                    [ANNOTATED FORM N-CSR FOR ANNUAL REPORTS]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number: 811-07607
       -------------------------------------------------

The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1221 Avenue of the America's 22nd Floor New York, NY 10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, 34th Floor New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area
code: 1-800-221-6726
     -----------------------------------

Date of fiscal year
end: 12/31
    --------------------------------------------------------------
Date of reporting
period: 12/31
       --------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's as annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: [Provide annual report.]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003

[MORGAN STANLEY LOGO]

CORE PLUS FIXED INCOME PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

INVESTMENT OVERVIEW (UNAUDITED)

CORE PLUS FIXED INCOME PORTFOLIO

PERFORMANCE COMPARED TO THE CITI BROAD INVESTMENT GRADE INDEX


                                      TOTAL RETURNS(2)
                              ------------------------------------
                                                 AVERAGE ANNUAL
                                              --------------------
                                       ONE     FIVE          SINCE
                               YTD    YEAR    YEARS   INCEPTION(3)
------------------------------------------------------------------
Portfolio - Class I           4.64%   4.64%    6.05%          6.87%
Index(1) - Class I            4.21    4.21     6.61           7.42
Portfolio - Class II          2.16     N/A      N/A            N/A
Index(1) - Class II           1.83     N/A      N/A            N/A

(1) The Citi Broad Investment Grade Index is a fixed income market capitalization-weighted index, including U.S. Treasury, agency, government-sponsored mortgages and investment grade (BBB-/Baa3 or better) corporate securities with maturities of one year or longer.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Class I shares and Class II shares commenced operations on January 2, 1997 and May 1, 2003, respectively.

[CHART]

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                                 SINCE INCEPTION

                                                   Citi Broad
                                                   Investment
                             Portfolio            Grade Index
                             --------------------------------
1/2/97*                      $10,000              $10,000
12/31/1997                    10,993               11,014
12/31/1998                    11,772               11,974
12/31/1999                    11,668               11,872
12/31/2000                    12,961               13,249
12/31/2001                    14,169               14,375
12/31/2002                    15,209               15,827
12/31/2003                    15,915               16,493

*Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class II shares will vary based upon the different inception dates and fees assessed to that class.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Yields will fluctuate as market conditions change.

The Core Plus Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio's average weighted maturity will ordinarily exceed five years. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio's Class I shares had a total return of 4.64% compared to 4.21% for the Citi Broad Investment Grade Index (the "Index"). For the period from May 1, 2003 to December 31, 2003, the Portfolio's Class II shares had a total return of 2.16% compared to 1.83% for the Index. The Portfolio's Class I shares and Class II shares 30-day SEC yields at December 31, 2003, were 3.00% and 2.74%, respectively.

FACTORS AFFECTING PERFORMANCE

- Corporate bonds benefited from a rebound in investor interest as economic activity improved and corporate accounting and governance controversies subsided. The Portfolio's above-benchmark sensitivity to corporates, especially in the medium-quality area, had a favorable effect on relative performance relative to the Index; good security selection decisions also helped relative returns.

- Mortgage spreads narrowed over the course of 2003, with higher-coupon issues faring better during the second half of the period. The Portfolio's focus on higher-coupon mortgages added value relative to the Index.

- Treasury yields fell sharply through mid-year due to concerns regarding the war in Iraq, unintentional confusion stemming from Federal Reserve's communications practices, and an unclear outlook for monetary policy. This situation changed abruptly in July, and market rates moved higher over the balance of the year. The Portfolio's below-benchmark interest-rate risk position did not have a major impact on relative performance during 2003.

MANAGEMENT STRATEGIES

- During 2003, the Portfolio maintained a below-benchmark interest-rate risk position which ranged anywhere between -0.8 and -1.25 years versus the Index. In our opinion, U.S. Treasury yields reflected an implicit market view reflecting economic pessimism; this market view, however, appeared at odds with economic data. The Portfolio entered 2004 with a -1.0 year below-benchmark interest-rate risk position designed to preserve capital.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

INVESTMENT OVERVIEW (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

- The Portfolio's above-benchmark sensitivity to corporate yield spreads narrowed over the course of 2003, reflecting the diminishing attractiveness of the sector as yield spreads compressed. While good security selection opportunities persisted, especially among medium-quality issues, the Portfolio had only a modest corporate overweight as it entered 2004. Paper, insurance, and energy issues comprised the biggest relative industry overweights versus the Index.

- The year also saw the Portfolio maintain a sensitivity to mortgage yield spreads nearly in line with that of the Index; this was comprised of an underweight in lower-coupon issues and an overweight in higher-coupon issues. The higher-coupons remained attractive, as the market's prepayment fears were still extreme relative to actual prepayment trends; accordingly, the Portfolio maintained a focus on these issues as we entered 2004.


January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS

CORE PLUS FIXED INCOME PORTFOLIO

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (111.5%)
AGENCY ADJUSTABLE RATE MORTGAGES (0.7%)
  Government National Mortgage Association,
    Adjustable Rate Mortgages
    4.375%, 1/20/25 - 2/20/28                           $   1,919      $   1,958
    4.75%, 7/20/25 - 9/20/27                                  265            271
    5.625%, 12/20/25 - 11/20/27                               142            147
--------------------------------------------------------------------------------
                                                                           2,376
================================================================================
AGENCY FIXED RATE MORTGAGES (60.8%)
  Federal Home Loan Mortgage Corporation,
    Conventional Pools
    10.00%, 10/1/10                                             7              7
    10.50%, 5/1/19                                              3              3
  Federal Home Loan Mortgage Corporation,
    Gold Pools
    6.50%, 1/1/28 - 11/1/33                                16,195         16,977
    7.00%, 3/1/32                                              51             54
    7.50%, 6/1/20 - 11/1/32                                 8,845          9,504
    8.00%, 8/1/30 - 1/1/31                                    265            286
    8.50%, 1/1/29 - 8/1/30                                    251            271
    9.50%, 12/1/22                                             25             28
    10.00%, 6/1/17                                             29             32
    10.50%, 1/1/10                                              6              7
    11.50%, 10/1/15 - 5/1/19                                   49             55
  Federal Home Loan Mortgage Corporation,
    January TBA
    5.00%, 1/15/18                                          3,050(a)       3,107
    6.00%, 1/15/33                                         19,300(a)      19,945
    7.50%, 1/15/33                                            350(a)         376
  Federal National Mortgage Association,
    Conventional Pools
    7.00%, 5/1/29 - 12/1/32                                11,706         12,400
    7.50%, 5/1/25 - 8/1/32                                  7,037          7,525
    8.00%, 11/1/14 - 9/1/32                                10,389         11,219
    8.50%, 4/1/30 - 9/1/32                                  3,494          3,779
    9.50%, 11/1/21 - 4/1/30                                   494            553
    10.00%, 9/1/10 - 5/1/22                                   144            162
    10.50%, 1/1/16 - 5/1/22                                 1,196          1,348
    11.00%, 6/1/19 - 11/1/20                                  453            515
    11.50%, 11/1/19                                            10             11
    12.00%, 11/1/11                                            11             12
    13.00%, 10/1/15                                             2              3
  Federal National Mortgage Association,
    January TBA
    4.50%, 1/25/18                                          6,250(a)       6,258
    5.00%, 1/25/18                                          6,175(a)       6,299
    5.50%, 1/25/18 - 1/25/33                               31,275(a)      31,861
    6.00%, 1/25/33                                          6,250(a)       6,461
    6.50%, 1/25/33                                         43,750(a)      45,760
    7.00%, 1/25/33                                         13,975(a)      14,800
  Government National Mortgage Association,
    Various Pools
    9.00%, 11/15/17 - 1/15/25                                 292            328
    9.50%, 10/15/16 - 11/15/21                              1,047          1,173
    10.00%, 11/15/09 - 6/15/22                              1,482          1,668
    10.50%, 1/15/18 - 8/15/20                           $     171      $     194
    11.00%, 12/15/09 - 1/15/16                                 30             34
    11.50%, 2/15/13 - 8/15/13                                   7              8
    12.00%, 12/15/12 - 12/15/14                                28             33
--------------------------------------------------------------------------------
                                                                         203,056
================================================================================
ASSET BACKED CORPORATE (4.1%)
  Bank One Issuance Trust
    3.59%, 5/17/10                                          2,000          2,033
  Chase Funding Mortgage Loan
    2.005%, 2/25/17                                           866            867
  Citibank Credit Card Issuance Trust
    6.875%, 11/16/09                                        1,730          1,971
  Daimler Chrysler Auto Trust
    2.90%, 12/6/04                                              8              8
  Ford Credit Auto Owner Trust
    1.62%, 8/15/05                                            964            966
  Harley-Davidson Motorcycle Trust
    1.56%, 5/15/07                                          1,068          1,070
  Honda Auto Receivables Owner Trust
    1.46%, 9/19/05                                          1,417          1,419
    1.67%, 6/15/05                                            665            667
  Lehman ABS Manufactured
    Housing Contract
    3.01%, 3/15/10                                             71             71
  MBNA Master Credit Card Trust USA
    5.90%, 8/15/11                                            400            441
    7.00%, 2/15/12                                          1,350          1,561
    7.80%, 10/15/12                                         1,400          1,688
  Whole Auto Loan Trust
    1.88%, 6/15/05                                            776            778
--------------------------------------------------------------------------------
                                                                          13,540
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -
AGENCY COLLATERAL SERIES (2.7%)
  Federal Home Loan Mortgage Corporation, IO
    5.00%, 9/15/14 - 6/15/17                                9,759          1,015
    6.00%, 5/1/31                                           2,052            316
    6.50%, 4/1/28                                           1,695            254
    7.50%, 12/1/29                                            137             23
    8.00%, 1/1/28 - 7/1/31                                    237             43
  Federal Home Loan Mortgage Corporation,
    IO, Inv Fl
    6.787%, 3/15/32                                         1,348            117
    6.838%, 3/15/32                                         1,024             90
    7.388%, 10/15/29                                          217             16
  Federal National Mortgage Association
    2.115%, 10/25/42                                          953            953
    3.25%, 6/25/33                                          1,215          1,228
    7.00%, 9/25/32                                          1,642          1,720
  Federal National Mortgage Association, IO
    5.00%, 2/25/15                                          3,657            264
    6.00%, 8/25/32 - 7/25/33                                3,409            644
    6.50%, 1/4/33 - 2/25/33                                 5,031            811
    7.00%, 4/25/33                                          2,239            364
    7.50%, 11/1/29                                            466             80

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -
AGENCY COLLATERAL SERIES (CONT'D)
  Federal National Mortgage Association, IO (cont'd)
    8.00%, 4/1/24 - 8/1/31                              $   2,292      $     417
    9.00%, 11/1/26                                             31              5
  Federal National Mortgage Association,
    IO, Inv Fl
    6.40%, 2/17/31                                            580             60
    6.859%, 12/25/27                                          239             12
    6.959%, 12/25/29                                          582             35
    7.059%, 10/25/28                                          454             39
    7.45%, 3/18/30                                            179             12
  Government National Mortgage Association,
    IO, Inv Fl
    6.426%, 9/16/31                                           406             33
    6.812%, 9/16/27                                           290             28
    6.846%, 4/16/29                                         2,158            200
    7.046%, 8/16/31                                           348             33
    7.351%, 9/20/30                                           648             64
    7.396%, 12/16/29                                          394             48
    7.446%, 8/16/29                                           523             56
--------------------------------------------------------------------------------
                                                                           8,980
================================================================================
FEDERAL AGENCY (0.9%)
  Federal Home Loan Mortgage Corporation
    5.125%, 11/7/13                                         2,935          2,929
--------------------------------------------------------------------------------
FINANCE (5.7%)
  AIG SunAmerica Global Financing
    6.30%, 5/10/11                                            700(b)         776
    6.90%, 3/15/32                                            115(b)         131
  American General Corp.
    7.50%, 7/15/25                                            180            215
  Anthem Insurance Cos., Inc.
    9.125%, 4/1/10                                            215(b)         271
  Axa Financial, Inc.
    6.50%, 4/1/08                                              85             94
  Citigroup, Inc.
    5.625%, 8/27/12                                           390            412
    6.00%, 2/21/12                                            155            170
  Countrywide Home Loans, Inc.
    3.25%, 5/21/08                                            645            635
  EOP Operating LP
    6.763%, 6/15/07                                           100            111
    7.50%, 4/19/29                                            330            370
    7.875%, 7/15/31                                           225            264
  Farmers Exchange Capital
    7.05%, 7/15/28                                            585(b)         549
  Farmers Insurance Exchange
    8.625%, 5/1/24                                            250(b)         262
  General Electric Capital Corp.
    4.25%, 12/1/10                                            280            279
    6.75%, 3/15/32                                            580            644
  Goldman Sachs Group, Inc.
    5.25%, 10/15/13                                     $     410      $     415
    6.60%, 1/15/12                                            155            173
    6.875%, 1/15/11                                           625            711
  Hartford Financial Services Group, Inc.
    2.375%, 6/1/06                                            315            314
    7.90%, 6/15/10                                            235            279
  Hartford Life, Inc.
    7.65%, 6/15/27                                            155            186
  Household Finance Corp.
    4.125%, 12/15/08                                          235            237
    5.875%, 2/1/09                                            475            516
    6.40%, 6/17/08                                             80             89
    6.75%, 5/15/11                                            320            361
    8.00%, 7/15/10                                            195            234
  iStar Financial, Inc.
    7.00%, 3/15/08                                            165            179
    8.75%, 8/15/08                                             90            104
  J.P. Morgan Chase & Co.
    5.35%, 3/1/07                                             415            444
    6.00%, 2/15/09                                             80             88
    6.625%, 3/15/12                                           210            235
    7.00%, 11/15/09                                           275            317
  John Hancock Financial Services, Inc.
    5.625%, 12/1/08                                            75             81
  Mantis Reef Ltd.
    4.692%, 11/14/08                                          630(b)         634
  MBNA Corp.
    6.125%, 3/1/13                                            740            796
  Nationwide Mutual Insurance Co.
    7.50%, 2/15/24                                            600(b)         617
    8.25%, 12/1/31                                            610(b)         735
  Newcourt Credit Group, Inc.
    6.875%, 2/16/05                                           310            327
  Prime Property Funding II
    7.00%, 8/15/04                                            160(b)         165
  Prudential Holdings LLC
    7.245%, 12/18/23                                        1,730(b)       1,955
    8.695%, 12/18/23                                          845(b)       1,046
  Rouse Co.
    5.375%, 11/26/13                                           90             90
  Simon Property Group LP
    6.375%, 11/15/07                                          290            320
  Vornado Realty Trust
    5.625%, 6/15/07                                           290            310
  Washington Mutual Bank
    5.50%, 1/15/13                                             75             78
  Washington Mutual, Inc.
    8.25%, 4/1/10                                             200            241
  World Financial Properties
    6.91%, 9/1/13                                           1,326(b)       1,468
--------------------------------------------------------------------------------
                                                                          18,928
================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
INDUSTRIALS (14.0%)
  Abitibi-Consolidated, Inc.
    8.55%, 8/1/10                                       $     415      $     463
    8.85%, 8/1/30                                             390            423
  Aetna, Inc.
    7.875%, 3/1/11                                            815            965
  Albertson's, Inc.
    7.50%, 2/15/11                                            280            321
  Allied Waste North America
    6.50%, 11/15/10                                           135(b)         139
    8.50%, 12/1/08                                            195            218
  Altria Group, Inc.
    7.00%, 11/4/13                                            220            235
    7.75%, 1/15/27                                            315            341
  Amerada Hess Corp.
    7.875%, 10/1/29                                           905            996
  Arrow Electronics, Inc.
    6.875%, 7/1/13 - 6/1/18                                   415            440
  AT&T Corp.
    8.05%, 11/15/11                                            75             87
    8.75%, 11/15/31                                           680            797
  AT&T Wireless Services, Inc.
    8.75%, 3/1/31                                             480            594
  Avnet, Inc.
    9.75%, 2/15/08                                             95            111
  BAT International Finance plc
    4.875%, 2/25/09                                           420            537
  BHP Finance USA Ltd.
    4.80%, 4/15/13                                            300            301
  Boeing Capital Corp.
    5.80%, 1/15/13                                            125            131
    6.10%, 3/1/11                                             105            114
    6.50%, 2/15/12                                             75             82
  Boeing Co.
    6.625%, 2/15/38                                            95            100
  Bowater Canada Finance Corp.
    7.95%, 11/15/11                                           845            899
  Cendant Corp.
    7.375%, 1/15/13                                           290            333
  Cigna Corp.
    6.375%, 10/15/11                                          130            141
  Clear Channel Communications, Inc.
    7.65%, 9/15/10                                            360            422
  Comcast Cable Communications, Inc.
    6.75%, 1/30/11                                            370            413
    8.375%, 5/1/07                                             75             87
  Comcast Corp.
    6.50%, 1/15/15                                            275            299
    7.625%, 2/15/08                                           245            276
  Conoco, Inc.
    6.95%, 4/15/29                                            560            637
  Constellation Energy Group, Inc.
    7.60%, 4/1/32                                             260            305
  Continental Airlines, Inc.
    6.545%, 2/2/19                                      $     260      $     258
    6.648%, 3/15/19                                           442            432
    6.90%, 1/2/18                                             114            112
    7.461%, 10/1/16                                            58             57
  D.R. Horton, Inc.
    6.875%, 5/1/13                                            315            337
  DaimlerChrysler NA Holding Corp.
    7.30%, 1/15/12                                            670            747
    8.50%, 1/18/31                                            455            545
  Deutsche Telekom International Finance BV
    8.75%, 6/15/30                                            480            615
  Echostar DBS Corp.
    6.375%, 10/1/11                                           395(b)         407
    9.375%, 2/1/09                                            415            436
  Electronic Data Systems Corp.
    6.00%, 8/1/13                                             270            266
    7.125%, 10/15/09                                          170            182
  Federated Department Stores, Inc.
    6.90%, 4/1/29                                             275            298
    7.00%, 2/15/28                                            155            170
  FMC Corp.
    10.25%, 11/1/09                                            85            100
  Ford Motor Co.
    6.625%, 10/1/28                                           565            521
    7.45%, 7/16/31                                            405            410
  Ford Motor Credit Co.
    7.25%, 10/25/11                                         1,340          1,456
    7.375%, 10/28/09                                          495            544
  France Telecom S.A.
    7.00%, 12/23/09                                           250            357
  General Motors Acceptance Corp.
    4.50%, 7/15/06                                            245            252
    6.875%, 9/15/11                                         1,060          1,144
    8.00%, 11/1/31                                            680            766
  Glencore Nickel Property Ltd.
    9.00%, 12/1/14                                            180(c),(d)      --@
  Goodrich Corp.
    7.625%, 12/15/12                                          180            208
  GTE Corp.
    6.94%, 4/15/28                                            830            874
  Harrah's Operating Co., Inc.
    8.00%, 2/1/11                                             410            482
  HCA, Inc.
    6.30%, 10/1/12                                            400            413
    7.19%, 11/15/15                                           225            242
    7.50%, 12/15/23                                           140            146
    7.69%, 6/15/25                                            190            201
    8.70%, 2/10/10                                             50             59
    9.00%, 12/15/14                                           110            133
  Health Net, Inc.
    8.375%, 4/15/11                                           660            794
  Hertz Corp.
    7.625%, 8/15/07                                            85             93

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
  Hilton Hotels Corp.
    7.625%, 12/1/12                                     $     680      $     768
  Honeywell International, Inc.
    6.125%, 11/1/11                                           490            540
  Hutchison Whampoa International Ltd.
    5.45%, 11/24/10                                           240(b)         244
    6.50%, 2/13/13                                            300(b)         313
  Hyatt Equities LLC
    6.875%, 6/15/07                                           380(b)         409
  ICI Wilmington, Inc.
    4.375%, 12/1/08                                           230            229
  Inco Ltd.
    7.20%, 9/15/32                                            200            219
    7.75%, 5/15/12                                            460            537
  International Paper Co.
    4.25%, 1/15/09                                            325            327
  Iron Mountain, Inc.
    6.625%, 1/1/16                                            180            176
    7.75%, 1/15/15                                            268            282
  Kennametal, Inc.
    7.20%, 6/15/12                                            440            468
  Kerr-McGee Corp.
    5.875%, 9/15/06                                            95            102
    6.875%, 9/15/11                                           195            217
    7.875%, 9/15/31                                           290            330
  Key Energy Services, Inc.
    6.375%, 5/1/13                                            185            189
  Kraft Foods, Inc.
    5.625%, 11/1/11                                            65             69
    6.25%, 6/1/12                                             295            322
  Kroger Co.
    7.50%, 4/1/31                                             140            162
  Lockheed Martin Corp.
    7.75%, 5/1/26                                             105            127
    8.50%, 12/1/29                                            145            191
  Marathon Oil Corp.
    6.80%, 3/15/32                                            325            349
  May Department Stores Co.
    6.90%, 1/15/32                                            645            697
  MeadWestvaco Corp.
    6.85%, 4/1/12                                             205            226
  Medco Health Solutions, Inc.
    7.25%, 8/15/13                                            100            109
  MGM Mirage, Inc.
    8.50%, 9/15/10                                            515            594
  Miller Brewing Co.
    4.25%, 8/15/08                                            375(b)         380
  Mohawk Industries, Inc.
    7.20%, 4/15/12                                            130            148
  News America Holdings, Inc.
    7.28%, 6/30/28                                            180            201
    7.30%, 4/30/28                                            375            420
    7.75%, 2/1/24                                             140            165
  Nexen, Inc.
    5.05%, 11/20/13                                     $     340      $     336
  Olivetti Finance N.V.
    5.875%, 1/24/08                                           225            302
  Omnicare, Inc.
    6.125%, 6/1/13                                            125            126
  Owens-Brockway
    7.75%, 5/15/11                                            255            275
    8.75%, 11/15/12                                           170            190
  Packaging Corp. of America
    5.75%, 8/1/13                                             210            213
  Pemex Project Funding Master Trust
    8.625%, 2/1/22                                            730            812
    9.125%, 10/13/10                                          180            215
  Petro-Canada
    5.35%, 7/15/33                                            285            256
  Pulte Homes, Inc.
    6.375%, 5/15/33                                           175            171
    7.875%, 8/1/11                                            135            159
  Raytheon Co.
    8.30%, 3/1/10                                             245            294
  Sappi Papier Holding AG
    6.75%, 6/15/12                                            190(b)         208
  Schering Plough Corp.
    5.30%, 12/1/13                                            195            199
  Sealed Air Corp.
    5.625%, 7/15/13                                           320(b)         328
  Smithfield Foods, Inc.
    7.75%, 5/15/13                                             60             63
    8.00%, 10/15/09                                           420            445
  Sprint Capital Corp.
    8.375%, 3/15/12                                           265            310
  Starwood Hotels & Resorts Worldwide, Inc.
    7.375%, 5/1/07 - 5/1/12                                   590            662
  Station Casinos, Inc.
    8.375%, 2/15/08                                           150            161
  Systems 2001 Asset Trust
    6.664%, 9/15/13                                           764(b)         845
  TCI Communications, Inc.
    7.875%, 2/15/26                                           190            223
  Tenet Healthcare Corp.
    6.875%, 11/15/31                                          465            419
    7.375%, 2/1/13                                            410            414
  Time Warner, Inc.
    6.625%, 5/15/29                                           100            103
    7.625%, 4/15/31                                           655            759
    7.70%, 5/1/32                                             160            187
  Toys R Us, Inc.
    7.375%, 10/15/18                                          310            311
  Tyco International Group S.A.
    5.80%, 8/1/06                                             145            154
    6.375%, 10/15/11                                          220            236
    6.75%, 2/15/11                                             90             99

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
  Verizon Global Funding Corp.
    7.75%, 12/1/30                                      $     250      $     295
  Verizon New England, Inc.
    6.50%, 9/15/11                                            120            132
  Waste Management, Inc.
    7.00%, 7/15/28                                            355            383
    7.375%, 5/15/29                                           375            423
  Weyerhaeuser Co.
    6.00%, 8/1/06                                             230            246
    6.75%, 3/15/12                                            665            727
  Xerox Corp.
    7.125%, 6/15/10                                           310            333
--------------------------------------------------------------------------------
                                                                          46,788
================================================================================
SOVEREIGN (0.5%)
  Republic of Colombia
    10.75%, 1/15/13                                           270            308
  United Mexican States
    8.00%, 9/24/22                                            110            121
    8.30%, 8/15/31                                            400            452
    8.375%, 1/14/11                                           830            988
--------------------------------------------------------------------------------
                                                                           1,869
================================================================================
U.S. TREASURY SECURITIES (20.1%)
  U.S. Treasury Bond
    6.125%, 8/15/29                                         2,350          2,664
    7.625%, 2/15/25                                           750            991
    8.125%, 8/15/21                                         3,950          5,388
    8.50%, 2/15/20                                          8,400         11,735
    8.75%, 8/15/20                                          1,600          2,288
  U.S. Treasury Strip, IO
    4.52%, 5/15/10                                          1,500          1,179
    4.70%, 5/15/11                                          3,900          2,891
    5.23%, 2/15/20                                         11,630          4,934
    5.26%, 5/15/19                                          2,900          1,292
    5.30%, 8/15/20                                          1,850            759
    5.32%, 5/15/20                                         10,925          4,566
    5.33%, 11/15/19                                         1,150            495
    5.35%, 2/15/21                                          6,225          2,475
    5.39%, 5/15/21                                         33,630         13,170
    5.41%, 8/15/22                                          4,150          1,503
    5.43%, 11/15/21                                        11,625          4,416
    5.46%, 11/15/22                                         1,950            695
  U.S. Treasury Strip, PO
    5/15/21 - 11/15/21                                     14,150          5,531
--------------------------------------------------------------------------------
                                                                          66,972
================================================================================
UTILITIES (2.0%)
  Cincinnati Gas & Electric Co.
    5.375%, 6/15/33                                           140            126
    5.40%, 6/15/33                                            150            136
    5.70%, 9/15/12                                            195            206
  Columbus Southern Power Co.
    6.60%, 3/1/33                                             375            403
  Consolidated Natural Gas Co.
    6.25%, 11/1/11                                      $     425      $     470
  Consumers Energy Co.
    4.00%, 5/15/10                                            195(b)         189
    4.80%, 2/12/09                                            275(b)         281
    5.375%, 4/15/13                                            80(b)          81
  Detroit Edison Co.
    6.125%, 10/1/10                                           205            225
  Entergy Gulf States, Inc.
    3.60%, 6/1/08                                             195(b)         188
  Exelon Corp.
    6.75%, 5/1/11                                             380            425
  FirstEnergy Corp.
    6.45%, 11/15/11                                           390            405
    7.375%, 11/15/31                                          145            149
  GulfTerra Energy Partners LP
    6.25%, 6/1/10                                             265            277
    8.50%, 6/1/10                                             289            329
  Monongahela Power Co.
    5.00%, 10/1/06                                            210            215
  Nisource Finance Corp.
    7.625%, 11/15/05                                          240            262
  Ohio Edison Co.
    5.45%, 5/1/15                                             305(b)         295
  Ohio Power Co.
    6.60%, 2/15/33                                            165            178
  PSEG Energy Holdings LLC
    7.75%, 4/16/07                                            245            261
    8.625%, 2/15/08                                           155            170
    9.125%, 2/10/04                                           255            257
  Ras Laffan Liquefied Natural Gas Co., Ltd.
    8.294%, 3/15/14                                           415(b)         488
  Texas Eastern Transmission LP
    7.00%, 7/15/32                                            295            327
  TXU Energy Company LLC
    7.00%, 3/15/13                                            220            244
  Wisconsin Electric Power Co.
    5.625%, 5/15/33                                            95             93
  Wisconsin Energy Corp.
    6.20%, 4/1/33                                             115            115
--------------------------------------------------------------------------------
                                                                           6,795
================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $366,080)                          372,233
================================================================================

                                                           SHARES
--------------------------------------------------------------------------------
PREFERRED STOCK (0.2%)
OTHER MORTGAGES (0.2%)
  Home Ownership Funding Corp.,
    13.33% (COST $797)                                      1,550(b)         775
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (27.8%)
DISCOUNT NOTES (20.9%)
  Federal Home Loan Bank,
    1.04%, 1/17/04                                      $  12,000      $  11,998
    1.05%, 2/6/04                                          10,000          9,990
    1.05%, 3/19/04                                         16,000         15,967
  Federal National Mortgage Association,
    1.05%, 3/24/04                                         16,000         15,965
    1.07%, 1/14/04                                         16,000         15,994
--------------------------------------------------------------------------------
                                                                          69,914
================================================================================
REPURCHASE AGREEMENT (6.6%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $22,086                               22,085(e)      22,085
--------------------------------------------------------------------------------
TREASURY SECURITIES (0.3%)
  U.S. Treasury Bill,
    0.94%,1/15/04                                             100(f)         100
    1.00%, 3/25/04                                            825(f)         824
--------------------------------------------------------------------------------
                                                                             924
================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $92,914)                             92,923
================================================================================
TOTAL INVESTMENTS (139.5%) (COST $459,791)                               465,931
================================================================================

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
OTHER ASSETS (3.1%)
  Receivable for Forward Commitments                        6,534
  Interest Receivable                                       2,373
  Net Unrealized Appreciation on
    Swap Agreements                                           615
  Due from Broker                                             402
  Receivable for Investments Sold                             212
  Receivable for Portfolio Shares Sold                         92
  Other                                                        12         10,240
================================================================================
LIABILITIES (-42.6%)
  Payable for Forward Commitments                        (140,612)
  Interest Payable for Swap Agreements                     (1,071)
  Investment Advisory Fees Payable                           (329)
  Payable for Portfolio Shares Redeemed                       (85)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                               (77)
  Administrative Fees Payable                                 (73)
  Directors' Fees and Expenses Payable                         (8)
  Custodian Fees Payable                                       (6)
  Distribution Fees on Class II Shares                         (1)
  Other Liabilities                                           (42)      (142,304)
================================================================================
NET ASSETS (100%)                                                      $ 333,867
================================================================================

                                                                           VALUE
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                      $   319,344
Undistributed (Distributions in Excess of)
  Net Investment Income                                                   11,061
Accumulated Net Realized Gain (Loss)                                      (3,211)
Unrealized Appreciation (Depreciation) on:
  Investments                                                              6,140
  Foreign Currency Exchange Contracts
    and Translations                                                         (75)
  Futures Contracts                                                           (7)
  Swap Agreements                                                            615
--------------------------------------------------------------------------------
NET ASSETS                                                           $   333,867
================================================================================
CLASS I:
NET ASSETS                                                           $   327,000
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 28,335,792 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                           $     11.54
================================================================================
CLASS II:
NET ASSETS                                                           $     6,867
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 595,982 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                           $     11.52
================================================================================

(a)     Security is subject to delayed delivery.
(b)     144A Security - certain conditions for public sale may exist.
(c)     Security is in default.
(d) Security was valued at fair value -- At December 31, 2003, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(e) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(f) A portion of the security was pledged to cover margin requirements for futures contracts.
@       Value is less than $500.
Inv Fl Inverse Floating Rate Security -- Interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on December 31, 2003.
IO      Interest Only
PO      Principal Only
TBA     To be announced

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                             NET
  CURRENCY                              IN                UNREALIZED
     TO                               EXCHANGE           APPRECIATION
  DELIVER     VALUE    SETTLEMENT       FOR      VALUE  (DEPRECIATION)
    (000)     (000)       DATE         (000)     (000)      (000)
----------------------------------------------------------------------
EUR    432   $   543    1/26/04       US$  509  $   509     $      (34)
EUR    539       678    1/26/04       US$  635      635            (43)
             -------                            -------     ----------
             $ 1,221                            $ 1,144     $      (77)
             =======                            =======     ==========

EUR -- Euro

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                      NET
                                                                   UNREALIZED
                         NUMBER                                   APPRECIATION
                           OF          VALUE      EXPIRATION     (DEPRECIATION)
                        CONTRACTS      (000)         DATE            (000)
------------------------------------------------------------------------------
LONG:

 U.S. Long Bond                86   $      9,401    Mar-04        $        101

 2 Year U.S.
     Treasury Note              8          1,712    Mar-04                   7

 10 Year U.S.
     Treasury Note            214         24,025    Mar-04                 165

SHORT:

 Eurodollar - CME              10          2,469    Mar-04                 (48)

 5 Year U.S.
     Treasury Note            318         35,497    Mar-04                (232)
------------------------------------------------------------------------------
                                                                  $         (7)
==============================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

CORE PLUS FIXED INCOME PORTFOLIO

STATEMENT OF OPERATIONS

                                                                       YEAR ENDED
                                                                DECEMBER 31, 2003
                                                                            (000)
---------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest (net of $1 foreign taxes withheld)                          $    9,512
  Dividends                                                                    44
---------------------------------------------------------------------------------
    Total Investment Income                                                 9,556
---------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                  1,249
  Administrative Fees                                                         797
  Shareholder Reporting Fees                                                   68
  Professional Fees                                                            60
  Custodian Fees                                                               39
  Directors' Fees and Expenses                                                  9
  Distribution Fees on Class II Shares                                          7
  Interest Expense                                                              2
  Other                                                                        51
---------------------------------------------------------------------------------
    Total Expenses                                                          2,282
---------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                             (86)
  Distribution Fees on Class II Shares Waived                                  (2)
---------------------------------------------------------------------------------
    Net Expenses                                                            2,194
---------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       7,362
---------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                          9,123
  Foreign Currency Transactions                                               (17)
  Futures Contracts                                                        (3,142)
  Swap Agreements                                                          (3,237)
---------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                2,727
---------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                              (3,403)
  Foreign Currency Exchange Contracts and Translations                        (76)
  Futures Contracts                                                         1,321
  Swap Agreements                                                           5,962
---------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)                    3,804
---------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                                                          6,531
---------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $   13,893
=================================================================================

    The accompanying notes are an integral part of the financial statements.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

CORE PLUS FIXED INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED         YEAR ENDED
                                                                            DECEMBER 31, 2003  DECEMBER 31, 2002
                                                                                        (000)              (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                       $         7,362    $         7,063
  Net Realized Gain (Loss)                                                              2,727              5,698
  Net Change in Unrealized Appreciation (Depreciation)                                  3,804              1,788
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from  Operations                   13,893             14,549
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class I:
  Net Investment Income                                                                  (190)            (9,841)
  Net Realized Gain                                                                    (2,412)            (2,276)
  Class II*:
  Net Investment Income                                                                    (1)                --
  Net Realized Gain                                                                        (7)                --
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                (2,610)           (12,117)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscribed                                                                          104,809            161,437
  Distributions Reinvested                                                              2,602             12,117
  Redeemed                                                                            (72,518)           (48,396)
  Class II*:
  Subscriptions                                                                         8,275                 --
  Distributions Reinvested                                                                  8                 --
  Redemptions                                                                          (1,521)                --
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital
      Share Transactions                                                               41,655            125,158
----------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                              52,938            127,590
NET ASSETS:
  Beginning of Period                                                                 280,929            153,339
----------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in
    excess of) net investment income of $11,061 and $(358),
    respectively)                                                             $       333,867    $       280,929
----------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Class I:
    Shares Subscribed                                                                   9,248             14,393
    Shares Issued on Distributions Reinvested                                             229              1,089
    Shares Redeemed                                                                    (6,399)            (4,357)
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Capital Shares Outstanding                       3,078             11,125
----------------------------------------------------------------------------------------------------------------
    Class II*:
    Shares Subscribed                                                                     729                 --
    Shares Issued on Distributions Reinvested                                               1                 --
    Shares Redeemed                                                                      (134)                --
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Shares Outstanding                                596                 --
================================================================================================================

*Class II shares commenced offering on May 1, 2003

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

CORE PLUS FIXED INCOME PORTFOLIO

STATEMENT OF CASH FLOWS

                                                                             YEAR ENDED
                                                                      DECEMBER 31, 2003
                                                                                  (000)
---------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Investments                        $    501,817
  Purchases of Investments                                                     (496,517)
  Net (Increase) Decrease in Short-Term Investments                             (61,006)
  Net Realized Gain (Loss) on Foreign Currency Transactions                         (17)
  Net Realized Gain (Loss) on Futures Contracts                                  (3,142)
  Net Realized Gain (Loss) on Swap Agreements                                    (3,237)
  Net Investment Income                                                           7,362
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY
 OPERATING ACTIVITIES:
  Net (Increase) Decrease in Receivables Related to Operations                       61
  Net Increase (Decrease) in Payables Related to Operations                       1,084
  Accretion/Amortization of Discounts and Premiums                                 (263)
---------------------------------------------------------------------------------------
    Net Cash Used in Operating Activities                                       (53,858)
---------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Portfolio Shares Sold                                           113,250
  Payment on Portfolio Shares Redeemed                                          (74,057)
  Proceeds from Sales of Forward Commitments                                  1,555,301
  Purchases of Forward Commitments                                           (1,540,636)
---------------------------------------------------------------------------------------
    Net Cash Provided by Financing Activities                                    53,858
---------------------------------------------------------------------------------------
    Net Increase (Decrease) in Cash                                                  --
CASH AT BEGINNING OF PERIOD                                                          --
---------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                      $         --
=======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

FINANCIAL HIGHLIGHTS

CORE PLUS FIXED INCOME PORTFOLIO

                                                                                        CLASS I
                                                     ---------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003            2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     11.12     $     10.85     $     10.51     $     10.05     $     10.70
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.27#           0.39#           0.42            0.64            0.50
  Net Realized and Unrealized Gain (Loss)                   0.25            0.41            0.56            0.47           (0.67)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        0.52            0.80            0.98            1.11           (0.17)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                    (0.01)          (0.41)          (0.46)          (0.65)          (0.48)
  Net Realized Gain                                        (0.09)          (0.12)          (0.18)             --              --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (0.10)          (0.53)          (0.64)          (0.65)          (0.48)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $     11.54     $     11.12     $     10.85     $     10.51     $     10.05
================================================================================================================================
TOTAL RETURN+/-                                             4.64%           7.33%           9.32%          11.08%          (1.63)%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                    $   327,000     $   280,929     $   153,339     $    91,343     $    69,865
Ratio of Expenses to Average Net Assets                     0.70%           0.70%           0.70%           0.70%           0.70%
Ratio of Net Investment Income to Average Net               2.36%           3.49%           4.89%           6.52%           6.06%
Assets
Portfolio Turnover Rate                                      123%             90%             71%             73%            100%
--------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed
 by Adviser:
    Expenses to Average Net Assets                          0.73%           0.73%           0.71%           0.89%           0.96%
    Net Investment Income to Average Net Assets             2.33%           3.46%           4.88%           6.33%           5.80%
--------------------------------------------------------------------------------------------------------------------------------

                                                            CLASS II
                                                     --------------------
                                                              PERIOD FROM
                                                             MAY 1, 2003*
SELECTED PER SHARE DATA AND RATIOS                        TO DECEMBER 31,
                                                                     2003
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    11.37
-------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                              0.14#
  Net Realized and Unrealized Gain (Loss)                            0.11
-------------------------------------------------------------------------
    Total from Investment Operations                                 0.25
-------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                             (0.01)
  Net Realized Gain                                                 (0.09)
-------------------------------------------------------------------------
    Total Distributions                                             (0.10)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $    11.52
=========================================================================
TOTAL RETURN+/-                                                      2.16%++
=========================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                              $    6,867
Ratio of Expenses to Average Net Assets                              0.95%**
Ratio of Net Investment Income to Average Net Assets                 2.11%**
Portfolio Turnover Rate                                               123%
-------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by
 Adviser and/or Distributor:
    Expenses to Average Net Assets                                   1.08%**
    Net Investment Income to Average Net Assets                      1.98%**
-------------------------------------------------------------------------

*   Commenced offering
**  Annualized
#   Per share amount is based on average shares outstanding
++  Not annualized
+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account.
    If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 1, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FORWARD COMMITMENTS AND WHEN-ISSUED/ DELAYED DELIVERY SECURITIES: The Portfolio may make

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)


   forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

4. FUTURES: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

   The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps which may be entered into by the Portfolio.

   INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

   Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value of open swaps reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   to the amount of net interest payments to be received and/ or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

   Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

   At December 31, 2003, the Portfolio had open swap agreements as follows:

                                                                                                              NET UNREALIZED
                                     NOTIONAL                                                                  APPRECIATION
                   TERMINATION        AMOUNT                                                                  (DEPRECIATION)
COUNTERPARTY          DATE            (000)      TYPE             PAY                       RECEIVE                (000)
----------------------------------------------------------------------------------------------------------------------------
Bank of
  America              1/30/04      $    3,000    TRS    3 month LIBOR less 50
                                                         basis points              Index Return(1)            $           47
                       2/27/04           1,850    TRS    3 month LIBOR less 50
                                                         basis points              Index Return(1)                        21
                       2/27/04           2,600    TRS    3 month LIBOR             Index Return(1)                        30
                       3/31/04           2,500    TRS    3 month LIBOR             Index Return(1)                        --@
                       9/30/04           6,300    IRS    fixed rate of 2.3932%     3 month LIBOR                         (50)
Citigroup              3/15/12           4,600    IRS    fixed rate of 5.99625%    3 month LIBOR                        (520)
                       6/27/12           1,300    IRS    fixed rate of 5.3628%     3 month LIBOR                         (87)
                       6/28/12           5,475    IRS    fixed rate of 5.2133%     3 month LIBOR                        (308)
                       1/15/13           1,200    IRS    fixed rate of 4.594%      3 month LIBOR                          (7)
                       5/15/19           2,900    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 7.125 basis points                31
                      11/15/19           1,150    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 7.9 basis points                   6
                       2/15/20           1,200    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 3.1 basis points                  41
                       2/15/20           1,200    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 2.75 basis points                 40
                       2/15/20           4,200    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 4.14 basis points                118
                       2/15/20           2,025    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 4.882 basis points                53
                       5/15/20           1,275    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 6 basis points                    26
                       5/15/20           5,450    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 5.75 basis points                 86
                       5/15/20           3,750    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 3.1 basis points                  70
                       8/15/20           1,850    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 7.25 basis points                 23
                       2/15/21           1,500    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 7.25 basis points                  5
                       5/15/21           6,000    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 8 basis points                     3
                       5/15/21           1,400    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 7.5 basis points                  --@
                       5/15/21           1,400    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 7.5 basis points                   2
                       5/15/21           4,000    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 7.5 basis points                 (11)
                       5/15/21           1,070    ZCS    at maturity               compounded 3 month LIBOR               (4)
                       5/15/21           1,130    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 7.75 basis points                 (1)
                       5/15/21           1,180    ZCS    at maturity               compounded 3 month LIBOR               (6)
                       5/15/21           3,900    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 3.75 basis points                 65
                       5/15/21           1,950    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 4.5 basis points                  43
                       5/15/21           1,950    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 3 basis points                   102
                       5/15/21           5,750    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 4.5 basis points                 365
                       8/15/22           2,300    ZCS    at maturity               compounded 3 month LIBOR
                      11/15/21           1,950    ZCS    at maturity               compounded 3 month LIBOR               (9)
                                                                                   less 4.5 basis points                  29
                      11/15/21           6,750    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 3.7 basis points                  75
                      11/15/21           1,950    ZCS    at maturity               compounded 3 month LIBOR
                                                                                   less 4.25 basis points                 28
Credit Suisse
  First Boston         4/16/13          10,000    IRS    Fixed at 4.4165%          3 month LIBOR                         108
                       5/15/21           5,850    ZCS    at maturity               compounded 3 month LIBOR               68
                       5/15/21           5,850    ZCS    at maturity               compounded 3 month LIBOR              112
                       5/15/21           1,950    ZCS    at maturity               compounded 3 month LIBOR               64
Goldman Sachs         10/22/12           1,750    IRS    fixed rate of 4.754%      3 month LIBOR                         (35)
                       7/18/13           3,150    IRS    fixed rate of 4.369%      3 month LIBOR                          56
                       2/15/20           1,130    ZCS    at maturity               compounded 3 month LIBOR               (8)
                       2/15/20             700    ZCS    at maturity               compounded 3 month LIBOR               17

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                              NET UNREALIZED
                                     NOTIONAL                                                                  APPRECIATION
                   TERMINATION        AMOUNT                                                                  (DEPRECIATION)
COUNTERPARTY          DATE            (000)      TYPE             PAY                       RECEIVE                (000)
----------------------------------------------------------------------------------------------------------------------------
                       2/15/20      $      1,175  ZCS    at maturity               compounded 3 month LIBOR   $           28
                       5/15/20               450  ZCS    at maturity               compounded 3 month LIBOR               14
                       2/15/21             4,500  ZCS    at maturity               compounded 3 month LIBOR              (53)
                       2/15/21               225  ZCS    at maturity               compounded 3 month LIBOR                3
                      11/15/21             1,950  ZCS    at maturity               compounded 3 month LIBOR               38
                      11/15/21             3,425  ZCS    at maturity               compounded 3 month LIBOR               39
                       8/15/22             1,850  ZCS    at maturity               compounded 3 month LIBOR               11
                      11/15/22             1,950  ZCS    at maturity               compounded 3 month LIBOR               91
                       4/5/32                550  IRS    fixed rate of 6.3291%     3 month LIBOR                         (76)
                       6/27/32             1,650  IRS    fixed rate of 5.9745%     3 month LIBOR                        (142)
                      10/21/32             1,650  IRS    fixed rate of 5.5044%     3 month LIBOR                         (26)
                                                                                                              --------------
                                                                                                              $          615
                                                                                                              ==============

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

@ -- Value is less than $500.

IRS -- Interest Rate Swap

TRS -- Total Return Swap

ZCS -- Zero Coupon Interest Rate Swap

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                         FROM $500
     FIRST $500         MILLION TO         MORE THAN
        MILLION         $1 BILLION        $1 BILLION
     -----------------------------------------------
        0.40%             0.35%             0.30%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D.DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

       2003 DISTRIBUTIONS             2002 DISTRIBUTIONS
            PAID FROM:                     PAID FROM:
     --------------------------     -------------------------
     ORDINARY         LONG-TERM     ORDINARY        LONG-TERM
       INCOME      CAPITAL GAIN       INCOME     CAPITAL GAIN
        (000)             (000)        (000)            (000)
     --------------------------------------------------------
     $  2,610      $         --     $ 11,104     $      1,013

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

         UNDISTRIBUTED      UNDISTRIBUTED
              ORDINARY          LONG-TERM
                INCOME       CAPITAL GAIN
                 (000)              (000)
         --------------------------------
         $      11,827      $          --

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                           NET
                                                  APPRECIATION
            COST   APPRECIATION   DEPRECIATION  (DEPRECIATION)
           (000)          (000)          (000)           (000)
     ---------------------------------------------------------
     $   459,792   $      9,250   $     (3,111)   $      6,139

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $445,000, and post-October currency losses of $20,000.

G. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $443,590,000 and $425,400,000, respectively. For the year ended December 31, 2003, purchases and sales of long-term U.S. Government securities were $52,927,000 and $65,400,000, respectively.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 64.7% and 89.4%, for Class I and Class II, respectively.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
CORE PLUS FIXED INCOME PORTFOLIO

We have audited the accompanying statement of net assets of the Core Plus Fixed Income Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Core Plus Fixed Income Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2003, the Portfolio earned 13.3% of its income from direct U.S. Treasury Obligations.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003


DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                         TERM OF
                                         OFFICE                                  NUMBER OF
                                         AND                                     PORTFOLIOS IN
                             POSITION(S) LENGTH OF                               FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH   TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY
DIRECTOR                     REGISTRANT  SERVED*   DURING PAST 5 YEARS           DIRECTOR**     OTHER DIRECTORSHIPS HELD BY DIRECTOR
---------------------------- ----------- --------- ----------------------------- -------------  ------------------------------------
Michael Bozic (62)           Director    Director  Retired; Director or Trustee        208      Director of Weirton Steel
c/o Kramer Levin Naftalis &              since     of the Retail Funds and the                  Corporation.
Frankel LLP                              2003      Institutional Funds;
Counsel to the Independent                         formerly Vice Chairman of
Directors                                          Kmart Corporation, Chairman
919 Third Avenue                                   and Chief Executive Officer
New York, NY 10022                                 of Levitz Furniture
                                                   Corporation and President and
                                                   Chief Executive Officer of
                                                   Hills Department Stores;
                                                   formerly variously Chairman,
                                                   Chief Executive Officer,
                                                   President and Chief Operating
                                                   Officer of the Sears
                                                   Merchandise Group of Sears,
                                                   Roebuck & Co.

Edwin J. Garn (71)           Director    Director  Director or Trustee of the          208      Director of Franklin Covey (time
Summit Ventures LLC                      since     Retail Funds and the                         management systems), BMW Bank of
One Utah Center                          2003      Institutional Funds; member                  North America, Inc. (industrial
201 South Main Street                              of the Utah Regional                         loan corporation), United Space
Salt Lake City, UT 84111                           Advisory Board of Pacific                    Alliance (joint venture between
                                                   Corp.; formerly United                       Lockheed Martin and The Boeing
                                                   States Senator (R-Utah) and                  Company) and Nuskin Asia Pacific
                                                   Chairman, Senate Banking                     (multilevel marketing); member
                                                   Committee, Mayor of Salt                     of the board of various civic
                                                   Lake City, Utah, Astronaut,                  and charitable organizations.
                                                   Space Shuttle Discovery and
                                                   Vice Chairman, Huntsman
                                                   Corporation (chemical
                                                   company).

Wayne E. Hedien (69)         Director    Director  Retired; Director or Trustee        208      Director of the PMI Group Inc.
WEH Associates                           since     of the Retail Funds and the                  (private mortgage insurance);
5750 Old Orchard Road                    2003      Institutional Funds;                         Trustee and Vice Chairman
Suite 530 Skokie, IL 60077                         formerly associated with the                 of the Field Museum of
                                                   Allstate Companies, most                     Natural History; director of
                                                   recently as Chairman of The                  various other business and
                                                   Allstate Corporation and                     charitable organizations.
                                                   Chairman and Chief Executive
                                                   Officer of its wholly-owned
                                                   subsidiary, Allstate
                                                   Insurance Company.

Dr. Manuel H. Johnson (54)   Director    Director  Chairman of the Audit               208      Director of NVR, Inc. (home
Johnson Smick International,             since     Committee and Director or                    construction); Chairman and
 Inc.                                    2003      Trustee of the Retail Funds                  Trustee of the Financial
2099 Pennsylvania Avenue,                          and the Institutional Funds;                 Accounting Foundation (oversight
NW Suite 950                                       Senior Partner, Johnson                      organization of the Financial
Washington, D.C. 20006                             Smick International, Inc.                    Accounting Standards Board);
                                                   (consulting firm);                           Director of RBS Greenwich
                                                   Co-Chairman and a founder of                 Capital Holdings (financial
                                                   the Group of Seven Council                   holdings company).
                                                   (G7C), an international
                                                   economic commission;
                                                   formerly Vice Chairman of
                                                   the Board of Governors of
                                                   the Federal Reserve System
                                                   and Assistant Secretary of
                                                   the U.S. Treasury.

Joseph J. Kearns (61)        Director    Director  Deputy Chairman of the Audit        209      Director of Electro Rent
Kearns & Associates LLC                  since     Committee and Director or                    Corporation (equipment leasing),
PMB 754                                  1994      Trustee of the Retail Funds                  The Ford Family Foundation and
23852 Pacific Coast Hwy.                           and the Institutional Funds;                 the UCLA Foundation.
Malibu, CA 90265                                   previously Chairman of the
                                                   Audit Committee of the
                                                   Institutional Funds;
                                                   President, Kearns &
                                                   Associates LLC (investment
                                                   consulting); formerly CFO of
                                                   The J. Paul Getty Trust.

Michael Nugent (67)          Director    Director  Chairman of the Insurance           208      Director of various business
Triumph Capital, L.P.                    since     Committee and Director or                    organizations.
445 Park Avenue, 10th Floor              2001      Trustee of the Retail Funds
New York, NY 10022                                 and the Institutional Funds;
                                                   General Partner of Triumph
                                                   Capital, L.P., (private
                                                   investment partnership);
                                                   formerly Vice President,
                                                   Bankers Trust Company and BT
                                                   Capital Corporation.

Fergus Reid (71)             Director    Director  Chairman of the Governance          209      Trustee and Director of certain
Lumelite Plastics                        since     Committee and Director or                    investment companies in the
85 Charles Coleman Blvd.                 2001      Trustee of the Retail Funds                  JPMorgan Funds complex managed
Pawling, NY 12564                                  and the Institutional Funds;                 by JP Morgan Investment
                                                   Chairman of Lumelite                         Management Inc.
                                                   Plastics Corporation.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                         TERM OF
                                         OFFICE                                  NUMBER OF
                                         AND                                     PORTFOLIOS IN
                             POSITION(S) LENGTH OF                               FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH   TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY
DIRECTOR                     REGISTRANT  SERVED*   DURING PAST 5 YEARS           DIRECTOR**     OTHER DIRECTORSHIPS HELD BY DIRECTOR
---------------------------- ----------- --------- ----------------------------- -------------  ------------------------------------
Charles A. Fiumefreddo (70)  Chairman    Chairman  Chairman and Director or            208      None
Morgan Stanley Funds         and         and       Trustee of the Retail Funds
Harborside Financial Center  Director    Director  and the Institutional Funds;
Plaza Two 3rd Floor                      since     formerly Chief Executive
Jersey City, NJ 07311                    2003      Officer of the Retail Funds.

James F. Higgins (55)        Director    Director  Director or Trustee of the          208      Director of AXA Financial, Inc.
Morgan Stanley                           since     Retail Funds and the                         and The Equitable Life Assurance
Harborside Financial Center              2003      Institutional Funds; Senior                  Society of the United States
Plaza Two 2nd Floor                                Advisor of Morgan Stanley;                   (financial services).
Jersey City, NJ 07311                              Director of Morgan Stanley
                                                   Distributors Inc. and Dean
                                                   Witter Realty Inc.;
                                                   previously President and
                                                   Chief Operating Officer of
                                                   the Private Client Group of
                                                   Morgan Stanley and President
                                                   and Chief Operating Officer
                                                   of Individual Securities of
                                                   Morgan Stanley.

Philip J. Purcell (60)       Director    Director  Director or Trustee of the          208      Director of American Airlines,
Morgan Stanley                           since     Retail Funds and the                         Inc. and its parent company, AMR
1585 Broadway 39th Floor                 2003      Institutional Funds;                         Corporation.
New York, NY 10036                                 Chairman of the Board of
                                                   Directors and Chief
                                                   Executive Officer of Morgan
                                                   Stanley and Morgan Stanley
                                                   DW Inc.; Director of Morgan
                                                   Stanley Distributors Inc.;
                                                   Chairman of the Board of
                                                   Directors and Chief
                                                   Executive Officer of Novus
                                                   Credit Services Inc.;
                                                   Director and/or officer of
                                                   various Morgan Stanley
                                                   subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                        POSITION(S)      TERM OF OFFICE
NAME, AGE AND ADDRESS OF EXECUTIVE      HELD WITH        AND LENGTH OF TIME
OFFICER                                 REGISTRANT       SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------  --------------   ------------------     -------------------------------------------------
Mitchell M. Merin (50)                  President        President since        President and Chief Operating Officer of
Morgan Stanley Investment Management                     2003                   Morgan Stanley Investment Management Inc.;
Inc.                                                                            President, Director and Chief Executive
1221 Avenue of the Americas 33rd Floor                                          Officer of Morgan Stanley Investment Advisors
New York, NY 10020                                                              Inc. and Morgan Stanley Services Company Inc.;
                                                                                Chairman, Chief Executive Officer and
                                                                                Director of Morgan Stanley Distributors Inc.;
                                                                                Chairman and Director of Morgan Stanley
                                                                                Trust; Director of various Morgan Stanley
                                                                                subsidiaries; President of the Institutional
                                                                                Funds and the Retail Funds; Trustee and
                                                                                President of the Van Kampen Open-End and
                                                                                Closed-End funds.

Ronald E. Robison (64)                  Executive Vice   Executive Vice         Chief Global Operations Officer and Managing
Morgan Stanley Investment Management    President and    President and          Director of Morgan Stanley Investment
Inc.                                    Principal        Principal              Management Inc.; Managing Director of Morgan
1221 Avenue of the Americas 34th Floor  Executive        Executive Officer      Stanley & Co. Incorporated; Managing Director
New York, NY 10020                      Officer          since 2003             of Morgan Stanley; Managing Director, Chief
                                                                                Administrative Officer and Director of Morgan
                                                                                Stanley Investment Advisors Inc. and Morgan
                                                                                Stanley Services Company Inc.; Chief Executive
                                                                                Officer and Director of Morgan Stanley Trust;
                                                                                Executive Vice President and Principal
                                                                                Executive Officer of the Institutional Funds
                                                                                and the Retail Funds; previously President and
                                                                                Director of the Institutional Funds.

Barry Fink (48)                         Vice President   Vice President         General Counsel and Managing Director of
Morgan Stanley Investment Management                     since 2003             Morgan Stanley Investment Management; Managing
Inc.                                                                            Director, Secretary and Director of Morgan
1221 Avenue of the Americas 22nd Floor                                          Stanley Investment Advisors Inc. and Morgan
New York, NY 10020                                                              Stanley Services Company Inc.; Assistant
                                                                                Secretary of Morgan Stanley DW Inc.; Vice
                                                                                President and General Counsel of the Retail
                                                                                Funds; Vice President of the Institutional
                                                                                Funds; Vice President and Secretary of Morgan
                                                                                Stanley Distributors Inc.; previously
                                                                                Secretary of the Retail Funds; previously Vice
                                                                                President and Assistant General Counsel of
                                                                                Morgan Stanley Investment Advisors Inc. and
                                                                                Morgan Stanley Services Company Inc.

Joseph J. McAlinden (60)                Vice President   Vice President         Managing Director and Chief Investment Officer
Morgan Stanley Investment Management                     since 2003             of Morgan Stanley Investment Advisors Inc. and
Inc.                                                                            Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                          Director of Morgan Stanley Trust, Chief
New York, NY 10020                                                              Investment Officer of the Van Kampen Funds;
                                                                                Vice President of the Institutional Funds and
                                                                                the Retail Funds.

Stefanie V. Chang (37)                  Vice President   Vice President         Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management                     since 2001             Incorporated and Morgan Stanley Investment
Inc.                                                                            Management Inc.; Vice President of the
1221 Avenue of the Americas 22nd Floor                                          Institutional Funds and the Retail Funds;
New York, NY 10020                                                              formerly practiced law with the New York law
                                                                                firm of Rogers & Wells (now Clifford Chance US
                                                                                LLP).

James W. Garrett (35)                   Treasurer and    Treasurer since        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management    Chief            2002                   Incorporated and Morgan Stanley Investment
Inc.                                    Financial        CFO since 2003         Management Inc.; Treasurer and Chief Financial
1221 Avenue of the Americas 34th Floor  Officer                                 Officer of the Institutional Funds; previously
New York, NY 10020                                                              with Price Waterhouse LLP (now
                                                                                PricewaterhouseCoopers LLP).

Michael J. Leary (38)                   Assistant        Assistant              Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.       Treasurer        Treasurer since        Administration, J.P. Morgan Investor Services
73 Tremont Street                                        2003                   Co. (formerly Chase Global Funds Company);
Boston, MA 02108                                                                formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                     Secretary        Secretary since        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management                     2001                   Incorporated and Morgan Stanley Investment
Inc.                                                                            Management Inc.; Secretary of the
1221 Avenue of the Americas 22nd Floor                                          Institutional Funds and the Retail Funds;
New York, NY 10020                                                              formerly practiced law with the New York law
                                                                                firms of McDermott, Will & Emery and Skadden,
                                                                                Arps, Slate, Meagher & Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

                      (This page intentionally left blank.)

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003

EMERGING MARKETS DEBT PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

INVESTMENT OVERVIEW (UNAUDITED)

EMERGING MARKETS DEBT PORTFOLIO

PERFORMANCE COMPARED TO THE J.P. MORGAN EMERGING MARKETS BOND GLOBAL INDEX

                                                      TOTAL RETURNS(2)
                                             ----------------------------------
                                                              AVERAGE ANNUAL
                                                        -----------------------
                                                ONE         FIVE          SINCE
                                               YEAR        YEARS    INCEPTION(3)
                                             ----------------------------------
Portfolio - Class I                             27.86%       17.25%        7.44%
Index(1) - Class I                              25.66        15.40         9.68
Portfolio - Class II                            27.76          N/A        26.77
Index(1) - Class II                             25.66          N/A        25.43

(1) The J.P. Morgan Emerging Markets Bond Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments for over 30 emerging market countries.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Class I shares and Class II shares commenced operations on June 16, 1997 and December 19, 2002, respectively.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION


                                JPM EMB
                 PORTFOLIO   GLOBAL INDEX
                 ------------------------
   6/16/97*       $10,000     $10,000
12/31/1997         10,076      10,110
12/30/1998          7,216       8,943
12/31/1999          9,335      11,105
12/31/2000         10,399      12,705
12/31/2001         11,449      12,878
12/31/2002         12,505      14,566
12/31/2003         15,999      18,304

* Commenced operations on June 16, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class II shares will vary based upon the different inception dates and fees assessed to that class.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Yields will fluctuate as market conditions change.

The Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability. In addition, investing in emerging markets may involve a relative higher degree of volatility.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio had a total return of 27.86% for Class I shares and 27.76% for Class II shares compared to 25.66% for the J.P. Morgan Emerging Markets Bond Global Index (the "Index"). The Portfolio's Class I shares and Class II shares 30-day SEC yields at December 31, 2003, were 5.94% and 5.82%, respectively.

FACTORS AFFECTING PERFORMANCE

-  By almost any measure, 2003 was a remarkable year for emerging-markets debt
   (EMD) investors. With the exception of a brief summer respite, the market rallied from start to finish with yield spreads on the J.P. Morgan EMBI Global Index plummeting by more than 300 basis points versus U.S. Treasuries. Thanks to this significant yield-spread compression and attractive coupon income, the asset class generated total returns in excess of 25-percent -- one of its best years on record.

- Supportive external conditions -- including strong global economic growth, rising commodity prices, and ample global liquidity -- in conjunction with significant improvements in emerging-markets fundamentals led to a dramatic reduction of sovereign risk and improved credit quality over the course of the year. Most remarkably, Moody's upgrade of Russia's credit-quality rating to Baa3 shifted over half of the Index's market value to investment-grade status; clearly, this represented a dramatic change from the 1998 environment when Russia's default led many to speculate about the "death" of the asset class.

- Investors' EMD perceptions shifted remarkably during 2003, leading to significant new inflows into the asset class. This was perhaps the first year in which the notion that EMD could provide a diversified source of income to most fixed-income strategies gained widespread support. Improving fundamentals and a ten-year history of high returns and declining volatility attracted strategic investors in search of additional yield to meet liabilities or funding requirements.

MANAGEMENT STRATEGIES

- Key factors contributing to the Portfolio's favorable relative performance during the period included overweights in Brazil, Peru, and Russia, as well as an underweight to the Asian region. In addition, effective interest-rate risk

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

INVESTMENT OVERVIEW (CONT'D)

EMERGING MARKETS DEBT PORTFOLIO

   management during the second half of the year aided performance. An underweight allocation to Ecuador part of the year detracted from relative returns.

- From a country-specific standpoint, both Brazil and Ecuador generated some of the asset class' best returns last year. In both cases, the newly elected presidents pleasantly surprised deeply skeptical investors with their ability to implement reasonable policies. In Brazil, President Lula adhered to cautious fiscal and monetary policies and negotiated approval of crucial structural reforms with the Brazilian congress. In Ecuador, President Gutierrez's adherence to International Monetary Fund commitments -- albeit with hiccups -- allowed his nation to benefit from higher oil production and prices. Better-than-expected economic performance and favorable external conditions led the value of Brazilian and Ecuadorian assets to increase by almost 70 percent and 100 percent, respectively, during 2003.


January 2004

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

STATEMENT OF NET ASSETS

EMERGING MARKETS DEBT PORTFOLIO

                                                                             FACE
                                                                           AMOUNT               VALUE
                                                                            (000)               (000)
-----------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (95.9%)
ARGENTINA (1.1%)
  SOVEREIGN (1.1%)
   Republic of Argentina,
     2.063%, 3/31/23                                                $       1,345(a)     $        673
   Republic of Argentina,
     6.00%, 3/31/23                                                           663(a)              328
   Republic of Argentina,
     76.953%, 4/10/05                                                       3,060(a)            1,025
-----------------------------------------------------------------------------------------------------
                                                                                                2,026
=====================================================================================================
BRAZIL (24.3%)
  SOVEREIGN (24.3%)
   Federative Republic of Brazil,
     8.875%, 4/15/24                                                       10,810              10,553
   Federative Republic of Brazil,
     11.00%, 8/17/40                                                       10,840              11,978
   Federative Republic of Brazil,
     11.25%, 7/26/07                                                        3,960               4,653
   Federative Republic of Brazil,
     12.25%, 3/6/30                                                         3,070               3,838
   Federative Republic of Brazil,
     14.50%, 10/15/09                                                       5,620               7,376
   Federative Republic of Brazil, PIK,
     8.00%, 4/15/14                                                         8,097               8,006
-----------------------------------------------------------------------------------------------------
                                                                                               46,404
=====================================================================================================
BULGARIA (1.6%)
  SOVEREIGN (1.6%)
   Republic of Bulgaria, 8.25%, 1/15/15                                     1,041(b)            1,226
   Republic of Bulgaria (Registered),
     8.25%, 1/15/15                                                         1,480               1,753
-----------------------------------------------------------------------------------------------------
                                                                                                2,979
=====================================================================================================
CHILE (1.9%)
  CORPORATE (1.9%)
   Empresa Nacional de Petroleo,
     6.75%, 11/15/12                                                        3,230(b)            3,562
-----------------------------------------------------------------------------------------------------
COLOMBIA (1.5%)
  SOVEREIGN (1.5%)
   Republic of Colombia, 9.75%, 4/9/11                                      2,448               2,790
-----------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC (0.6%)
  SOVEREIGN (0.6%)
   Dominican Republic (Registered),
     9.04%, 1/23/13                                                         1,660               1,237
-----------------------------------------------------------------------------------------------------
ECUADOR (4.4%)
  SOVEREIGN (4.4%)
   Republic of Ecuador (Registered),
     7.00%, 8/15/30                                                        10,890(c)            8,440
-----------------------------------------------------------------------------------------------------
INDONESIA (1.1%)
  CORPORATE (1.1%)
   Pindo Deli Finance Mauritius,
     10.75%, 10/1/07                                                        7,840(a),(b)        1,646
   Tjiwi Kimia International BV
     13.25%, 8/1/01                                                         1,680(a)              546
-----------------------------------------------------------------------------------------------------
                                                                                                2,192
=====================================================================================================
IVORY COAST (0.1%)
  SOVEREIGN (0.1%)
   Ivory Coast, 2.00%, 3/29/18                                      $       1,530(a)     $        245
-----------------------------------------------------------------------------------------------------
MALAYSIA (1.4%)
  SOVEREIGN (1.4%)
   Malaysia Government, 7.50%, 7/15/11                                      2,310               2,738
-----------------------------------------------------------------------------------------------------
MAURITIUS (0.8%)
  CORPORATE (0.8%)
   Tjiwi Kimia Finance Mauritius Ltd.,
     10.00%, 8/1/04                                                         4,530(a)            1,472
-----------------------------------------------------------------------------------------------------
MEXICO (19.3%)
  CORPORATE (5.9%)
   Pemex Project Funding Master Trust,
     2.95%, 10/15/09                                                        1,920(b),(e)        1,963
   Pemex Project Funding Master Trust,
     9.125%, 10/13/10                                                       3,210               3,828
   Petroleos Mexicanos, 9.50%, 9/15/27                                      1,920               2,295
   Petroleos Mexicanos (Registered),
     8.625%, 12/1/23                                                        1,350               1,488
   Satelites Mexicanos S.A. de CV
     10.125%, 11/1/04                                                       3,733(a)            1,698
-----------------------------------------------------------------------------------------------------
                                                                                               11,272
=====================================================================================================
SOVEREIGN (13.4%)
  United Mexican States,
     8.375%, 1/14/11                                                        5,450               6,486
  United Mexican States,
     10.375%, 2/17/09                                                       1,160               1,473
  United Mexican States,
     11.375%, 9/15/16                                                      12,425              17,643
-----------------------------------------------------------------------------------------------------
                                                                                               25,602
=====================================================================================================
                                                                                               36,874
=====================================================================================================
NIGERIA (1.1%)
  SOVEREIGN (1.1%)
    Central Bank of Nigeria,
     6.25%, 11/15/20                                                        2,250(c)            2,003
-----------------------------------------------------------------------------------------------------
PANAMA (1.5%)
  SOVEREIGN (1.5%)
   Republic of Panama, 9.375%, 4/1/29                                       1,450               1,638
   Republic of Panama, 9.625%, 2/8/11                                       1,075               1,247
-----------------------------------------------------------------------------------------------------
                                                                                                2,885
=====================================================================================================
PERU (3.0%)
  SOVEREIGN (3.0%)
   Republic of Peru, 8.75%, 11/21/33                                        1,760               1,769
   Republic of Peru, 9.875%, 2/6/15                                         3,375               3,932
-----------------------------------------------------------------------------------------------------
                                                                                                5,701
=====================================================================================================
PHILIPPINES (1.6%)
  SOVEREIGN (1.6%)
   Republic of Philippines,
     9.375%, 1/18/17                                                        2,795               3,026
-----------------------------------------------------------------------------------------------------
QATAR (0.7%)
  SOVEREIGN (0.7%)
   State of Qatar (Registered),
     9.75%, 6/15/30                                                           960               1,358
-----------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

EMERGING MARKETS DEBT PORTFOLIO

                                                                             FACE
                                                                           AMOUNT               VALUE
                                                                            (000)               (000)
-----------------------------------------------------------------------------------------------------
RUSSIA (19.9%)
  SOVEREIGN (19.9%)
   Russian Federation, 5.00%, 3/31/30                               $       4,658(b),(c) $      4,507
   Russian Federation (Registered),
     5.00%, 3/31/30                                                        19,744(c)           19,102
   Russian Federation (Registered),
     8.25%, 3/31/10                                                         2,800               3,129
   Russian Federation (Registered),
     11.00%, 6/15/09                                                        5,361               7,224
   Russian Federation (Registered),
     12.75%, 6/24/28                                                        2,440               3,886
-----------------------------------------------------------------------------------------------------
                                                                                               37,848
=====================================================================================================
SOUTH AFRICA (1.8%)
  SOVEREIGN (1.8%)
   Republic of South Africa,
     8.50%, 6/23/17                                                         2,840               3,401
-----------------------------------------------------------------------------------------------------
SOUTH KOREA (0.7%)
  SOVEREIGN (0.7%)
   Republic of Korea, 4.25%, 6/1/13                                         1,360               1,317
-----------------------------------------------------------------------------------------------------
TUNISIA (0.4%)
  SOVEREIGN (0.4%)
   Central Bank of Tunisia,
     7.375%, 4/25/12                                                          660                 744
-----------------------------------------------------------------------------------------------------
TURKEY (2.7%)
  SOVEREIGN (2.7%)
   Republic of Turkey, 11.50%, 1/23/12                                      2,320               2,964
   Republic of Turkey, 11.75%, 6/15/10                                        800               1,016
   Republic of Turkey, 12.375%, 6/15/09                                       980               1,259
-----------------------------------------------------------------------------------------------------
                                                                                                5,239
=====================================================================================================
UKRAINE (1.0%)
  SOVEREIGN (1.0%)
   Republic of Ukraine (Registered),
     11.00%, 3/15/07                                                        1,624               1,814
-----------------------------------------------------------------------------------------------------
VENEZUELA (3.4%)
  SOVEREIGN (3.4%)
   Republic of Venezuela,
     9.25%, 9/15/27                                                         2,140               1,958
   Republic of Venezuela,
     10.75%, 9/19/13                                                        4,230               4,522
-----------------------------------------------------------------------------------------------------
                                                                                                6,480
=====================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $173,636)                                               182,775
=====================================================================================================

                                                                       NO. OF
                                                                       RIGHTS
-----------------------------------------------------------------------------------------------------
RIGHTS (0.0%)
MEXICO (0.0%)
 United Mexican States, Value Recovery
   Rights, expiring 6/30/04                                             1,769,000(d)               14
 United Mexican States, Value Recovery
   Rights, expiring 6/30/05                                             1,769,000(d)               19
 United Mexican States, Value Recovery
   Rights, expiring 6/30/06                                             1,769,000(d)                8
-----------------------------------------------------------------------------------------------------
 TOTAL RIGHTS (COST $@--)                                                                          41
=====================================================================================================

                                                                           NO. OF               VALUE
                                                                         WARRANTS               (000)
-----------------------------------------------------------------------------------------------------
WARRANTS (0.0%)
COLOMBIA (0.0%)
  Occidente y Caribe, expiring 3/15/04                                      9,970(d),(f) $        @--
-----------------------------------------------------------------------------------------------------
NIGERIA (0.0%)
  Central Bank of Nigeria,
  expiring 11/15/20                                                         3,250(d),(f)          @--
-----------------------------------------------------------------------------------------------------
VENEZUELA (0.0%)
  Republic of Venezuela, Oil-linked Payment
    Obligation, expiring 4/15/20                                            3,750(d)              @--
-----------------------------------------------------------------------------------------------------
  TOTAL WARRANTS (COST $6)                                                                        @--
=====================================================================================================

                                                                             FACE
                                                                           AMOUNT
                                                                            (000)
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
REPURCHASE AGREEMENT (1.7%)
  J.P. Morgan Securities, Inc., 0.75%,
     dated 12/31/03, due 1/2/04,
     repurchase price $3,206
     (COST $3,206)                                                  $       3,206(g)            3,206
-----------------------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.0%)
  Euro (COST $40)                                             EUR              35                  44
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.6%) (COST $176,888)                                                     186,066
=====================================================================================================

                                                                           AMOUNT
                                                                            (000)
-----------------------------------------------------------------------------------------------------
OTHER ASSETS (2.8%)
  Interest Receivable                                               $       4,028
  Due from Broker                                                           1,140
  Receivable for Portfolio Shares Sold                                        109
  Other                                                                         6               5,283
=====================================================================================================
LIABILITIES (-0.4%)
  Investment Advisory Fees Payable                                           (363)
  Payable for Portfolio Shares Purchased                                     (220)
  Administrative Fees Payable                                                 (43)
  Custodian Fees Payable                                                       (8)
  Directors' Fees and Expenses Payable                                         (4)
  Other Liabilities                                                           (33)               (671)
=====================================================================================================
NET ASSETS (100%)                                                                        $    190,678
=====================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                          $    165,146
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                        11,504
Accumulated Net Realized Gain (Loss)                                                            5,388
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                   9,178
  Futures Contracts                                                                              (538)
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $    190,678
=====================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

EMERGING MARKETS DEBT PORTFOLIO

                                                                                              AMOUNT
                                                                                                (000)
-----------------------------------------------------------------------------------------------------
CLASS I:
NET ASSETS                                                                               $    182,341
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 20,169,688 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                               $       9.04
=====================================================================================================
CLASS II:
NET ASSETS                                                                               $      8,337
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 924,163 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                               $       9.02
=====================================================================================================

(a)    Security is in default.
(b)    144A Security -- certain conditions for public sale may exist.
(c) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2003. Maturity date disclosed is the ultimate maturity date.
(d)    Non-income producing security.
(e) Variable/Floating Rate Security -- Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on December 31, 2003.
(f) Security valued at fair value -- At December 31, 2003, the portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(g) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@      Value is less than $500.
PIK    Payment-in-Kind

FUTURES CONTRACTS:

   The Portfolio had the following futures contract(s) open at period end:

                                                                NET
                                                             UNREALIZED
                        NUMBER                              APPRECIATION
                          OF        VALUE     EXPIRATION   (DEPRECIATION)
                       CONTRACTS    (000)        DATE          (000)
-------------------------------------------------------------------------
SHORT:

5 Year
U.S. Treasury Notes       540      $ 60,278     Mar-04        $ (439)

10 Year
U.S. Treasury Notes       116        13,023     Mar-04           (99)
-------------------------------------------------------------------------
                                                              $ (538)
=========================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

EMERGING MARKETS DEBT PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                   YEAR ENDED
                                                                                            DECEMBER 31, 2003
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                                         $   14,414
-------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                              1,296
  Administrative Fees                                                                                     415
  Shareholder Reporting Fees                                                                               80
  Custodian Fees                                                                                           56
  Professional Fees                                                                                        39
  Interest Expense                                                                                         22
  Country Tax Expense                                                                                       9
  Distribution Fees on Class II Shares                                                                      8
  Directors' Fees and Expenses                                                                              4
  Other                                                                                                    46
-------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                      1,975
-------------------------------------------------------------------------------------------------------------
  Distribution Fees on Class II Shares Waived                                                              (7)
-------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                        1,968
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  12,446
-------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                     18,068
  Foreign Currency Transactions                                                                           (47)
  Futures Contracts                                                                                      (546)
-------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                           17,475
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                           8,777
  Foreign Currency Translations                                                                            (1)
  Futures Contracts                                                                                      (360)
-------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)                                                8,416
-------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        25,891
-------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                $   38,337
=============================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

EMERGING MARKETS DEBT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 YEAR ENDED            YEAR ENDED
                                                                                          DECEMBER 31, 2003     DECEMBER 31, 2002
                                                                                                      (000)                 (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                          $   12,446            $    6,836
  Net Realized Gain (Loss)                                                                           17,475                (1,097)
  Net Change in Unrealized Appreciation (Depreciation)                                                8,416                   (19)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                  38,337                 5,720
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class I:
  Net Investment Income                                                                                  --                (7,614)
  Class II*:
  Net Investment Income                                                                                  --                   @--
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                                  --                (7,614)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscribed                                                                                        199,340               206,048
  Distributions Reinvested                                                                               --                 7,613
  Redeemed                                                                                         (168,110)             (152,653)
  Class II*:
  Subscriptions                                                                                       8,594                   @--
  Redemptions                                                                                          (750)                  @--
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                  39,074                61,008
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                            77,411                59,114
NET ASSETS:
  Beginning of Period                                                                               113,267                54,153
---------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of)
    net investment income of $11,504 and $(936), respectively)                                   $  190,678            $  113,267
---------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Class I:
    Shares Subscribed                                                                                25,135                28,683
    Shares Issued on Distributions Reinvested                                                            --                 1,077
    Shares Redeemed                                                                                 (20,977)              (21,553)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Shares Outstanding                                             4,158                 8,207
---------------------------------------------------------------------------------------------------------------------------------
    Class II*:
    Shares Subscribed                                                                                 1,014                   #--
    Shares Redeemed                                                                                     (90)                  #--
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Shares Outstanding                                              924                   #--
=================================================================================================================================

*  Class II shares commenced offering on December 19, 2002
@  Amount is less than $500
#  Shares are less than 500

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Financial Highlights

EMERGING MARKETS DEBT PORTFOLIO

                                                                                              CLASS I
                                                                     -----------------------------------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                      2003       2002       2001        2000         1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $    7.07  $    6.94  $    6.91    $     6.91     $    6.10
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                   0.63#      0.56#      0.64          0.85          0.97
  Net Realized and Unrealized Gain (Loss)                                 1.34       0.08       0.06         (0.06)         0.80
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      1.97       0.64       0.70          0.79          1.77
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                     --      (0.51)     (0.67)        (0.79)        (0.96)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $    9.04  $    7.07  $    6.94    $     6.91     $  6.91
================================================================================================================================
TOTAL RETURN +/-                                                         27.86%      9.22%     10.10%        11.39%        29.37%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                    $ 182,341  $ 113,267  $  54,153    $   53,526     $  31,558
Ratio of Expenses to Average Net Assets                                   1.21%      1.22%      1.17%         1.40%        1.43%
Ratio of Expenses to Average Net Assets Excluding
  Interest Expense and Country Tax Expense                                1.20%       N/A        N/A          1.30%         1.30%
Ratio of Net Investment Income to Average Net Assets                      7.68%      7.77%      8.92%        13.20%        13.79%
Portfolio Turnover Rate                                                    248%       274%       378%          469%          396%
--------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
    Expenses to Average Net Assets                                         N/A        N/A        N/A          1.61%         1.78%
    Net Investment Income to Average Net Assets                            N/A        N/A        N/A          2.99%        13.43%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              CLASS II
                                                                                                     ---------------------------
                                                                                                                     PERIOD FROM
                                                                                                                    DECEMBER 19,
                                                                                                       YEAR ENDED       2002* TO
                                                                                                     DECEMBER 31,   DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                                                           2003           2002
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                    $    7.06       $   7.57
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                                                      0.61#          0.02#
  Net Realized and Unrealized Gain (Loss)                                                                    1.35          (0.02)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                                         1.96           0.00
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                                        --          (0.51)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                          $    9.02       $   7.06
================================================================================================================================
TOTAL RETURN+/-                                                                                             27.76%          0.00%++
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                                       $   8,337       $    @--
Ratio of Expenses to Average Net Assets                                                                      1.26%          1.27%**
Ratio of Expenses to Average Net Assets Excluding
  Interest Expense and Country Tax Expense                                                                   1.25%           N/A
Ratio of Net Investment Income to Average Net Assets                                                         7.63%          7.72%**
Portfolio Turnover Rate                                                                                       248%           274%
--------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
    Expenses to Average Net Assets                                                                           1.56%          1.57%**
    Net Investment Income to Average Net Assets                                                              7.33%          7.42%**
--------------------------------------------------------------------------------------------------------------------------------

*    Commenced offering
#    Per share amount is based on average shares outstanding
++   Not annualized
@    Amount is less than $500
**   Annualized
+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Portfolio offers two classes of shares -- Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

    All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

    Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are main-

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

    tained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

    Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is com-

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

    prised of initial margin and variation margin, as stated in the Statement of Net Assets.

    Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets.

    Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/ DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. LOAN AGREEMENTS: The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. The Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

    Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

quarterly, at the annual rate based on average daily net assets as follows:

                         FROM $500
          FIRST $500    MILLION TO      MORE THAN
          MILLION $1       BILLION     $1 BILLION
          ---------------------------------------
                0.80%         0.75%          0.70%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

                  2003 DISTRIBUTIONS         2002 DISTRIBUTIONS
                      PAID FROM:                 PAID FROM:
              -------------------------   -----------------------
              ORDINARY        LONG-TERM   ORDINARY      LONG-TERM
                INCOME     CAPITAL GAIN     INCOME   CAPITAL GAIN
                 (000)            (000)      (000)          (000)
              ---------------------------------------------------
                  $ --            $ --   $   7,614           $ --

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

            UNDISTRIBUTED    UNDISTRIBUTED
                 ORDINARY        LONG-TERM
                   INCOME     CAPITAL GAIN
                    (000)            (000)
            ------------------------------
                $  16,823           $ 599

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                            NET
                                                   APPRECIATION
           COST   APPRECIATION    DEPRECIATION   (DEPRECIATION)
          (000)          (000)           (000)            (000)
      ---------------------------------------------------------
      $ 177,364      $  10,465       $ (1,807)          $ 8,658

During the year ended December 31, 2003, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purpose of approximately $11,099,000.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $40,000.

G. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $424,344,000 and $378,931,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 79.6% and 84.2%, for Class I and Class II, respectively.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF
DIRECTORS OF THE UNIVERSAL INSTITUTIONAL FUNDS, INC.-
EMERGING MARKETS DEBT PORTFOLIO

We have audited the accompanying statement of net assets of the Emerging Markets Debt Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2004

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                                                                            NUMBER OF
                                            TERM OF                                         PORTFOLIOS
                                            OFFICE AND                                      IN FUND
                              POSITION(S)   LENGTH OF                                       COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH     TIME          PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY  OTHER DIRECTORSHIPS HELD
DIRECTOR                      REGISTRANT    SERVED*       PAST 5 YEARS                      DIRECTOR**   BY DIRECTOR
---------------------------   -----------   -----------   -------------------------------   -----------  --------------------------
Michael Bozic (62)            Director      Director      Retired; Director or Trustee          208      Director of Weirton Steel
c/o Kramer Levin Naftalis &                 since 2003    of the Retail Funds and the                    Corporation.
Frankel LLP                                               Institutional Funds; formerly
Counsel to the Independent                                Vice Chairman of Kmart
Directors                                                 Corporation, Chairman and
919 Third Avenue                                          Chief Executive Officer of
New York, NY 10022                                        Levitz Furniture Corporation
                                                          and President and Chief
                                                          Executive Officer of Hills
                                                          Department Stores; formerly
                                                          variously Chairman, Chief
                                                          Executive Officer, President
                                                          and Chief Operating Officer of
                                                          the Sears Merchandise Group of
                                                          Sears, Roebuck & Co.

Edwin J. Garn (71)            Director      Director      Director or Trustee of the            208      Director of Franklin Covey
Summit Ventures LLC                         since 2003    Retail Funds and the                           (time management systems),
One Utah Center                                           Institutional Funds; member of                 BMW Bank of North America,
201 South Main Street                                     the Utah Regional Advisory                     Inc. (industrial loan
Salt Lake City, UT 84111                                  Board of Pacific Corp.;                        corporation), United Space
                                                          formerly United States Senator                 Alliance (joint venture
                                                          (R-Utah) and Chairman, Senate                  between Lockheed Martin
                                                          Banking Committee, Mayor of                    and The Boeing Company)
                                                          Salt Lake City, Utah,                          and Nuskin Asia Pacific
                                                          Astronaut, Space Shuttle                       (multilevel marketing);
                                                          Discovery and Vice Chairman,                   member of the board of
                                                          Huntsman Corporation (chemical                 various civic and
                                                          company).                                      charitable organizations.

Wayne E. Hedien (69)          Director      Director      Retired; Director or Trustee          208      Director of the PMI Group
WEH Associates                              since 2003    of the Retail Funds and the                    Inc. (private mortgage
5750 Old Orchard Road                                     Institutional Funds; formerly                  insurance); Trustee and
Suite 530                                                 associated with the Allstate                   Vice Chairman of the Field
Skokie, IL 60077                                          Companies, most recently as                    Museum of Natural History;
                                                          Chairman of The Allstate                       director of various other
                                                          Corporation and Chairman and                   business and charitable
                                                          Chief Executive Officer of its                 organizations.
                                                          wholly-owned subsidiary,
                                                          Allstate Insurance Company.

Dr. Manuel H. Johnson (54)    Director      Director      Chairman of the Audit                 208      Director of NVR, Inc.
Johnson Smick                               since 2003    Committee and Director or                      (home construction);
International, Inc.                                       Trustee of the Retail Funds                    Chairman and Trustee of
2099 Pennsylvania Avenue,                                 and the Institutional Funds;                   the Financial Accounting
NW Suite 950                                              Senior Partner, Johnson Smick                  Foundation (oversight
Washington, D.C. 20006                                    International, Inc.                            organization of the
                                                          (consulting firm); Co-Chairman                 Financial Accounting
                                                          and a founder of the Group of                  Standards Board); Director
                                                          Seven Council (G7C), an                        of RBS Greenwich Capital
                                                          international economic                         Holdings (financial
                                                          commission; formerly Vice                      holdings company).
                                                          Chairman of the Board of
                                                          Governors of the Federal
                                                          Reserve System and Assistant
                                                          Secretary of the U.S. Treasury.

Joseph J. Kearns (61)         Director      Director      Deputy Chairman of the Audit          209      Director of Electro Rent
Kearns & Associates LLC                     since 1994    Committee and Director or                      Corporation (equipment
PMB754                                                    Trustee of the Retail Funds                    leasing), The Ford Family
23852 Pacific Coast Hwy.                                  and the Institutional Funds;                   Foundation and the UCLA
Malibu, CA 90265                                          previously Chairman of the                     Foundation.
                                                          Audit Committee of the
                                                          Institutional Funds;
                                                          President, Kearns & Associates
                                                          LLC (investment consulting);
                                                          formerly CFO of The J. Paul
                                                          Getty Trust.

Michael Nugent (67)           Director      Director      Chairman of the Insurance             208      Director of various
Triumph Capital, L.P.                       since 2001    Committee and Director or                      business organizations.
445 Park Avenue, 10th Floor                               Trustee of the Retail Funds
New York, NY 10022                                        and the Institutional Funds;
                                                          General Partner of Triumph
                                                          Capital, L.P., (private
                                                          investment partnership);
                                                          formerly Vice President,
                                                          Bankers Trust Company and BT
                                                          Capital Corporation.

Fergus Reid (71)              Director      Director      Chairman of the Governance            209      Trustee and Director of
Lumelite Plastics                           since 2001    Committee and Director or                      certain investment
85 Charles Coleman Blvd.                                  Trustee of the Retail Funds                    companies in the JPMorgan
Pawling, NY 12564                                         and the Institutional Funds;                   Funds complex managed by
                                                          Chairman of Lumelite Plastics                  JP Morgan Investment
                                                          Corporation.                                   Management Inc.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                                                                            NUMBER OF
                                            TERM OF                                         PORTFOLIOS
                                            OFFICE AND                                      IN FUND
                              POSITION(S)   LENGTH OF                                       COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH     TIME          PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY  OTHER DIRECTORSHIPS HELD
DIRECTOR                      REGISTRANT    SERVED*       PAST 5 YEARS                      DIRECTOR**   BY DIRECTOR
---------------------------   -----------   -----------   -------------------------------   -----------  --------------------------
Charles A. Fiumefreddo (70)   Chairman      Chairman      Chairman and Director or              208      None
Morgan Stanley Funds          and           and           Trustee of the Retail Funds
Harborside Financial Center   Director      Director      and the Institutional Funds;
Plaza Two 3rd Floor                         since 2003    formerly Chief Executive
Jersey City, NJ 07311                                     Officer of the Retail Funds.

James F. Higgins (55)         Director      Director      Director or Trustee of the            208      Director of AXA Financial,
Morgan Stanley                              since 2003    Retail Funds and the                           Inc. and The Equitable
Harborside Financial Center                               Institutional Funds; Senior                    Life Assurance Society of
Plaza Two 2nd Floor                                       Advisor of Morgan Stanley;                     the United States
Jersey City, NJ 07311                                     Director of Morgan Stanley                     (financial services).
                                                          Distributors Inc. and Dean
                                                          Witter Realty Inc.; previously
                                                          President and Chief Operating
                                                          Officer of the Private Client
                                                          Group of Morgan Stanley and
                                                          President and Chief Operating
                                                          Officer of Individual
                                                          Securities of Morgan Stanley.

Philip J. Purcell (60)        Director      Director      Director or Trustee of the            208      Director of American
Morgan Stanley                              since 2003    Retail Funds and the                           Airlines, Inc. and its
1585 Broadway 39th Floor                                  Institutional Funds; Chairman                  parent company, AMR
New York, NY 10036                                        of the Board of Directors and                  Corporation.
                                                          Chief Executive Officer of
                                                          Morgan Stanley and Morgan
                                                          Stanley DW Inc.; Director of
                                                          Morgan Stanley Distributors
                                                          Inc.; Chairman of the Board of
                                                          Directors and Chief Executive
                                                          Officer of Novus Credit
                                                          Services Inc.; Director and/or
                                                          officer of various Morgan
                                                          Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                                                   TERM OF OFFICE AND
                                               POSITION(S) HELD    LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER     WITH REGISTRANT     SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------   -----------------   ------------------   --------------------------------------------
Mitchell M. Merin (50)                         President           President since      President and Chief Operating Officer of
Morgan Stanley Investment Management Inc.                          2003                 Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                                  President, Director and Chief Executive
New York, NY 10020                                                                      Officer of Morgan Stanley Investment
                                                                                        Advisors Inc. and Morgan Stanley Services
                                                                                        Company Inc.; Chairman, Chief Executive
                                                                                        Officer and Director of Morgan Stanley
                                                                                        Distributors Inc.; Chairman and Director of
                                                                                        Morgan Stanley Trust; Director of various
                                                                                        Morgan Stanley subsidiaries; President of
                                                                                        the Institutional Funds and the Retail
                                                                                        Funds; Trustee and President of the Van
                                                                                        Kampen Open-End and Closed-End funds.

Ronald E. Robison (64)                         Executive Vice      Executive Vice       Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.      President and       President and        Director of Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor         Principal           Principal            Management Inc.; Managing Director of Morgan
New York, NY 10020                             Executive Officer   Executive Officer    Stanley & Co. Incorporated; Managing
                                                                   since 2003           Director of Morgan Stanley; Managing
                                                                                        Director, Chief Administrative Officer and
                                                                                        Director of Morgan Stanley Investment
                                                                                        Advisors Inc. and Morgan Stanley Services
                                                                                        Company Inc.; Chief Executive Officer and
                                                                                        Director of Morgan Stanley Trust; Executive
                                                                                        Vice President and Principal Executive
                                                                                        Officer of the Institutional Funds and the
                                                                                        Retail Funds; previously President and
                                                                                        Director of the Institutional Funds.

Barry Fink (48)                                Vice President      Vice President       General Counsel and Managing Director of
Morgan Stanley Investment Management Inc.                          since 2003           Morgan Stanley Investment Management;
1221 Avenue of the Americas 22nd Floor                                                  Managing Director, Secretary and Director of
New York, NY 10020                                                                      Morgan Stanley Investment Advisors Inc. and
                                                                                        Morgan Stanley Services Company Inc.;
                                                                                        Assistant Secretary of Morgan Stanley DW
                                                                                        Inc.; Vice President and General Counsel of
                                                                                        the Retail Funds; Vice President of the
                                                                                        Institutional Funds; Vice President and
                                                                                        Secretary of Morgan Stanley Distributors
                                                                                        Inc.; previously Secretary of the Retail
                                                                                        Funds; previously Vice President and
                                                                                        Assistant General Counsel of Morgan Stanley
                                                                                        Investment Advisors Inc. and Morgan Stanley
                                                                                        Services Company Inc.

Joseph J. McAlinden (60)                       Vice President      Vice President       Managing Director and Chief Investment
Morgan Stanley Investment Management Inc.                          since 2003           Officer of Morgan Stanley Investment
1221 Avenue of the Americas 33rd Floor                                                  Advisors Inc. and Morgan Stanley Investment
New York, NY 10020                                                                      Management Inc.; Director of Morgan Stanley
                                                                                        Trust, Chief Investment Officer of the Van
                                                                                        Kampen Funds; Vice President of the
                                                                                        Institutional Funds and the Retail Funds.

Stefanie V. Chang (37)                         Vice President      Vice President       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                          since 2001           Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                                  Management Inc.; Vice President of the
New York, NY 10020                                                                      Institutional Funds and the Retail Funds;
                                                                                        formerly practiced law with the New York law
                                                                                        firm of Rogers & Wells (now Clifford Chance
                                                                                        US LLP).

James W. Garrett (35)                          Treasurer and       Treasurer since      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.      Chief Financial     2002 CFO since       Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor         Officer             2003                 Management Inc.; Treasurer and Chief
New York, NY 10020                                                                      Financial Officer of the Institutional
                                                                                        Funds; previously with Price Waterhouse LLP
                                                                                        (now PricewaterhouseCoopers LLP).

Michael J. Leary (38)                          Assistant           Assistant            Assistant Director and Vice President of
J.P. Morgan Investor Services Co.              Treasurer           Treasurer since      Fund Administration, J.P. Morgan Investor
73 Tremont Street                                                  2003                 Services Co. (formerly Chase Global Funds
Boston, MA 02108                                                                        Company); formerly Audit Manager at Ernst &
                                                                                        Young LLP.

Mary E. Mullin (36)                            Secretary           Secretary since      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                          2001                 Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                                  Management Inc.; Secretary of the
New York, NY 10020                                                                      Institutional Funds and the Retail Funds;
                                                                                        formerly practiced law with the New York law
                                                                                        firms of McDermott, Will & Emery and
                                                                                        Skadden, Arps, Slate, Meagher & Flom LLP.


----------
* Each Officer serves an indefinite term, until his or her successor is elected.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

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

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

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

EMERGING MARKETS EQUITY PORTFOLIO

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

INVESTMENT OVERVIEW (UNAUDITED)

EMERGING MARKETS EQUITY PORTFOLIO

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE NET INDEX

                                        TOTAL RETURNS(2)
                            ---------------------------------------
                                                  AVERAGE ANNUAL
                                              ---------------------
                                       ONE     FIVE           SINCE
                              YTD     YEAR    YEARS    INCEPTION(3)
-------------------------------------------------------------------
Portfolio - Class I         49.67%   49.67%    8.69%           1.70%
Index(1) - Class I          55.82    55.82    10.45            1.00
Portfolio - Class II        45.34      N/A      N/A             N/A
Index(1) - Class II         50.16      N/A      N/A             N/A

(1) The MSCI Emerging Markets Free Net Index is a market capitalization weighted index comprised of companies that are representative of the market structure of the developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. Dividends are assumed to be reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Class I shares and Class II shares commenced operations on October 1, 1996 and January 10, 2003, respectively.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION


                            MSCI EMF
              PORTFOLIO    NET INDEX
              ----------------------
   10/1/96*    $10,000     $10,000
12/31/1996       9,797       9,905
12/31/1997       9,848       8,756
12/31/1998       7,451       6,537
12/31/1999      14,580      10,883
12/31/2000       8,864       7,528
12/31/2001       8,289       7,331
12/31/2002       7,551       6,899
12/31/2003      11,302      10,750

* Commenced operations on October 1, 1996.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class II shares will vary based upon the different inception dates and fees assessed to that class.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability. In addition, investing in emerging markets may involve a relative higher degree of volatility.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio's Class I shares had a total return of 49.67% compared to 55.82% for the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Net Index (the "Index"). For the period from January 10, 2003 to December 31, 2003, the Portfolio's Class II shares had a total return of 45.34% compared to 50.16% for the Index.

FACTORS AFFECTING PERFORMANCE

- Global emerging markets rebounded from early year weakness to return 55.8% during the period in review. The region benefited from a bounce in investor sentiment following the successful U.S. campaign in Iraq, accommodative global monetary policy and a recovery in global growth.

- All emerging market regions experienced strong double-digit gains with particular strength in Latin America as Brazil outperformed given reduced political and debt concerns. Asia also performed well as the threat of SARS eased for most markets in the region at mid-year, while strong domestic demand and export growth continued for select countries, notably Thailand, Indonesia, and India. Meanwhile, commodity and oil-producing countries continued to benefit from still firm prices.

- In terms of relative performance, positive contributors came from the Portfolio's holdings in India, Russia, South Korea and Indonesia and from overweight positions in outperforming countries such as Turkey, Thailand, and Indonesia.

- Stock selection in Brazil, China, and Israel coupled with underweight positions in Chile and China were the largest detractors to relative performance.

MANAGEMENT STRATEGIES

- We continued to focus on countries where GDP growth, fiscal policy, and reform agendas remained strong, and on companies with strong management and earnings visibility.

- In 2003, we continued to increase the Portfolio's overweight position in Turkey and Thailand while moving to a neutral position in South Africa (reduced overweight) and China (closed underweight). Going into 2004, the Portfolio's key overweight positions were in Turkey, Russia,

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

INVESTMENT OVERVIEW (CONT'D)

EMERGING MARKETS EQUITY PORTFOLIO

   Thailand, and Indonesia given better valuations and earning growth opportunities.

- Brazil and Mexico remained neutral positions. Taiwan, after further reducing exposure in technology related names, is now an underweight. Malaysia, South Korea, Israel, and Chile remain our largest underweight countries.

January 2004

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

STATEMENT OF NET ASSETS

EMERGING MARKETS EQUITY PORTFOLIO

                                                                                         VALUE
                                                                   SHARES                (000)
----------------------------------------------------------------------------------------------
COMMON STOCKS (85.6%)
ARGENTINA (0.2%)
  Tenaris S.A. ADR                                                 19,000      $           633
----------------------------------------------------------------------------------------------
BERMUDA (0.2%)
  Asia Aluminum Holdings Ltd.                                   1,818,000                  361
  Victory City International Holdings                             429,000                  188
----------------------------------------------------------------------------------------------
                                                                                           549
==============================================================================================
BRAZIL (8.3%)
  AmBev ADR                                                       138,559                3,535
  Aracruz Celulose S.A. ADR                                        35,600                1,248
  Banco Bradesco S.A. (Preferred)                              75,704,000                  398
  Banco Bradesco S.A. ADR                                          30,262                  799
  Banco Itau S.A. (Preferred)                                   9,238,609                  917
  Banco Itau S.A. ADR                                              32,692                1,594
  CEMIG (Preferred)                                            30,994,001                  565
  CEMIG ADR                                                        42,300                  778
  Companhia Brasileira de Distribuicao
    Grupo Pao de Acucar ADR                                        35,700                  898
  Companhia Siderurgica Nacional
    S.A. ADR                                                       19,300                1,035
  CVRD ADR                                                         10,700                  626
  CVRD ADR (Preferred)                                             75,993                3,914
  Lojas Arapua S.A. (Preferred)                                 2,311,000(a),(b)            --@
  Lojas Arapua S.A. GDR                                             1,305(a),(b)            --@
  Petrobras S.A. (Preferred)                                        6,381                  169
  Petrobras S.A. ADR                                               91,524                2,676
  Petrobras S.A. ADR (Preferred)                                  171,272                4,566
  Telesp Celular Participacoes S.A
    (Preferred)                                               281,853,000(a)               738
  Telesp Celular Participacoes S.A. ADR                            61,400(a)               404
  Unibanco GDR                                                     60,500                1,510
  Votorantim Celulose e Papel S.A. ADR                             40,900                1,282
----------------------------------------------------------------------------------------------
                                                                                        27,652
==============================================================================================
CHINA/HONG KONG (6.0%)
  AviChina Industry & Technology Co.,
    Class H                                                     2,183,000(a)               461
  Byd Co., Ltd., Class H                                          479,000                1,262
  China Life Insurance Co., Ltd.                                1,906,000(a)             1,559
  China Merchants Holdings
    International Co., Ltd.                                       482,000                  636
  China Oilfield Services Ltd., Class H                         3,771,000                1,336
  China Petroleum & Chemical Corp.,
    Class H                                                     2,670,000                1,195
  China Resources Power Holdings Co.                              701,000(a)               327
  China Shipping Development Co., Ltd.,
    Class H                                                     1,502,000                1,113
  China Telecom Corp., Ltd., Class H                            1,638,000                  675
  China Unicom Ltd.                                               750,000                  700
  CNOOC Ltd.                                                    1,796,000                3,516
  Fountain Set Holdings                                         1,023,000                  698
  Grande Holdings Ltd.                                            365,000                  468
  Hopewell Highway Infrastructure Ltd.                          1,268,000(a)               719
  Huaneng Power International, Inc.,
    Class H                                                       649,000                1,124
  Kingboard Chemicals Holdings                                    402,000                  619
  Lianhua Supermarket Holdings Co., Ltd.,
    Class H                                                       108,000(a)   $           114
  Moulin International                                            316,000                  210
  Norstar Founders Group Ltd.                                     793,000(a)               255
  PetroChina Co., Ltd., Class H                                 1,648,000                  945
  PICC Property & Casualty Co., Ltd.                              762,000(a)               341
  Shougang Concord Century                                      3,289,000                  483
  TPV Technology Ltd.                                           2,274,000                1,205
  Wumart Stores, Inc.                                             102,000(a)               100
----------------------------------------------------------------------------------------------
                                                                                        20,061
==============================================================================================
EGYPT (1.0%)
  Commercial International Bank                                    22,240                   79
  MobiNil-Egyptian Mobile Services                                 73,990                  903
  Orascom Construction Industries                                 213,465                2,511
----------------------------------------------------------------------------------------------
                                                                                         3,493
==============================================================================================
HUNGARY (0.7%)
  Gedeon Richter Rt.                                               16,163                1,895
  Matav Rt.                                                        79,000                  298
  Matav Rt. ADR                                                     7,295                  137
----------------------------------------------------------------------------------------------
                                                                                         2,330
==============================================================================================
INDIA (5.3%)
  Bharat Heavy Electricals Ltd.                                   155,500                1,731
  Colgate-Palmolive (India) Ltd.                                   98,632                  345
  Container Corp. of India Ltd.                                    62,164                  907
  GlaxoSmithKline Pharmaceuticals Ltd.                             30,000                  378
  Gujarat Ambuja Cements Ltd.                                     108,000                  719
  Hero Honda Motors Ltd.                                           78,375                  771
  Hindalco Industries Ltd.                                         20,200                  623
  Hindustan Lever Ltd.                                            116,500                  523
  Hindustan Petroleum Corp., Ltd.                                  64,000                  614
  India Info.com PCL                                               58,026(b)                --@
  Industrial Development Bank of India                            464,000                  632
  Infosys Technologies Ltd.                                        13,664                1,666
  ITC Ltd.                                                         31,500                  680
  Morgan Stanley India Growth Fund                              3,926,900(a),(c)         1,452
  Oil & Natural Gas Corp., Ltd.                                    44,100                  773
  Ranbaxy Laboratories Ltd.                                        37,080                  893
  Reliance Industries Ltd.                                         70,400                  884
  Satyam Computer                                                     500                    4
  State Bank of India Ltd.                                         88,854(b)             1,189
  Steel Authority of India Ltd.                                   566,863(a)               635
  Tata Iron & Steel Co., Ltd.                                      99,500                  968
  Tata Motors Ltd.                                                122,000                1,209
----------------------------------------------------------------------------------------------
                                                                                        17,596
==============================================================================================
INDONESIA (2.8%)
  Astra International Tbk PT                                    3,030,884                1,799
  Bank Central Asia Tbk PT                                      2,194,000                  866
  Bank Mandiri Persero Tbk PT                                   4,432,000(a)               526
  Bank Rakyat Indonesia                                         4,645,500(a)               690
  Bumi Resources Tbk PT                                        16,747,000                  994
  Hanjaya Mandala Sampoerna Tbk PT                              1,228,500                  653
  Indocement Tunggal Prakarsa Tbk PT                            2,597,500(a)               655
  Ramayana Lestari Sentosa Tbk PT                               2,541,000                1,312
  Telekomunikasi Indonesia Tbk PT                               2,218,000                1,778
----------------------------------------------------------------------------------------------
                                                                                         9,273
==============================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

EMERGING MARKETS EQUITY PORTFOLIO

                                                                                         VALUE
                                                                   SHARES                (000)
----------------------------------------------------------------------------------------------
ISRAEL (0.9%)
  Check Point Software Technologies Ltd.                          162,170(a)   $         2,728
  ECI Telecom Ltd.                                                 59,301(a)               340
----------------------------------------------------------------------------------------------
                                                                                         3,068
==============================================================================================
JORDAN (0.1%)
  Arab Bank plc                                                       810                  348
----------------------------------------------------------------------------------------------
MALAYSIA (1.3%)
  Astro All Asia Networks plc                                     184,000(a),(b)           214
  Commerce Asset Holdings Bhd                                     504,000                  544
  Magnum Corp. Bhd                                              1,346,000                  985
  Malayan Banking Bhd                                             314,300                  798
  Resorts World Bhd                                               230,000                  611
  SP Setia Bhd                                                    714,999                  659
  YTL Corp. Bhd                                                   493,000                  560
----------------------------------------------------------------------------------------------
                                                                                         4,371
==============================================================================================
MEXICO (5.8%)
  America Movil S.A. de C.V., Class L ADR                         209,405                5,725
  Cemex S.A. de C.V.                                               29,700                  156
  Cemex S.A. de C.V. ADR                                           49,800                1,305
  Coca-Cola Femsa S.A. ADR                                         20,200(a)               429
  Grupo Aeroportuario del Sureste
    S.A. de C.V. ADR                                               38,730                  682
  Grupo Financiero BBVA Bancomer ADR                               21,200(a)               362
  Grupo Financiero BBVA Bancomer
    S.A. de C.V.                                                1,744,011(a)             1,494
  Grupo Televisa S.A. ADR                                          45,300                1,806
  Telmex ADR, Class L                                             133,904                4,423
  Wal-Mart de Mexico, Class C                                     175,346                  470
  Wal-Mart de Mexico, Class V                                     826,673                2,364
  Wal-Mart de Mexico, Class V ADR                                   6,194                  176
----------------------------------------------------------------------------------------------
                                                                                        19,392
==============================================================================================
PERU (0.6%)
  Buenaventura S.A. ADR                                            70,700                1,999
----------------------------------------------------------------------------------------------
RUSSIA (6.5%)
  Gazprom ADR                                                      94,800                2,456
  LUKOIL ADR                                                       49,279                4,583
  MMC Norilsk Nickel ADR                                          105,100                6,847
  Mobile Telesystems                                               13,500                1,070
  Mobile Telesystems ADR                                           16,560                1,371
  Surgutneftegaz ADR                                              153,787                4,475
  Surgutneftegaz ADR (Preferred)                                   14,829                  573
  Yukos ADR                                                         9,247(a)               386
----------------------------------------------------------------------------------------------
                                                                                        21,761
==============================================================================================
SOUTH AFRICA (12.2%)
  ABSA Group Ltd.                                                 150,500                  948
  African Bank Investments Ltd.                                 1,352,900                1,909
  African Life Assurance Co. Ltd.                                 657,900                1,504
  Anglo American Platinum Corp., Ltd.                              22,600                  985
  Anglo American plc                                              403,099                8,615
  Anglo American plc (London Shares)                               93,398                2,013
  AngloGold Ltd.                                                   18,900                  887
  AngloGold Ltd. ADR                                               22,293                1,041
  Edgars Consolidated Stores Ltd.                                  42,700                  814
  FirstRand Ltd.                                                2,009,400      $         2,679
  Gold Fields Ltd.                                                154,160                2,200
  Gold Fields Ltd. ADR                                              8,500                  118
  Harmony Gold Mining Co., Ltd.                                    29,900                  485
  Impala Platinum Holdings Ltd.                                    27,151                2,353
  Massmart Holdings Ltd.                                          155,300                  708
  MTN Group Ltd.                                                  731,690(a)             3,111
  Naspers Ltd.                                                    128,700                  799
  Pretoria Portland Cement Co., Ltd.                                2,400                   51
  Shoprite Holdings Ltd.                                          473,900                  662
  Standard Bank Group Ltd.                                        712,914                4,175
  Steinhoff International Holdings Ltd.                           479,100                  548
  Telkom S.A. Ltd.                                                341,033                3,540
  Telkom S.A. Ltd. ADR                                              7,500                  317
----------------------------------------------------------------------------------------------
                                                                                        40,462
==============================================================================================
SOUTH KOREA (14.3%)
  Cheil Industries, Inc.                                           50,330                  730
  Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                         164,220(a)             2,107
  Daishin Securities Co., Ltd.                                     98,760                1,449
  Daishin Securities Co., Ltd. (Preferred)                         24,640                  177
  Good Morning Shinhan
    Securities Co., Ltd.                                          128,690(a)               594
  Handsome Co., Ltd.                                              104,010                1,055
  Hankook Tire Co., Ltd.                                          152,310                1,149
  Honam Petrochemical Corp.                                        31,000                1,599
  Hyundai Department Store Co., Ltd                                69,860(a)             2,279
  Hyundai Mobis                                                    72,050                3,873
  KT&G Corp.                                                       61,620                1,070
  Kookmin Bank                                                     36,760                1,376
  LG Card Co., Ltd.                                                23,205(a)                59
  LG Investment & Securities Co., Ltd.                            114,110                  794
  Orion Corp.                                                      14,660                1,074
  POSCO                                                             2,272                  311
  Samsung Electronics Co., Ltd.                                    39,021               14,758
  Samsung Electronics Co., Ltd.
    (Preferred)                                                     7,260                1,495
  Samsung SDI Co., Ltd.                                            68,820                8,108
  Shinhan Financial Group Co., Ltd.                                55,450                  886
  SK Telecom Co., Ltd.                                              8,020                1,338
  STX Corp.                                                         4,660                   36
  STX Shipbuilding Co. Ltd.                                        72,000                  957
----------------------------------------------------------------------------------------------
                                                                                        47,274
==============================================================================================
TAIWAN (9.1%)
  Acer, Inc.                                                      591,447                  880
  Asia Optical Co., Inc.                                          283,600                1,954
  Catcher Technology Co., Ltd.                                    135,000                  487
  Chinatrust Financial Holding Co.                              1,789,536                1,797
  CTCI Corp.                                                      933,000                  756
  CYBERLINK Corp.                                                 139,000                  573
  Eva Airways Corp.                                             1,125,319                  459
  Evergreen Marine Corp.                                        1,645,660                1,434
  Fubon Financial Holding Co., Ltd.                             1,024,000                  980
  Grand Hall Enterprise Co., Ltd                                   39,000                  180
  Hon Hai Precision Industry Co., Ltd.                            558,520                2,196
  Infortrend Technology, Inc.                                     242,100                  795

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

EMERGING MARKETS EQUITY PORTFOLIO

                                                                                         VALUE
                                                                   SHARES                (000)
----------------------------------------------------------------------------------------------
TAIWAN (CONT'D)
  Kaulin Manufacturing Co., Ltd.                                  258,000      $           374
  Largan Precision Co., Ltd.                                      128,790                1,252
  MediaTek, Inc.                                                  230,000                2,160
  Nan Ya Plastic Corp.                                            756,600                1,092
  Novatek Microelectronics Corp., Ltd.                            256,150                  724
  Phoenixtec Power Co., Ltd.                                      791,045                  927
  Pihsiang Machinery Manufacturing
    Co., Ltd.                                                      40,950                  142
  Polaris Securities Co., Ltd.                                  2,990,160(a)             1,400
  Sunplus Technology Co., Ltd.                                    299,000                  559
  Taishin Financial Holdings Co., Ltd.                          1,241,000                  917
  Taiwan Cellular Corp.                                         1,086,000                  943
  Taiwan Cement Corp.                                           3,664,000                1,802
  Taiwan Navigation Co., Ltd.                                     972,760                  644
  Taiwan Semiconductor
    Manufacturing Co., Ltd.                                       456,264(a)               853
  Waffer Technology Co. Ltd.                                      351,000                1,070
  Ya Hsin Industrial Co., Ltd.                                  1,435,000                1,855
  Yuanta Core Pacific Securities Co.                            1,177,962                  704
  Zyxel Communications Corp.                                      216,200                  452
----------------------------------------------------------------------------------------------
                                                                                        30,361
==============================================================================================
THAILAND (4.9%)
  Asian Property Development PCL                                1,471,100(b)               213
  Bangkok Bank PCL (Foreign)                                    1,296,400(a)             3,762
  Banpu PCL (Foreign)                                              94,600(b)               306
  BEC World plc (Foreign)                                          52,600(b)               300
  CP Seven Eleven PCL (Foreign)                                   199,200(a)               282
  Italian-Thai Development PCL (Foreign)                          501,100(a),(b)         1,745
  Kasikornbank PCL (Foreign)                                      834,500(a)             1,474
  Kasikornbank PCL NVDR (Preferred)                               717,300(a)             1,177
  Land & Houses PCL (Foreign)                                   4,325,100                1,386
  MBK PCL (Foreign)                                                29,200(b)                37
  PTT PCL (Foreign)                                               163,600                  714
  Ratchaburi Electricity Generating
    Holding PCL (Foreign)                                         292,900(b)               362
  Siam Cement PCL NVDR (Preferred)                                352,200(a)             2,258
  Siam Commercial Bank PCL (Foreign)                              675,800(a)               921
  Sino Thai Engineering &
    Construction Co., Inc. (Foreign)                              624,400(a),(b)           325
  Thai Airways International (Foreign)                            417,100(b)               482
  Thai Olefins PCL                                                118,700(a),(b)           219
  Thai Plastic & Chemicals PCL (Foreign)                           63,900(b)               316
----------------------------------------------------------------------------------------------
                                                                                        16,279
==============================================================================================
TURKEY (5.2%)
  Akbank T.A.S.                                               308,292,128                1,615
  Akcansa Cimento A.S.                                        439,781,875                1,262
  Arcelik                                                     263,903,950                1,468
  Enka Insaat ve Sanayi A.S.                                   45,138,143                1,175
  Ford Otomotive Sanayii A.S.                                  22,810,000(a)               153
  Hurriyet Gazetecilik Ve Matbaacilik A.S.                    515,650,000(a)             1,838
  Migros Turk                                                  17,523,000                  251
  Tofas Turk Otomobil Fabrikasa A.S.                          417,655,922(a)               923
  Trakya Cam Sanayii                                          280,246,491                  619
  Turkcell Iletisim Hizmetleri A.S.                           178,289,000(a)             1,780
  Turkiye Garanti Bankasi A.S.                                797,193,000(a)             2,330
  Turkiye IS Bankasi, Class C                                 710,839,712(a)   $         2,889
  Yapi ve Kredi Bankasi A.S.                                  459,110,000(a)               949
----------------------------------------------------------------------------------------------
                                                                                        17,252
==============================================================================================
VENEZUELA (0.2%)
  CANTV ADR, Class D                                               43,793                  668
----------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $210,628)                                                  284,822
==============================================================================================

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
----------------------------------------------------------------------------------------------
CORPORATE BOND (0.1%)
RUSSIA (0.1%)
  Mustcom Ltd., 11.00%, 8/11/25
    (COST $880)                                        $              985(b)               227
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (7.0%)
REPURCHASE AGREEMENT (7.0%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $23,264
    (COST $23,263)                                                 23,263(d)            23,263
----------------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.3%)
  Brazilian Real                                       BRL            154                   53
  British Pound                                        GBP              1                    2
  Czech Republic                                       CZK             --@                  --@
  Egyptian Pound                                       EGP             94                   15
  Euro                                                 EUR             26                   32
  Hong Kong Dollar                                     HKD              1                   --@
  Hungarian Forint                                     HUF             95                    1
  Indian Rupee                                         INR         21,169                  464
  Israeli Shekel                                       ILS             13                    3
  Malaysian Ringgit                                    MYR            147                   39
  Polish Zloty                                         PLN            158                   42
  South African Rand                                   ZAR            179                   27
  South Korean Won                                     KRW            412                   --@
  Taiwan Dollar                                        TWD          6,014                  177
  Turkish Lira                                         TRL      4,902,766                    4
----------------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $856)                                                       859
==============================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

EMERGING MARKETS EQUITY PORTFOLIO

                                                                                         VALUE
                                                                                         (000)
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (93.0%) (COST $235,627)                                      $       309,171
==============================================================================================

                                                                   AMOUNT
                                                                    (000)
----------------------------------------------------------------------------------------------
OTHER ASSETS (7.9%)
  Cash                                                 $                1
  Receivable for Portfolio Shares Sold                             24,656
  Dividends Receivable                                                868
  Receivable for Investments Sold                                     674
  Foreign Withholding Tax Reclaim
    Receivable                                                        236
  Other                                                                 8               26,443
==============================================================================================
LIABILITIES (-0.9%)
  Payable for Investments Purchased                                (1,066)
  Investment Advisory Fees Payable                                   (830)
  Deferred Country Tax Expense Payable                               (661)
  Payable for Portfolio Shares Redeemed                              (214)
  Custodian Fees Payable                                              (81)
  Administrative Fees Payable                                         (64)
  Directors' Fees and Expenses Payable                                 (9)
  Distribution Fees on Class II Shares                                 (1)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                                       @--
  Other Liabilities                                                   (75)              (3,001)
==============================================================================================
NET ASSETS (100%)                                                              $       332,613
==============================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                $       352,793
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                                      1,607
Accumulated Net Realized Gain (Loss)                                                   (94,677)
Unrealized Appreciation (Depreciation) on:
  Investments (net of $661 Deferred Country Tax)                                        72,883
  Foreign Currency Exchange Contracts
    and Translations                                                                         7
----------------------------------------------------------------------------------------------
NET ASSETS                                                                     $       332,613
==============================================================================================
CLASS I:
NET ASSETS                                                                     $       323,547
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 35,787,346 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                               $          9.04
==============================================================================================
CLASS II:
NET ASSETS                                                                     $         9,066
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 1,003,576 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                     $          9.03
==============================================================================================

(a)  Non-income producing security.
(b) Security valued at fair value - see note A-1 to financial statements. At December 31, 2003, the Portfolio held $5,935,000 of fair valued securities, representing 1.8% of net assets.
(c) The Morgan Stanley India Growth Fund is advised by an affiliate of the Adviser. During the year ended December 31, 2003, there were no purchases or sales of this security. The Portfolio did not derive income from this security during the year ended December 31, 2003.
(d) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@    Value/Face Amount is less than $500.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PCL  Public Company Limited


FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                NET
  CURRENCY                               IN                  UNREALIZED
     TO                               EXCHANGE              APPRECIATION
  DELIVER       VALUE   SETTLEMENT       FOR       VALUE   (DEPRECIATION)
    (000)       (000)      DATE         (000)      (000)       (000)
-------------------------------------------------------------------------
BRL       86   $   30     1/2/04     US$      30   $  30      $   --@
US$       29       29     1/2/04     HKD     222      29          --@
US$       73       73     1/5/04     HKD     570      73          --@
US$        4        4     1/2/04     IDR  34,547       4          --@
US$       13       13     1/5/04     THB     499      13          --@
US$       11       11     1/6/04     THB     439      11          --@
               ------                              -----   ----------
               $  160                              $ 160      $   --@
               ======                              =====   ==========

IDR -- Indonesian Rupiah
THB -- Thai Baht

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

EMERGING MARKETS EQUITY PORTFOLIO

                     SUMMARY OF TOTAL INVESTMENT BY INDUSTRY
                       CLASSIFICATION -- DECEMBER 31, 2003
                                   (UNAUDITED)

                                                                              PERCENT
                                                                VALUE          OF NET
INDUSTRY                                                        (000)          ASSETS
-------------------------------------------------------------------------------------
Auto Components                                        $        5,278             1.6%
Automobiles                                                     4,856             1.5
Beverages                                                       3,964             1.2
Chemicals                                                       3,708             1.1
Commercial Banks                                               40,642            12.2
Construction & Engineering                                      5,336             1.6
Construction Materials                                          9,243             2.8
Diversified Financial Services                                  7,833             2.4
Diversified Telecommunication Services                         12,062             3.6
Electrical Equipment                                            4,215             1.3
Electronic Equipment & Instruments                             14,039             4.2
Household Durables                                              4,050             1.2
Insurance                                                       3,404             1.0
Leisure Equipment & Products                                    3,415             1.0
Marine                                                          3,191             1.0
Media                                                           4,742             1.4
Metals & Mining                                                35,922            10.8
Multiline Retail                                                6,816             2.0
Oil & Gas                                                      27,810             8.4
Semiconductors & Semiconductor Equipment                       20,549             6.2
Wireless Telecommunication Services                            18,084             5.4
Other                                                          70,012            21.1
-------------------------------------------------------------------------------------
                                                       $      309,171            93.0%
=====================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                           YEAR ENDED
                                                                                    DECEMBER 31, 2003
                                                                                                (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $372 foreign taxes withheld)                                  $             5,264
  Interest                                                                                        190
-----------------------------------------------------------------------------------------------------
    Total Investment Income                                                                     5,454
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                      2,495
  Administrative Fees                                                                             511
  Custodian Fees                                                                                  430
  Shareholder Reporting Fees                                                                      135
  Professional Fees                                                                                62
  Country Tax Expense                                                                              47
  Interest Expense                                                                                  9
  Directors' Fees and Expenses                                                                      7
  Distribution Fees on Class II Shares                                                              7
  Other                                                                                            41
-----------------------------------------------------------------------------------------------------
    Total Expenses                                                                              3,744
-----------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                (187)
  Distribution Fees on Class II Shares Waived                                                      (6)
-----------------------------------------------------------------------------------------------------
    Net Expenses                                                                                3,551
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                    1,903
-----------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                              5,836
  Foreign Currency Transactions                                                                   (88)
-----------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                    5,748
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments (net of $661 Deferred Country Tax)                                               83,477
  Foreign Currency Exchange Contracts and Translations                                             10
-----------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)                                       83,487
-----------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                89,235
-----------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $            91,138
=====================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               YEAR ENDED             YEAR ENDED
                                                                                        DECEMBER 31, 2003      DECEMBER 31, 2002
                                                                                                    (000)                  (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                        $            1 ,903    $              (754)
  Net Realized Gain (Loss)                                                                          5,748                 (9,421)
  Net Change in Unrealized Appreciation (Depreciation)                                             83,487                 (9,110)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                91,138                (19,285)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscriptions                                                                                   998,798                988,846
  Redemptions                                                                                    (922,229)              (965,503)
  Class II*:
  Subscriptions                                                                                    14,290                     --
  Redemptions                                                                                      (6,299)                    --
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                84,560                 23,343
--------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                         175,698                  4,058
NET ASSETS:
  Beginning of Period                                                                             156,915                152,857
--------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment income
    (accumulated net investment loss) of $1,607 and $(208), respectively)             $           332,613    $           156,915
--------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Class I:
    Shares Subscribed                                                                             150,147                149,134
    Shares Redeemed                                                                              (140,347)              (146,204)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Shares Outstanding                                           9,800                  2,930
--------------------------------------------------------------------------------------------------------------------------------
    Class II*:
    Shares Subscribed                                                                               1,861                     --
    Shares Redeemed                                                                                  (857)                    --
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Shares Outstanding                                          1,004                     --
================================================================================================================================

*Class II shares commenced offering on January 10, 2003

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY PORTFOLIO

                                                                                             CLASS I
                                                               ------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     6.04    $     6.63    $     7.09    $    13.91    $     7.11
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                       0.07#        (0.03)#        0.02         (0.08)        (0.01)
  Net Realized and Unrealized Gain (Loss)                            2.93         (0.56)        (0.48)        (5.32)         6.81
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 3.00         (0.59)        (0.46)        (5.40)         6.80
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                --            --            --            --         (0.00)+
  Net Realized Gain                                                    --            --            --         (1.38)           --
  Paid-In Capital                                                      --            --            --         (0.04)           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                --            --            --         (1.42)        (0.00)+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $     9.04    $     6.04    $     6.63    $     7.09    $    13.91
=================================================================================================================================
TOTAL RETURN~                                                       49.67%        (8.90)%       (6.49)%      (39.21)%       95.68%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                              $  323,547    $  156,915    $  152,857    $  161,554    $  187,124
Ratio of Expenses to Average Net Assets                              1.78%         1.81%         1.85%         1.80%         1.79%
Ratio of Expenses to Average Net Assets Excluding Country Tax
Expense                                                              1.75%         1.75%         1.75%         1.75%         1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets          0.95%        (0.40)%        0.24%        (0.81)%       (0.37)%
Portfolio Turnover Rate                                                92%          134%          132%           94%          113%
---------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
    Expenses to Average Net Assets                                   1.87%         1.93%         2.12%         1.96%         2.62%
    Net Investment Income (Loss) to Average Net Assets               0.86%        (0.53)%       (0.03)%       (0.96)%       (1.21)%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS II
                                                                                    ------------
                                                                                     PERIOD FROM
                                                                                     JANUARY 10,
                                                                                        2003* TO
                                                                                    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                                          2003
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $       6.22
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                              0.05#
  Net Realized and Unrealized Gain (Loss)                                                   2.76
------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                        2.81
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                      $       9.03
================================================================================================
TOTAL RETURN~                                                                              45.34%++
================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                   $     9 ,066
Ratio of Expenses to Average Net Assets                                                     1.83%**
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense                       1.80%**
Ratio of Net Investment Income (Loss) to Average Net Assets                                 0.90%**
Portfolio Turnover Rate                                                                       92%
------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
    Expenses to Average Net Assets                                                          2.22%**
    Net Investment Income (Loss) to Average Net Assets                                      0.51%**
------------------------------------------------------------------------------------------------

*    Commenced offering
**   Annualized
+    Amount is less than $0.005 per share
++   Not annualized
#    Per share amount is based on average shares outstanding
~ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective January 10, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to security transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

   At December 31, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

   Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                            FROM $500
             FIRST $500    MILLION TO     MORE THAN
                MILLION    $1 BILLION    $1 BILLION
             --------------------------------------
                   1.25%         1.20%         1.15%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.75% for Class I shares and 1.80% for Class II shares.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by certain of the countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The Portfolio had no distributions during 2003 and 2002.

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                UNDISTRIBUTED    UNDISTRIBUTED
                     ORDINARY        LONG-TERM
                       INCOME     CAPITAL GAIN
                        (000)            (000)
                -------------    -------------
                  $     2,380       $       --

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                             NET
                                                    APPRECIATION
              COST   APPRECIATION   DEPRECIATION  (DEPRECIATION)
             (000)           (000)         (000)           (000)
       ---------------------------------------------------------
       $   239,421     $   71,164      $  (2,273)     $   68,891

At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $90,771,000, of which, $68,138,000 will expire on December 31, 2009, $18,898,000 will expire on December 31, 2010 and $3,735,000 will expire on December 31, 2011.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital, passive foreign investment company ("PFIC") and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October currency losses of $20,000.

G. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $208,873,000 and $169,997,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

During the year ended December 31, 2003, the Portfolio incurred a combined total of $29,100 in brokerage commissions paid to affiliated broker dealers, of which $25,000 was paid to Morgan Stanley & Co. Incorporated and $4,100 was paid to China International Capital Corporation.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 68.0% and 88.0%, for Class I and Class II, respectively.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
EMERGING MARKETS EQUITY PORTFOLIO


We have audited the accompanying statement of net assets of the Emerging Markets Equity Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                             TERM OF                                         NUMBER OF
                                             OFFICE AND                                      PORTFOLIOS IN
                                POSITION(S)  LENGTH OF                                       FUND COMPLEX
NAME, AGE AND ADDRESS OF        HELD WITH    TIME        PRINCIPAL OCCUPATION(S)             OVERSEEN BY    OTHER DIRECTORSHIPS
DIRECTOR                        REGISTRANT   SERVED*     DURING PAST 5 YEARS                 DIRECTOR**     HELD BY DIRECTOR
------------------------------  -----------  ----------  ----------------------------------  -------------  ------------------------
Michael Bozic (62)              Director     Director    Retired; Director or Trustee of          208       Director of Weirton
c/o Kramer Levin Naftalis &                  since 2003  the Retail Funds and the                           Steel Corporation.
Frankel LLP                                              Institutional Funds; formerly Vice
Counsel to the Independent                               Chairman of Kmart Corporation,
Directors                                                Chairman and Chief Executive
919 Third Avenue                                         Officer of Levitz Furniture
New York, NY 10022                                       Corporation and President and
                                                         Chief Executive Officer of Hills
                                                         Department Stores; formerly
                                                         variously Chairman, Chief
                                                         Executive Officer, President and
                                                         Chief Operating Officer of the
                                                         Sears Merchandise Group of Sears,
                                                         Roebuck & Co.

Edwin J. Garn (71)              Director     Director    Director or Trustee of the Retail        208       Director of Franklin
Summit Ventures LLC                          since 2003  Funds and the Institutional Funds;                 Covey (time management
One Utah Center                                          member of the Utah Regional                        systems), BMW Bank of
201 South Main Street                                    Advisory Board of Pacific Corp.;                   North America, Inc.
Salt Lake City, UT 84111                                 formerly United States Senator                     (industrial loan
                                                         (R-Utah) and Chairman, Senate                      corporation), United
                                                         Banking Committee, Mayor of Salt                   Space Alliance (joint
                                                         Lake City, Utah, Astronaut, Space                  venture between Lockheed
                                                         Shuttle Discovery and Vice                         Martin and The Boeing
                                                         Chairman, Huntsman Corporation                     Company) and Nuskin Asia
                                                         (chemical company).                                Pacific (multilevel
                                                                                                            marketing); member of
                                                                                                            the board of various
                                                                                                            civic and charitable
                                                                                                            organizations.

Wayne E. Hedien (69)            Director     Director    Retired; Director or Trustee of          208       Director of the PMI
WEH Associates                               since 2003  the Retail Funds and the                           Group Inc. (private
5750 Old Orchard Road                                    Institutional Funds; formerly                      mortgage insurance);
Suite 530                                                associated with the Allstate                       Trustee and Vice
Skokie, IL 60077                                         Companies, most recently as                        Chairman of the Field
                                                         Chairman of The Allstate                           Museum of Natural
                                                         Corporation and Chairman and Chief                 History; director of
                                                         Executive Officer of its                           various other business
                                                         wholly-owned subsidiary, Allstate                  and charitable
                                                         Insurance Company.                                 organizations.

Dr. Manuel H. Johnson (54)      Director     Director    Chairman of the Audit Committee          208       Director of NVR, Inc.
Johnson Smick International,                 since 2003  and Director or Trustee of the                     (home construction);
Inc.                                                     Retail Funds and the Institutional                 Chairman and Trustee of
2099 Pennsylvania Avenue,                                Funds; Senior Partner, Johnson                     the Financial Accounting
NW Suite 950                                             Smick International, Inc.                          Foundation (oversight
Washington, D.C. 20006                                   (consulting firm); Co-Chairman and                 organization of the
                                                         a founder of the Group of Seven                    Financial Accounting
                                                         Council (G7C), an international                    Standards Board);
                                                         economic commission; formerly Vice                 Director of RBS
                                                         Chairman of the Board of Governors                 Greenwich Capital
                                                         of the Federal Reserve System and                  Holdings (financial
                                                         Assistant Secretary of the U.S.                    holdings company).
                                                         Treasury.

Joseph J. Kearns (61)           Director     Director    Deputy Chairman of the Audit             209       Director of Electro Rent
Kearns & Associates LLC                      since 1994  Committee and Director or Trustee                  Corporation (equipment
PMB754                                                   of the Retail Funds and the                        leasing), The Ford
23852 Pacific Coast Hwy.                                 Institutional Funds; previously                    Family Foundation and
Malibu, CA 90265                                         Chairman of the Audit Committee of                 the UCLA Foundation.
                                                         the Institutional Funds;
                                                         President, Kearns & Associates LLC
                                                         (investment consulting); formerly
                                                         CFO of The J. Paul Getty Trust.

Michael Nugent (67)             Director     Director    Chairman of the Insurance                208       Director of various
Triumph Capital, L.P.                        since 2001  Committee and Director or Trustee                  business organizations.
445 Park Avenue, 10th Floor                              of the Retail Funds and the
New York, NY 10022                                       Institutional Funds; General
                                                         Partner of Triumph Capital, L.P.,
                                                         (private investment partnership);
                                                         formerly Vice President, Bankers
                                                         Trust Company and BT Capital
                                                         Corporation.

Fergus Reid (71)                Director     Director    Chairman of the Governance               209       Trustee and Director of
Lumelite Plastics                            since 2001  Committee and Director or Trustee                  certain investment
85 Charles Coleman Blvd.                                 of the Retail Funds and the                        companies in the
Pawling, NY 12564                                        Institutional Funds; Chairman of                   JPMorgan Funds complex
                                                         Lumelite Plastics Corporation.                     managed by JP Morgan
                                                                                                            Investment Management
                                                                                                            Inc.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                             TERM OF                                         NUMBER OF
                                             OFFICE AND                                      PORTFOLIOS IN
                                POSITION(S)  LENGTH OF                                       FUND COMPLEX
NAME, AGE AND ADDRESS OF        HELD WITH    TIME        PRINCIPAL OCCUPATION(S)             OVERSEEN BY    OTHER DIRECTORSHIPS
DIRECTOR                        REGISTRANT   SERVED*     DURING PAST 5 YEARS                 DIRECTOR**     HELD BY DIRECTOR
------------------------------  -----------  ----------  ----------------------------------  -------------  ------------------------
Charles A. Fiumefreddo (70)     Chairman     Chairman    Chairman and Director or Trustee         208       None
Morgan Stanley Funds            and          and         of the Retail Funds and the
Harborside Financial Center     Director     Director    Institutional Funds; formerly
Plaza Two 3rd Floor                          since       Chief Executive Officer of the
Jersey City, NJ 07311                        2003        Retail Funds.

James F. Higgins (55)           Director     Director    Director or Trustee of the Retail        208       Director of AXA
Morgan Stanley                               since 2003  Funds and the Institutional Funds;                 Financial, Inc. and The
Harborside Financial Center                              Senior Advisor of Morgan Stanley;                  Equitable Life Assurance
Plaza Two 2nd Floor                                      Director of Morgan Stanley                         Society of the United
Jersey City, NJ 07311                                    Distributors Inc. and Dean Witter                  States (financial
                                                         Realty Inc.; previously President                  services).
                                                         and Chief Operating Officer of the
                                                         Private Client Group of Morgan
                                                         Stanley and President and Chief
                                                         Operating Officer of Individual
                                                         Securities of Morgan Stanley.

Philip J. Purcell (60)          Director     Director    Director or Trustee of the Retail        208       Director of American
Morgan Stanley                               since 2003  Funds and the Institutional Funds;                 Airlines, Inc. and its
1585 Broadway 39th Floor                                 Chairman of the Board of Directors                 parent company, AMR
New York, NY 10036                                       and Chief Executive Officer of                     Corporation.
                                                         Morgan Stanley and Morgan Stanley
                                                         DW Inc.; Director of Morgan
                                                         Stanley Distributors Inc.;
                                                         Chairman of the Board of Directors
                                                         and Chief Executive Officer of
                                                         Novus Credit Services Inc.;
                                                         Director and/or officer of various
                                                         Morgan Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                                              TERM OF OFFICE AND
                                             POSITION(S) HELD LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   WITH REGISTRANT  SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------  ---------------- ------------------  --------------------------------------------------
Mitchell M. Merin (50)                       President        President since     President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                     2003                Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                            Director and Chief Executive Officer of Morgan
New York, NY 10020                                                                Stanley Investment Advisors Inc. and Morgan
                                                                                  Stanley Services Company Inc.; Chairman, Chief
                                                                                  Executive Officer and Director of Morgan Stanley
                                                                                  Distributors Inc.; Chairman and Director of Morgan
                                                                                  Stanley Trust; Director of various Morgan Stanley
                                                                                  subsidiaries; President of the Institutional Funds
                                                                                  and the Retail Funds; Trustee and President of the
                                                                                  Van Kampen Open-End and Closed-End funds.

Ronald E. Robison (64)                       Executive Vice   Executive Vice      Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.    President and    President and       Director of Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor       Principal        Principal           Inc.; Managing Director of Morgan Stanley & Co.
New York, NY 10020                           Executive        Executive Officer   Incorporated; Managing Director of Morgan Stanley;
                                             Officer          since 2003          Managing Director, Chief Administrative Officer
                                                                                  and Director of Morgan Stanley Investment Advisors
                                                                                  Inc. and Morgan Stanley Services Company Inc.;
                                                                                  Chief Executive Officer and Director of Morgan
                                                                                  Stanley Trust; Executive Vice President and
                                                                                  Principal Executive Officer of the Institutional
                                                                                  Funds and the Retail Funds; previously President
                                                                                  and Director of the Institutional Funds.

Barry Fink (48)                              Vice President   Vice President      General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                     since 2003          Stanley Investment Management; Managing Director,
1221 Avenue of the Americas 22nd Floor                                            Secretary and Director of Morgan Stanley
New York, NY 10020                                                                Investment Advisors Inc. and Morgan Stanley
                                                                                  Services Company Inc.; Assistant Secretary of
                                                                                  Morgan Stanley DW Inc.; Vice President and General
                                                                                  Counsel of the Retail Funds; Vice President of the
                                                                                  Institutional Funds; Vice President and Secretary
                                                                                  of Morgan Stanley Distributors Inc.; previously
                                                                                  Secretary of the Retail Funds; previously Vice
                                                                                  President and Assistant General Counsel of Morgan
                                                                                  Stanley Investment Advisors Inc. and Morgan
                                                                                  Stanley Services Company Inc.

Joseph J. McAlinden (60)                     Vice President   Vice President      Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                     since 2003          Morgan Stanley Investment Advisors Inc. and Morgan
1221 Avenue of the Americas 33rd Floor                                            Stanley Investment Management Inc.; Director of
New York, NY 10020                                                                Morgan Stanley Trust, Chief Investment Officer of
                                                                                  the Van Kampen Funds; Vice President of the
                                                                                  Institutional Funds and the Retail Funds.

Stefanie V. Chang (37)                       Vice President   Vice President      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                     since 2001          Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd  Floor                                           Management Inc.; Vice President of the
New York, NY 10020                                                                Institutional Funds and the Retail Funds; formerly
                                                                                  practiced law with the New York law firm of Rogers
                                                                                  & Wells (now Clifford Chance US LLP).

James W. Garrett (35)                        Treasurer and    Treasurer since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief Financial  2002                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor       Officer          CFO since 2003      Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                                Officer of the Institutional Funds; previously
                                                                                  with Price Waterhouse LLP (now
                                                                                  PricewaterhouseCoopers LLP).

Michael J. Leary (38)                        Assistant        Assistant           Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.            Treasurer        Treasurer since     Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                             2003                (formerly Chase Global Funds Company); formerly
Boston, MA 02108                                                                  Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                          Secretary        Secretary since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                     2001                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                            Management Inc.; Secretary of the Institutional
New York, NY 10020                                                                Funds and the Retail Funds; formerly practiced law
                                                                                  with the New York law firms of McDermott, Will &
                                                                                  Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                                  LLP.

------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003


EQUITY AND INCOME PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Investment Overview (unaudited)

EQUITY AND INCOME PORTFOLIO

PERFORMANCE COMPARED TO THE RUSSELL 1000 VALUE INDEX

                                                    TOTAL
                                                  RETURNS(2)
                                                ------------
                                                  CUMULATIVE
                                                       SINCE
                                                INCEPTION(3)
------------------------------------------------------------
Portfolio - Class II                                   17.23%
Index(1) - Class II                                    25.62

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on April 30, 2003.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION

                             MSUF EQUITY AND INCOME
                                DECEMBER 31, 2003

                                     RUSSELL 1000
                       PORTFOLIO      VALUE INDEX
                       --------------------------
4/30/03*               $  10,000     $     10,000
12/31/2003                11,723           12,562

* Commenced operations on April 30, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Equity and Income Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities.

PERFORMANCE

For the period from April 30, 2003 to December 31, 2003, the Portfolio's Class II shares had a total return of 17.23% compared to 25.62% for the Russell 1000 Value Index (the "Index").

FACTORS AFFECTING PERFORMANCE

- During the reporting period, the stock market generated its first positive one-year performance since 1999. The Standard & Poor's 500 Index, a measure of the broad market, returned 29 percent for 2003.

- A backdrop of historically low interest rates and monetary and fiscal stimuli buoyed corporate profits and supported spending by consumers and businesses alike.

- Mounting geopolitical risk, which had weighed on the markets early in the period, eased as major combat in Iraq ended.

- A torrent of scandals, ranging from corporate accounting fraud to mutual fund market timing, did little to discourage the market's advance.

MANAGEMENT STRATEGIES

- The Portfolio focused on large-cap under-valued companies that the we believed to have a positive catalyst.

- The Portfolio's performance during the reporting period reflects the recovering economy and a strong consumer.

- During the reporting period, we were successful within the materials and consumer discretionary sectors, where we found several compelling investment opportunities.

- The Portfolio's asset mix at the end of the period was 63.3% stocks, 18.1% in bonds, and 13.5% in convertible securities.

- Throughout the second half of the period, we maintained the same stock and bond proportions by reallocating assets each month.


January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets

EQUITY AND INCOME PORTFOLIO

                                                                    FACE
                                                                  AMOUNT          VALUE
                                                                   (000)          (000)
---------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (24.4%)
AEROSPACE & DEFENSE (0.1%)
    Raytheon Co.,
      1.641%, 6/10/05                                          $      15(a)   $      15
      4.85%, 1/15/11                                                  15             15
---------------------------------------------------------------------------------------
                                                                                     30
=======================================================================================
AGENCY FIXED RATE MORTGAGES (3.1%)
    Federal Home Loan Mortgage Corporation,
      5.125%, 11/7/13                                                 70             70
    Federal National Mortgage Association,
      January TBA, 6.5%, 1/25/33                                   1,550(d)       1,621
---------------------------------------------------------------------------------------
                                                                                  1,691
=======================================================================================
AIRLINES (0.9%)
    American Airlines, Inc., 4.25%, 9/23/23                          497(b)         509
---------------------------------------------------------------------------------------
AUTO & TRANSPORTATION (0.1%)
    DaimlerChrysler NA Holding Corp.,
      7.30%, 1/15/12                                                  60             67
---------------------------------------------------------------------------------------
BANKS (0.1%)
    Bank One Corp., 6.00%, 2/17/09                                    25             27
---------------------------------------------------------------------------------------
CHEMICALS (0.0%)
    Millennium Chemicals, Inc.,
      4.00%, 11/15/23                                                  9(b)          11
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.7%)
    General Motors Acceptance Corp.,
      6.875%, 9/15/11                                                 95            102
    Goldman Sachs Group, Inc. (The),
      6.875%, 1/15/11                                                 55             63
    Household Finance Corp.,
      4.125%, 12/15/08                                                75             76
    J.P. Morgan Chase & Co., 6.00%, 2/15/09                           35             38
    Prudential Holdings LLC,
      7.245%, 12/18/23                                               100(b)         113
---------------------------------------------------------------------------------------
                                                                                    392
=======================================================================================
ELECTRIC UTILITIES (1.2%)
    Constellation Energy Group, Inc.,
      7.60%, 4/1/32                                                   15             18
    Entergy Gulf States, Inc., 3.60%, 6/1/08                          10(b)          10
    Reliant Resources, Inc., 5.00%, 8/15/10                          529(b)         602
    Wisconsin Energy Corp., 6.20%, 4/1/33                             15             15
---------------------------------------------------------------------------------------
                                                                                    645
=======================================================================================
ENERGY (0.1%)
    Kerr-McGee Corp., 6.875%, 9/15/11                                 30             33
    Ras Laffan Liquefied Natural Gas Co., Ltd.,
      8.294%, 3/15/14                                                 20(b)          24
    Texas Eastern Transmission LP,
      7.00%, 7/15/32                                                  10             11
---------------------------------------------------------------------------------------
                                                                                     68
=======================================================================================
FINANCE (0.1%)
    AIG SunAmerica Global Financing VI,
      6.30%, 5/10/11                                                  50(b)          55
---------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.1%)
    International Paper Co., 4.25%, 1/15/09                           15             15
    Weyerhaeuser Co.,
      6.00%, 8/1/06                                            $      40      $      43
      6.75%, 3/15/12                                                   5              5
---------------------------------------------------------------------------------------
                                                                                     63
=======================================================================================
INDUSTRIALS (0.1%)
    Aetna, Inc., 7.875%, 3/1/11                                       40             47
---------------------------------------------------------------------------------------
OIL & GAS (0.7%)
    Weatherford International Ltd.,
      Zero Coupon, 6/30/20                                           611            381
---------------------------------------------------------------------------------------
PHARMACEUTICALS (1.5%)
    Enzon Pharmaceuticals, Inc.,
      4.50%, 7/1/08                                                  512            452
    Valeant Pharmaceuticals International,
      4.00%, 11/15/13                                                312(b)         350
---------------------------------------------------------------------------------------
                                                                                    802
=======================================================================================
REAL ESTATE INVESTMENT TRUSTS (REIT) (0.0%)
    Vornado Realty Trust, 5.625%, 6/15/07                             15             16
---------------------------------------------------------------------------------------
RETAIL (1.3%)
    CVS Corp., 5.789%, 1/10/26                                        15(b)          15
    J.C. Penney Co., Inc., 5.00%, 10/15/08                           560            617
    May Department Stores Co. (The),
      6.70%, 9/15/28                                                  50             52
---------------------------------------------------------------------------------------
                                                                                    684
=======================================================================================
SAVINGS & LOANS (0.1%)
    Washington Mutual, Inc., 8.25%, 4/1/10                            20             24
---------------------------------------------------------------------------------------
SEMICONDUCTOR MANUFACTURING (1.0%)
    Advanced Micro Devices, Inc.,
      4.75%, 2/1/22                                                  500(a)         513
---------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
    AT&T Corp., 8.05%, 11/15/11                                       15             18
    AT&T Wireless Services, Inc.,
      7.875%, 3/1/11                                                  20             23
---------------------------------------------------------------------------------------
                                                                                     41
=======================================================================================
U.S. TREASURY SECURITIES (13.1%)
    U.S. Treasury Bond,
      5.50%, 8/15/28                                                   5              5
      8.125%, 8/15/19                                                132            178
    U.S. Treasury Note,
      3.50%, 11/15/06                                                455            471
      3.875%, 2/15/13                                              1,190          1,165
      6.125%, 8/15/29                                                260            295
      6.50%, 2/15/10                                                  50             58
      6.75%, 5/15/05                                               3,655          3,920
      7.625%, 2/15/25                                                760          1,004
---------------------------------------------------------------------------------------
                                                                                  7,096
=======================================================================================
TOTAL FIXED INCOME SECURITIES (COST $12,953)                                     13,162
=======================================================================================

                                                                 SHARES
---------------------------------------------------------------------------------------
COMMON STOCKS (62.4%)
AEROSPACE & DEFENSE (0.3%)
  Raytheon Co.                                                     4,490            135
---------------------------------------------------------------------------------------
AUTO & TRANSPORTATION (0.9%)
  Honda Motor Co., Ltd. ADR                                       21,080            474
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets (cont'd)

EQUITY AND INCOME PORTFOLIO

                                                                                  VALUE
                                                                  SHARES          (000)
---------------------------------------------------------------------------------------
AUTO COMPONENTS (0.8%)
  Magna International, Inc.                                        5,030      $     403
---------------------------------------------------------------------------------------
BANKS (1.5%)
  Bank One Corp.                                                  10,050            458
  Wachovia Corp.                                                   7,700            359
---------------------------------------------------------------------------------------
                                                                                    817
=======================================================================================
BEVERAGES (0.5%)
  PepsiCo., Inc.                                                   6,320            295
---------------------------------------------------------------------------------------
CAPITAL MARKETS (3.2%)
  J.P. Morgan Chase & Co.                                         16,280            598
  Lehman Brothers Holdings, Inc.                                   5,990            462
  Merrill Lynch & Co., Inc.                                       10,910            640
---------------------------------------------------------------------------------------
                                                                                  1,700
=======================================================================================
CHEMICALS (2.4%)
  Bayer AG ADR                                                    23,210            682
  Dow Chemical Co.                                                 9,300            387
  E. I. Du Pont de Nemours & Co.                                   5,360            246
---------------------------------------------------------------------------------------
                                                                                  1,315
=======================================================================================
COMMERCIAL BANKS (1.7%)
  Bank of America Corp.                                            4,920            396
  PNC Financial Services Group, Inc.                               9,600            525
---------------------------------------------------------------------------------------
                                                                                    921
=======================================================================================
COMMERCIAL SERVICES & SUPPLIES (1.0%)
  Equifax, Inc.                                                   22,610            554
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.7%)
  Nokia Oyj ADR                                                   23,500            400
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.7%)
  Hewlett-Packard Co.                                             17,330            398
  IBM Corp.                                                        5,600            519
---------------------------------------------------------------------------------------
                                                                                    917
=======================================================================================
COMPUTERS SOFTWARE/SERVICES (1.2%)
  Microsoft Corp.                                                 22,630            623
---------------------------------------------------------------------------------------
CONTAINERS & PACKAGING (1.0%)
  Temple-Inland, Inc.                                              8,720            546
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (1.9%)
  Citigroup, Inc.                                                 16,500            801
  Edwards (A.G.), Inc.                                             6,300            228
---------------------------------------------------------------------------------------
                                                                                  1,029
=======================================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
  Sprint Corp.                                                    15,950            262
  Verizon Communications, Inc.                                    15,790            554
---------------------------------------------------------------------------------------
                                                                                    816
=======================================================================================
ELECTRIC UTILITIES (2.2%)
  Edison International                                            13,300            292
  Entergy Corp.                                                    5,220            298
  Exelon Corp.                                                     5,210            346
  FirstEnergy Corp.                                                7,570            266
---------------------------------------------------------------------------------------
                                                                                  1,202
=======================================================================================
ENERGY EQUIPMENT & SERVICES (1.6%)
  Schlumberger Ltd.                                               15,410            843
---------------------------------------------------------------------------------------
FOOD (1.1%)
  Cadbury Schweppes plc ADR                                       10,440            312
  Nestle S.A. ADR (Registered)                                     4,170      $     261
---------------------------------------------------------------------------------------
                                                                                    573
=======================================================================================
FOOD & STAPLES RETAIL (0.8%)
  Wal-Mart Stores, Inc.                                            8,520            452
---------------------------------------------------------------------------------------
FOOD PRODUCTS (0.5%)
  Kraft Foods, Inc.                                                7,960            256
---------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.0%)
  Bausch & Lomb, Inc.                                             10,280            534
---------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES (0.9%)
  Tenet Healthcare Corp.                                          31,140(c)         500
---------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (0.5%)
  McDonald's Corp.                                                10,180            253
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (1.3%)
  Kimberly-Clark Corp.                                            11,720            693
---------------------------------------------------------------------------------------
INSURANCE (6.4%)
  Chubb Corp. (The)                                               14,110            961
  Cigna Corp.                                                      6,170            355
  Hartford Financial Services Group, Inc.                         12,260            723
  Metlife, Inc.                                                    9,980            336
  Prudential Financial, Inc.                                      12,110            506
  Travelers Property Casualty Corp., Class A                      33,840            568
---------------------------------------------------------------------------------------
                                                                                  3,449
=======================================================================================
LODGING/RESORTS (2.0%)
  Hilton Hotels Corp.                                             33,750            578
  Starwood Hotels & Resorts Worldwide, Inc.                       14,280            514
---------------------------------------------------------------------------------------
                                                                                  1,092
=======================================================================================
MACHINERY (0.7%)
  Parker Hannifin Corp.                                            6,680            397
MEDIA (4.3%)
  Clear Channel Communications, Inc.                               5,460            255
  Interpublic Group of Cos., Inc.                                 17,190(c)         268
  Time Warner, Inc.                                               59,740(c)       1,075
  Walt Disney Co.                                                 31,450            734
---------------------------------------------------------------------------------------
                                                                                  2,332
=======================================================================================
METALS & MINING (2.1%)
  Newmont Mining Corp.                                            10,020            487
  Phelps Dodge Corp.                                               8,310(c)         632
---------------------------------------------------------------------------------------
                                                                                  1,119
=======================================================================================
MISCELLANEOUS INDUSTRIALS (1.4%)
  Ingersoll-Rand Co., Class A                                      6,460            438
  Textron, Inc.                                                    5,950            340
---------------------------------------------------------------------------------------
                                                                                    778
=======================================================================================
OIL & GAS (5.4%)
  BP plc ADR                                                      19,890            982
  ConocoPhillips                                                   7,860            515
  EOG Resources, Inc.                                              7,330            338
  Exxon Mobil Corp.                                               17,720            727
  Valero Energy Corp.                                              7,670            355
---------------------------------------------------------------------------------------
                                                                                  2,917
=======================================================================================
PHARMACEUTICALS (5.0%)
  AstraZeneca plc ADR                                              6,950            336
  Bristol-Myers Squibb Co.                                        43,130          1,234
  Roche Holding AG ADR                                             6,190            624

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets (cont'd)

EQUITY AND INCOME PORTFOLIO

                                                                                  VALUE
                                                                  SHARES          (000)
---------------------------------------------------------------------------------------
PHARMACEUTICALS (CONT'D)
  Schering-Plough Corp.                                           30,170      $     525
---------------------------------------------------------------------------------------
                                                                                  2,719
=======================================================================================
SOFTWARE (0.6%)
  Automatic Data Processing, Inc.                                  8,470            336
---------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (1.5%)
  Fannie Mae                                                       7,970            598
  Freddie Mac                                                      3,610            211
---------------------------------------------------------------------------------------
                                                                                    809
=======================================================================================
TOBACCO (0.8%)
  Altria Group, Inc.                                               8,090            440
---------------------------------------------------------------------------------------
TRANSPORTATION (2.0%)
  Norfolk Southern Corp.                                          28,470            673
  Union Pacific Corp.                                              5,900            410
---------------------------------------------------------------------------------------
                                                                                  1,083
=======================================================================================
  TOTAL COMMON STOCKS (COST $30,609)                                             33,722
=======================================================================================
CONVERTIBLE PREFERRED STOCKS (7.6%)
ADVERTISING (0.0%)
  Interpublic Group of Cos., Inc., Class A,
    5.375%                                                           300(c)          17
---------------------------------------------------------------------------------------
ELECTRIC UTILITIES (0.7%)
  CenterPoint Energy, Inc., 2.00%                                 12,120(a)         391
---------------------------------------------------------------------------------------
ENERGY (1.8%)
  Amerada Hess Corp., 7.00%                                        3,900(c)         215
  El Paso Energy Capital Trust I, 4.75%                           10,600            358
  Williams Cos., Inc., 9.00%                                      29,200            383
---------------------------------------------------------------------------------------
                                                                                    956
=======================================================================================
FOREST PRODUCTS & PAPER (0.8%)
  International Paper Capital, 5.25%                               8,000            406
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.7%)
  Newell Financial Trust I, 5.25%                                  7,500            345
---------------------------------------------------------------------------------------
INSURANCE (2.0%)
  Chubb Corp. (The), 7.00%                                        14,030            401
  Travelers Property Casualty Corp., 4.50%                        13,500(c)         331
  UnumProvident Corp., 8.25%                                      10,500            359
---------------------------------------------------------------------------------------
                                                                                  1,091
=======================================================================================
MEDICAL SERVICES (1.1%)
  Baxter International, Inc., 7.00%                               11,000(c)         608
---------------------------------------------------------------------------------------
PHARMACEUTICALS (0.5%)
  Omnicare, Inc., 4.00%                                            4,400            281
---------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS
    (COST $3,885)                                                                 4,095
=======================================================================================

                                                                    FACE
                                                                  AMOUNT
                                                                   (000)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (7.8%)
REPURCHASE AGREEMENT (7.8%)
  J.P. Morgan Securities, Inc., 0.75%,
     dated 12/31/03, due 1/2/04,
     repurchase price $4,211
     (COST $4,211)                                             $   4,211(e)       4,211
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.2%) (COST $51,658)                                        55,190
=======================================================================================

                                                                  AMOUNT         AMOUNT
                                                                   (000)          (000)
---------------------------------------------------------------------------------------
OTHER ASSETS (1.1%)
  Cash                                                         $       1
  Receivable for Portfolio Shares Sold                               338
  Interest Receivable                                                144
  Dividends Receivable                                                75
  Receivable for Securities Sold                                      49      $     607
=======================================================================================
LIABILITIES (-3.3%)
  Payable for Investments Purchased                               (1,688)
  Investment Advisory Fees Payable                                   (38)
  Administrative Fees Payable                                        (12)
  Custodian Fees Payable                                              (5)
  Distribution Fee Payable on Class II Shares                         (2)
  Other Liabilities                                                  (32)        (1,777)
=======================================================================================
NET ASSETS (100%)                                                             $  54,020
=======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                               $  50,414
Accumulated Net Realized Gain (Loss)                                                 74
Unrealized Appreciation (Depreciation) on Investments                             3,532
---------------------------------------------------------------------------------------
NET ASSETS                                                                    $  54,020
=======================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 4,642,724 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                    $   11.64
=======================================================================================

(a) Variable/ Floating Rate Security -- interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2003.
(b) 144A Security - certain conditions for public sale may exist.
(c) Non-income producing security
(d) Security is subject to delayed delivery.
(e) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR American Depositary Receipt
TBA To be Announced

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

EQUITY AND INCOME PORTFOLIO

                                                                                          PERIOD FROM
                                                                                   APRIL 30, 2003* TO
                                                                                    DECEMBER 31, 2003
STATEMENT OF OPERATIONS                                                                         (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                        $              267
  Interest                                                                                        112
-----------------------------------------------------------------------------------------------------
    Total Investment Income                                                                       379
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                         88
  Distribution Fees on Class II Shares                                                             52
  Shareholder Reporting Fees                                                                       50
  Administrative Fees                                                                              39
  Custodian Fees                                                                                   23
  Professional Fees                                                                                22
  Other                                                                                             1
-----------------------------------------------------------------------------------------------------
    Total Expenses                                                                                275
-----------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                 (84)
  Distribution Fees on Class II Shares Waived                                                     (44)
-----------------------------------------------------------------------------------------------------
    Net Expenses                                                                                  147
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                      232
-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                220
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                   3,532
-----------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 3,752
-----------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $            3,984
=====================================================================================================

*Class II shares commenced operations on April 30, 2003

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

EQUITY AND INCOME PORTFOLIO

                                                                                          PERIOD FROM
                                                                                   APRIL 30, 2003* TO
                                                                                    DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                              (000)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                     $              232
  Net Realized Gain (Loss)                                                                        220
  Change in Unrealized Appreciation (Depreciation)                                              3,532
-----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                             3,984
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class II*:
  Net Investment Income                                                                          (241)
  Net Realized Gain                                                                              (138)
-----------------------------------------------------------------------------------------------------
    Total Distributions                                                                          (379)
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class II*:
  Subscriptions                                                                                52,056
  Distributions Reinvested                                                                        138
  Redemptions                                                                                  (1,779)
-----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share
      Transactions                                                                             50,415
-----------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                      54,020
NET ASSETS:
  Beginning of Period                                                                              --
-----------------------------------------------------------------------------------------------------
  End of Period                                                                    $           54,020
-----------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Class II*:
    Shares Subscribed                                                                           4,796
    Shares Issued on Distributions Reinvested                                                      12
    Shares Redeemed                                                                              (165)
-----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                                       4,643
=====================================================================================================

*Class II shares commenced operations on April 30, 2003

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Financial Highlights

EQUITY AND INCOME PORTFOLIO

                                                                                         CLASS II
                                                                                   ------------------
                                                                                          PERIOD FROM
                                                                                      APRIL 30, 2003*
                                                                                      TO DECEMBER 31,
                                                                                                 2003
-----------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $            10.00
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                   0.12#
  Net Realized and Unrealized Gain (Loss)                                                        1.60
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                             1.72
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                         (0.05)
  Net Realized Gain                                                                             (0.03)
-----------------------------------------------------------------------------------------------------
    Total Distributions                                                                         (0.08)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $            11.64
=====================================================================================================
TOTAL RETURN +/-                                                                                17.23++%
=====================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                  $           54,020
Ratio of Expenses to Average Net Assets                                                          1.00**%
Ratio of Net Investment Income (Loss) to Average Net Assets                                      1.58**%
Portfolio Turnover Rate                                                                            30++%
-----------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or
  Distributor:
    Expenses to Average Net Assets                                                               1.87**%
    Net Investment Income (Loss) to Average Net Assets                                           0.71**%
-----------------------------------------------------------------------------------------------------

*   Commencement of operations
**  Annualized
#   Per share amount is based on average shares outstanding
++  Not annualized
+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FORWARD COMMITMENTS AND WHEN-ISSUED/ DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally,

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Notes to Financial Statements (cont'd)

   the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                     FROM $500
      FIRST $500    MILLION TO    MORE THAN
         MILLION    $1 BILLION   $1 BILLION
      -------------------------------------
           0.60%         0.55%        0.50%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest expense and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 was as follows:

             2003 DISTRIBUTIONS
                 PAID FROM:
          --------------------------
          ORDINARY         LONG-TERM
            INCOME      CAPITAL GAIN
             (000)             (000)
          --------------------------
          $    379      $        --

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Notes to Financial Statements (cont'd)

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

       UNDISTRIBUTED       UNDISTRIBUTED
           LONG-TERM            ORDINARY
              INCOME        CAPITAL GAIN
               (000)               (000)
       ---------------------------------
       $          96       $          --

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                                    NET
                                                           APPRECIATION
          COST   APPRECIATION      DEPRECIATION          (DEPRECIATION)
         (000)          (000)             (000)                   (000)
    -------------------------------------------------------------------
    $   51,680   $      3,569      $        (59)         $        3,510

G. OTHER: For the period ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $45,836,000 and $5,691,000, respectively. For the period ended December 31, 2003, purchases and sales of U.S. Government securities were approximately $8,366,000 and $1,235,000, respectively.

During the period ended December 31, 2003, the Portfolio incurred $381 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 96.0% for Class II.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.-
EQUITY AND INCOME PORTFOLIO


We have audited the accompanying statement of net assets of the Equity and Income Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period from April 30, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity and Income Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period from April 30, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Federal Tax Information (unaudited)

For the year ended December 31, 2003, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 50%.

For the year ended December 31, 2003, the percentage of income earned from direct U.S. Treasury Obligations is 10.37%.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (unaudited)

Independent Directors:

                                         TERM OF                                     NUMBER OF
                                         OFFICE AND                                  PORTFOLIOS IN
                            POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH    TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS
DIRECTOR                    REGISTRANT   SERVED*     DURING PAST 5 YEARS             DIRECTOR**     HELD BY DIRECTOR
--------------------------- -----------  ----------  ------------------------------  -------------  ------------------------------
Michael Bozic (62)          Director     Director    Retired; Director or Trustee         208       Director of Weirton Steel
c/o Kramer Levin Naftalis &              since 2003  of the Retail Funds and the                    Corporation.
Frankel LLP                                          Institutional Funds; formerly
Counsel to the Independent                           Vice Chairman of Kmart
Directors                                            Corporation, Chairman and
919 Third Avenue                                     Chief Executive Officer of
New York, NY 10022                                   Levitz Furniture Corporation
                                                     and President and Chief
                                                     Executive Officer of Hills
                                                     Department Stores; formerly
                                                     variously Chairman, Chief
                                                     Executive Officer,
                                                     President and Chief
                                                     Operating Officer of the
                                                     Sears Merchandise Group of
                                                     Sears, Roebuck & Co.

Edwin J. Garn (71)          Director     Director    Director or Trustee of the           208       Director of Franklin Covey
Summit Ventures LLC                      since 2003  Retail Funds and the                           (time management systems), BMW
One Utah Center                                      Institutional Funds; member                    Bank of North America, Inc.
201 South Main Street                                of the Utah Regional Advisory                  (industrial loan corporation),
Salt Lake City, UT 84111                             Board of Pacific Corp.;                        United Space Alliance (joint
                                                     formerly United States                         venture between Lockheed Martin
                                                     Senator (R-Utah) and                           and The Boeing Company) and
                                                     Chairman, Senate Banking                       Nuskin Asia Pacific (multilevel
                                                     Committee, Mayor of Salt Lake                  marketing); member of the board
                                                     City, Utah, Astronaut, Space                   of various civic and charitable
                                                     Shuttle Discovery and Vice                     organizations.
                                                     Chairman, Huntsman
                                                     Corporation (chemical
                                                     company).

Wayne E. Hedien (69)        Director     Director    Retired; Director or Trustee         208       Director of the PMI Group Inc.
WEH Associates                           since 2003  of the Retail Funds and the                    (private mortgage insurance);
5750 Old Orchard Road                                Institutional Funds; formerly                  Trustee and Vice Chairman of
Suite 530                                            associated with the Allstate                   the Field Museum of Natural
Skokie, IL 60077                                     Companies, most recently as                    History; director of various
                                                     Chairman of The Allstate                       other business and charitable
                                                     Corporation and Chairman and                   organizations.
                                                     Chief Executive Officer of
                                                     its wholly-owned subsidiary,
                                                     Allstate Insurance Company.

Dr. Manuel H. Johnson (54)  Director     Director    Chairman of the Audit                208       Director of NVR, Inc. (home
Johnson Smick                            since 2003  Committee and Director or                      construction); Chairman and
International, Inc.                                  Trustee of the Retail Funds                    Trustee of the Financial
2099 Pennsylvania Avenue,                            and the Institutional Funds;                   Accounting Foundation
NW Suite 950                                         Senior Partner, Johnson Smick                  (oversight organization of the
Washington, D.C. 20006                               International, Inc.                            Financial Accounting Standards
                                                     (consulting firm);                             Board); Director of RBS
                                                     Co-Chairman and a founder of                   Greenwich Capital Holdings
                                                     the Group of Seven Council                     (financial holdings company).
                                                     (G7C), an international
                                                     economic commission; formerly
                                                     Vice Chairman of the Board of
                                                     Governors of the Federal
                                                     Reserve System and Assistant
                                                     Secretary of the U.S.
                                                     Treasury.

Joseph J. Kearns (61)       Director     Director    Deputy Chairman of the Audit         209       Director of Electro Rent
Kearns & Associates LLC                  since 1994  Committee and Director or                      Corporation (equipment
PMB754                                               Trustee of the Retail Funds                    leasing), The Ford Family
23852 Pacific Coast Hwy.                             and the Institutional Funds;                   Foundation and the UCLA
Malibu, CA 90265                                     previously Chairman of the                     Foundation.
                                                     Audit Committee of the
                                                     Institutional Funds;
                                                     President, Kearns &
                                                     Associates LLC (investment
                                                     consulting); formerly CFO of
                                                     The J. Paul Getty Trust.

Michael Nugent (67)         Director     Director    Chairman of the Insurance            208       Director of various business
Triumph Capital, L.P.                    since 2001  Committee and Director or                      organizations.
445 Park Avenue, 10th                                Trustee of the Retail Funds
Floor                                                and the Institutional Funds;
New York, NY 10022                                   General Partner of Triumph
                                                     Capital, L.P., (private
                                                     investment partnership);
                                                     formerly Vice President,
                                                     Bankers Trust Company and BT
                                                     Capital Corporation.

Fergus Reid (71)            Director     Director    Chairman of the Governance           209       Trustee and Director of certain
Lumelite Plastics                        since 2001  Committee and Director or                      investment companies in the
85 Charles Coleman Blvd.                             Trustee of the Retail Funds                    JPMorgan Funds complex managed
Pawling, NY 12564                                    and the Institutional Funds;                   by JP Morgan Investment
                                                     Chairman of Lumelite Plastics                  Management Inc.
                                                     Corporation.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (cont'd)

Interested Directors:

                                         TERM OF                                     NUMBEROF
                                         OFFICE AND                                  PORTFOLIOS IN
                            POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH    TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS
DIRECTOR                    REGISTRANT   SERVED*     DURING PAST 5 YEARS             DIRECTOR**     HELD BY DIRECTOR
--------------------------- -----------  ----------  ------------------------------  -------------  ------------------------------
Charles A. Fiumefreddo (70) Chairman     Chairman    Chairman and Director or             208       None
Morgan Stanley Funds        and          and         Trustee of the Retail Funds
Harborside Financial        Director     Director    and the Institutional Funds;
Center                                   since       formerly Chief Executive
Plaza Two 3rd Floor                      2003        Officer of the Retail Funds.
Jersey City, NJ 07311

James F. Higgins (55)       Director     Director    Director or Trustee of the           208       Director of AXA Financial, Inc.
Morgan Stanley                           since       Retail Funds and the                           and The Equitable Life
Harborside Financial                     2003        Institutional Funds; Senior                    Assurance Society of the United
Center                                               Advisor of Morgan Stanley;                     States (financial services).
Plaza Two 2nd Floor                                  Director of Morgan Stanley
Jersey City, NJ 07311                                Distributors Inc. and Dean
                                                     Witter Realty Inc.;
                                                     previously President and
                                                     Chief Operating Officer of
                                                     the Private Client Group of
                                                     Morgan Stanley and President
                                                     and Chief Operating Officer
                                                     of Individual Securities of
                                                     Morgan Stanley.

Philip J. Purcell (60)      Director     Director    Director or Trustee of the           208       Director of American Airlines,
Morgan Stanley                           since       Retail Funds and the                           Inc. and its parent company,
1585 Broadway 39th Floor                 2003        Institutional Funds; Chairman                  AMR Corporation.
New York, NY 10036                                   of the Board of Directors and
                                                     Chief Executive Officer of
                                                     Morgan Stanley and Morgan
                                                     Stanley DW Inc.; Director of
                                                     Morgan Stanley Distributors
                                                     Inc.; Chairman of the Board
                                                     of Directors and Chief
                                                     Executive Officer of Novus
                                                     Credit Services Inc.;
                                                     Director and/or officer of
                                                     various Morgan Stanley
                                                     subsidiaries.

 * Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment
   Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (cont'd)

Officers:

                                                          TERM OF OFFICE AND
NAME, AGE AND ADDRESS OF EXECUTIVE       POSITION(S)HELD  LENGTH OF TIME      PRINCIPAL OCCUPATION(S)
OFFICER                                  WITH REGISTRANT  SERVED*             DURING PAST 5 YEARS
--------------------------------------    ---------------  ------------------  ------------------------------------
Mitchell M. Merin (50)                    President        President           President and Chief Operating
Morgan Stanley Investment Management                       since               Officer of Morgan Stanley
Inc.                                                       2003                Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                         President, Director and Chief
New York, NY 10020                                                             Executive Officer of Morgan Stanley
                                                                               Investment Advisors Inc. and Morgan
                                                                               Stanley Services Company Inc.;
                                                                               Chairman, Chief Executive Officer
                                                                               and Director of Morgan Stanley
                                                                               Distributors Inc.; Chairman and
                                                                               Director of Morgan Stanley Trust;
                                                                               Director of various Morgan Stanley
                                                                               subsidiaries; President of the
                                                                               Institutional Funds and the Retail
                                                                               Funds; Trustee and President of the
                                                                               Van Kampen Open-End and Closed-End
                                                                               funds.

Ronald E. Robison (64)                    Executive Vice   Executive           Chief Global Operations Officer and
Morgan Stanley Investment Management      President and    Vice President      Managing Director of Morgan Stanley
Inc.                                      Principal        and Principal       Investment Management Inc.;
1221 Avenue of the Americas 34th Floor    Executive        Executive           Managing Director of Morgan Stanley
New York, NY 10020                        Officer          Officer             & Co. Incorporated; Managing
                                                           since 2003          Director of Morgan Stanley;
                                                                               Managing Director, Chief
                                                                               Administrative Officer and Director
                                                                               of Morgan Stanley Investment
                                                                               Advisors Inc. and Morgan Stanley
                                                                               Services Company Inc.; Chief
                                                                               Executive Officer and Director of
                                                                               Morgan Stanley Trust; Executive
                                                                               Vice President and Principal
                                                                               Executive Officer of the
                                                                               Institutional Funds and the Retail
                                                                               Funds; previously President and
                                                                               Director of the Institutional
                                                                               Funds.

Barry Fink (48)                           Vice President   Vice President      General Counsel and Managing
Morgan Stanley Investment Management                       since 2003          Director of Morgan Stanley
Inc.                                                                           Investment Management; Managing
1221 Avenue of the Americas 22nd Floor                                         Director, Secretary and Director of
New York, NY 10020                                                             Morgan Stanley Investment Advisors
                                                                               Inc. and Morgan Stanley Services
                                                                               Company Inc.; Assistant Secretary
                                                                               of Morgan Stanley DW Inc.; Vice
                                                                               President and General Counsel of
                                                                               the Retail Funds; Vice President of
                                                                               the Institutional Funds; Vice
                                                                               President and Secretary of Morgan
                                                                               Stanley Distributors Inc.;
                                                                               previously Secretary of the Retail
                                                                               Funds; previously Vice President
                                                                               and Assistant General Counsel of
                                                                               Morgan Stanley Investment Advisors
                                                                               Inc. and Morgan Stanley Services
                                                                               Company Inc.

Joseph J. McAlinden (60)                  Vice President   Vice President      Managing Director and Chief
Morgan Stanley Investment Management                       since 2003          Investment Officer of Morgan
Inc.                                                                           Stanley Investment Advisors Inc.
1221 Avenue of the Americas 33rd Floor                                         and Morgan Stanley Investment
New York, NY 10020                                                             Management Inc.; Director of Morgan
                                                                               Stanley Trust, Chief Investment
                                                                               Officer of the Van Kampen Funds;
                                                                               Vice President of the Institutional
                                                                               Funds and the Retail Funds.

Stefanie V. Chang (37)                    Vice President  Vice President       Executive Director of Morgan
Morgan Stanley Investment Management                      since 2001           Stanley & Co. Incorporated and
Inc.                                                                           Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                         Management Inc.; Vice President of
New York, NY 10020                                                             the Institutional Funds and the
                                                                               Retail Funds; formerly practiced
                                                                               law with the New York law firm of
                                                                               Rogers & Wells (now Clifford Chance
                                                                               US LLP).

James W. Garrett (35)                     Treasurer and   Treasurer            Executive Director of Morgan
Morgan Stanley Investment Management      Chief Financial since 2002           Stanley & Co. Incorporated and
Inc.                                      Officer         CFO                  Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor                    since 2003           Management Inc.; Treasurer and
New York, NY 10020                                                             Chief Financial Officer of the
                                                                               Institutional Funds; previously
                                                                               with Price Waterhouse LLP (now
                                                                               PricewaterhouseCoopers LLP).

Michael J. Leary (38)                     Assistant       Assistant            Assistant Director and Vice
J.P. Morgan Investor Services Co.         Treasurer       Treasurer            President of Fund Administration,
73 Tremont Street                                         since 2003           J.P. Morgan Investor Services Co.
Boston, MA 02108                                                               (formerly Chase Global Funds
                                                                               Company); formerly Audit Manager at
                                                                               Ernst & Young LLP.

Mary E. Mullin (36)                       Secretary       Secretary            Executive Director of Morgan
Morgan Stanley Investment Management                      since 2001           Stanley & Co. Incorporated and
Inc.                                                                           Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                         Management Inc.; Secretary of the
New York, NY 10020                                                             Institutional Funds and the Retail
                                                                               Funds; formerly practiced law with
                                                                               the New York law firms of
                                                                               McDermott, Will & Emery and
                                                                               Skadden, Arps, Slate, Meagher &
                                                                               Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
ANNUAL REPORT -- DECEMBER 31, 2003


EQUITY GROWTH PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Annual Report - December 31, 2003

INVESTMENT OVERVIEW (UNAUDITED)
EQUITY GROWTH PORTFOLIO

PERFORMANCE COMPARED TO THE S&P 500 INDEX

                                                  TOTAL RETURNS(2)
                                         -------------------------------------
                                                             AVERAGE ANNUAL
                                                         ---------------------
                                                  ONE      FIVE          SINCE
                                           YTD    YEAR    YEARS   INCEPTION(3)
------------------------------------------------------------------------------
Portfolio - Class I                      24.93%  24.93%   (1.20)%         5.91%
Index(1) - Class I                       28.68   28.68    (0.57)          7.65
Portfolio - Class II                     16.76     N/A      N/A            N/A
Index(1) - Class II                      21.45     N/A      N/A            N/A

(1) The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Class I shares and Class II shares commenced operations on January 2, 1997 and May 5, 2003, respectively.

[CHART]

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                                 SINCE INCEPTION

                                   S&P 500
                     Portfolio      Index
                     ---------     -------
1/2/97*              $10,000       $10,000
12/31/1997            13,305        13,402
12/31/1998            15,872        17,231
12/31/1999            22,133        20,856
12/31/2000            19,533        18,954
12/31/2001            16,570        16,702
12/31/2002            11,961        13,015
12/31/2003            14,943        16,748

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class II shares will vary based upon the different inception dates and fees assessed to that class.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Portfolio's performance was positively impacted due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future.

The Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio's Class I shares had a total return of 24.93% compared to 28.68% for the S&P 500 Index (the "Index"). For the period from May 5, 2003 to December 31, 2003, the Portfolio's Class II shares had a total return of 16.76% compared to 21.45% for the Index.

FACTORS AFFECTING PERFORMANCE

- During 2003, across the market cap spectrum, smaller cap and lower quality, more speculative stocks outperformed larger, higher quality names. Our emphasis on the larger, higher quality names we favor detracted from the Portfolio's performance.

- Stock selection was weakest in the consumer discretionary sector. The Portfolio was hampered by weak performance from a number of retailer and media companies.

- Favorable stock selection in the healthcare sector was unfortunately overshadowed by the negative effect of our sector overweight, as compared to the Index. Healthcare did not advance as strongly as other economically sensitive sectors.

- Compared to the Index, an overweight in the information technology sector was the largest positive contributor to relative results for the year. This was augmented by strong stock selection. The Portfolio generally benefited from its semi-conductor overweight as the semi-conductor industry advanced amid the improved economic environment.

MANAGEMENT STRATEGIES

- On average the three largest sectors in the Portfolio during 2003 were technology, healthcare and consumer discretionary.

- In 2003, the Portfolio owned a mix of stable and cyclical companies, although at the margin we increased exposure to cyclicals. We implemented this strategy through overweights in the technology and healthcare sectors (as compared to the Index), where we found attractive investment opportunities.

January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Annual Report - December 31, 2003

STATEMENT OF NET ASSETS
EQUITY GROWTH PORTFOLIO

                                                                                VALUE
                                                               SHARES           (000)
-------------------------------------------------------------------------------------
COMMON STOCKS (98.8%)
AIR FREIGHT & LOGISTICS (0.7%)
   United Parcel Service, Inc.                                  10,900     $      813
-------------------------------------------------------------------------------------
BEVERAGES (3.6%)
   Anheuser-Busch Cos., Inc.                                    15,900            838
   Coca-Cola Co.                                                42,823          2,173
   PepsiCo., Inc.                                               21,238            990
-------------------------------------------------------------------------------------
                                                                                4,001
=====================================================================================
BIOTECHNOLOGY (2.6%)
   Amgen, Inc.                                                  37,498(a)       2,318
   Biogen Idec, Inc.                                             5,500(a)         202
   Gilead Sciences, Inc.                                         6,316(a)         367
-------------------------------------------------------------------------------------
                                                                                2,887
=====================================================================================
BROADCASTING (TV - RADIO & CABLE) (1.8%)
   InterActiveCorp.                                             36,400(a)       1,235
   Univision Communications, Inc., Class A                      18,710(a)         743
-------------------------------------------------------------------------------------
                                                                                1,978
=====================================================================================
CAPITAL MARKETS (4.5%)
   Bank of New York Co., Inc.                                   32,590          1,080
   Charles Schwab Corp.                                         49,500            586
   Goldman Sachs Group, Inc.                                    21,152          2,088
   Lehman Brothers Holdings, Inc.                               15,000          1,158
-------------------------------------------------------------------------------------
                                                                                4,912
=====================================================================================
COMMERCIAL BANKS (1.4%)
   Wells Fargo & Co.                                            25,800          1,519
-------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.7%)
   Qualcomm, Inc.                                               14,850            801
-------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.1%)
   International Business Machines Corp.                        13,350          1,237
   Seagate Technology, Inc.                                     26,700(b)         @--
-------------------------------------------------------------------------------------
                                                                                1,237
=====================================================================================
COMPUTERS (HARDWARE) (1.8%)
   Dell, Inc.                                                   48,610(a)       1,651
   Juniper Networks, Inc.                                       14,800(a)         276
-------------------------------------------------------------------------------------
                                                                                1,927
=====================================================================================
COMPUTERS (NETWORKING) (3.4%)
   Cisco Systems, Inc.                                         122,265(a)       2,970
   Network Appliance, Inc.                                      36,400(a)         747
-------------------------------------------------------------------------------------
                                                                                3,717
=====================================================================================
COMPUTERS (PERIPHERALS) (0.8%)
   EMC Corp.                                                    35,958(a)         465
   SanDisk Corp.                                                 6,300(a)         385
-------------------------------------------------------------------------------------
                                                                                  850
=====================================================================================
COMPUTERS SOFTWARE/SERVICES (10.7%)
   Mercury Interactive Corp.                                    22,700(a)       1,104
   Microsoft Corp.                                             229,866          6,331
   Novell, Inc.                                                 71,900(a)         756
   Oracle Corp.                                                 81,570(a)       1,077
   Peoplesoft, Inc.                                             23,500(a)         536
   Veritas Software Corp.                                       20,300(a)         754
   Yahoo!, Inc.                                                 25,900(a)       1,170
-------------------------------------------------------------------------------------
                                                                               11,728
=====================================================================================
CONSUMER FINANCE (1.4%)
   American Express Co.                                         30,710     $    1,481
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (3.6%)
   Citigroup, Inc.                                              82,383          3,999
-------------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS (0.7%)
   Allergan, Inc.                                                3,700            284
   Genzyme Corp.                                                 9,600(a)         474
-------------------------------------------------------------------------------------
                                                                                  758
=====================================================================================
EDUCATION SERVICES (0.7%)
   Apollo Group, Inc., Class A                                  11,800(a)         802
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (1.1%)
   Amphenol Corp., Class A                                       6,400(a)         409
   Emerson Electric Co.                                         13,100            848
-------------------------------------------------------------------------------------
                                                                                1,257
=====================================================================================
ELECTRONICS (SEMICONDUCTORS) (8.1%)
   Analog Devices, Inc.                                         34,800(a)       1,589
   Broadcom Corp., Class A                                       9,500(a)         324
   Intel Corp.                                                 107,808          3,471
   Linear Technology Corp.                                      25,190          1,060
   Marvell Technology Group Ltd.                                18,900(a)         717
   Maxim Integrated Products, Inc.                               7,500            373
   Texas Instruments, Inc.                                      37,470          1,101
   Xilinx, Inc.                                                  7,300(a)         283
-------------------------------------------------------------------------------------
                                                                                8,918
=====================================================================================
EQUIPMENT (SEMICONDUCTORS) (1.3%)
   Applied Materials, Inc.                                      45,006(a)       1,010
   Novellus Systems, Inc.                                       10,150(a)         427
-------------------------------------------------------------------------------------
                                                                                1,437
=====================================================================================
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.4%)
   Paychex, Inc.                                                11,000            409
-------------------------------------------------------------------------------------
FOOD & STAPLES RETAIL (2.5%)
   Wal-Mart Stores, Inc.                                        46,845          2,485
   Walgreen Co.                                                  8,245            300
-------------------------------------------------------------------------------------
                                                                                2,785
=====================================================================================
HEALTHCARE EQUIPMENT & SUPPLIES (1.8%)
   Boston Scientific Corp.                                      23,900(a)         878
   Guidant Corp.                                                 9,200            554
   Medtronic, Inc.                                              11,973            582
-------------------------------------------------------------------------------------
                                                                                2,014
=====================================================================================
HEALTHCARE PROVIDERS & SERVICES (2.4%)
   Anthem, Inc.                                                 14,026(a)       1,052
   Caremark Rx, Inc.                                            18,200(a)         461
   UnitedHealth Group, Inc.                                     19,800          1,152
-------------------------------------------------------------------------------------
                                                                                2,665
=====================================================================================
HOTELS, RESTAURANTS & LEISURE (1.7%)
   Carnival Corp.                                               18,300            727
   McDonald's Corp.                                             26,900            668
   Yum! Brands, Inc.                                            13,295(a)         457
-------------------------------------------------------------------------------------
                                                                                1,852
=====================================================================================
HOUSEHOLD PRODUCTS (2.5%)
   Colgate-Palmolive Co.                                        14,315            716
   Procter & Gamble Co.                                         20,343          2,032
-------------------------------------------------------------------------------------
                                                                                2,748
=====================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)
EQUITY GROWTH PORTFOLIO

                                                                                VALUE
                                                               SHARES           (000)
-------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (7.5%)
   3M Co.                                                       27,080     $    2,303
   General Electric Co.                                        193,583          5,997
-------------------------------------------------------------------------------------
                                                                                8,300
=====================================================================================
INSURANCE (2.9%)
   American International Group, Inc.                           48,823          3,236
-------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL (2.1%)
   eBay, Inc.                                                   36,100(a)       2,332
-------------------------------------------------------------------------------------
IT SERVICES (1.7%)
   Accenture Ltd., Class A                                      41,650(a)       1,096
   First Data Corp.                                             17,926            737
-------------------------------------------------------------------------------------
                                                                                1,833
=====================================================================================
JEWELRY, WATCHES & GEMSTONES (0.6%)
   Tiffany & Co.                                                13,527            611
-------------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES (0.9%)
   Smith International, Inc.                                    23,090(a)         959
-------------------------------------------------------------------------------------
MEDIA (3.6%)
   Clear Channel Communications, Inc.                           25,450          1,192
   EchoStar Communications Corp., Class A                       25,000(a)         850
   News Corp., Ltd. ADR                                         14,800            448
   Viacom, Inc., Class B                                        31,770          1,410
-------------------------------------------------------------------------------------
                                                                                3,900
=====================================================================================
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.7%)
   Inamed Corp.                                                  5,802(a)         279
   St. Jude Medical, Inc.                                        8,650(a)         531
-------------------------------------------------------------------------------------
                                                                                  810
=====================================================================================
MULTILINE RETAIL (1.5%)
   Target Corp.                                                 43,382          1,666
-------------------------------------------------------------------------------------
OIL & GAS (1.0%)
   Exxon Mobil Corp.                                            25,900          1,062
-------------------------------------------------------------------------------------
PHARMACEUTICALS (9.5%)
   Abbott Laboratories                                          21,495          1,002
   Bristol-Myers Squibb Co.                                     13,600            389
   Eli Lilly & Co.                                              10,470            736
   Johnson & Johnson                                            44,600          2,304
   Merck & Co., Inc.                                            10,918            504
   Pfizer, Inc.                                                149,297          5,275
   Wyeth                                                         6,988            297
-------------------------------------------------------------------------------------
                                                                               10,507
=====================================================================================
RETAIL (1.7%)
   Chico's FAS, Inc.                                            12,293(a)         454
   Dollar Tree Stores, Inc.                                     35,260(a)       1,060
   TJX Cos., Inc.                                               17,820            393
-------------------------------------------------------------------------------------
                                                                                1,907
=====================================================================================
SPECIALTY RETAIL (3.2%)
   Abercrombie & Fitch Co., Class A                             14,900(a)         368
   Bed Bath & Beyond, Inc.                                      15,490(a)         672
   Home Depot, Inc.                                             52,865          1,876
   Lowe's Cos., Inc.                                            10,750            595
-------------------------------------------------------------------------------------
                                                                                3,511
=====================================================================================
TOBACCO (0.6%)
   Altria Group, Inc.                                           12,300            669
-------------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $96,032)                                         108,798
=====================================================================================

                                                                  FACE
                                                                AMOUNT          VALUE
                                                                 (000)          (000)
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.3%)
REPURCHASE AGREEMENT (1.3%)
   J.P. Morgan Securities, Inc., 0.75%,
     dated 12/31/03, due 1/2/04,
     repurchase price $1,461
     (COST $1,461)                                          $    1,461(c)  $    1,461
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (COST $97,493)                                     110,259
=====================================================================================

                                                                AMOUNT
                                                                 (000)
-------------------------------------------------------------------------------------
OTHER ASSETS (2.0%)
   Cash                                                              1
   Receivable for Investments Sold                               1,943
   Receivable for Portfolio Shares Sold                            119
   Dividends Receivable                                             73
   Litigation Recovery Receivable                                   24
   Other                                                             4          2,164
=====================================================================================
LIABILITIES (-2.1%)
   Payable for Investments Purchased                            (1,631)
   Payable for Portfolio Shares Redeemed                          (453)
   Investment Advisory Fees Payable                               (140)
   Administrative Fees Payable                                     (24)
   Directors' Fees and Expenses Payable                             (7)
   Custodian Fees Payable                                           (4)
   Distribution Fees on Class II Shares                             (2)
   Other Liabilities                                               (27)        (2,288)
=====================================================================================
NET ASSETS (100%)                                                          $  110,135
=====================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                            $  156,836
Undistributed (Distributions in Excess of)
   Net Investment Income                                                          258
Accumulated Net Realized Gain (Loss)                                          (59,725)
Unrealized Appreciation (Depreciation) on Investments                          12,766
-------------------------------------------------------------------------------------
NET ASSETS                                                                 $  110,135
=====================================================================================
CLASS I:
NET ASSETS                                                                 $  102,680
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE
   Applicable to 8,032,901 outstanding $0.001 par value
     shares (authorized 500,000,000 shares)                                $    12.78
=====================================================================================
CLASS II:
NET ASSETS                                                                 $    7,455
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE
   Applicable to 584,802 outstanding $0.001 par value
     shares (authorized 500,000,000 shares)                                $    12.75
=====================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)
EQUITY GROWTH PORTFOLIO

(a)  Non-income producing security.
(b) Security was valued at fair value -- At December 31, 2003, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@    Value is less than $500.
ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Annual Report - December 31, 2003

EQUITY GROWTH PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                            YEAR ENDED
                                                                                     DECEMBER 31, 2003
                                                                                                  (000)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                               $     1,038
   Interest                                                                                         27
------------------------------------------------------------------------------------------------------
     Total Investment Income                                                                     1,065
------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                                        514
   Administrative Fees                                                                             242
   Shareholder Reporting Fees                                                                       39
   Professional Fees                                                                                37
   Custodian Fees                                                                                   26
   Distribution Fees on Class II Shares                                                              7
   Directors' Fees and Expenses                                                                      4
   Other                                                                                            15
------------------------------------------------------------------------------------------------------
     Total Expenses                                                                                884
------------------------------------------------------------------------------------------------------
   Investment Advisory Fees Waived                                                                 (82)
   Distribution Fees on Class II Shares Waived                                                      (2)
------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                  800
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                       265
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
   Investments Sold                                                                              3,204
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                                  17,565
------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                20,769
------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $    21,034
======================================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Annual Report - December 31, 2003

EQUITY GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED          YEAR ENDED
                                                                         DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                                     (000)               (000)
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                                                 $      265          $      186
   Net Realized Gain (Loss)                                                          3,204             (32,114)
   Net Change in Unrealized Appreciation (Depreciation)                             17,565              (3,855)
--------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Operations                21,034             (35,783)
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
   Class I:
   Net Investment Income                                                                --                (169)
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Class I:
   Subscriptions                                                                    27,302              13,317
   Distributions Reinvested                                                             --                 169
   Redemptions                                                                     (29,580)            (21,880)
   Class II*:
   Subscriptions                                                                     7,279                  --
   Redemptions                                                                        (329)                 --
--------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Capital Share
        Transactions                                                                 4,672              (8,394)
--------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                          25,706             (44,346)

NET ASSETS:
   Beginning of Period                                                              84,429             128,775
--------------------------------------------------------------------------------------------------------------
   End of Period (including undistributed (distributions in excess of)
     net investment income of $258 and $(4), respectively)                      $  110,135          $   84,429
--------------------------------------------------------------------------------------------------------------
(1)  CAPITAL SHARE TRANSACTIONS:
     Class I:
     Shares Subscribed                                                               2,327               1,079
     Shares Issued on Distributions Reinvested                                          --                  16
     Shares Redeemed                                                                (2,547)             (1,908)
--------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Class I Shares Outstanding                            (220)               (813)
--------------------------------------------------------------------------------------------------------------
     Class II*:
     Shares Subscribed                                                                 614                  --
     Shares Redeemed                                                                   (29)                 --
--------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Class II Shares Outstanding                            585                  --
==============================================================================================================

* Class II shares commenced offering on May 5, 2003

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Annual Report - December 31, 2003

FINANCIAL HIGHLIGHTS
EQUITY GROWTH PORTFOLIO

                                                                                CLASS I
                                                     --------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.23   $    14.20   $    16.76   $    20.31   $    15.10
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                            0.03#        0.02#       (0.00)+      (0.02)       (0.02)
   Net Realized and Unrealized Gain (Loss)                 2.52        (3.97)       (2.54)       (2.28)        5.93
-------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                      2.55        (3.95)       (2.54)       (2.30)        5.91
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
   Net Investment Income                                     --        (0.02)          --           --        (0.02)
   Net Realized Gain                                         --           --        (0.02)       (1.25)       (0.68)
-------------------------------------------------------------------------------------------------------------------
     Total Distributions                                     --        (0.02)       (0.02)       (1.25)       (0.70)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $    12.78   $    10.23   $    14.20   $    16.76   $    20.31
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN ~                                            24.93%!     (27.81)%     (15.17)%     (11.75)%      39.45%
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                    $  102,680   $   84,429   $  128,775   $  174,430   $  138,575
Ratio of Expenses to Average Net Assets                    0.85%        0.85%        0.85%        0.85%        0.85%
Ratio of Net Investment Income
   (Loss) to Average Net Assets                            0.29%        0.18%       (0.01)%      (0.10)%      (0.11)%
Portfolio Turnover Rate                                     132%         142%          96%          70%          87%
-------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived
   and/or Reimbursed by Adviser:
     Expenses to Average Net Assets                        0.94%        0.95%        0.91%        0.92%        1.11%
     Net Investment Income (Loss) to Average Net
        Assets                                             0.20%        0.08%       (0.07)%      (0.17)%      (0.37)%
-------------------------------------------------------------------------------------------------------------------

                                                                                                       CLASS II
                                                                                                    ---------------
                                                                                                        PERIOD FROM
                                                                                                    MAY 5, 2003* TO
                                                                                                       DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                                                             2003
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                     $    10.92
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                                               (0.00)+#
   Net Realized and Unrealized Gain (Loss)                                                                     1.83
-------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                                                          1.83
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                           $    12.75
===================================================================================================================
TOTAL RETURN ~                                                                                                16.76%++!
===================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                                        $    7,455
Ratio of Expenses to Average Net Assets                                                                        1.10%**
Ratio of Net Investment Income (Loss) to Average Net Assets                                                    0.04%**
Portfolio Turnover Rate                                                                                         132%
-------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
     Expenses to Average Net Assets                                                                            1.29%**
     Net Investment Income (Loss) to Average Net Assets                                                       (0.15)%**
-------------------------------------------------------------------------------------------------------------------

*    Commenced offering
**   Annualized
#    Per share amount is based on average shares outstanding
+    Amount is less than $0.005 per share
++   Not annualized
~ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.
! The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return would be approximately 24.67% and 16.50%, for Class I and Class II, respectively.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 5, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                 FROM $500
                  FIRST $500    MILLION TO     MORE THAN
                     MILLION    $1 BILLION    $1 BILLION
                  ---------------------------------------
                     0.55%         0.50%         0.45%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

       2003 DISTRIBUTIONS              2002 DISTRIBUTIONS
           PAID FROM:                      PAID FROM:
       ---------------------------   -------------------------
          ORDINARY       LONG-TERM    ORDINARY       LONG-TERM
            INCOME    CAPITAL GAIN      INCOME    CAPITAL GAIN
             (000)           (000)       (000)           (000)
       -------------------------------------------------------
              $ --            $ --       $ 169            $ --

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                  UNDISTRIBUTED         UNDISTRIBUTED
                       ORDINARY             LONG-TERM
                         INCOME          CAPITAL GAIN
                          (000)                 (000)
                  -----------------------------------
                          $ 268                  $ --

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                                NET
                                                       APPRECIATION
             COST    APPRECIATION    DEPRECIATION    (DEPRECIATION)
            (000)           (000)           (000)             (000)
       ------------------------------------------------------------
        $ 101,803         $ 9,733        $ (1,277)          $ 8,456

At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $55,418,000, of which, $21,409,000 will expire on December 31, 2009, $27,091,000 will expire on December 31, 2010 and $6,918,000 will expire on December 31, 2011.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

G. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $125,804,000 and $119,785,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

During the year ended December 31, 2003, the Portfolio incurred $420 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 65.2% and 94.2%, for Class I and Class II, respectively.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Annual Report - December 31, 2003

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
EQUITY GROWTH PORTFOLIO


We have audited the accompanying statement of net assets of the Equity Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Annual Report - December 31, 2003


DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                         TERM OF                                                   NUMBER OF
                                         OFFICE AND                                                PORTFOLIOS IN
                             POSITION(S) LENGTH OF                                                 FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH   TIME                                                      OVERSEEN BY   OTHER DIRECTORSHIPS
DIRECTOR                     REGISTRANT  SERVED*     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   DIRECTOR**    HELD BY DIRECTOR
---------------------------  ----------- ----------  --------------------------------------------  ------------- -------------------
Michael Bozic (62)           Director    Director    Retired; Director or Trustee of the Retail          208     Director of Weirton
c/o Kramer Levin Naftalis &              since 2003  Funds and the Institutional Funds; formerly                 Steel Corporation.
Frankel LLP                                          Vice Chairman of Kmart Corporation, Chairman
Counsel to the Independent                           and Chief Executive Officer of Levitz
Directors                                            Furniture Corporation and President and Chief
919 Third Avenue                                     Executive Officer of Hills Department
New York, NY 10022                                   Stores; formerly variously Chairman, Chief
                                                     Executive Officer, President and Chief
                                                     Operating Officer of the Sears Merchandise
                                                     Group of Sears, Roebuck & Co.

Edwin J. Garn (71)           Director    Director    Director or Trustee of the Retail Funds and         208     Director of
Summit Ventures LLC                      since 2003  the Institutional Funds; member of the Utah                 Franklin Covey
One Utah Center                                      Regional Advisory Board of Pacific Corp.;                   (time management
201 South Main Street                                formerly United States Senator (R-Utah) and                 systems), BMW Bank
Salt Lake City, UT 84111                             Chairman, Senate Banking Committee, Mayor of                of North America,
                                                     Salt Lake City, Utah, Astronaut, Space                      Inc. (industrial
                                                     Shuttle Discovery and Vice Chairman, Huntsman               loan corporation),
                                                     Corporation (chemical company).                             United Space
                                                                                                                 Alliance (joint
                                                                                                                 venture between
                                                                                                                 Lockheed Martin and
                                                                                                                 The Boeing Company)
                                                                                                                 and Nuskin Asia
                                                                                                                 Pacific (multilevel
                                                                                                                 marketing); member
                                                                                                                 of the board of
                                                                                                                 various civic and
                                                                                                                 charitable
                                                                                                                 organizations.

Wayne E. Hedien (69)         Director    Director    Retired; Director or Trustee of the Retail          208     Director of the PMI
WEH Associates                           since 2003  Funds and the Institutional Funds; formerly                 Group Inc. (private
5750 Old Orchard Road                                associated with the Allstate Companies, most                mortgage
Suite 530                                            recently as Chairman of The Allstate                        insurance);
Skokie, IL 60077                                     Corporation and Chairman and Chief Executive                Trustee and Vice
                                                     Officer of its wholly-owned subsidiary,                     Chairman of the
                                                     Allstate Insurance Company.                                 Field Museum of
                                                                                                                 Natural History;
                                                                                                                 director of various
                                                                                                                 other business and
                                                                                                                 charitable
                                                                                                                 organizations.

Dr. Manuel H. Johnson (54)   Director    Director    Chairman of the Audit Committee and Director        208     Director of NVR,
Johnson Smick International,             since 2003  or Trustee of the Retail Funds and the                      Inc. (home
Inc.                                                 Institutional Funds; Senior Partner, Johnson                construction);
2099 Pennsylvania Avenue,                            Smick International, Inc. (consulting firm);                Chairman and
NW Suite 950                                         Co-Chairman and a founder of the Group of                   Trustee of the
Washington, D.C. 20006                               Seven Council (G7C), an international                       Financial
                                                     economic commission; formerly Vice Chairman                 Accounting
                                                     of the Board of Governors of the Federal                    Foundation
                                                     Reserve System and Assistant Secretary of the               (oversight
                                                     U.S. Treasury.                                              organization of the
                                                                                                                 Financial
                                                                                                                 Accounting
                                                                                                                 Standards Board);
                                                                                                                 Director of RBS
                                                                                                                 Greenwich Capital
                                                                                                                 Holdings (financial
                                                                                                                 holdings company).

Joseph J. Kearns (61)        Director    Director    Deputy Chairman of the Audit Committee and          209     Director of
Kearns & Associates LLC                  since 1994  Director or Trustee of the Retail Funds and                 Electro Rent
PMB754                                               the Institutional Funds; previously Chairman                Corporation
23852 Pacific Coast Hwy.                             of the Audit Committee of the Institutional                 (equipment
Malibu, CA 90265                                     Funds; President, Kearns & Associates LLC                   leasing), The Ford
                                                     (investment consulting); formerly CFO of The                Family Foundation
                                                     J. Paul Getty Trust.                                        and the UCLA
                                                                                                                 Foundation.

Michael Nugent (67)          Director    Director    Chairman of the Insurance Committee and             208     Director of various
Triumph Capital, L.P.                    since 2001  Director or Trustee of the Retail Funds and                 business
445 Park Avenue, 10th Floor                          the Institutional Funds; General Partner of                 organizations.
New York, NY 10022                                   Triumph Capital, L.P., (private investment
                                                     partnership); formerly Vice President,
                                                     Bankers Trust Company and BT Capital
                                                     Corporation.

Fergus Reid (71)             Director    Director    Chairman of the Governance Committee and            209     Trustee and
Lumelite Plastics                        since 2001  Director or Trustee of the Retail Funds and                 Director of certain
85 Charles Coleman Blvd.                             the Institutional Funds; Chairman of Lumelite               investment
Pawling, NY 12564                                    Plastics Corporation.                                       companies in the
                                                                                                                 JPMorgan Funds
                                                                                                                 complex managed by
                                                                                                                 JP Morgan
                                                                                                                 Investment
                                                                                                                 Management Inc.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                         TERM OF                                                   NUMBER OF
                                         OFFICE AND                                                PORTFOLIOS IN
                             POSITION(S) LENGTH OF                                                 FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH   TIME                                                      OVERSEEN BY   OTHER DIRECTORSHIPS
DIRECTOR                     REGISTRANT  SERVED*     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   DIRECTOR**    HELD BY DIRECTOR
---------------------------  ----------- ----------  -------------------------------------------   ------------- -------------------
Charles A. Fiumefreddo (70)  Chairman    Chairman    Chairman and Director or Trustee of the             208     None
Morgan Stanley Funds         and         and         Retail Funds and the Institutional Funds;
Harborside Financial Center  Director    Director    formerly Chief Executive Officer of the
Plaza Two 3rd Floor                      since       Retail Funds.
Jersey City, NJ 07311                    2003

James F. Higgins (55)        Director    Director    Director or Trustee of the Retail Funds and         208     Director of AXA
Morgan Stanley                           since 2003  the Institutional Funds; Senior Advisor of                  Financial, Inc.
Harborside Financial Center                          Morgan Stanley; Director of Morgan Stanley                  and The Equitable
Plaza Two 2nd Floor                                  Distributors Inc. and Dean Witter Realty                    Life Assurance
Jersey City, NJ 07311                                Inc.; previously President and Chief                        Society of the
                                                     Operating Officer of the Private Client Group               United States
                                                     of Morgan Stanley and President and Chief                   (financial
                                                     Operating Officer of Individual Securities of               services).
                                                     Morgan Stanley.

Philip J. Purcell (60)       Director    Director    Director or Trustee of the Retail Funds and         208     Director of
Morgan Stanley                           since 2003  the Institutional Funds; Chairman of the                    American Airlines,
1585 Broadway 39th Floor                             Board of Directors and Chief Executive                      Inc. and its parent
New York, NY 10036                                   Officer of Morgan Stanley and Morgan Stanley                company, AMR
                                                     DW Inc.; Director of Morgan Stanley                         Corporation.
                                                     Distributors Inc.; Chairman of the Board of
                                                     Directors and Chief Executive Officer of
                                                     Novus Credit Services Inc.; Director and/or
                                                     officer of various Morgan Stanley
                                                     subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                                              TERM OF OFFICE AND
                                             POSITION(S)HELD  LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   WITH REGISTRANT  SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------  ---------------  -------------------  -------------------------------------------------
Mitchell M. Merin (50)                       President        President since      President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                     2003                 Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                             Director and Chief Executive Officer of Morgan
New York, NY 10020                                                                 Stanley Investment Advisors Inc. and Morgan
                                                                                   Stanley Services Company Inc.; Chairman, Chief
                                                                                   Executive Officer and Director of Morgan Stanley
                                                                                   Distributors Inc.; Chairman and Director of
                                                                                   Morgan Stanley Trust; Director of various Morgan
                                                                                   Stanley subsidiaries; President of the
                                                                                   Institutional Funds and the Retail Funds; Trustee
                                                                                   and President of the Van Kampen Open-End and
                                                                                   Closed-End funds.

Ronald E. Robison (64)                       Executive Vice   Executive Vice       Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.    President and    President and        Director of Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor       Principal        Principal            Inc.; Managing Director of Morgan Stanley & Co.
New York, NY 10020                           Executive        Executive Officer    Incorporated; Managing Director of Morgan
                                             Officer          since  2003          Stanley; Managing Director, Chief Administrative
                                                                                   Officer and Director of Morgan Stanley Investment
                                                                                   Advisors Inc. and Morgan Stanley Services Company
                                                                                   Inc.; Chief Executive Officer and Director of
                                                                                   Morgan Stanley Trust; Executive Vice President
                                                                                   and Principal Executive Officer of the
                                                                                   Institutional Funds and the Retail Funds;
                                                                                   previously President and Director of the
                                                                                   Institutional Funds.

Barry Fink (48)                              Vice President   Vice President       General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                     since 2003           Stanley Investment Management; Managing Director,
1221 Avenue of the Americas 22nd Floor                                             Secretary and Director of Morgan Stanley
New York, NY 10020                                                                 Investment Advisors Inc. and Morgan Stanley
                                                                                   Services Company Inc.; Assistant Secretary of
                                                                                   Morgan Stanley DW Inc.; Vice President and
                                                                                   General Counsel of the Retail Funds; Vice
                                                                                   President of the Institutional Funds; Vice
                                                                                   President and Secretary of Morgan Stanley
                                                                                   Distributors Inc.; previously Secretary of the
                                                                                   Retail Funds; previously Vice President and
                                                                                   Assistant General Counsel of Morgan Stanley
                                                                                   Investment Advisors Inc. and Morgan Stanley
                                                                                   Services Company Inc.

Joseph J. McAlinden (60)                     Vice President   Vice President       Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                     since 2003           Morgan Stanley Investment Advisors Inc. and
1221 Avenue of the Americas 33rd Floor                                             Morgan Stanley Investment Management Inc.;
New York, NY 10020                                                                 Director of Morgan Stanley Trust, Chief
                                                                                   Investment Officer of the Van Kampen Funds; Vice
                                                                                   President of the Institutional Funds and the
                                                                                   Retail Funds.

Stefanie V. Chang (37)                       Vice President   Vice President       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                     since 2001           Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                             Management Inc.; Vice President of the
New York, NY 10020                                                                 Institutional Funds and the Retail Funds;
                                                                                   formerly practiced law with the New York law firm
                                                                                   of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (35)                        Treasurer and    Treasurer since      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief Financial  2002                 Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor       Officer          CFO since 2003       Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                                 Officer of the Institutional Funds; previously
                                                                                   with Price Waterhouse LLP (now
                                                                                   PricewaterhouseCoopers LLP).

Michael J. Leary (38)                        Assistant        Assistant            Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.            Treasurer        Treasurer since      Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                             2003                 (formerly Chase Global Funds Company); formerly
Boston, MA 02108                                                                   Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                          Secretary        Secretary since      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                     2001                 Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                             Management Inc.; Secretary of the Institutional
New York, NY 10020                                                                 Funds and the Retail Funds; formerly practiced
                                                                                   law with the New York law firms of McDermott,
                                                                                   Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                                   Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Annual Report - December 31, 2003


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

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

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

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003


GLOBAL FRANCHISE PORTFOLIO

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

INVESTMENT OVERVIEW (UNAUDITED)

GLOBAL FRANCHISE PORTFOLIO

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX

                                   TOTAL
                                 RETURNS(2)
                                ------------
                                  CUMULATIVE
                                       SINCE
                                INCEPTION(3)
--------------------------------------------
Portfolio - Class II                   23.57%
Index(1) - Class II                    28.79

(1) The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on April 30, 2003.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION

MSUF GLOBAL FRANCHISE
DECEMBER 31, 2003
Line Graph Plot Points:

                                                            MSCI
                                      PORTFOLIO      WORLD INDEX
                                 -------------------------------
4/30/03*                              $  10,000      $    10,000
12/31/2003                               12,357           12,879

* Commenced operations on April 30, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Global Franchise Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Adviser believes have, among other things, resilient business franchises and growth potential. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

PERFORMANCE

For the period from April 30, 2003 to December 31, 2003, the Portfolio had a total return of 23.57% compared to 28.79% for the MSCI World Index (the "Index").

FACTORS AFFECTING PERFORMANCE

- Since inception of the Portfolio, equity markets rallied driven by strong performance in materials (+46%), information technology (+37%) and industrials (+33%).

- The lowest performing sectors were healthcare (+14%), consumer staples (+21%) and utilities (+23%).

- In this environment, value stocks have not performed as well as growth stocks.

- The Portfolio's strategy prevents us from investing in the sectors that drove the market this year. As long-only investors, we seek high quality companies that are relatively less affected by various economic cycles. We avoid investing in sectors that are characterized by cyclicality, leverage, high capital expenditure, or obsolescence risk. Consequently, zero allocation to the highest performing sectors this year has been the largest deterrent to our performance.

- The largest contribution to our performance came from stock selection in consumer staples. The second largest contributor to our performance has been stock selection in industrials. The two elevator-servicing companies in the portfolio rose 58% for the year. Security selection detracted from performance in the consumer discretionary.

MANAGEMENT STRATEGIES

- Overall, we invested in companies with strong business franchises protected by a dominant intangible asset. Additionally, we demanded sound management, substantial free cash flow, and growth potential. We invested in these high quality companies only when we could identify compelling value as measured by a current free cash flow yield in excess of the risk-free bond yield.

January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS

GLOBAL FRANCHISE PORTFOLIO

                                                                                           VALUE
                                                                        SHARES             (000)
------------------------------------------------------------------------------------------------
COMMON STOCKS (93.7%)
CANADA (3.1%)
  Torstar Corp., Class B                                                27,707     $         620
------------------------------------------------------------------------------------------------
FINLAND (4.6%)
  Kone Oyj, Class B                                                     16,488               944
------------------------------------------------------------------------------------------------
FRANCE (7.3%)
  Aventis S.A.                                                           8,896               586
  Groupe Danone                                                          5,481               892
------------------------------------------------------------------------------------------------
                                                                                           1,478
================================================================================================
ITALY (0.6%)
  Davide Campari-Milano SpA                                              2,714               131
------------------------------------------------------------------------------------------------
NETHERLANDS (2.8%)
  Reed Elsevier N.V.                                                    46,611               578
------------------------------------------------------------------------------------------------
SPAIN (3.6%)
  Zardoya-Otis S.A.                                                     35,223               731
------------------------------------------------------------------------------------------------
SWEDEN (4.6%)
  Swedish Match AB                                                      91,991               939
------------------------------------------------------------------------------------------------
SWITZERLAND (7.6%)
  Nestle S.A. (Registered)                                               3,730               929
  Novartis AG (Registered)                                              13,696               620
------------------------------------------------------------------------------------------------
                                                                                           1,549
================================================================================================
UNITED KINGDOM (37.2%)
  Allied Domecq plc                                                    109,006               839
  British American Tobacco plc                                         111,918             1,539
  Cadbury Schweppes plc                                                156,907             1,149
  Capital Radio plc                                                     35,812               301
  Diageo plc                                                            68,401               898
  GlaxoSmithKline plc                                                   29,938               684
  Imperial Tobacco Group plc                                            29,018               570
  Reckitt Benckiser plc                                                 38,380               866
  SMG plc                                                              162,567               337
  WPP Group plc                                                         40,168               393
------------------------------------------------------------------------------------------------
                                                                                           7,576
================================================================================================
UNITED STATES (22.3%)
  Altria Group, Inc.                                                    17,700               963
  Bristol-Myers Squibb Co.                                              18,366               525
  Brown-Forman Corp., Class B                                            4,296               401
  Fortune Brands, Inc.                                                   6,066               434
  Kimberly-Clark Corp.                                                  12,826               758
  Merck & Co., Inc.                                                     13,994               647
  New York Times Co., Class A                                           16,973               811
------------------------------------------------------------------------------------------------
                                                                                           4,539
================================================================================================
  TOTAL COMMON STOCKS (COST $16,805)                                                      19,085
================================================================================================

                                                                          FACE
                                                                        AMOUNT
                                                                         (000)
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (11.4%)
REPURCHASE AGREEMENT (11.4%)
  J.P. Morgan Securities, Inc., 0.75%,
     dated 12/31/03, due 1/2/04,
     repurchase price $2,320
     (COST $2,320)                                             $         2,320(a)          2,320
------------------------------------------------------------------------------------------------

                                                                          FACE
                                                                        AMOUNT             VALUE
                                                                         (000)             (000)
------------------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.0%)
  Canadian Dollar                                              CAD           2     $           2
  Euro                                                         EUR           2                 2
------------------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $4)                                                             4
================================================================================================
TOTAL INVESTMENTS (105.1%) (COST $19,129)                                                 21,409
================================================================================================

                                                                        AMOUNT
                                                                         (000)
------------------------------------------------------------------------------------------------
OTHER ASSETS (1.2%)
  Receivable for Portfolio Shares Sold                         $           203
  Dividends Receivable                                                      37
  Foreign Withholding Tax Reclaim Receivable                                 1               241
================================================================================================
LIABILITIES (-6.3%)
  Payable for Investments Purchased                                     (1,139)
  Net Unrealized Depreciation on Foreign
     Currency Exchange Contracts                                           (75)
  Investment Advisory Fees Payable                                         (11)
  Custodian Fees Payable                                                    (6)
  Administrative Fees Payable                                               (5)
  Overdraft Payable                                                         (2)
  Distribution Fees on Class II Shares                                      (1)
  Other Liabilities                                                        (41)           (1,280)
================================================================================================
NET ASSETS (100%)                                                                  $      20,370
================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                    $      18,205
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                                          (34)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                              2,280
  Foreign Currency Exchange Contracts
     and Translations                                                                        (81)
------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $      20,370
================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,651,409 outstanding $0.001 par value
     shares (authorized 500,000,000 shares)                                        $       12.33
================================================================================================

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

GLOBAL FRANCHISE PORTFOLIO

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                               NET
   CURRENCY                                          IN                     UNREALIZED
      TO                                          EXCHANGE                 APPRECIATION
   DELIVER             VALUE       SETTLEMENT       FOR         VALUE     (DEPRECIATION)
    (000)              (000)          DATE         (000)        (000)         (000)
----------------------------------------------------------------------------------------
GBP       1,170     $    2,089      1/8/04       US$  2,008   $   2,008   $          (81)
US$          40             40      1/2/04       CAD     52          40               --@
US$          98             98      1/5/04       CHF    122          99                1
US$         130            130      1/2/04       EUR    104         131                1
US$           1              1      1/2/04       EUR      1           1               --@
US$          60             60      1/5/04       EUR     48          60               --@
US$          12             12      1/7/04       EUR     10          12               --@
US$         443            443      1/2/04       GBP    250         446                3
US$          60             60      1/5/04       SEK    436          61                1
                    ----------                                ---------   --------------
                    $    2,933                                $   2,858   $          (75)
                    ==========                                =========   ==============

CHF -- Swiss Franc
GBP -- British Pound
SEK -- Swedish Krona
@ -- Value is less than $500.

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                       CLASSIFICATION -- DECEMBER 31, 2003
                                   (UNAUDITED)

                                          PERCENT
                           VALUE          OF NET
INDUSTRY                   (000)          ASSETS
-------------------------------------------------
Beverages              $    2,270           11.1%
Food Products               2,971           14.6
Household                   1,020            5.0
Durable
Household                   1,624            8.0
Products
Machinery                   1,675            8.2
Media                       2,228           10.9
Metals & Mining               811            4.0
Pharmaceuticals             2,476           12.2
Tobacco                     4,010           19.7
Other                       2,324           11.4
-------------------------------------------------
                       $   21,409          105.1%
=================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

GLOBAL FRANCHISE PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                 PERIOD FROM
                                                                                          APRIL 30, 2003* TO
                                                                                           DECEMBER 31, 2003
                                                                                                       (000)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $7 foreign taxes withheld)                                          $                 95
  Interest                                                                                                 7
------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                                             102
------------------------------------------------------------------------------------------------------------
EXPENSES:
  Shareholder Reporting Fees                                                                              51
  Investment Advisory Fees                                                                                42
  Custodian Fees                                                                                          23
  Distribution Fees on Class II Shares                                                                    19
  Professional Fees                                                                                       18
  Administrative Fees                                                                                     15
  Other                                                                                                    1
------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                                      169
------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                        (42)
  Expenses Reimbursed by Adviser                                                                         (48)
  Distribution Fees on Class II Shares Waived                                                            (16)
------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                         63
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                              39
------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                        32
  Foreign Currency Transactions                                                                          (79)
------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss)                                                                            (47)
------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                          2,280
  Foreign Currency Exchange Contracts and Translations                                                   (81)
------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation (Depreciation)                                              2,199
------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        2,152
------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $              2,191
============================================================================================================

* Class II shares commenced operations on April 30, 2003

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

GLOBAL FRANCHISE PORTFOLIO

Statement of Changes in Net Assets

                                                                                                 PERIOD FROM
                                                                                          APRIL 30, 2003* TO
                                                                                           DECEMBER 31, 2003
                                                                                                       (000)
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                          $                 39
  Net Realized Gain (Loss)                                                                               (47)
  Net Change in Unrealized Appreciation (Depreciation)                                                 2,199
------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Operations                                   2,191
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class II*:
  Net Realized Gain                                                                                      (28)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class II*:
  Subscriptions                                                                                       18,488
  Distributions Reinvested                                                                                25
  Redemptions                                                                                           (306)
------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                  18,207
------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                             20,370
NET ASSETS:
  Beginning of Period                                                                                     --
------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment income (accumulated net
    investment loss) of $(34))                                                                        20,370
------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Class II*:
    Shares Subscribed                                                                                  1,677
    Shares Issued on Distributions Reinvested                                                              2
    Shares Redeemed                                                                                      (28)
------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                                              1,651
============================================================================================================

* Class II shares commenced operations on April 30, 2003

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

FINANCIAL HIGHLIGHTS

GLOBAL FRANCHISE PORTFOLIO

                                                                                              CLASS II
                                                                                        --------------------
                                                                                                 PERIOD FROM
                                                                                             APRIL 30, 2003*
                                                                                             TO DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                                                      2003
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $              10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                          0.06#
  Net Realized and Unrealized Gain (Loss)                                                               2.29
------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                                                   2.35
------------------------------------------------------------------------------------------------------------
DISTRIBUTION FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                                                                    (0.02)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $              12.33
============================================================================================================
TOTAL RETURN@                                                                                          23.57%++
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                       $             20,370
Ratio of Expenses to Average Net Assets                                                                 1.20%**
Ratio of Net Investment Income (Loss) to Average Net Assets                                             0.74%**
Portfolio Turnover Rate                                                                                    3%++
------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
     Expenses to Average Net Assets                                                                     3.22%**
     Net Investment Income (Loss) to Average Net Assets                                                (1.28)%**
------------------------------------------------------------------------------------------------------------

*   Commencement of operations
**  Annualized
#   Per share amount is based on average shares outstanding
++  Not annualized
@ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Adviser believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future. The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

   At December 31, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                  FROM $500
               FIRST $500        MILLION TO           MORE THAN
                  MILLION        $1 BILLION          $1 BILLION
               ------------------------------------------------
                 0.80%             0.75%               0.70%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%.

Morgan Stanley Investment Management Limited (the "Sub-Adviser" or "MSIM Limited") a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date. Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 was as follows:

                   2003 DISTRIBUTIONS
                       PAID FROM:
               ---------------------------
               ORDINARY          LONG-TERM
                 INCOME       CAPITAL GAIN
                  (000)              (000)
               ---------------------------
                $   28           $   --

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had no distributable earnings on a tax basis.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                                    NET
                                                           APPRECIATION
          COST      APPRECIATION      DEPRECIATION       (DEPRECIATION)
         (000)             (000)             (000)                (000)
     ------------------------------------------------------------------
     $  19,125        $   2,284         $      (4)           $    2,280

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October currency losses of $113,000.

G. OTHER: For the period ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $17,026,000 and $253,000, respectively. There were no purchases and sales of U.S. Government securities for the period ended December 31, 2003.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 86.2% for Class II.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
GLOBAL FRANCHISE PORTFOLIO

We have audited the accompanying statement of net assets of the Global Franchise Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period from April 30, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global Franchise Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period from April 30, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2003, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 100.0%.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                           TERM OF                                       NUMBER OF
                                           OFFICE AND                                    PORTFOLIOS IN
                             POSITION(S)   LENGTH OF                                     FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH     TIME         PRINCIPAL OCCUPATION(S)          OVERSEEN BY     OTHER DIRECTORSHIPS
DIRECTOR                     REGISTRANT    SERVED*      DURING PAST 5 YEARS              DIRECTOR**      HELD BY DIRECTOR
---------------------------  -----------   ----------   ------------------------------   -------------   ---------------------------
Michael Bozic (62)           Director      Director     Retired; Director or Trustee          208        Director of Weirton Steel
c/o Kramer Levin                           since 2003   of the Retail Funds and the                      Corporation.
Naftalis &                                              Institutional Funds; formerly
Frankel LLP                                             Vice Chairman of Kmart
Counsel to the                                          Corporation, Chairman and
Independent                                             Chief Executive Officer of
Directors                                               Levitz Furniture Corporation
919 Third Avenue                                        and President and Chief
New York, NY 10022                                      Executive Officer of Hills
                                                        Department Stores; formerly
                                                        variously Chairman, Chief
                                                        Executive Officer, President
                                                        and Chief Operating Officer of
                                                        the Sears Merchandise Group of
                                                        Sears, Roebuck & Co.

Edwin J. Garn (71)           Director      Director     Director or Trustee of the            208        Director of Franklin Covey
Summit Ventures LLC                        since 2003   Retail Funds and the                             (time management systems),
One Utah Center                                         Institutional Funds; member of                   BMW Bank of North America,
201 South Main Street                                   the Utah Regional Advisory                       Inc. (industrial loan
Salt Lake City, UT 84111                                Board of Pacific Corp.;                          corporation), United Space
                                                        formerly United States Senator                   Alliance (joint venture
                                                        (R-Utah) and Chairman, Senate                    between Lockheed Martin and
                                                        Banking Committee, Mayor of                      The Boeing Company) and
                                                        Salt Lake City, Utah,                            Nuskin Asia Pacific
                                                        Astronaut, Space Shuttle                         (multilevel marketing);
                                                        Discovery and Vice Chairman,                     member of the board of
                                                        Huntsman Corporation (chemical                   various civic and
                                                        company).                                        charitable organizations.

Wayne E. Hedien (69)         Director      Director     Retired; Director or Trustee          208        Director of the PMI Group
WEH Associates                             since 2003   of the Retail Funds and the                      Inc. (private mortgage
5750 Old Orchard Road                                   Institutional Funds; formerly                    insurance); Trustee and
Suite 530                                               associated with the Allstate                     Vice Chairman of the Field
Skokie, IL 60077                                        Companies, most recently as                      Museum of Natural History;
                                                        Chairman of The Allstate                         director of various other
                                                        Corporation and Chairman and                     business and charitable
                                                        Chief Executive Officer of its                   organizations.
                                                        wholly-owned subsidiary,
                                                        Allstate Insurance Company.

Dr. Manuel H. Johnson (54)   Director      Director     Chairman of the Audit                 208        Director of NVR, Inc. (home
Johnson Smick                              since 2003   Committee and Director or                        construction); Chairman and
International, Inc.                                     Trustee of the Retail Funds                      Trustee of the Financial
2099 Pennsylvania Avenue,                               and the Institutional Funds;                     Accounting Foundation
NW Suite 950                                            Senior Partner, Johnson Smick                    (oversight organization of
Washington, D.C. 20006                                  International, Inc.                              the Financial Accounting
                                                        (consulting firm); Co-Chairman                   Standards Board); Director
                                                        and a founder of the Group of                    of RBS Greenwich Capital
                                                        Seven Council (G7C), an                          Holdings (financial
                                                        international economic                           holdings company).
                                                        commission; formerly Vice
                                                        Chairman of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S. Treasury.

Joseph J. Kearns (61)        Director      Director     Deputy Chairman of the Audit          209        Director of Electro Rent
Kearns & Associates LLC                    since 1994   Committee and Director or                        Corporation (equipment
PMB754                                                  Trustee of the Retail Funds                      leasing), The Ford Family
23852 Pacific Coast Hwy.                                and the Institutional Funds;                     Foundation and the UCLA
Malibu, CA 90265                                        previously Chairman of the                       Foundation.
                                                        Audit Committee of the
                                                        Institutional Funds;
                                                        President, Kearns & Associates
                                                        LLC (investment consulting);
                                                        formerly CFO of The J. Paul
                                                        Getty Trust.

Michael Nugent (67)          Director      Director     Chairman of the Insurance             208        Director of various
Triumph Capital, L.P.                      since 2001   Committee and Director or                        business organizations.
445 Park Avenue, 10th Floor                              Trustee of the Retail Funds
New York, NY 10022                                      and the Institutional Funds;
                                                        General Partner of Triumph
                                                        Capital, L.P., (private
                                                        investment partnership);
                                                        formerly Vice President,
                                                        Bankers Trust Company and BT
                                                        Capital Corporation.

Fergus Reid (71)             Director      Director     Chairman of the Governance            209        Trustee and Director of
Lumelite Plastics                          since 2001   Committee and Director or                        certain investment
85 Charles Coleman Blvd.                                Trustee of the Retail Funds                      companies in the JPMorgan
Pawling, NY 12564                                       and the Institutional Funds;                     Funds complex managed by JP
                                                        Chairman of Lumelite Plastics                    Morgan Investment
                                                        Corporation.                                     Management Inc.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                           TERM OF                                       NUMBER OF
                                           OFFICE AND                                    PORTFOLIOS IN
                             POSITION(S)   LENGTH OF                                     FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH     TIME         PRINCIPAL OCCUPATION(S)          OVERSEEN BY     OTHER DIRECTORSHIPS
DIRECTOR                     REGISTRANT    SERVED*      DURING PAST 5 YEARS              DIRECTOR**      HELD BY DIRECTOR
---------------------------  -----------   ----------   ------------------------------   -------------   ---------------------------
Charles A. Fiumefreddo (70)  Chairman      Chairman     Chairman and Director or              208        None
Morgan Stanley Funds         and           and          Trustee of the Retail Funds
Harborside Financial         Director      Director     and the Institutional Funds;
Center                                     since        formerly Chief Executive
Plaza Two 3rd Floor                        2003         Officer of the Retail Funds.
Jersey City, NJ 07311

James F. Higgins (55)        Director      Director     Director or Trustee of the            208        Director of AXA Financial,
Morgan Stanley                             since 2003   Retail Funds and the                             Inc. and The Equitable Life
Harborside Financial                                    Institutional Funds; Senior                      Assurance Society of the
Center                                                  Advisor of Morgan Stanley;                       United States (financial
Plaza Two 2nd Floor                                     Director of Morgan Stanley                       services).
Jersey City, NJ 07311                                   Distributors Inc. and Dean
                                                        Witter Realty Inc.; previously
                                                        President and Chief Operating
                                                        Officer of the Private Client
                                                        Group of Morgan Stanley and
                                                        President and Chief Operating
                                                        Officer of Individual
                                                        Securities of Morgan Stanley.

Philip J. Purcell (60)       Director      Director     Director or Trustee of the            208        Director of American
Morgan Stanley                             since 2003   Retail Funds and the                             Airlines, Inc. and its
1585 Broadway 39th Floor                                Institutional Funds; Chairman                    parent company, AMR
New York, NY 10036                                      of the Board of Directors and                    Corporation.
                                                        Chief Executive Officer of
                                                        Morgan Stanley and Morgan
                                                        Stanley DW Inc.; Director of
                                                        Morgan Stanley Distributors
                                                        Inc.; Chairman of the Board of
                                                        Directors and Chief Executive
                                                        Officer of Novus Credit
                                                        Services Inc.; Director and/or
                                                        officer of various Morgan
                                                        Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                                             TERM OF OFFICE AND
                                            POSITION(S)HELD  LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER  WITH REGISTRANT  SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------  ---------------  -------------------  ------------------------------------------------
Mitchell M. Merin (50)                      President        President since      President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                    2003                 Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                            Director and Chief Executive Officer of Morgan
New York, NY 10020                                                                Stanley Investment Advisors Inc. and Morgan
                                                                                  Stanley Services Company Inc.; Chairman, Chief
                                                                                  Executive Officer and Director of Morgan Stanley
                                                                                  Distributors Inc.; Chairman and Director of
                                                                                  Morgan Stanley Trust; Director of various Morgan
                                                                                  Stanley subsidiaries; President of the
                                                                                  Institutional Funds and the Retail Funds; Trustee
                                                                                  and President of the Van Kampen Open-End and
                                                                                  Closed-End funds.

Ronald E. Robison (64)                      Executive Vice   Executive Vice       Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.   President and    President and        Director of Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor      Principal        Principal            Inc.; Managing Director of Morgan Stanley & Co.
New York, NY 10020                          Executive        Executive Officer    Incorporated; Managing Director of Morgan
                                            Officer          since 2003           Stanley; Managing Director, Chief Administrative
                                                                                  Officer and Director of Morgan Stanley Investment
                                                                                  Advisors Inc. and Morgan Stanley Services Company
                                                                                  Inc.; Chief Executive Officer and Director of
                                                                                  Morgan Stanley Trust; Executive Vice President
                                                                                  and Principal Executive Officer of the
                                                                                  Institutional Funds and the Retail Funds;
                                                                                  previously President and Director of the
                                                                                  Institutional Funds.

Barry Fink (48)                             Vice President   Vice President       General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                    since 2003           Stanley Investment Management; Managing Director,
1221 Avenue of the Americas 22nd Floor                                            Secretary and Director of Morgan Stanley
New York, NY 10020                                                                Investment Advisors Inc. and Morgan Stanley
                                                                                  Services Company Inc.; Assistant Secretary of
                                                                                  Morgan Stanley DW Inc.; Vice President and
                                                                                  General Counsel of the Retail Funds; Vice
                                                                                  President of the Institutional Funds; Vice
                                                                                  President and Secretary of Morgan Stanley
                                                                                  Distributors Inc.; previously Secretary of the
                                                                                  Retail Funds; previously Vice President and
                                                                                  Assistant General Counsel of Morgan Stanley
                                                                                  Investment Advisors Inc. and Morgan Stanley
                                                                                  Services Company Inc.

Joseph J. McAlinden (60)                    Vice President   Vice President       Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                    since 2003           Morgan Stanley Investment Advisors Inc. and
1221 Avenue of the Americas 33rd Floor                                            Morgan Stanley Investment Management Inc.;
New York, NY 10020                                                                Director of Morgan Stanley Trust, Chief
                                                                                  Investment Officer of the Van Kampen Funds; Vice
                                                                                  President of the Institutional Funds and the
                                                                                  Retail Funds.

Stefanie V. Chang (37)                      Vice President   Vice President       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    since 2001           Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                            Management Inc.; Vice President of the
New York, NY 10020                                                                Institutional Funds and the Retail Funds;
                                                                                  formerly practiced law with the New York law firm
                                                                                  of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (35)                       Treasurer and    Treasurer since      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.   Chief Financial  2002                 Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor      Officer          CFO since 2003       Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                                Officer of the Institutional Funds; previously
                                                                                  with Price Waterhouse LLP (now
                                                                                  PricewaterhouseCoopers LLP).

Michael J. Leary (38)                       Assistant        Assistant            Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.           Treasurer        Treasurer since      Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                            2003                 (formerly Chase Global Funds Company); formerly
Boston, MA 02108                                                                  Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                         Secretary        Secretary since      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    2001                 Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                            Management Inc.; Secretary of the Institutional
New York, NY 10020                                                                Funds and the Retail Funds; formerly practiced
                                                                                  law with the New York law firms of McDermott,
                                                                                  Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                                  Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003


INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003


GLOBAL VALUE EQUITY PORTFOLIO

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

INVESTMENT OVERVIEW (UNAUDITED)

GLOBAL VALUE EQUITY PORTFOLIO

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX

                                                        TOTAL RETURNS(2)
                                               ---------------------------------
                                                              AVERAGE ANNUAL
                                                         -----------------------
                                                  ONE      FIVE          SINCE
                                                 YEAR     YEARS    INCEPTION(3)
--------------------------------------------------------------------------------
Portfolio                                        28.96%    2.95%           6.71%
Index(1)                                         33.11    (0.77)           4.88

(1) The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 20 developed market countries in North America, Europe and the Asia/Pacific region.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on January 2, 1997.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION

                                        MSCI
                 PORTFOLIO       WORLD INDEX
                ----------------------------
1/2/97*               $10,000       $10,000
12/31/97               12,004        11,666
12/31/1998             13,621        14,506
12/31/1999             14,179        18,124
12/31/2000             15,804        15,735
12/31/2001             14,691        13,088
12/31/2002             12,213        10,485
12/31/2003             15,750        13,957

*   Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


The Global Value Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio had a total return of 28.96% compared to 33.11% for the Morgan Stanley Capital International (MSCI) World Index (the "Index").

FACTORS AFFECTING PERFORMANCE

- Marked improvements in economic growth in the world's major regions ensured the year finished off on a resolutely positive note. Confirmation that the difficulties of the first quarter were behind us came as equity markets staged a significant rally post March, which has continued to the end of the year.

- Early in the year, the Iraq war and its impact on the global economy dominated investors' thinking. During this period the Portfolio was overweight in the defensive consumer staples sector, but this sector also suffered through the impact of the general retreat from equities. In addition, the more economically sensitive sectors such as financials, consumer discretionary, materials, and industrials, which the Portfolio was at Index weight or overweight, also suffered. As a consequence, the Portfolio underperformed in the first quarter.

- In the second quarter, the Iraq conflict ended and a relief rally ensued. The market rose 17.0% during the quarter and returns from all sectors were positive. The Portfolio's positioning remained similar to the first quarter, and the Portfolio outperformed in this environment. However, the rebound was not sufficient to fully recover the losses incurred in the anomalous conditions of the first quarter.

- As an economic recovery began to gain momentum and the year progressed, the Portfolio continued to outperform in the third quarter and its performance was in line with the Index for the fourth quarter.

MANAGEMENT STRATEGIES

- As of the end of the period, the Portfolio maintained its significant overweight in the consumer staples sector. We remained underweight in the information technology sector where stocks that meet our quality criteria continue to be too expensive.

- Finally, we have been able to identify a number of attractive opportunities in Japan, particularly in the pharmaceutical and household products categories, which meet our stringent quality and value criteria, and we have nominally increased the weighting of the Portfolio there.

January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS

GLOBAL VALUE EQUITY PORTFOLIO

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.4%)
BERMUDA (0.8%)
  XL Capital Ltd., Class A                                 10,547     $      818
--------------------------------------------------------------------------------
DENMARK (0.8%)
  Danisco A/S                                              18,610            826
--------------------------------------------------------------------------------
FINLAND (0.2%)
  Nokia Oyj                                                11,802            203
--------------------------------------------------------------------------------
FRANCE (6.8%)
  Aventis S.A.                                             26,438          1,742
  BNP Paribas S.A.                                         22,912          1,439
  Cie De Saint-Gobain                                      17,963            877
  Groupe Danone                                             3,498            569
  Lafarge S.A.                                             14,435          1,282
  Total S.A.                                                6,989          1,296
--------------------------------------------------------------------------------
                                                                           7,205
================================================================================
GERMANY (1.4%)
  BASF AG                                                  21,340          1,197
  Porsche AG (Non-Voting Shares)                              610            361
--------------------------------------------------------------------------------
                                                                           1,558
================================================================================
HONG KONG (0.5%)
  Hong Kong Electric Holdings Ltd.                        137,000            542
--------------------------------------------------------------------------------
IRELAND (0.6%)
  Bank of Ireland                                          46,124            627
--------------------------------------------------------------------------------
ITALY (2.4%)
  ENI S.p.A.                                               85,114          1,601
  Telecom Italia S.p.A. RNC                               454,351(a)         923
--------------------------------------------------------------------------------
                                                                           2,524
================================================================================
JAPAN (13.4%)
  Canon, Inc.                                              27,000          1,255
  Fuji Photo Film Co., Ltd.                                49,000          1,579
  Fuji Television Network, Inc.                                58            313
  Fujitsu Ltd.                                             83,000(a)         489
  Hitachi Ltd.                                            116,000            698
  Kao Corp.                                                53,000          1,076
  Mitsubishi Estate Co., Ltd.                             122,000          1,154
  Mitsui Sumitomo Insurance Co., Ltd.                     181,000          1,483
  Nippon Telegraph & Telephone Corp.                          211          1,016
  Rohm Co., Ltd.                                            7,400            866
  Sankyo Co., Ltd.                                         40,200            754
  Sekisui House Ltd.                                       89,000            918
  Sumitomo Electric Industries Ltd.                        93,000            830
  Takeda Chemical Industries Ltd.                          34,500          1,366
  Toyota Motor Corp.                                       11,000            371
--------------------------------------------------------------------------------
                                                                          14,168
================================================================================
NETHERLANDS (4.8%)
  Heineken N.V.                                            24,319            924
  ING Groep N.V. CVA                                       22,806            530
  Koninklijke Philips Electronics N.V.                     33,415            973
  Royal Dutch Petroleum Co. (NY Shares)                    45,186          2,367
  Unilever N.V. CVA                                         4,138            270
--------------------------------------------------------------------------------
                                                                           5,064
================================================================================
SOUTH KOREA (0.2%)
  Samsung Electronics Co., Ltd. GDR                         1,220            229
--------------------------------------------------------------------------------
SPAIN (0.9%)
  Telefonica S.A.                                          60,915     $      892
--------------------------------------------------------------------------------
SWEDEN (0.5%)
  Nordea AB                                                71,999            540
--------------------------------------------------------------------------------
SWITZERLAND (6.7%)
  Converium Holding AG                                     22,437          1,189
  Holcim Ltd. (Registered)                                 15,639            726
  Nestle S.A. (Registered)                                  8,079          2,012
  Novartis AG (Registered)                                 19,431            880
  Roche Holding AG (Registered)                             7,297            734
  Syngenta AG                                              14,206            954
  UBS AG (Registered)                                       8,662            592
--------------------------------------------------------------------------------
                                                                           7,087
================================================================================
UNITED KINGDOM (14.9%)
  Allied Domecq plc                                       154,879          1,192
  BAA plc                                                  63,220            560
  Cadbury Schweppes plc                                   207,056          1,517
  Diageo plc                                               88,723          1,164
  GlaxoSmithKline plc                                      79,702          1,822
  Lloyds TSB Group plc                                     70,733            566
  National Grid Transco plc                                80,450            575
  Prudential plc                                           62,980            531
  Reed Elsevier plc                                       251,564          2,099
  Rentokil Initial plc                                    159,625            541
  Rolls-Royce Group plc                                   204,315            647
  Royal Bank of Scotland Group plc                         20,038            589
  Scottish & Southern Energy plc                           78,403            942
  Vodafone Group plc                                      736,575          1,822
  WPP Group plc                                            58,559            573
  Yell Group plc                                          106,281            579
--------------------------------------------------------------------------------
                                                                          15,719
================================================================================
UNITED STATES (41.5%)
  Alcoa, Inc.                                              31,188          1,185
  Altria Group, Inc.                                       41,781          2,274
  BellSouth Corp.                                          20,344            576
  BJ's Wholesale Club, Inc.                                31,302(a)         719
  Boeing Co. (The)                                         21,069            888
  Boise Cascade Corp.                                      47,759          1,569
  Bristol-Myers Squibb Co.                                 50,252          1,437
  ChevronTexaco Corp.                                       7,402            639
  Coca-Cola Co. (The)                                      12,367            628
  E. I. Du Pont de Nemours & Co.                            7,151            328
  Emerson Electric Co.                                      6,372            413
  Exxon Mobil Corp.                                        17,558            720
  First Data Corp.                                         30,682          1,261
  Gap, Inc. (The)                                          21,702            504
  General Dynamics Corp.                                   12,173          1,100
  Georgia-Pacific Corp.                                    40,344          1,237
  Hewlett-Packard Co.                                      57,691          1,325
  International Business Machines Corp.                    20,079          1,861
  J.P. Morgan Chase & Co.                                  15,483            569
  Kimberly-Clark Corp.                                     32,667          1,930
  Kroger Co.                                               50,031(a)         926

    The accompanying notes are an integral part of the financial statements.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

GLOBAL VALUE EQUITY PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
UNITED STATES (CONT'D)
  Loews Corp. - Carolina Group                             32,901     $      830
  MBIA, Inc.                                               22,903          1,356
  McDonald's Corp.                                         40,476          1,005
  Mellon Financial Corp.                                   41,670          1,338
  Merck & Co., Inc.                                        14,396            665
  Merrill Lynch & Co., Inc.                                17,797          1,044
  Motorola, Inc.                                          113,906          1,603
  New York Times Co., Class A                              15,705            751
  Northrop Grumman Corp.                                   12,931          1,236
  Parker Hannifin Corp.                                     9,412            560
  Pfizer, Inc.                                             46,415          1,640
  Prudential Financial, Inc.                               20,151            842
  SBC Communications, Inc.                                 62,343          1,625
  Travelers Property Casualty Corp., Class A               73,265          1,229
  U.S. Bancorp                                             21,896            652
  Verizon Communications, Inc.                             43,157          1,514
  Viacom, Inc., Class B                                    13,813            613
  Wells Fargo & Co.                                         9,046            533
  Wyeth                                                    47,433          2,013
  Xerox Corp.                                              48,041(a)         663
--------------------------------------------------------------------------------
                                                                          43,801
================================================================================
  TOTAL COMMON STOCKS (COST $89,087)                                     101,803
================================================================================
PREFERRED STOCK (0.7%)
UNITED STATES (0.7%)
  Ford Motor Co. Capital Trust II, 6.50%
    (COST $650)                                            13,322            744
--------------------------------------------------------------------------------

                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.6%)
REPURCHASE AGREEMENT (2.6%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $2,800
    (COST $2,800)                                      $    2,800(b)       2,800
--------------------------------------------------------------------------------
FOREIGN CURRENCY (0.2%)
  British Pound                                        GBP     26             47
  Danish Krone                                         DKK     84             14
  Euro                                                 EUR     54             68
  Japanese Yen                                         JPY  3,400             32
--------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $158)                                         161
================================================================================
TOTAL INVESTMENTS (99.9%) (COST $92,695)                                 105,508
================================================================================

                                                           AMOUNT         AMOUNT
                                                            (000)          (000)
--------------------------------------------------------------------------------
OTHER ASSETS (0.4%)
  Cash                                                   $      5
  Dividends Receivable                                        160
  Foreign Withholding Tax Reclaim
    Receivable                                                 98
  Receivable for Portfolio Shares Sold                         94
  Receivable for Securities Sold                               29
  Other                                                         3     $      389
================================================================================
LIABILITIES (-0.3%)
  Investment Advisory Fees
    Payable                                                  (182)
  Payable for Portfolio Shares Redeemed                       (25)
  Administrative Fees Payable                                 (23)
  Custodian Fees Payable                                      (13)
  Directors' Fees and Expenses Payable                         (4)
  Other Liabilities                                           (37)          (284)
================================================================================
NET ASSETS (100%)                                                     $  105,613
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $  100,993
Undistributed (Distributions in Excess of)
  Net Investment Income                                                      928
Accumulated Net Realized Gain (Loss)                                      (9,142)
Unrealized Appreciation (Depreciation) on:
  Investments                                                             12,813
  Foreign Currency Translations                                               21
--------------------------------------------------------------------------------
NET ASSETS                                                            $  105,613
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 8,320,381 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                      $    12.69
================================================================================

(a)   Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
CVA   Certificaten Van Aandelen
GDR   Global Depositary Receipt
RNC   Non-Convertible Savings Shares

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

GLOBAL VALUE EQUITY PORTFOLIO

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                       CLASSIFICATION -- DECEMBER 31, 2003
                                   (UNAUDITED)

                                                                         PERCENT
                                                                 VALUE    OF NET
INDUSTRY                                                         (000)    ASSETS
--------------------------------------------------------------------------------
Aerospace & Defense                                         $    3,871       3.7%
Automobiles                                                      1,476       1.4
Beverages                                                        3,907       3.7
Capital Markets                                                  3,542       3.4
Chemicals                                                        2,479       2.3
Commercial Banks                                                 4,945       4.7
Communications Equipment                                         1,806       1.7
Computers & Peripherals                                          3,675       3.5
Construction Materials                                           2,008       1.9
Diversified Telecommunication Services                           6,546       6.2
Electric Utilities                                               1,484       1.4
Electrical Equipment                                             1,242       1.2
Food & Staples Retailing                                         1,645       1.6
Food Products                                                    5,194       4.9
Hotels, Restaurants & Leisure                                    1,005       1.0
Household Durables                                               3,633       3.4
Household Products                                               3,006       2.8
Insurance                                                        7,449       7.0
IT Services                                                      1,261       1.2
Leisure Equipment & Products                                     1,579       1.5
Media                                                            4,178       4.0
Metals & Mining                                                  1,936       1.8
Office Electronics                                               1,918       1.8
Oil & Gas                                                        6,624       6.3
Paper & Forest Products                                          2,807       2.7
Pharmaceuticals                                                 11,311      10.7
Real Estate                                                      1,685       1.6
Semiconductors & Semiconductor Equipment                         1,095       1.0
Tobacco                                                          3,104       2.9
Wireless Telecommunication Services                              1,822       1.7
Other                                                            7,275       6.9
--------------------------------------------------------------------------------
                                                            $  105,508      99.9%
================================================================================

    The accompanying notes are an integral part of the financial statements.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

GLOBAL VALUE EQUITY PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                     YEAR ENDED
                                                                                              DECEMBER 31, 2003
                                                                                                          (000)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $136 foreign taxes withheld)                                              $           2,025
  Interest                                                                                                   43
---------------------------------------------------------------------------------------------------------------
    Total Investment Income                                                                               2,068
---------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                                  668
  Administrative Fees                                                                                       215
  Shareholder Reporting Fees                                                                                 71
  Custodian Fees                                                                                             64
  Professional Fees                                                                                          27
  Directors' Fees and Expenses                                                                                3
  Interest Expense                                                                                            1
  Other                                                                                                      18
---------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                        1,067
---------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                          (106)
---------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                            961
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                              1,107
---------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                       (5,781)
  Foreign Currency Transactions                                                                            (151)
---------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                             (5,932)
---------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                            28,135
  Foreign Currency Translations                                                                              72
---------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)                                                 28,207
---------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          22,275
---------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $          23,382
===============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED           YEAR ENDED
                                                                         DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                     (000)                (000)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                           $           1,107    $             731
  Net Realized Gain (Loss)                                                          (5,932)              (1,595)
  Net Change in Unrealized Appreciation (Depreciation)                              28,207              (13,745)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                 23,382              (14,609)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                 --                 (978)
  Net Realized Gain                                                                     --                 (869)
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                 --               (1,847)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                                     84,507               73,352
  Distributions Reinvested                                                              --                1,848
  Redemptions                                                                      (78,456)             (52,986)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Capital Share Transactions                                                     6,051               22,214
---------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                           29,433                5,758
NET ASSETS:
  Beginning of Period                                                               76,180               70,422
---------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of)
    net investment income of $928 and $(28), respectively)               $         105,613    $          76,180
---------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Shares Subscribed                                                                8,198                6,503
    Shares Issued on Distributions Reinvested                                           --                  185
    Shares Redeemed                                                                 (7,620)              (4,752)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                              578                1,936
===============================================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

FINANCIAL HIGHLIGHTS

GLOBAL VALUE EQUITY PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                               2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     9.84   $   12.13   $   13.19   $   12.88   $   13.14
------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                      0.14#       0.10#       0.10        0.18        0.14
  Net Realized and Unrealized Gain (Loss)                           2.71       (2.15)      (1.03)       1.27        0.38
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                2.85       (2.05)      (0.93)       1.45        0.52
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               --       (0.13)      (0.13)      (0.27)      (0.16)
  Net Realized Gain                                                   --       (0.11)         --       (0.87)      (0.62)
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                               --       (0.24)      (0.13)      (1.14)      (0.78)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    12.69   $    9.84   $   12.13   $   13.19   $   12.88
========================================================================================================================
TOTAL RETURN ^                                                     28.96%     (16.87)%     (7.04)%     11.46%       4.10%
========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                             $  105,613   $  76,180   $  70,422   $  57,664   $  48,891
Ratio of Expenses to Average Net Assets                             1.15%       1.15%       1.15%       1.15%       1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets         1.33%       0.95%       0.87%       1.35%       1.10%
Portfolio Turnover Rate                                               65%         35%         35%         58%         40%
------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
    Expenses to Average Net Assets                                  1.28%       1.27%       1.28%       1.43%       1.48%
    Net Investment Income (Loss) to Average Net Assets              1.20%       0.83%       0.74%       1.07%       0.77%
------------------------------------------------------------------------------------------------------------------------

#    Per share amount is based on average shares outstanding
^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account.
     If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

    All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

    Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

    exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected as unrealized gains (losses) on Foreign Currency Translations on the Statement of Operations.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

    At December 31, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

    4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

    Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                   FROM $500
                  FIRST $500      MILLION TO      MORE THAN
                     MILLION      $1 BILLION      $1 BILLION
                  -------------------------------------------
                        0.80%           0.75%           0.70%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

Morgan Stanley Investment Management Limited, (the "Sub-Adviser" or "MSIM Limited") a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

                 2003 DISTRIBUTIONS            2002 DISTRIBUTIONS
                     PAID FROM:                    PAID FROM:
            ---------------------------    ---------------------------
               ORDINARY       LONG-TERM       ORDINARY       LONG-TERM
                 INCOME    CAPITAL GAIN         INCOME    CAPITAL GAIN
                  (000)           (000)          (000)           (000)
            ----------------------------------------------------------
               $     --       $      --    $       978    $        869

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                           UNDISTRIBUTED    UNDISTRIBUTED
                                ORDINARY        LONG-TERM
                                  INCOME     CAPITAL GAIN
                                   (000)            (000)
                           ------------------------------
                           $         931    $          --

At December 31, 2003, cost and gross unrealized appreciation and (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                                      NET
                                                             APPRECIATION
                   COST    APPRECIATION    DEPRECIATION    (DEPRECIATION)
                  (000)           (000)           (000)             (000)
             ------------------------------------------------------------
              $  97,708    $      9,491    $    (1,852)    $        7,639

At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $3,744,000 which will expire on December 31, 2011.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $227,000.

F. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $58,201,000 and $51,962,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

During the year ended December 31, 2003, the portfolio incurred $5,279 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.0%.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
GLOBAL VALUE EQUITY PORTFOLIO


We have audited the accompanying statement of net assets of the Global Value Equity Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global Value Equity Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                                TERM OF                                     NUMBER OF
                                                OFFICE AND                                  PORTFOLIOS IN
                                   POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF           HELD WITH    TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                           REGISTRANT   SERVED*     DURING PAST 5 YEARS             DIRECTOR**     BY DIRECTOR
---------------------------------  -----------  ----------  ------------------------------  -------------  ------------------------
Michael Bozic (62)                 Director     Director    Retired; Director or Trustee         208       Director of Weirton
c/o Kramer Levin Naftalis &                     since 2003  of the Retail Funds and the                    Steel Corporation.
Frankel LLP                                                 Institutional Funds; formerly
Counsel to the Independent                                  Vice Chairman of Kmart
Directors                                                   Corporation, Chairman and
919 Third Avenue                                            Chief Executive Officer of
New York, NY 10022                                          Levitz Furniture Corporation
                                                            and President and Chief
                                                            Executive Officer of Hills
                                                            Department Stores; formerly
                                                            variously Chairman, Chief
                                                            Executive Officer, President
                                                            and Chief Operating Officer of
                                                            the Sears Merchandise Group of
                                                            Sears, Roebuck & Co.

Edwin J. Garn (71)                 Director     Director    Director or Trustee of the           208       Director of Franklin
Summit Ventures LLC                             since 2003  Retail Funds and the                           Covey (time management
One Utah Center                                             Institutional Funds; member of                 systems), BMW Bank of
201 South Main Street                                       the Utah Regional Advisory                     North America, Inc.
Salt Lake City, UT 84111                                    Board of Pacific Corp.;                        (industrial loan
                                                            formerly United States Senator                 corporation), United
                                                            (R-Utah) and Chairman, Senate                  Space Alliance (joint
                                                            Banking Committee, Mayor of                    venture between Lockheed
                                                            Salt Lake City, Utah,                          Martin and The Boeing
                                                            Astronaut, Space Shuttle                       Company) and Nuskin Asia
                                                            Discovery and Vice Chairman,                   Pacific (multilevel
                                                            Huntsman Corporation (chemical                 marketing); member of the
                                                            company).                                      board of various civic
                                                                                                           and charitable
                                                                                                           organizations.

Wayne E. Hedien (69)               Director     Director    Retired; Director or Trustee         208       Director of the PMI Group
WEH Associates                                  since 2003  of the Retail Funds and the                    Inc. (private mortgage
5750 Old Orchard Road                                       Institutional Funds; formerly                  insurance); Trustee and
Suite 530                                                   associated with the Allstate                   Vice Chairman of the
Skokie, IL 60077                                            Companies, most recently as                    Field Museum of Natural
                                                            Chairman of The Allstate                       History; director of
                                                            Corporation and Chairman and                   various other business
                                                            Chief Executive Officer of its                 and charitable
                                                            wholly-owned subsidiary,                       organizations.
                                                            Allstate Insurance Company.

Dr. Manuel H. Johnson (54)         Director     Director    Chairman of the Audit                208       Director of NVR, Inc.
Johnson Smick International, Inc.               since 2003  Committee and Director or                      (home construction);
2099 Pennsylvania Avenue,                                   Trustee of the Retail Funds                    Chairman and Trustee of
NW Suite 950                                                and the Institutional Funds;                   the Financial Accounting
Washington, D.C. 20006                                      Senior Partner, Johnson Smick                  Foundation (oversight
                                                            International, Inc.                            organization of the
                                                            (consulting firm); Co-Chairman                 Financial Accounting
                                                            and a founder of the Group of                  Standards Board);
                                                            Seven Council (G7C), an                        Director of RBS Greenwich
                                                            international economic                         Capital Holdings
                                                            commission; formerly Vice                      (financial holdings
                                                            Chairman of the Board of                       company).
                                                            Governors of the Federal
                                                            Reserve System and Assistant
                                                            Secretary of the U.S.
                                                            Treasury.

Joseph J. Kearns (61)              Director     Director    Deputy Chairman of the Audit         209       Director of Electro Rent
Kearns & Associates LLC                         since 1994  Committee and Director or                      Corporation (equipment
PMB754                                                      Trustee of the Retail Funds                    leasing), The Ford Family
23852 Pacific Coast Hwy.                                    and the Institutional Funds;                   Foundation and the UCLA
Malibu, CA 90265                                            previously Chairman of the                     Foundation.
                                                            Audit Committee of the
                                                            Institutional Funds;
                                                            President, Kearns & Associates
                                                            LLC (investment consulting);
                                                            formerly CFO of The J. Paul
                                                            Getty Trust.

Michael Nugent (67)                Director     Director    Chairman of the Insurance            208       Director of various
Triumph Capital, L.P.                           since 2001  Committee and Director or                      business organizations.
445 Park Avenue, 10th Floor                                 Trustee of the Retail Funds
New York, NY 10022                                          and the Institutional Funds;
                                                            General Partner of Triumph
                                                            Capital, L.P., (private
                                                            investment partnership);
                                                            formerly Vice President,
                                                            Bankers Trust Company and BT
                                                            Capital Corporation.

Fergus Reid (71)                   Director     Director    Chairman of the Governance           209       Trustee and Director of
Lumelite Plastics                               since 2001  Committee and Director or                      certain investment
85 Charles Coleman Blvd.                                    Trustee of the Retail Funds                    companies in the JPMorgan
Pawling, NY 12564                                           and the Institutional Funds;                   Funds complex managed by
                                                            Chairman of Lumelite Plastics                  JP Morgan Investment
                                                            Corporation.                                   Management Inc.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                                TERM OF                                     NUMBER OF
                                                OFFICE AND                                  PORTFOLIOS IN
                                   POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF           HELD WITH    TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                           REGISTRANT   SERVED*     DURING PAST 5 YEARS             DIRECTOR**     BY DIRECTOR
---------------------------------  -----------  ----------  ------------------------------  -------------  ------------------------
Charles A. Fiumefreddo (70)        Chairman     Chairman    Chairman and Director or             208       None
Morgan Stanley Funds               and          and         Trustee of the Retail Funds
Harborside Financial Center        Director     Director    and the Institutional Funds;
Plaza Two 3rd Floor                             since       formerly Chief Executive
Jersey City, NJ 07311                           2003        Officer of the Retail Funds.

James F. Higgins (55)              Director     Director    Director or Trustee of the           208       Director of AXA
Morgan Stanley                                  since 2003  Retail Funds and the                           Financial, Inc. and The
Harborside Financial Center                                 Institutional Funds; Senior                    Equitable Life Assurance
Plaza Two 2nd Floor                                         Advisor of Morgan Stanley;                     Society of the United
Jersey City, NJ 07311                                       Director of Morgan Stanley                     States (financial
                                                            Distributors Inc. and Dean                     services).
                                                            Witter Realty Inc.; previously
                                                            President and Chief Operating
                                                            Officer of the Private Client
                                                            Group of Morgan Stanley and
                                                            President and Chief Operating
                                                            Officer of Individual
                                                            Securities of Morgan Stanley.

Philip J. Purcell (60)             Director     Director    Director or Trustee of the           208       Director of American
Morgan Stanley                                  since 2003  Retail Funds and the                           Airlines, Inc. and its
1585 Broadway 39th Floor                                    Institutional Funds; Chairman                  parent company, AMR
New York, NY 10036                                          of the Board of Directors and                  Corporation.
                                                            Chief Executive Officer of
                                                            Morgan Stanley and Morgan
                                                            Stanley DW Inc.; Director of
                                                            Morgan Stanley Distributors
                                                            Inc.; Chairman of the Board of
                                                            Directors and Chief Executive
                                                            Officer of Novus Credit
                                                            Services Inc.; Director and/or
                                                            officer of various Morgan
                                                            Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                            POSITION(S)      TERM OF OFFICE AND
                                            HELD WITH        LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER  REGISTRANT       SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------  ---------------  ------------------  --------------------------------------------------
Mitchell M. Merin (50)                      President        President since     President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                    2003                Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                           Director and Chief Executive Officer of Morgan
New York, NY 10020                                                               Stanley Investment Advisors Inc. and Morgan
                                                                                 Stanley Services Company Inc.; Chairman, Chief
                                                                                 Executive Officer and Director of Morgan Stanley
                                                                                 Distributors Inc.; Chairman and Director of Morgan
                                                                                 Stanley Trust; Director of various Morgan Stanley
                                                                                 subsidiaries; President of the Institutional Funds
                                                                                 and the Retail Funds; Trustee and President of the
                                                                                 Van Kampen Open-End and Closed-End funds.

Ronald E. Robison (64)                      Executive Vice   Executive Vice      Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.   President and    President and       Director of Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor      Principal        Principal           Inc.; Managing Director of Morgan Stanley & Co.
New York, NY 10020                          Executive        Executive Officer   Incorporated; Managing Director of Morgan Stanley;
                                            Officer          since 2003          Managing Director, Chief Administrative Officer
                                                                                 and Director of Morgan Stanley Investment Advisors
                                                                                 Inc. and Morgan Stanley Services Company Inc.;
                                                                                 Chief Executive Officer and Director of Morgan
                                                                                 Stanley Trust; Executive Vice President and
                                                                                 Principal Executive Officer of the Institutional
                                                                                 Funds and the Retail Funds; previously President
                                                                                 and Director of the Institutional Funds.

Barry Fink (48)                             Vice President   Vice President      General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                    since 2003          Stanley Investment Management; Managing Director,
1221 Avenue of the Americas 22nd Floor                                           Secretary and Director of Morgan Stanley
New York, NY 10020                                                               Investment Advisors Inc. and Morgan Stanley
                                                                                 Services Company Inc.; Assistant Secretary of
                                                                                 Morgan Stanley DW Inc.; Vice President and General
                                                                                 Counsel of the Retail Funds; Vice President of the
                                                                                 Institutional Funds; Vice President and Secretary
                                                                                 of Morgan Stanley Distributors Inc.; previously
                                                                                 Secretary of the Retail Funds; previously Vice
                                                                                 President and Assistant General Counsel of Morgan
                                                                                 Stanley Investment Advisors Inc. and Morgan
                                                                                 Stanley Services Company Inc.

Joseph J. McAlinden (60)                    Vice President   Vice President      Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                    since 2003          Morgan Stanley Investment Advisors Inc. and Morgan
1221 Avenue of the Americas 33rd Floor                                           Stanley Investment Management Inc.; Director of
New York, NY 10020                                                               Morgan Stanley Trust, Chief Investment Officer of
                                                                                 the Van Kampen Funds; Vice President of the
                                                                                 Institutional Funds and the Retail Funds.

Stefanie V. Chang (37)                      Vice President   Vice President      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    since 2001          Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                           Management Inc.; Vice President of the
New York, NY 10020                                                               Institutional Funds and the Retail Funds; formerly
                                                                                 practiced law with the New York law firm of Rogers
                                                                                 & Wells (now Clifford Chance US LLP).

James W. Garrett (35)                       Treasurer and    Treasurer since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.   Chief Financial  2002                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor      Officer          CFO since 2003      Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                               Officer of the Institutional Funds; previously
                                                                                 with Price Waterhouse LLP (now
                                                                                 PricewaterhouseCoopers LLP).

Michael J. Leary (38)                       Assistant        Assistant           Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.           Treasurer        Treasurer since     Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                            2003                (formerly Chase Global Funds Company); formerly
Boston, MA 02108                                                                 Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                         Secretary        Secretary since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    2001                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                           Management Inc.; Secretary of the Institutional
New York, NY 10020                                                               Funds and the Retail Funds; formerly practiced law
                                                                                 with the New York law firms of McDermott, Will &
                                                                                 Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                                 LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

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

                      (This page intentionally left blank.)

[MORGANSTANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003


HIGH YIELD PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Investment Overview (unaudited)

HIGH YIELD PORTFOLIO

PERFORMANCE COMPARED TO THE
CS FIRST BOSTON HIGH YIELD INDEX

                                                       TOTAL RETURNS(2)
                                                 ------------------------------
                                                              AVERAGE ANNUAL
                                                          ---------------------
                                                  ONE      FIVE           SINCE
                                                 YEAR     YEARS    INCEPTION(3)
-------------------------------------------------------------------------------
Portfolio                                        25.71%    1.29%          3.46%
Index(1)                                         27.94     6.44           6.43

(1) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on January 2, 1997.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION

MSUF HIGH YIELD
December 31, 2003

                                                                 CS FIRST BOSTON
                                               PORTFOLIO        HIGH YIELD INDEX
                                           -------------------------------------
1/2/97*                                         $ 10,000                $ 10,000
12/31/1997                                        11,353                  11,265
12/31/1998                                        11,898                  11,330
12/31/1999                                        12,743                  11,702
12/31/2000                                        11,393                  11,092
12/31/2001                                        10,868                  11,772
12/31/2002                                        10,093                  12,087
12/31/2003                                        12,688                  15,464

* Commenced operations on January 2, 1997

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Yields will fluctuate as market conditions change.

The High Yield Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities. High yield securities are rated below investment grade and are commonly referred to as "junk bonds". The Portfolio's average weighted maturity will ordinarily exceed five years. High yield fixed income securities are considered speculative, involve greater risk of default and tend to be more volatile than investment grade fixed income securities.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio had a total return of 25.71% compared to 27.94% for the CS First Boston High Yield Index (the "Index"). The Portfolio's 30-day SEC yield at December 31, 2003, was 6.00%.

FACTORS AFFECTING PERFORMANCE

- The rally in the high-yield market that began in October of 2002 not only continued, but accelerated throughout 2003 and this past year will go down in history as the second best year ever since the asset class developed in the mid-1980's.

- The large price appreciation experienced in the market was first driven by the perception of an improving economy early in the year, and later this perception became reality as the economy posted significant growth during the second half of the year. In addition, record inflows into the asset class left investors with large amounts of cash that easily absorbed the near-record amount of new issuance that occurred. Many high-yield mutual funds began the year with more conservative portfolios than the market benchmarks and this led to almost "frenzied" buying in the lowest rated segments of the market. Finally, corporate earnings improved significantly in 2003 and this aided in bringing down the number of defaults during the year as the Moody's issuer-based default rate fell from a high of 10.8% in January of 2002 to 5.3% in 2003.

- The spread of the Index tightened by 461 basis points during the year to close at 486 over U.S. Treasuries. In addition, the yield to maturity declined to 8.3% from 12.5% at the end of 2002.

- The price appreciation in lower-rated securities was exorbitant as CCC securities returned over 52% as compared to the good, but far lower 20% for BB rated securities. Wireless communications, utilities, telecom, and cable were the best performing industries with returns between 47% and 51%. Not coincidentally, these were the main sectors that had performed very poorly in 2001 and 2002. All industries posted positive returns during the year, but the lagging sectors were consumer products, food & drug, gaming/leisure, and forest products.

- Good security selection in metals, wireless communications, telecom, broadcasting, chemicals, and utilities were the main contributors to positive performance. In addition, our underweight to the consumer product sector added to performance as this sector lagged the overall market. On the negative side, our lower allocation to CCC rated securities, particularly in the second half of the year, detracted from relative returns. In

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Investment Overview (cont'd)

HIGH YIELD PORTFOLIO

     addition, our underweight to the utility sector hurt performance as this sector rebounded strongly from the poor performance experienced most of the previous year. Finally, our security selection in healthcare, technology and financials detracted from performance, which was mainly due to our selecting higher rated companies that lagged the larger returns of lower rated bonds.

MANAGEMENT STRATEGIES

- During the year using our bottom-up security selection, we increased our exposure to both utilities and consumer products, but remained underweight in both sectors, relative to the Index.

- We also increased our allocation to manufacturing and wireless communications where we found several companies that represented good value.

- The very large new issue calendar gave us many opportunities to initiate new positions, but we were very selective as many issues were either not priced attractively or did not have good fundamentals.

- We decreased our exposure to several sectors including financials, gaming, transportation, and metals. We sold several higher-quality positions in financials, gaming, and healthcare as we felt they may perform poorly in a rising interest rate environment due to their higher correlation to U.S. Treasuries.

- We also slightly decreased our exposure to CCC rated securities as we feel many were over-valued due to their extremely high price appreciation over the past fourteen months.

- At year-end, our main over-weighted sectors were in manufacturing, chemicals, housing, and wireless communications while our main sector underweights include utilities, consumer products, financials, aerospace, and services.

January 2004

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets

HIGH YIELD PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                VALUE
                                                                    (000)                (000)
----------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (91.9%)
BROADCASTING (2.7%)
  Granite Broadcasting Corp.
    9.75%, 12/1/10                                             $      195(c)          $    195
  Interep National Radio Sales, Inc.
    10.00%, 7/1/08                                                    291                  259
  Nextmedia Operating, Inc.
    10.75%, 7/1/11                                                    315                  360
  Salem Communications Holding Corp.
    9.00%, 7/1/11                                                     320                  350
  TV Azteca S.A. de C.V
    10.50%, 2/15/07                                                   420                  431
----------------------------------------------------------------------------------------------
                                                                                         1,595
==============================================================================================
CABLE (5.7%)
  Avalon Cable Holding Finance, Inc.
    11.875%, 12/1/08                                                   76                   80
  Charter Communications Holdings LLC/Capital Corp.
    0.00%, 1/15/11                                                    203(b)               152
    0.00%, 5/15/11                                                     40(b)                27
    9.625%, 11/15/09                                                  110                   97
    10.25%, 1/15/10                                                   269                  242
    10.75%, 10/1/09                                                   185                  171
  CSC Holdings, Inc.
    7.25%, 7/15/08                                                     90                   94
    8.125%, 7/15/09                                                   175                  189
    9.875%, 2/15/13                                                   175                  184
    10.50%, 5/15/16                                                    60                   69
  DirecTV Holdings LLC
    8.375%, 3/15/13                                                   320                  373
  Echostar DBS Corp.
    6.375%, 10/1/11                                                   470(c)               484
    9.375%, 2/1/09                                                    330                  347
  Pegasus Communications Corp.
    9.75%, 12/1/06                                                     62                   57
    12.50%, 8/1/07                                                     62                   59
  Pegasus Satellite Communications, Inc.
    0.00%, 3/1/07                                                      60(b)                51
    12.375%, 8/1/06                                                    25                   24
  Renaissance Media Group LLC
    10.00%, 4/15/08                                                   150                  156
  Satelites Mexicanos S.A. de C.V.,
    10.125%, 11/1/04                                                  525(a)               239
  Telenet Communications N.V
    9.00%, 12/15/13                                          EUR      205(c)               267
  Telenet Group Holding N.V
    0.00%, 6/15/14                                             $       90(b)                57
----------------------------------------------------------------------------------------------
                                                                                         3,419
==============================================================================================
CHEMICALS (6.9%)
  Avecia Group plc
    11.00%, 7/1/09                                                    295                  267
  Equistar Chemicals LP/Equistar Funding Corp.
    10.125%, 9/1/08                                                   272                  299
    10.625%, 5/1/11                                                   135                  150
  FMC Corp.
    10.25%, 11/1/09                                            $      128             $    150
  Huntsman Advanced Materials LLC
    11.00%, 7/15/10                                                   125(c)               139
  Huntsman International LLC
    10.125%, 7/1/09                                                   358                  371
    10.125%, 7/1/09                                          EUR      105                  129
  ISP Holdings, Inc.
    10.625%, 12/15/09                                          $      452                  499
  Koppers, Inc.
    9.875%, 10/15/13                                                   95(c)               105
  KRATON Polymers LLC/Capital Corp.
    8.125%, 1/15/14                                                    50(c)                52
  Messer Griesheim GmbH
    10.375%, 6/1/11                                          EUR      320                  469
  Millennium America, Inc.
    7.00%, 11/15/06                                            $       90                   93
    9.25%, 6/15/08                                                    325                  355
  Nalco Co.
    7.75%, 11/15/11                                                   360(c)               387
  Rhodia S.A
    8.875%, 6/1/11                                                    315(c)               291
  Rockwood Specialties Group, Inc.
    10.625%, 5/15/11                                                  210(c)               235
  Westlake Chemical Corp.
    8.75%, 7/15/11                                                    145(c)               160
----------------------------------------------------------------------------------------------
                                                                                         4,151
==============================================================================================
CONSUMER PRODUCTS (1.6%)
  Oxford Industries, Inc.
    8.875%, 6/1/11                                                    130(c)               143
  Rayovac Corp.
    8.50%, 10/1/13                                                    205                  218
  Safilo Capital International S.A
    9.625%, 5/15/13                                          EUR      355(c)               384
  Simmons Co.
    7.875%, 1/15/14                                            $       70(c)                71
  Tempur-Pedic, Inc./Tempur Production USA, Inc.
    10.25%, 8/15/10                                                   133(c)               149
----------------------------------------------------------------------------------------------
                                                                                           965
==============================================================================================
DIVERSIFIED MEDIA (6.2%)
  Advanstar Communications, Inc.
    8.68%, 8/15/08                                                    464(c),(f)           489
    10.75%, 8/15/10                                                    55(c)                60
  Alliance Atlantis Communications, Inc.
    13.00%, 12/15/09                                                  324                  371
  Dex Media East LLC/Dex Media East Finance Co.
    12.125%, 11/15/12                                                 225                  278
  Dex Media, Inc.
    0.00%, 11/15/13                                                   435(b),(c)           309
  Dex Media West LLC/Dex Media West Finance Co.
    9.875%, 8/15/13                                                   225(c)               263
  Hollinger Participation Trust, PIK
    12.125%, 11/15/10                                                 387(c)               462

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets (cont'd)

HIGH YIELD PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                VALUE
                                                                    (000)                (000)
----------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA (CONT'D)
  Muzak LLC/Muzak Finance Corp.
    9.875%, 3/15/09                                            $      278             $    270
    10.00%, 2/15/09                                                   205                  219
  Nexstar Finance, Inc.
    7.00%, 1/15/14                                                    115(c)               116
  PEI Holdings, Inc.
    11.00%, 3/15/10                                                   115                  134
  Primedia, Inc.
    8.875%, 5/15/11                                                   340                  360
  Vivendi Universal S.A
    6.25%, 7/15/08                                                    125(c)               133
    9.25%, 4/15/10                                                    240(c)               286
----------------------------------------------------------------------------------------------
                                                                                         3,750
==============================================================================================
ENERGY (7.9%)
  BRL Universal Equipment 2001 A LP
    8.875%, 2/15/08                                                   365                  394
  Chesapeake Energy Corp.
    7.50%, 9/15/13                                                    525                  571
  Citgo Petroleum Corp.
    11.375%, 2/1/11                                                   135                  157
  El Paso Production Holding Co.
    7.75%, 6/1/13                                                     415(c)               411
  GulfTerra Energy Partners LP
    8.50%, 6/1/10                                                      68                   78
  GulfTerra Energy Partners LP/
    GulfTerra Energy Finance Corp.
    10.625%, 12/1/12                                                  216                  269
  Hanover Compressor Co.
    8.625%, 12/15/10                                                   85                   89
  Hanover Equipment Trust
    8.50%, 9/1/08                                                     205                  218
    8.75%, 9/1/11                                                     145                  154
  Hilcorp Energy I LP/Hilcorp Finance Co.
    10.50%, 9/1/10                                                    305(c)               336
  Husky Oil Ltd.
    8.90%, 8/15/28                                                    329(f)               382
  Magnum Hunter Resources, Inc.
    9.60%, 3/15/12                                                    157                  179
  MSW Energy Holdings LLC/
    MSW Energy Finance Co., Inc.
    7.375%, 9/1/10                                                    270(c)               284
    8.50%, 9/1/10                                                      55(c)                60
  Pemex Project Funding Master Trust
    8.625%, 2/1/22                                                    150                  167
    9.125%, 10/13/10                                                  125                  149
  Tesoro Petroleum Corp.
    9.00%, 7/1/08                                                     140                  146
    9.625%, 4/1/12                                                    164                  180
  Vintage Petroleum, Inc.
    7.875%, 5/15/11                                                   165                  175
    9.75%, 6/30/09                                                    315                  333
----------------------------------------------------------------------------------------------
                                                                                         4,732
==============================================================================================
FINANCIAL (0.6%)
  iStar Financial, Inc.
    8.75%, 8/15/08                                             $      290             $    337
----------------------------------------------------------------------------------------------
FOOD AND DRUG (1.5%)
  CA FM Lease Trust
    8.50%, 7/15/17                                                    251(c)               283
  Couche-Tard US LP/Couche-Tard Finance Corp.
    7.50%, 12/15/13                                                    80(c)                84
  Delhaize America, Inc.
    8.125%, 4/15/11                                                   435                  503
----------------------------------------------------------------------------------------------
                                                                                           870
==============================================================================================
FOOD/TOBACCO (3.5%)
  Altria Group, Inc.
    7.00%, 11/4/13                                                    370                  395
  Michael Foods, Inc.
    8.00%, 11/15/13                                                   230(c)               241
  National Beef Packing Co. LLC/NB Finance Corp.
    10.50%, 8/1/11                                                    145(c)               150
  Pilgrim's Pride Corp.
    9.625%, 9/15/11                                                   495                  547
  PPC Escrow Corp.
    9.25%, 11/15/13                                                   160(c)               166
  Smithfield Foods, Inc.
    7.625%, 2/15/08                                                   500                  508
  8.00%, 10/15/09                                                      75                   80
----------------------------------------------------------------------------------------------
                                                                                         2,087
==============================================================================================
FOREST PRODUCTS (6.3%)
  Abitibi-Consolidated, Inc.
    6.00%, 6/20/13                                                    330                  317
    8.55%, 8/1/10                                                      50                   56
  Georgia Pacific Corp.
    8.875%, 2/1/10                                                    500                  573
  Graphic Packaging International Corp
    9.50%, 8/15/13                                                    355(c)               394
  JSG Funding plc
    9.625%, 10/1/12                                                    35                   39
    10.125%, 10/1/12                                         EUR      312                  445
  Norampac, Inc.
    6.75%, 6/1/13                                              $      150                  157
  Owens-Brockway
    7.75%, 5/15/11                                                     25                   27
  Owens-Illinois, Inc.
    7.35%, 5/15/08                                                    325                  335
    7.50%, 5/15/10                                                    335                  346
  Pliant Corp.
    13.00%, 6/1/10                                                    266                  244
  Tekni-Plex, Inc.
    8.75%, 11/15/13                                                   130(c)               136
    12.75%, 6/15/10                                                   274                  301
  Tembec Industries, Inc.
    7.75%, 3/15/12                                                    255                  255
    8.50%, 2/1/11                                                     150                  156
----------------------------------------------------------------------------------------------
                                                                                         3,781
==============================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets (cont'd)

HIGH YIELD PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                VALUE
                                                                    (000)                (000)
----------------------------------------------------------------------------------------------
GAMING/LEISURE (6.8%)
  Harrah's Operating Co., Inc.
    7.875%, 12/15/05                                           $      370             $    403
  Hilton Hotels Corp.
    7.625%, 12/1/12                                                   125                  141
    7.95%, 4/15/07                                                    243                  271
  HMH Properties, Inc., Series B
    7.875%, 8/1/08                                                     16                   17
  Horseshoe Gaming Holding Corp.
    8.625%, 5/15/09                                                   395                  420
  Host Marriott LP
    7.125%, 11/1/13                                                   410(c)               420
  Lodgenet Entertainment Corp.
    9.50%, 6/15/13                                                    180                  198
  MGM Mirage
    6.00%, 10/1/09                                                    490                  506
  Park Place Entertainment Corp.
    7.00%, 4/15/13                                                    150                  161
    7.875%, 12/15/05                                                  115                  123
    9.375%, 2/15/07                                                   233                  264
  Starwood Hotels & Resorts Worldwide, Inc.
    7.375%, 5/1/07                                                     85                   92
    7.875%, 5/1/12                                                    307                  347
  Station Casinos, Inc.
    8.375%, 2/15/08                                                   120                  129
    8.875%, 12/1/08                                                   320                  333
  Venetian Casino Resort LLC
    11.00%, 6/15/10                                                   194                  226
----------------------------------------------------------------------------------------------
                                                                                         4,051
==============================================================================================
HEALTHCARE (4.6%)
  AmerisourceBergen Corp.
    8.125%, 9/1/08                                                    423                  479
  Fisher Scientific International
    8.125%, 5/1/12                                                    296                  319
  Fresenius Medical Care Capital Trust II
    7.875%, 2/1/08                                                    450                  482
  HCA, Inc.
    7.19%, 11/15/15                                                    65                   70
    7.58%, 9/15/25                                                     35                   37
    7.69%, 6/15/25                                                     90                   95
    8.75%, 9/1/10                                                     271                  323
  Manor Care, Inc. (Old)
    7.50%, 6/15/06                                                     30                   33
    8.00%, 3/1/08                                                      81                   92
  Medco Health Solutions, Inc.
    7.25%, 8/15/13                                                    130                  142
  National Nephrology Associates, Inc.
    9.00%, 11/1/11                                                     55(c)                58
  Omnicare, Inc.
    8.125%, 3/15/11                                                   162                  178
  Tenet Healthcare Corp.
    6.50%, 6/1/12                                                     268                  258
    7.375%, 2/1/13                                                    170                  172
----------------------------------------------------------------------------------------------
                                                                                         2,738
==============================================================================================
HOUSING (5.3%)
  CB Richard Ellis Services, Inc.
    11.25%, 6/15/11                                            $      295             $    335
  CBRE Escrow, Inc.
    9.75%, 5/15/10                                                    120(c)               134
  Jacuzzi Brands, Inc.
    9.625%, 7/1/10                                                    370(c)               409
  LNR Property Corp.
    7.25%, 10/15/13                                                   130(c)               133
    7.625%, 7/15/13                                                   390                  412
  Louisiana Pacific Corp.
    8.875%, 8/15/10                                                    45                   53
    10.875%, 11/15/08                                                 146                  174
  Meritage Corp.
    9.75%, 6/1/11                                                     105                  118
  Nortek Holdings, Inc.
    0.00%, 5/15/11                                                    695(b),(c)           506
    9.25%, 3/15/07                                                     56                   58
  Schuler Homes, Inc.
    9.375%, 7/15/09                                                   300                  339
  Technical Olympic USA, Inc.
    9.00%, 7/1/10                                                     211                  228
    10.375%, 7/1/12                                                   266                  300
----------------------------------------------------------------------------------------------
                                                                                         3,199
==============================================================================================
INFORMATION TECHNOLOGY (2.8%)
  Avaya, Inc.
    11.125%, 4/1/09                                                   345                  405
  Fairchild Semiconductor International, Inc.
    10.50%, 2/1/09                                                    150                  168
  Iron Mountain, Inc.
    7.75%, 1/15/15                                                    186                  196
    8.625%, 4/1/13                                                    295                  320
  Rhythms NetConnections, Inc.
    13.50%, 5/15/08                                                   850(a),(d)            --@
    14.00%, 2/15/10                                                   486(a),(d)            --@
  Xerox Capital Europe plc
    5.875%, 5/15/04                                                   180                  183
  Xerox Corp.
    7.125%, 6/15/10                                                   365                  392
----------------------------------------------------------------------------------------------
                                                                                         1,664
==============================================================================================
MANUFACTURING (4.2%)
  ABB Finance, Inc.
    6.75%, 6/3/04                                                      50                   48
  ABB International Finance Ltd.
    11.00%, 1/15/08                                          EUR      175                  249
  Brand Services, Inc.
    12.00%, 10/15/12                                           $      122                  142
  Flowserve Corp.
    12.25%, 8/15/10                                                   233                  271
  Johnsondiversey, Inc.
    9.625%, 5/15/12                                                   244                  273
    9.625%, 5/15/12                                          EUR      112                  156

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets (cont'd)

HIGH YIELD PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                VALUE
                                                                    (000)                (000)
----------------------------------------------------------------------------------------------
MANUFACTURING (CONT'D)
  Manitowoc Co., Inc. (The)
    10.375%, 5/15/11                                         EUR      304             $    424
    10.50%, 8/1/12                                             $       75                   86
  NMHG Holding Co.
    10.00%, 5/15/09                                                   154                  171
  Trimas Corp.
    9.875%, 6/15/12                                                   276                  289
  Tyco International Group S.A
    6.75%, 2/15/11                                                    378                  415
----------------------------------------------------------------------------------------------
                                                                                         2,524
==============================================================================================
METALS (1.5%)
  General Cable Corp.
    9.50%, 11/15/10                                                   145(c)               156
  Glencore Nickel Property Ltd.
    9.00%, 12/1/14                                                    110(a),(d)            --@
  Murrin Murrin Holdings Ltd.
    9.375%, 8/31/07                                                   730(a),(d)            --@
  Republic Engineered Products LLC
    10.00%, 8/16/09                                                    59(a)                25
  Republic Technologies International LLC/RTI Capital Corp.
    13.75%, 7/15/09                                                   315(a),(d)             3
  Ucar Finance, Inc.
    10.25%, 2/15/12                                                   277                  320
  United States Steel Corp.
    9.75%, 5/15/10                                                    375                  424
----------------------------------------------------------------------------------------------
                                                                                           928
==============================================================================================
RETAIL (2.0%)
  General Nutrition Cos., Inc.
    8.50%, 12/1/10                                                    200(c)               206
  J.C. Penney Co., Inc. (New)
    6.875%, 10/15/15                                                   30                   32
    7.60%, 4/1/07                                                      40                   44
    7.95%, 4/1/17                                                     155                  177
    8.00%, 3/1/10                                                     125                  144
    9.00%, 8/1/12                                                     161                  194
  Payless ShoeSource, Inc.
    8.25%, 8/1/13                                                     420                  406
----------------------------------------------------------------------------------------------
                                                                                         1,203
==============================================================================================
SERVICE (3.8%)
  Allied Waste North America
    7.875%, 4/15/13                                                   285                  310
    8.875%, 4/1/08                                                    445                  500
  Encompass Services Corp.
    10.50%, 5/1/09                                                    165(a),(d)            --@
  United Rentals North America, Inc.
    7.75%, 11/15/13                                                   280(c)               287
  Waste Management, Inc.
    7.125%, 10/1/07 - 12/15/17                                      1,055                1,187
  Waste Management, Inc. (Old)
    7.65%, 3/15/11                                                      5                    6
----------------------------------------------------------------------------------------------
                                                                                         2,290
==============================================================================================
SOVEREIGN (0.6%)
  Republic of Colombia
    9.75%, 4/23/09                                             $      120             $    133
  United Mexican States
    8.375%, 1/14/11                                                   200                  238
----------------------------------------------------------------------------------------------
                                                                                           371
==============================================================================================
TELECOMMUNICATIONS (2.9%)
  AXtel S.A
    11.00%, 12/15/13                                                  325(c)               333
  Esprit Telecom Group
    11.00%, 6/15/08                                          DEM      307(a),(d)            --@
  Exodus Communications, Inc.
    11.625%, 7/15/10                                           $      445(a,d)              --@
  Knology, Inc., PIK
    12.00%, 11/30/09                                                  314(c)               315
  Primus Telecommunications GP
    11.25%, 1/15/09                                                   230                  245
  Qwest Corp.
    5.625%, 11/15/08                                                  190                  189
    6.625%, 9/15/05                                                   240                  250
  Qwest Services Corp.
    13.00%, 12/15/07                                                  345(c)               407
  Viatel, Inc.
    12.50%, 4/15/08                                                   715(a),(d)            --@
----------------------------------------------------------------------------------------------
                                                                                         1,739
==============================================================================================
TRANSPORTATION (4.3%)
  Amsted Industries
    10.25%, 10/15/11                                                  270(c)               300
  Autonation, Inc.
    9.00%, 8/1/08                                                     281                  323
  Intermet Corp.
    9.75%, 6/15/09                                                    292                  300
  Laidlaw International, Inc.
    10.75%, 6/15/11                                                   380(c)               431
  Lear Corp.
    8.11%, 5/15/09                                                    371                  438
  Sonic Automotive, Inc.
    8.625%, 8/15/13                                                   270                  286
    8.625%, 8/15/13                                                   110(c)               117
  TRW Automotive, Inc.
    9.375%, 2/15/13                                                   360                  413
----------------------------------------------------------------------------------------------
                                                                                         2,608
==============================================================================================
UTILITIES (6.4%)
  AES Corp.
    8.875%, 2/15/11                                                    30                   33
    9.00%, 5/15/15                                                    285(c)               323
    9.375%, 9/15/10                                                    40                   45
  Allegheny Energy, Inc.
    7.75%, 8/1/05                                                     185                  188
  Calpine Corp.
    8.50%, 7/15/10                                                    160(c)               157
    8.50%, 2/15/11                                                    276                  220

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets (cont'd)

HIGH YIELD PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                VALUE
                                                                    (000)                (000)
----------------------------------------------------------------------------------------------
UTILITIES (CONT'D)
  CMS Energy Corp.
    7.50%, 1/15/09                                             $      105             $    109
    8.50%, 4/15/11                                                    195                  212
  Dynegy Holdings, Inc.
    6.875%, 4/1/11                                                    320                  296
    9.875%, 7/15/10                                                   280(c)               316
  Ipalco Enterprises, Inc.
    8.625%, 11/14/11                                                   85                   95
  Monongahela Power Co.
    5.00%, 10/1/06                                                    265                  271
  Nevada Power Co.
    9.00%, 8/15/13                                                    280(c)               311
  Northwest Pipeline Corp.
    8.125%, 3/1/10                                                     55                   61
  PG&E Corp.
    6.875%, 7/15/08                                                   140(c)               152
  PSEG Energy Holdings LLC
    7.75%, 4/16/07                                                     25                   27
    8.625%, 2/15/08                                                   233                  255
  Southern Natural Gas Co.
    8.875%, 3/15/10                                                   110                  124
  Transcontinental Gas Pipe Line Corp.
    8.875%, 7/15/12                                                    90                  107
  Williams Cos., Inc.
    6.75%, 1/15/06                                                     50(f)                52
    7.875%, 9/1/21                                                    470                  498
----------------------------------------------------------------------------------------------
                                                                                         3,852
==============================================================================================
WIRELESS COMMUNICATIONS (3.8%)
  American Tower Corp.
    9.375%, 2/1/09                                                    220                  235
  Dobson Communications Corp.
    10.875%, 7/1/10                                                   235                  257
  MetroPCS, Inc.
    10.75%, 10/1/11                                                   330(c)               330
  Nextel Communications, Inc.
    9.375%, 11/15/09                                                  625                  684
  Nextel Partners, Inc.
    11.00%, 3/15/10                                                   255                  283
  SBA Communications Corp.
    0.00%, 12/15/11                                                   170(b),(c)           121
    10.25%, 2/1/09                                                    293                  289
    12.00%, 3/1/08                                                     70                   77
----------------------------------------------------------------------------------------------
                                                                                         2,276
==============================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $52,903)                                          55,130
==============================================================================================

                                                                   SHARES
----------------------------------------------------------------------------------------------
COMMON STOCKS (0.4%)
BROADCASTING (0.0%)
  Paxson Communications Corp.                                      69,852(d),(e)            --@
  Paxson Communications Corp.                                      54,950(c),(d),(e)        --@
----------------------------------------------------------------------------------------------
                                                                                            --@
==============================================================================================
TELECOMMUNICATIONS (0.2%)
  Song Networks Holding AB                                         14,270(e)               134
----------------------------------------------------------------------------------------------

                                                                                         VALUE
                                                                   SHARES                (000)
----------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (0.2%)
  Motient Corp.                                                    22,702(e)          $     92
----------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $281)                                                          226
==============================================================================================
PREFERRED STOCKS (2.5%)
BROADCASTING (0.6%)
  Paxson Communications Corp., PIK,
    9.75%                                                               6(c)                48
  Paxson Communications Corp., PIK,
    14.25%                                                             36                  331
----------------------------------------------------------------------------------------------
                                                                                           379
==============================================================================================
TELECOMMUNICATIONS (0.0%)
  Song Networks Holding AB                                          3,840(d),(e),(f)        18
----------------------------------------------------------------------------------------------
UTILITIES (1.0%)
  TNP Enterprises, Inc., PIK, 14.50%                                  565                  610
----------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (0.9%)
  Dobson Communications Corp., 6.00%                                  478(c)                86
  Dobson Communications Corp., PIK,
    13.00%                                                            394(c)               424
----------------------------------------------------------------------------------------------
                                                                                           510
==============================================================================================
  TOTAL PREFERRED STOCKS (COST $858)                                                     1,517
==============================================================================================

                                                                   NO. OF
                                                                 WARRANTS
----------------------------------------------------------------------------------------------
WARRANTS (0.9%)
METALS (0.0%)
  Republic Technologies International LLC,
    expiring 7/15/09                                                3,150(c),(d),(e)        --@
----------------------------------------------------------------------------------------------
UTILITIES (0.0%)
  SW Acquisition LP, expiring 4/1/11                                  570(c),(e)             1
----------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (0.9%)
  American Tower Corp., expiring 10/15/09                         520,000(e)               525
  Occidente y Caribe, expiring 3/15/04                             36,050(d),(e)            --@
----------------------------------------------------------------------------------------------
                                                                                           525
==============================================================================================
  TOTAL WARRANTS (COST $463)                                                               526
==============================================================================================

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%)
REPURCHASE AGREEMENT (2.6%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $1,563                                    $    1,563(g)             1,563
----------------------------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.2%)
  U.S. Treasury Bill
    0.89%, 1/15/04                                                    130(h)               130
----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $1,693)                                             1,693
==============================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets (cont'd)

HIGH YIELD PORTFOLIO

                                                                                         VALUE
                                                                                         (000)
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.5%) (COST $56,198)                                              $ 59,092
==============================================================================================

                                                                   AMOUNT
                                                                    (000)
----------------------------------------------------------------------------------------------
OTHER ASSETS (2.1%)
  Interest Receivable                                          $    1,143
  Receivable for Investments Sold                                      82
  Receivable for Portfolio Shares Sold                                 36
  Other                                                                 2                1,263
==============================================================================================
LIABILITIES (-0.6%)
  Net Unrealized Depreciation on
    Foreign Currency Exchange Contracts                              (139)
  Investment Advisory Fees Payable                                    (61)
  Overdraft Payable                                                   (56)
  Payable for Portfolio Shares Redeemed                               (18)
  Administrative Fees Payable                                         (14)
  Due to Broker                                                        (4)
  Directors' Fees and Expenses Payable                                 (3)
  Custodian Fees Payable                                               (3)
  Other Liabilities                                                   (35)                (333)
==============================================================================================
NET ASSETS (100%)                                                                     $ 60,022
==============================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                       $ 79,790
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                  3,411
Accumulated Net Realized Gain (Loss)                                                   (25,923)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                            2,894
  Foreign Currency Exchange Contracts and Translations                                    (135)
  Futures Contracts                                                                        (15)
----------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 60,022
==============================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 8,472,468 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                            $   7.08
==============================================================================================

(a)    Security is in default.
(b) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2003. Maturity date disclosed is the ultimate maturity date.
(c)    144A Security - certain conditions for public sale may exist.
(d) Security valued at fair value - see note A-1 to financial statements. At December 31, 2003, the Portfolio held $21,000 of fair valued securities, representing less than 0.05% of net assets.
(e)    Non-income producing security.
(f) Variable/Floating Rate Security -- Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on December 31, 2003.
(g) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) A portion of the security was pledged to cover margin requirements for futures contracts.

@      Value is less than $500.
DEM    German Mark
EUR    Euro
PIK Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                      NET
   CURRENCY                                 IN                     UNREALIZED
      TO                                 EXCHANGE                 APPRECIATION
   DELIVER       VALUE      SETTLEMENT     FOR        VALUE      (DEPRECIATION)
    (000)        (000)         DATE       (000)       (000)          (000)
------------------------------------------------------------------------------
EUR    615     $   773        1/26/04    US$  737    $   737          $  (36)
EUR    515         647        1/26/04    US$  609        609             (38)
EUR    630         792        1/26/04    US$  742        742             (50)
EUR     80         101        1/26/04    US$   94         94              (7)
EUR    150         188        1/26/04    US$  182        182              (6)
SEK    750         104        3/19/04    US$  102        102              (2)
               -------                               -------          ------
               $ 2,605                               $ 2,466          $ (139)
               =======                               =======          ======

SEK -- Swedish Krona


FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                       NET
                                                                   UNREALIZED
                               NUMBER                             APPRECIATION
                                 OF        VALUE    EXPIRATION    (DEPRECIATION)
                              CONTRACTS    (000)       DATE           (000)
-------------------------------------------------------------------------------
SHORT:
  5 Year U.S.
    Treasury Note               20        $ 2,233      Mar-04         $ (10)
  10 Year U.S.
    Treasury Note                9          1,010      Mar-04            (5)
-------------------------------------------------------------------------------
                                                                      $ (15)
===============================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

HIGH YIELD PORTFOLIO

Statement of Operations

                                                                                                 YEAR ENDED
                                                                                          DECEMBER 31, 2003
                                                                                                      (000)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                                         $  4,429
  Dividends                                                                                              38
-----------------------------------------------------------------------------------------------------------
    Total Investment Income                                                                           4,467
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                              260
  Administrative Fees                                                                                   136
  Shareholder Reporting Fees                                                                             73
  Professional Fees                                                                                      24
  Custodian Fees                                                                                         23
  Directors' Fees and Expenses                                                                            2
  Other                                                                                                  12
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                      530
-----------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                      (114)
-----------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                        416
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 4,051
-----------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                   (6,867)
  Foreign Currency Transactions                                                                        (306)
  Futures Contracts                                                                                    (114)
-----------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                         (7,287)
-----------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                        14,669
  Foreign Currency Exchange Contracts and Translations                                                  (13)
  Futures Contracts                                                                                     167
-----------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)                                             14,823
-----------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       7,536
-----------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                $ 11,587
===========================================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

HIGH YIELD PORTFOLIO

Statement of Changes in Net Assets

                                                                                                   YEAR ENDED          YEAR ENDED
                                                                                            DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                                                        (000)               (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                            $    4,051          $   4 ,044
  Net Realized Gain (Loss)                                                                             (7,287)            (16,667)
  Net Change in Unrealized Appreciation (Depreciation)                                                 14,823               9,115
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                    11,587              (3,508)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                                    --              (3,962)
  Return of Capital                                                                                        --                 (79)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                                    --              (4,041)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                                                           21,938              20,354
  Distributions Reinvested                                                                                 --               4,041
  Redeemed                                                                                            (14,855)            (27,916)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                     7,083              (3,521)
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                              18,670             (11,070)
NET ASSETS:
  Beginning of Period                                                                                  41,352              52,422
---------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of)
    net investment income of $3,411 and $(334), respectively)                                      $   60,022          $   41,352
---------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Shares Subscribed                                                                                   3,463               3,146
    Shares Issued on Distributions Reinvested                                                              --                 717
    Shares Redeemed                                                                                    (2,326)             (4,317)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                                               1,137                (454)
=================================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Financial Highlights

HIGH YIELD PORTFOLIO

                                                                                   YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2003          2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  5 .64      $   6.73       $   7.96       $  10.24       $  10.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.50#         0.57#          0.87           1.10           0.80
  Net Realized and Unrealized Gain (Loss)                         0.94         (1.05)         (1.24)         (2.18)         (0.07)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              1.44         (0.48)         (0.37)         (1.08)          0.73
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                             --         (0.60)         (0.86)         (1.20)         (0.84)
  Return of Capital                                                 --         (0.01)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             --         (0.61)         (0.86)         (1.20)         (0.84)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   7.08      $   5.64       $   6.73       $   7.96       $  10.24
=================================================================================================================================
TOTAL RETURN +/-                                                 25.71%        (7.13)%        (4.61)%       (10.59)%         7.10%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                             $ 60,022      $ 41,352       $ 52,422       $ 53,670       $ 59,840
Ratio of Expenses to Average Net Assets                           0.80%         0.80%          0.80%          0.80%          0.80%
Ratio of Net Investment Income to Average Net Assets              7.79%         8.95%         10.78%         11.10%          8.70%
Portfolio Turnover Rate                                             63%           73%            47%            37%            28%
---------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
    Expenses to Average Net Assets                                1.02%         0.99%          0.83%          1.04%          1.11%
    Net Investment Income to Average Net Assets                   7.57%         8.76%         10.75%         10.86%          8.40%
---------------------------------------------------------------------------------------------------------------------------------

#      Per share amount is based on average shares outstanding
+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Portfolios may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Notes to Financial Statements (cont'd)

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investment transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

   At December 31, 2003 the net assets of the Portfolio were partially comprised of foreign denominated securities. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. FUTURES: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

   The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Notes to Financial Statements (cont'd)

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                      FROM $500
                   FIRST $500        MILLION TO      MORE THAN
                      MILLION        $1 BILLION     $1 BILLION
                   ----------        ----------     ----------
                         0.50%             0.45%          0.40%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

                2003 DISTRIBUTIONS         2002 DISTRIBUTIONS
                    PAID FROM:                 PAID FROM:
             ------------------------    ----------------------
             ORDINARY       RETURN OF    ORDINARY     RETURN OF
               INCOME         CAPITAL      INCOME       CAPITAL
                (000)           (000)       (000)         (000)
             --------------------------------------------------
                $ --            $ --     $ 3,962          $ 79

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                      UNDISTRIBUTED       UNDISTRIBUTED
                           ORDINARY           LONG-TERM
                             INCOME        CAPITAL GAIN
                              (000)               (000)
                      -------------       -------------
                            $ 3,863                $ --

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Notes to Financial Statements (cont'd)

investments of the Portfolio (excluding foreign currency if applicable) were:

                                                        NET
                                               APPRECIATION
          COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
         (000)          (000)         (000)           (000)
   --------------------------------------------------------
      $ 56,261        $ 5,878     $ (3,047)         $ 2,831

At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $24,553,000 of which $357,000 will expire on December 31, 2007, $918,000 will expire on December 31, 2008, $1,275,000 will expire on December 31, 2009, $9,828,000 will expire on December 31, 2010 and $12,175,000 will expire on December 31, 2011.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004 for U.S. Federal income tax purposes, post-October capital losses of $955,000, and post-October currency losses of $40,000.

F. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $39,866,000 and $30,393,000, respectively. For the year ended December 31, 2003, there were no purchases and sales of long-term U.S. Government securities.

At December 31, 2003, a substantial portion of the Portfolio's investments consist of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the statement of net assets and the differences could be material.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 56.9%.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003


Report of Ernst & Young LLP, Independent Auditors


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
HIGH YIELD PORTFOLIO


We have audited the accompanying statement of net assets of the High Yield Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the High Yield Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                      /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (unaudited)

Independent Directors:

                                         TERM OF                                             NUMBER OF
                                         OFFICE AND                                          PORTFOLIOS IN
                           POSITION(S)   LENGTH OF                                           FUND COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     TIME          PRINCIPAL OCCUPATION(S) DURING        OVERSEEN BY    OTHER DIRECTORS HELD BY
DIRECTOR                   REGISTRANT    SERVED*       PAST 5 YEARS                          DIRECTOR**     DIRECTOR
------------------------   -----------   -----------   ------------------------------------  -------------  ------------------------
Michael Bozic (62)         Director      Director      Retired; Director or Trustee of the        208       Director of Weirton
c/o Kramer Levin                         since 2003    Retail Funds and the Institutional                   Steel Corporation.
Naftalis &                                             Funds; formerly Vice Chairman of
Frankel LLP                                            Kmart Corporation, Chairman and
Counsel to the                                         Chief Executive Officer of Levitz
Independent                                            Furniture Corporation and President
Directors                                              and Chief Executive Officer of Hills
919 Third Avenue                                       Department Stores; formerly
New York, NY 10022                                     variously Chairman, Chief Executive
                                                       Officer, President and Chief
                                                       Operating Officer of the Sears
                                                       Merchandise Group of Sears, Roebuck
                                                       & Co.

Edwin J. Garn (71)         Director      Director      Director or Trustee of the Retail          208       Director of Franklin
Summit Ventures LLC                      since 2003    Funds and the Institutional Funds;                   Covey (time management
One Utah Center                                        member of the Utah Regional Advisory                 systems), BMW Bank of
201 South Main Street                                  Board of Pacific Corp.; formerly                     North America, Inc.
Salt Lake City, UT 84111                               United States Senator (R-Utah) and                   (industrial loan
                                                       Chairman, Senate Banking Committee,                  corporation), United
                                                       Mayor of Salt Lake City, Utah,                       Space Alliance (joint
                                                       Astronaut, Space Shuttle Discovery                   venture between
                                                       and Vice Chairman, Huntsman                          Lockheed Martin and The
                                                       Corporation (chemical company).                      Boeing Company) and
                                                                                                            Nuskin Asia Pacific
                                                                                                            (multilevel marketing);
                                                                                                            member of
                                                                                                            the board of various
                                                                                                            civic and charitable
                                                                                                            organizations.

Wayne E. Hedien (69)       Director      Director      Retired; Director or Trustee of the        208       Director of the PMI
WEH Associates                           since 2003    Retail Funds and the Institutional                   Group Inc. (private
5750 Old Orchard Road                                  Funds; formerly associated with the                  mortgage insurance);
Suite 530                                              Allstate Companies, most recently as                 Trustee and Vice
Skokie, IL 60077                                       Chairman of The Allstate Corporation                 Chairman of the Field
                                                       and Chairman and Chief Executive                     Museum of Natural
                                                       Officer of its wholly-owned                          History; director of
                                                       subsidiary, Allstate Insurance                       various other business
                                                       Company.                                             and charitable
                                                                                                            organizations.

Dr. Manuel H. Johnson      Director      Director      Chairman of the Audit Committee and        208       Director of NVR, Inc.
(54)                                     since 2003    Director or Trustee of the Retail                    (home construction);
Johnson Smick                                          Funds and the Institutional Funds;                   Chairman and Trustee of
International, Inc.                                    Senior Partner, Johnson Smick                        the Financial
2099 Pennsylvania Avenue,                              International, Inc. (consulting                      Accounting Foundation
NW Suite 950                                           firm); Co-Chairman and a founder of                  (oversight organization
Washington, D.C. 20006                                 the Group of Seven Council (G7C), an                 of the Financial
                                                       international economic commission;                   Accounting Standards
                                                       formerly Vice Chairman of the Board                  Board); Director of RBS
                                                       of Governors of the Federal Reserve                  Greenwich Capital
                                                       System and Assistant Secretary of                    Holdings (financial
                                                       the U.S. Treasury.                                   holdings company).

Joseph J. Kearns (61)      Director      Director      Deputy Chairman of the Audit               209       Director of Electro
Kearns & Associates LLC                  since 1994    Committee and Director or Trustee of                 Rent Corporation
PMB754                                                 the Retail Funds and the                             (equipment leasing),
23852 Pacific Coast Hwy.                               Institutional Funds; previously                      The Ford Family
Malibu, CA 90265                                       Chairman of the Audit Committee of                   Foundation and the UCLA
                                                       the Institutional Funds; President,                  Foundation.
                                                       Kearns & Associates LLC (investment
                                                       consulting); formerly CFO of The
                                                       J. Paul Getty Trust.

Michael Nugent (67)        Director      Director      Chairman of the Insurance Committee        208       Director of various
Triumph Capital, L.P.                    since 2001    and Director or Trustee of the                       business organizations.
445 Park Avenue, 10th                                  Retail Funds and the Institutional
Floor                                                  Funds; General Partner of Triumph
New York, NY 10022                                     Capital, L.P., (private investment
                                                       partnership); formerly Vice
                                                       President, Bankers Trust Company and
                                                       BT Capital Corporation.

Fergus Reid (71)           Director      Director      Chairman of the Governance Committee       209       Trustee and Director of
Lumelite Plastics                        since 2001    and Director or Trustee of the                       certain investment
85 Charles Coleman Blvd.                               Retail Funds and the Institutional                   companies in the
Pawling, NY 12564                                      Funds; Chairman of Lumelite Plastics                 JPMorgan Funds complex
                                                       Corporation.                                         managed by JP Morgan
                                                                                                            Investment Management
                                                                                                            Inc.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (cont'd)

Interested Directors:

                                         TERM OF                                             NUMBER OF
                                         OFFICE AND                                          PORTFOLIOS IN
                           POSITION(S)   LENGTH OF                                           FUND COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     TIME          PRINCIPAL OCCUPATION(S) DURING PAST   OVERSEEN BY    OTHER DIRECTORS HELD BY
DIRECTOR                   REGISTRANT    SERVED*       5 YEARS                               DIRECTOR**     DIRECTOR
------------------------   -----------   -----------   ------------------------------------  -------------  ------------------------
Charles A. Fiumefreddo     Chairman      Chairman      Chairman and Director or Trustee of       208        None
(70)                       and           and           the Retail Funds and the
Morgan Stanley Funds       Director      Director      Institutional Funds; formerly Chief
Harborside Financial                     since         Executive Officer of the Retail
Center                                   2003          Funds.
Plaza Two 3rd Floor
Jersey City, NJ 07311

James F. Higgins (55)      Director      Director      Director or Trustee of the Retail         208        Director of AXA
Morgan Stanley                           since 2003    Funds and the Institutional Funds;                   Financial, Inc. and The
Harborside Financial                                   Senior Advisor of Morgan Stanley;                    Equitable Life
Center                                                 Director of Morgan Stanley                           Assurance Society of
Plaza Two 2nd Floor                                    Distributors Inc. and Dean Witter                    the United States
Jersey City, NJ 07311                                  Realty Inc.; previously President                    (financial services).
                                                       and Chief Operating Officer of the
                                                       Private Client Group of Morgan
                                                       Stanley and President and Chief
                                                       Operating Officer of Individual
                                                       Securities of Morgan Stanley.

Philip J. Purcell (60)     Director      Director      Director or Trustee of the Retail         208        Director of American
Morgan Stanley                           since 2003    Funds and the Institutional Funds;                   Airlines, Inc. and its
1585 Broadway 39th Floor                               Chairman of the Board of Directors                   parent company, AMR
New York, NY 10036                                     and Chief Executive Officer of                       Corporation.
                                                       Morgan Stanley and Morgan Stanley DW
                                                       Inc.; Director of Morgan Stanley
                                                       Distributors Inc.; Chairman of the
                                                       Board of Directors and Chief
                                                       Executive Officer of Novus Credit
                                                       Services Inc.; Director and/or
                                                       officer of various Morgan Stanley
                                                       subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (cont'd)

Officers:

                                          POSITION(S) HELD   TERM OF OFFICE AND
NAME, AGE AND ADDRESS OF EXECUTIVE        WITH               LENGTH OF TIME
OFFICER                                   REGISTRANT         SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------    ----------------   ------------------    -------------------------------------------------
Mitchell M. Merin (50)                    President          President since       President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management                         2003                  Stanley Investment Management Inc.; President,
Inc.                                                                               Director and Chief Executive Officer of Morgan
1221 Avenue of the Americas 33rd Floor                                             Stanley Investment Advisors Inc. and Morgan
New York, NY 10020                                                                 Stanley Services Company Inc.; Chairman, Chief
                                                                                   Executive Officer and Director of Morgan Stanley
                                                                                   Distributors Inc.; Chairman and Director of
                                                                                   Morgan Stanley Trust; Director of various Morgan
                                                                                   Stanley subsidiaries; President of the
                                                                                   Institutional Funds and the Retail Funds;
                                                                                   Trustee and President of the Van Kampen Open-End
                                                                                   and Closed-End funds.

Ronald E. Robison (64)                    Executive Vice     Executive Vice        Chief Global Operations Officer and Managing
Morgan Stanley Investment Management      President and      President and         Director of Morgan Stanley Investment Management
Inc.                                      Principal          Principal             Inc.; Managing Director of Morgan Stanley & Co.
1221 Avenue of the Americas 34th Floor    Executive          Executive Officer     Incorporated; Managing Director of Morgan
New York, NY 10020                        Officer            since 2003            Stanley; Managing Director, Chief Administrative
                                                                                   Officer and Director of Morgan Stanley
                                                                                   Investment Advisors Inc. and Morgan Stanley
                                                                                   Services Company Inc.; Chief Executive Officer
                                                                                   and Director of Morgan Stanley Trust; Executive
                                                                                   Vice President and Principal Executive Officer
                                                                                   of the Institutional Funds and the Retail Funds;
                                                                                   previously President and Director of the
                                                                                   Institutional Funds.

Barry Fink (48)                           Vice President     Vice President        General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management                         since 2003            Stanley Investment Management; Managing
Inc.                                                                               Director, Secretary and Director of Morgan
1221 Avenue of the Americas 22nd Floor                                             Stanley Investment Advisors Inc. and Morgan
New York, NY 10020                                                                 Stanley Services Company Inc.; Assistant
                                                                                   Secretary of Morgan Stanley DW Inc.; Vice
                                                                                   President and General Counsel of the Retail
                                                                                   Funds; Vice President of the Institutional
                                                                                   Funds; Vice President and Secretary of Morgan
                                                                                   Stanley Distributors Inc.; previously Secretary
                                                                                   of the Retail Funds; previously Vice President
                                                                                   and Assistant General Counsel of Morgan Stanley
                                                                                   Investment Advisors Inc. and Morgan Stanley
                                                                                   Services Company Inc.

Joseph J. McAlinden (60)                  Vice President     Vice President        Managing Director and Chief Investment Officer
Morgan Stanley Investment Management                         since 2003            of Morgan Stanley Investment Advisors Inc. and
Inc.                                                                               Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                             Director of Morgan Stanley Trust, Chief
New York, NY 10020                                                                 Investment Officer of the Van Kampen Funds; Vice
                                                                                   President of the Institutional Funds and the
                                                                                   Retail Funds.

Stefanie V. Chang (37)                    Vice President     Vice President        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management                         since 2001            Incorporated and Morgan Stanley Investment
Inc.                                                                               Management Inc.; Vice President of the
1221 Avenue of the Americas 22nd Floor                                             Institutional Funds and the Retail Funds;
New York, NY 10020                                                                 formerly practiced law with the New York law
                                                                                   firm of Rogers & Wells (now Clifford Chance US
                                                                                   LLP).

James W. Garrett (35)                     Treasurer and      Treasurer since       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management      Chief              2002                  Incorporated and Morgan Stanley Investment
Inc.                                      Financial          CFO since 2003        Management Inc.; Treasurer and Chief Financial
1221 Avenue of the Americas 34th Floor    Officer                                  Officer of the Institutional Funds; previously
New York, NY 10020                                                                 with Price Waterhouse LLP (now
                                                                                   PricewaterhouseCoopers LLP).

Michael J. Leary (38)                     Assistant          Assistant             Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.         Treasurer          Treasurer since       Administration, J.P. Morgan Investor Services
73 Tremont Street Boston, MA 02108                           2003                  Co. (formerly Chase Global Funds Company);
                                                                                   formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                       Secretary          Secretary since       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management                         2001                  Incorporated and Morgan Stanley Investment
Inc.                                                                               Management Inc.; Secretary of the Institutional
1221 Avenue of the Americas 22nd Floor                                             Funds and the Retail Funds; formerly practiced
New York, NY 10020                                                                 law with the New York law firms of McDermott,
                                                                                   Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                                   Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue New York,
New York 10017


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway New York,
New York 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003


INTERNATIONAL MAGNUM PORTFOLIO

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

Investment Overview (unaudited)

INTERNATIONAL MAGNUM PORTFOLIO

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE
INDEX

                             TOTAL RETURNS(2)
                   -------------------------------------
                                      AVERAGE ANNUAL
                                ------------------------
                     ONE          FIVE             SINCE
                    YEAR         YEARS      INCEPTION(3)
--------------------------------------------------------
Portfolio          27.42%       (1.28)%            1.33%
Index(1)           38.59        (0.05)             3.01

(1) The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australasia and the Far East.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on January 2, 1997.

[CHART]

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                                SINCE INCEPTION

                                       MSCI EAFE
                        PORTFOLIO          INDEX
                       --------------------------
1/2/97*                 $10,000          $10,000
12/31/1997               10,731           10,280
12/31/1998               11,694           12,336
12/31/1999               14,640           15,662
12/31/2000               12,817           13,443
12/31/2001               10,345           10,561
12/31/2002                8,605            8,877
12/31/2003               10,964           12,303

* Commenced operations on January 2, 1997

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The International Magnum Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio had a total return of 27.42% compared to 38.59% for the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index").

FACTORS AFFECTING PERFORMANCE

- World financial markets ended the year with one of the best performances in 3 years despite a turbulent first half marked by geopolitical fears, economic uncertainties, and the threat of SARS.

- Global equity markets staged an impressive rally during the second half on a wave of investor enthusiasm following the end of the Iraq war and massive liquidity stimulus. The rally was further supported by evidence of a synchronized global recovery, as stronger demand merged in Asia and Europe.

- Our preference for higher quality, less leveraged companies caused the portfolio to lag in the market recovery and explains the majority of the underperformance during the year.

- High beta, low quality and economically geared companies were the strongest performers as investor's increased their appetite for risk.

- Security selection within European financials, healthcare and industrials were particularly impacted in this trend.

- Offsetting the underperformance was security selection within the Pacific Rim. Within Japan, security selection healthcare, consumer discretionary, and financials contributed the most to performance.

- Within Asia ex-Japan, strong stock selection, particularly within consumer discretionary, added to overall results.

MANAGEMENT STRATEGIES

- The Portfolio began the year with a defensive posture and a less sanguine outlook towards the ownership of equities.

- As the markets sold off and better valuations were found, we moved to an overweight position relative to the Index in the Pacific including Japan, Hong Kong, and Singapore.

- In the fourth quarter the economic recovery gained traction with positive economic news in Europe and continued improvements in Asia.

- This turnaround in market activity led us to begin decreasing the Portfolio's underweight position (relative to the Index) in Europe.

January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Statement of Net Assets

INTERNATIONAL MAGNUM PORTFOLIO

                                                                  VALUE
                                                   SHARES         (000)
--------------------------------------------------------------------------
COMMON STOCKS (89.7%)
AUSTRALIA (2.3%)
 Amcor Ltd.                                           11,750    $       73
 Australia & New Zealand Banking Group Ltd.           12,290           163
 BHP Billiton Ltd.                                    52,493           481
 Coles Myer Ltd.                                      13,650            78
 Commonwealth Bank of Australia                        9,950           220
 Foster's Group Ltd.                                  51,400           174
 National Australia Bank Ltd.                          9,880           223
 News Corp., Ltd.                                     39,650           358
 Qantas Airways Ltd.                                  34,400            85
 Rio Tinto Ltd.                                       14,350           401
 Westpac Banking Corp.                                17,200           207
--------------------------------------------------------------------------
                                                                     2,463
==========================================================================
BELGIUM (1.1%)
 Agfa Gevaert N.V.                                    11,835           336
 Fortis                                               19,957           401
 Solvay S.A., Class A                                  4,753           411
--------------------------------------------------------------------------
                                                                     1,148
==========================================================================
DENMARK (0.6%)
 Danske Bank A/S                                      15,758           369
 Novo-Nordisk A/S                                      8,032           326
--------------------------------------------------------------------------
                                                                       695
==========================================================================
FINLAND (2.3%)
 Nokia Oyj                                           110,620         1,908
 Sampo Oyj, Class A                                   32,226           332
 TietoEnator Oyj, Class B                             11,104           303
--------------------------------------------------------------------------
                                                                     2,543
==========================================================================
FRANCE (10.0%)
 Aventis S.A.                                         16,439         1,083
 Axa                                                  40,459           864
 BNP Paribas S.A.                                     23,373         1,468
 Carrefour S.A.                                        6,338           347
 European Aeronautic Defense & Space Co.               7,552           179
 France Telecom S.A.                                  34,055(a)        971
 Groupe Danone                                         2,278           371
 Neopost S.A.                                          4,278           215
 Peugeot S.A.                                          4,189           213
 Schneider Electric S.A.                              21,251         1,387
 Societe Generale                                      9,988           879
 Technip S.A.                                          2,808           303
 Total S.A.                                           13,881         2,574
--------------------------------------------------------------------------
                                                                    10,854
==========================================================================
GERMANY (4.6%)
 Adidas-Salomon AG                                     7,432           844
 Bayerische Motoren Werke AG                           3,269           151
 Deutsche Boerse AG                                   15,377           839
 Deutsche Telekom AG                                  33,985(a)        620
 E.ON AG                                              11,243           732
 Porsche AG (Non-Voting Shares)                          510           302
 SAP AG                                                2,239           375
 Siemens AG                                           13,596    $    1,086
--------------------------------------------------------------------------
                                                                     4,949
==========================================================================
IRELAND (1.0%)
 Allied Irish Banks plc                               24,790           396
 Bank of Ireland                                         828            11
 Bank of Ireland (London Shares)                      53,252           724
--------------------------------------------------------------------------
                                                                     1,131
==========================================================================
HONG KONG (2.1%)
 Bank of East Asia Ltd.                               30,000            92
 Cathay Pacific Airways Ltd.                         134,000           255
 Cheung Kong Holdings Ltd.                            41,400           329
 Esprit Holdings Ltd.                                 78,000           260
 Great Eagle Holdings Ltd.                            65,000            78
 Henderson Land Development Co., Ltd.                124,000           548
 Hong Kong & China Gas Co., Ltd.                      77,000           117
 Hysan Development Co., Ltd.                          66,000           102
 Johnson Electric Holdings Ltd.                       90,000           115
 Li & Fung Ltd.                                      124,400           213
 Television Broadcasts Ltd.                           26,000           131
--------------------------------------------------------------------------
                                                                     2,240
==========================================================================
ITALY (3.1%)
 ENI S.p.A.                                           55,556         1,045
 Telecom Italia S.p.A.                               244,135(a)        722
 Telecom Italia S.p.A. RNC                           275,725(a)        560
 UniCredito Italiano S.p.A.                          175,340           944
--------------------------------------------------------------------------
                                                                     3,271
==========================================================================
JAPAN (20.3%)
 Amada Co., Ltd.                                      46,000           239
 Canon, Inc.                                          15,000           697
 Casio Computer Co., Ltd.                             35,000           370
 Dai Nippon Printing Co., Ltd.                        23,000           322
 Daicel Chemical Industries Ltd.                      75,000           309
 Daifuku Co., Ltd.                                    50,000           223
 Daikin Industries Ltd.                               21,000           484
 Denki Kagaku Kogyo KK                               100,000           321
 East Japan Railway Co.                                   85           400
 FamilyMart Co., Ltd.                                 16,600           377
 Fuji Machine Manufacturing Co., Ltd.                 11,400           144
 Fuji Photo Film Co., Ltd.                            16,000           516
 Fujitec Co., Ltd.                                    17,000            73
 Fujitsu Ltd.                                         92,000(a)        542
 Furukawa Electric Co., Ltd.                          65,000           216
 Hitachi Capital Corp.                                21,600           299
 Hitachi High-Technologies Corp.                       7,000           111
 Hitachi Ltd.                                         90,000           541
 House Foods Corp.                                    15,000           169
 Kaneka Corp.                                         52,000           387
 Kurita Water Industries Ltd.                         26,000           313
 Kyocera Corp.                                         5,800           386
 Kyudenko Corp.                                       16,000            66
 Lintec Corp.                                         14,000           223
 Matsushita Electric Industrial Co., Ltd.             49,000           676
 Minebea Co., Ltd.                                    57,000           289
 Mitsubishi Chemical Corp.                           127,000           330
 Mitsubishi Corp.                                     43,000           455

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

Statement of Net Assets (cont'd)

INTERNATIONAL MAGNUM PORTFOLIO

                                                                  VALUE
                                                   SHARES         (000)
--------------------------------------------------------------------------
JAPAN (CONT'D)
 Mitsubishi Estate Co., Ltd.                          45,000    $      426
 Mitsubishi Heavy Industries Ltd.                    150,000           416
 Mitsubishi Logistics Corp.                           15,000           124
 Mitsumi Electric Co., Ltd.                           21,200           233
 Nagase & Co., Ltd.                                   23,000           152
 NEC Corp.                                            77,000           566
 Nifco, Inc.                                          21,000           263
 Nintendo Co., Ltd.                                    5,500           512
 Nippon Meat Packers, Inc.                            21,000           205
 Nippon Telegraph & Telephone Corp.                       85           409
 Nissan Motor Co., Ltd.                               60,000           684
 Nissha Printing Co., Ltd.                             9,000           117
 Nisshinbo Industries, Inc.                           30,000           167
 Obayashi Corp.                                       63,000           281
 Ono Pharmaceutical Co., Ltd.                         11,000           413
 Ricoh Co., Ltd.                                      34,000           670
 Rinnai Corp.                                          7,800           185
 Rohm Co., Ltd.                                        2,300           269
 Ryosan Co., Ltd.                                     12,800           223
 Sangetsu Co., Ltd.                                    3,000            57
 Sanki Engineering Co., Ltd.                           6,000            31
 Sankyo Co., Ltd.                                     24,000           450
 Sanwa Shutter Corp.                                  43,000           243
 Sekisui Chemical Co., Ltd.                           60,000           305
 Sekisui House Ltd.                                   36,000           371
 Shin-Etsu Polymer Co., Ltd.                          30,000           183
 Sony Corp.                                           12,000           415
 Suzuki Motor Corp.                                   26,000           384
 TDK Corp.                                             6,600           475
 Toho Co., Ltd.                                        8,200           104
 Tokyo Electric Power Co., Inc.                       17,000           372
 Toshiba Corp.                                       150,000           567
 Toyo Ink Manufacturing Co., Ltd.                     32,000           114
 Toyota Motor Corp.                                   18,700           630
 Tsubakimoto Chain Co.                                70,000           230
 Yamaha Corp.                                         26,000           510
 Yamaha Motor Co., Ltd.                               20,000           218
 Yamanouchi Pharmaceutical Co., Ltd.                  16,000           496
--------------------------------------------------------------------------
                                                                    21,948
==========================================================================
NETHERLANDS (5.0%)
 Aegon N.V.                                           22,646           334
 Heineken N.V.                                         8,324           316
 ING Groep N.V. CVA                                   10,995           256
 Koninklijke Philips Electronics N.V.                 19,036           554
 Numico N.V. CVA                                      12,032(a)        332
 Royal Dutch Petroleum Co.                            34,134         1,795
 Royal KPN N.V.                                       35,396(a)        273
 Unilever N.V. CVA                                    20,001         1,304
 Wolters Kluwer N.V. CVA                              15,643           244
--------------------------------------------------------------------------
                                                                     5,408
==========================================================================
NORWAY (0.7%)
 DnB Holding ASA                                      88,886           591
 Telenor ASA                                          21,415           140
--------------------------------------------------------------------------
                                                                       731
==========================================================================
SINGAPORE (1.5%)
 CapitaLand Ltd.                                     266,000    $      243
 City Developments Ltd.                               70,000           249
 Neptune Orient Lines Ltd.                           134,000(a)        170
 Oversea-Chinese Banking Corp.                        29,000           207
 SembCorp Industries Ltd.                            142,000           105
 Singapore Airlines Ltd.                              62,000           409
 Venture Corp., Ltd.                                  24,000           283
--------------------------------------------------------------------------
                                                                     1,666
==========================================================================
SPAIN (1.5%)
 Antena 3 Television S.A.                                  1(a)        @--
 Banco Bilbao Vizcaya Argentaria S.A.                 25,987           358
 Grupo Ferrovial S.A.                                  4,773           167
 Inditex S.A.                                          6,086           123
 Telefonica S.A.                                      68,712         1,006
--------------------------------------------------------------------------
                                                                     1,654
==========================================================================
SWEDEN (0.6%)
 Assa Abloy AB, Class B                               32,390           385
 Securitas AB, Class B                                21,580           291
--------------------------------------------------------------------------
                                                                       676
==========================================================================
SWITZERLAND (10.0%)
 ABB Ltd.                                             59,807(a)        302
 Adecco S.A. (Registered)                              3,317           213
 Ciba Speciality Chemicals AG
  (Registered)                                         5,055(a)        390
 Converium Holding AG                                  8,832           468
 Credit Suisse Group                                   9,078           331
 Holcim Ltd. (Registered)                              8,289           385
 Nestle S.A. (Registered)                              5,458         1,360
 Novartis AG (Registered)                             53,376         2,416
 Roche Holding AG                                      6,369           640
 Schindler Holding AG (Registered)                     902(a)          249
 STMicroelectronics N.V.                              26,568           718
 Swiss Reinsurance (Registered)                        5,986           403
 Swisscom AG (Registered)                                848           279
 Syngenta AG                                          15,201         1,021
 UBS AG (Registered)                                  24,701         1,687
--------------------------------------------------------------------------
                                                                    10,862
==========================================================================
UNITED KINGDOM (23.0%)
 Allied Domecq plc                                    75,829           584
 AstraZeneca plc                                      11,232           537
 Barclays plc                                        103,037           917
 BOC Group plc                                        33,342           508
 BP plc                                               43,445           351
 British American Tobacco plc                         29,966           412
 British Sky Broadcasting plc                         20,811(a)        261
 Cadbury Schweppes plc                                29,467           216
 Celltech Group plc                                   15,913(a)        107
 Compass Group plc                                    46,299           314
 Diageo plc                                           53,151           698
 Emap plc                                             20,878           319
 GlaxoSmithKline plc                                 115,296         2,635
 Granada plc                                         140,487           306
 GUS plc                                              19,101           264
 Hays plc                                            244,006           523

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Statement of Net Assets (cont'd)

INTERNATIONAL MAGNUM PORTFOLIO

                                                                  VALUE
                                                   SHARES         (000)
--------------------------------------------------------------------------
UNITED KINGDOM (CONT'D)
 HSBC Holdings plc                                    75,731    $    1,187
 Invensys plc                                        195,670(a)         64
 Lloyds TSB Group plc                                 86,594           693
 Marks & Spencer Group plc                            51,361           265
 MFI Furniture plc                                    98,399           265
 National Grid Transco plc                            89,349           639
 Pearson plc                                          17,122           190
 Prudential plc                                      115,768           976
 Reed Elsevier plc                                   103,450           863
 Rentokil Initial plc                                203,271           690
 Rolls-Royce Group plc                                91,405           289
 Royal Bank of Scotland Group plc                     71,050         2,088
 Scottish & Southern Energy plc                       17,673           212
 Shell Transport & Trading Co. plc
  (Registered)                                       326,297         2,421
 Smith & Nephew plc                                   44,616           374
 Smiths Group plc                                     43,713           516
 Tesco plc                                            78,059           359
 Vedanta Resources Ltd.                               32,523(a)        214
 Vodafone Group plc                                1,128,380         2,791
 WPP Group plc                                        24,968           245
 Yell Group plc                                      115,046           627
--------------------------------------------------------------------------
                                                                    24,920
==========================================================================
 TOTAL COMMON STOCKS (COST $84,016)                                 97,159
==========================================================================

                                                        FACE
                                                      AMOUNT
                                                       (000)
--------------------------------------------------------------------------
SHORT-TERM INVESTMENT (7.1%)
REPURCHASE AGREEMENT (7.1%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $7,645
    (COST $7,645)                                   $  7,645(b)      7,645
--------------------------------------------------------------------------
FOREIGN CURRENCY (0.3%)
 Australian Dollar                             AUD       @--           @--
 British Pound                                 GBP        38            68
 Danish Krone                                  DKK        31             5
 Euro                                          EUR        97           122
 New Zealand Dollar                            NZD       @--           @--
 Norwegian Krone                               NOK       352            53
 Swedish Krona                                 SEK        70            10
 Swiss Franc                                   CHF        61            49
--------------------------------------------------------------------------
 TOTAL FOREIGN CURRENCY (COST $305)                                    307
==========================================================================
TOTAL INVESTMENTS (97.1%) (COST $91,966)                           105,111
==========================================================================

                                                      AMOUNT        AMOUNT
                                                       (000)         (000)
--------------------------------------------------------------------------
OTHER ASSETS (5.9%)
 Due from Broker                                     $ 4,733
 Receivable for Portfolio Shares Sold                    946
 Net Unrealized Appreciation on Foreign
   Currency Exchange Contracts                           478
 Foreign Withholding Tax Reclaim
   Receivable                                            119
 Dividends Receivable                                    100
 Other                                                     4    $    6,380
==========================================================================
LIABILITIES (-3.0%)
 Payable for Investments Purchased                    (2,941)
 Investment Advisory Fees Payable                       (181)
 Administrative Fees Payable                             (24)
 Payable for Portfolio Shares Redeemed                   (24)
 Custodian Fees Payable                                  (20)
 Directors' Fees and Expenses Payable                     (4)
 Other Liabilities                                       (36)       (3,230)
==========================================================================
NET ASSETS (100%)                                               $  108,261
==========================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                 $  102,308
Undistributed (Distributions in Excess of)
  Net Investment Income                                              2,762
Accumulated Net Realized Gain (Loss)                               (10,735)
Unrealized Appreciation (Depreciation) on:
  Investments                                                       13,145
  Foreign Currency Exchange Contracts
   and Translations                                                    495
 Futures Contracts                                                     286
--------------------------------------------------------------------------
NET ASSETS                                                      $  108,261
==========================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 10,935,359 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                      $     9.90
==========================================================================

(a) Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@   Value/Face Amount is less than $500.
CVA Certificaten Van Aandelen
RNC Non-Convertible Savings Shares

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

Statement of Net Assets (cont'd)

INTERNATIONAL MAGNUM PORTFOLIO

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                              NET
  CURRENCY                                       IN                        UNREALIZED
     TO                                       EXCHANGE                   APPRECIATION
  DELIVER           VALUE     SETTLEMENT        FOR           VALUE     (DEPRECIATION)
   (000)            (000)        DATE          (000)          (000)          (000)
--------------------------------------------------------------------------------------
EUR       5,523   $    6,933    3/18/04    US$     6,752    $   6,752   $         (181)
EUR       2,321        2,914    3/18/04    US$     2,835        2,835              (79)
EUR       1,431        1,796    3/18/04    US$     1,783        1,783              (13)
EUR         644          808    3/18/04    US$       806          806               (2)
GBP       1,990        3,533    3/18/04    US$     3,446        3,446              (87)
GBP       3,049        5,413    3/18/04    US$     5,277        5,277             (136)
GBP         833        1,479    3/18/04    US$     1,442        1,442              (37)
GBP       4,090        7,261    3/18/04    US$     7,150        7,150             (111)
GBP         304          540    3/18/04    US$       538          538               (2)
JPY     425,040        3,968    3/18/04    US$     3,972        3,972                4
US$       2,637        2,637    3/18/04    AUD     3,672        2,737              100
US$         251          251     1/5/04    CHF       313          252                1
US$          30           30     1/5/04    DKK       178           30              @--
US$       1,150        1,150     1/2/04    EUR       920        1,157                7
US$         193          193     1/5/04    EUR       155          195                2
US$       6,924        6,924    3/18/04    EUR     5,729        7,192              268
US$       1,919        1,919    3/18/04    EUR     1,570        1,970               51
US$       4,793        4,793    3/18/04    EUR     3,929        4,932              139
US$       4,312        4,312    3/18/04    EUR     3,508        4,404               92
US$       1,003        1,003     1/2/04    GBP       565        1,009                6
US$         823          823    3/18/04    GBP       475          844               21
US$       5,249        5,249    3/18/04    GBP     3,035        5,388              139
US$      11,087       11,087    3/18/04    GBP     6,408       11,378              291
US$       2,524        2,524    3/18/04    GBP     1,434        2,546               22
US$       1,434        1,434    3/18/04    JPY   153,181        1,430               (4)
US$         172          172    3/18/04    JPY    18,385          172              @--
US$       1,687        1,687    3/18/04    JPY   180,357        1,683               (4)
US$         447          447    3/18/04    JPY    47,763          446               (1)
US$       2,956        2,956    3/18/04    JPY   315,883        2,949               (7)
US$         236          236    3/18/04    JPY    25,413          237                1
US$       1,060        1,060    3/18/04    JPY   113,332        1,058               (2)
US$         218          218     1/6/04    JPY    23,382          217               (1)
US$          16           16     1/5/04    NOK       109           16              @--
US$          63           63     1/5/04    SEK       456           64                1
                  ----------                                ---------   --------------
                  $   85,829                                $  86,307   $          478
                  ==========                                =========   ==============

----------
JPY -- Japanese Yen

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                              NET
                                                                           UNREALIZED
                                       NUMBER                             APPRECIATION
                                         OF        VALUE    EXPIRATION   (DEPRECIATION)
                                     CONTRACTS     (000)       DATE          (000)
---------------------------------------------------------------------------------------
 LONG:
DAX Index
 (Germany)                                   5   $    628     Mar-04     $           15
DJ Euro Stoxx Index
 (Germany)                                  51      1,770     Mar-04                 35
Topix Index
 (Japan)                                    43      4,185     Mar-04                189
FTSE 100 Index
 (United Kingdom)                           26      2,074     Mar-04                 47
---------------------------------------------------------------------------------------
                                                                         $          286
=======================================================================================

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                       CLASSIFICATION -- DECEMBER 31, 2003
                                   (UNAUDITED)

                                                               PERCENT
                                                 VALUE         OF NET
INDUSTRY                                         (000)         ASSETS
-------------------------------------------------------------------------
Automobiles                                   $     2,582             2.4%
Beverages                                           1,771             1.6
Building Products                                   1,112             1.0
Capital Markets                                     2,018             1.8
Chemicals                                           4,459             4.1
Commercial Banks                                   11,737            10.8
Commercial Services & Supplies                      2,156             2.0
Communications Equipment                            1,908             1.8
Computers & Peripherals                             1,908             1.8
Diversified Financial Services                      1,239             1.1
Diversified Telecommunication Services              5,351             4.9
Electrical Equipment                                2,020             1.8
Electronic Equipment & Instruments                  2,019             1.8
Food & Staples Retailing                            1,161             1.1
Food Products                                       3,957             3.7
Household Durables                                  4,282             4.0
IIndustrial Conglomerates                           1,707             1.6
Insurance                                           3,377             3.1
Leisure Equipment & Products                        1,362             1.3
Machinery                                           2,241             2.1
Media                                               3,648             3.4
Metals & Mining                                     1,096             1.0
Office Electronics                                  1,582             1.5
Oil & Gas                                           8,186             7.6
Pharmaceuticals                                     7,915             7.3
Real Estate                                         2,231             2.1
Wireless Telecommunication Services                 2,791             2.6
Other                                              19,295            17.8
-------------------------------------------------------------------------
                                              $   105,111            97.1%
=========================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

INTERNATIONAL MAGNUM PORTFOLIO

Statement of Operations

                                                                                      YEAR ENDED
                                                                               DECEMBER 31, 2003
                                                                                           (000)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $172 foreign taxes withheld)                                     $     1,638
  Interest                                                                                   164
------------------------------------------------------------------------------------------------
    Total Investment Income                                                                1,802
------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                   697
  Administrative Fees                                                                        224
  Custodian Fees                                                                             157
  Shareholder Reporting Fees                                                                  76
  Professional Fees                                                                           27
  Directors' Fees and Expenses                                                                 3
  Other                                                                                       17
------------------------------------------------------------------------------------------------
    Total Expenses                                                                         1,201
------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                           (198)
------------------------------------------------------------------------------------------------
    Net Expenses                                                                           1,003
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                 799
------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                         (287)
  Foreign Currency Transactions                                                            2,246
  Futures Contracts                                                                        1,326
------------------------------------------------------------------------------------------------
  Net Realized Gain (Loss)                                                                 3,285
------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                             22,557
  Foreign Currency Exchange Contracts and Translations                                       184
  Futures Contracts                                                                          272
------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)                                  23,013
------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           26,298
------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $    27,097
================================================================================================

Statement of Changes in Net Assets

                                                                           YEAR ENDED           YEAR ENDED
                                                                    DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                (000)                (000)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                         $          799     $            538
  Net Realized Gain (Loss)                                                      3,285               (5,471)
  Net Change in Unrealized Appreciation (Depreciation)                         23,013               (4,716)
----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations            27,097               (9,649)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                          (143)                (756)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                               410,063              403,558
  Distributions Reinvested                                                        143                  756
  Redemptions                                                                (398,573)            (383,042)
----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital
     Share Transactions                                                        11,633               21,272
----------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                      38,587               10,867
NET ASSETS:
  Beginning of Period                                                          69,674               58,807
----------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of)
    net investment income of $2,762 and $(140), respectively)          $      108,261     $         69,674
----------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Shares Subscribed                                                          51,751               46,410
    Shares Issued on Distributions Reinvested                                      17                   99
    Shares Redeemed                                                           (49,783)             (43,777)
----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                       1,985                2,732
==========================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

Financial Highlights

INTERNATIONAL MAGNUM PORTFOLIO

                                                                                      YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                           2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     7.78     $     9.46    $     11.78    $      13.89    $    11.23
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  0.08#          0.07#          0.10            0.10          0.12
  Net Realized and Unrealized Gain (Loss)                       2.05          (1.66)         (2.37)          (1.81)         2.70
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            2.13          (1.59)         (2.27)          (1.71)         2.82
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.01)         (0.09)         (0.05)          (0.09)        (0.10)
  Net Realized Gain                                               --             --             --           (0.31)        (0.06)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.01)         (0.09)         (0.05)          (0.40)        (0.16)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     9.90     $     7.78    $     9 .46    $      11.78    $    13.89
================================================================================================================================
TOTAL RETURN +/-                                               27.42%        (16.81)%       (19.29)%        (12.45)%       25.19%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                         $  108,261     $   69,674    $    58,807    $     67,588    $   63,332
Ratio of Expenses to Average Net Assets                         1.15%          1.15%          1.16%           1.18%         1.16%
Ratio of Expenses to Average Net Assets Excluding
  Interest Expense                                               N/A            N/A           1.15%           1.15%         1.15%
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                         0.92%          0.77%          0.97%           0.80%         1.10%
Portfolio Turnover Rate                                           54%            54%            48%             52%           59%
--------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by
   Adviser:
   Expenses to Average Net Assets                               1.38%          1.39%          1.34%           1.48%         1.67%
   Net Investment Income (Loss) to Average Net Assets           0.69%          0.53%          0.79%           0.50%         0.59%
--------------------------------------------------------------------------------------------------------------------------------

#   Per share amount is based on average shares outstanding
+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account.
    If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

    All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

    Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

Notes to Financial Statements (cont'd)

    exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

    At December 31, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

    Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

    Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Notes to Financial Statements (cont'd)

    contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

    Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                      FROM $500
     FIRST $500       MILLION TO      MORE THAN
        MILLION       $1 BILLION     $1 BILLION
     ------------------------------------------
           0.80%            0.75%          0.70%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

Morgan Stanley Investment Management Limited ("MSIM Limited"), Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM"), and Morgan Stanley Investment Management Company ("MSIM Company"), each a wholly-subsidiary of Morgan Stanley, serve as investment Sub-Advisers for the Portfolio on a day-to-day basis. MSIM Limited and MSAITM each select, buy and sell securities for the Portfolio under supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

       2003 DISTRIBUTIONS          2002 DISTRIBUTIONS
           PAID FROM:                  PAID FROM:
     -----------------------    -----------------------
     ORDINARY      LONG-TERM    ORDINARY      LONG-TERM
       INCOME   CAPITAL GAIN      INCOME   CAPITAL GAIN
        (000)          (000)       (000)          (000)
     --------------------------------------------------
     $    143   $         --    $    756   $         --

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

Notes to Financial Statements (cont'd)

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

          UNDISTRIBUTED    UNDISTRIBUTED
               ORDINARY        LONG-TERM
                 INCOME     CAPITAL GAIN
                  (000)            (000)
          ------------------------------
          $       3,230    $          --

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                    NET
                                           APPRECIATION
     COST   APPRECIATION  DEPRECIATION   (DEPRECIATION)
    (000)          (000)         (000)            (000)
-------------------------------------------------------
$  93,576   $     14,078  $     (2,850)  $       11,228

At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $8,820,000, of which, $5,078,000 will expire on December 31, 2009, and $3,742,000 will expire on December 31, 2010.

During the year ended December 31, 2003, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purpose of approximately $201,000.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

F. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $56,058,000 and $38,810,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

During the year ended December 31, 2003, the Portfolio incurred $549 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.5%.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
INTERNATIONAL MAGNUM PORTFOLIO

We have audited the accompanying statement of net assets of the International Magnum Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Magnum Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                         \s\ Ernst & Young LLP

Boston, Massachusetts
February 11, 2004

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

Federal Tax Information (unaudited)

For the year ended December 31, 2003, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $172,000 and has derived gross income from sources within foreign countries in the amount of approximately $1,833,000.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Independent Directors:

                                         TERM OF                                    NUMBER OF
                                         OFFICE AND                                 PORTFOLIOS IN
                           POSITION(S)   LENGTH OF                                  FUND COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     TIME           PRINCIPAL OCCUPATION(S)     OVERSEEN BY        OTHER DIRECTORSHIPS
DIRECTOR                   REGISTRANT    SERVED*        DURING PAST 5 YEARS         DIRECTOR**         HELD BY DIRECTOR
------------------------   ----------    -----------    -------------------------   -------------      -------------------------
Michael Bozic (62)         Director      Director       Retired; Director or             208           Director of Weirton
c/o Kramer Levin                         since 2003     Trustee of the Retail                          Steel Corporation.
Naftalis &                                              Funds and the
Frankel LLP                                             Institutional Funds;
Counsel to the                                          formerly Vice Chairman
Independent                                             of Kmart Corporation,
Directors                                               Chairman and Chief
919 Third Avenue                                        Executive Officer of
New York, NY 10022                                      Levitz Furniture
                                                        Corporation and President
                                                        and Chief Executive
                                                        Officer of Hills
                                                        Department Stores;
                                                        formerly variously
                                                        Chairman, Chief Executive
                                                        Officer, President and
                                                        Chief Operating Officer
                                                        of the Sears Merchandise
                                                        Group of Sears, Roebuck &
                                                        Co.

Edwin J. Garn (71)         Director      Director       Director or Trustee of           208           Director of Franklin
Summit Ventures LLC                      since 2003     the Retail Funds and                           Covey (time
One Utah Center                                         the Institutional                              management systems),
201 South Main Street                                   Funds; member of the                           BMW Bank of North
Salt Lake City, UT 84111                                Utah Regional Advisory                         America, Inc.
                                                        Board of Pacific Corp.;                        (industrial loan
                                                        formerly United States                         corporation), United
                                                        Senator (R-Utah) and                           Space Alliance (joint
                                                        Chairman, Senate                               venture between
                                                        Banking Committee,                             Lockheed Martin and
                                                        Mayor of Salt Lake                             The Boeing Company)
                                                        City, Utah, Astronaut,                         and Nuskin Asia
                                                        Space Shuttle Discovery                        Pacific (multilevel
                                                        and Vice Chairman,                             marketing); member of
                                                        Huntsman Corporation                           the board of various
                                                        (chemical company).                            civic and charitable
                                                                                                       organizations.

Wayne E. Hedien (69)       Director      Director       Retired; Director or             208           Director of the PMI
WEH Associates                           since 2003     Trustee of the Retail                          Group Inc. (private
5750 Old Orchard Road                                   Funds and the                                  mortgage insurance);
Suite 530                                               Institutional Funds;                           Trustee and Vice
Skokie, IL 60077                                        formerly associated                            Chairman of the Field
                                                        with the Allstate                              Museum of Natural
                                                        Companies, most                                History; director of
                                                        recently as Chairman of                        various other
                                                        The Allstate                                   business and
                                                        Corporation and                                charitable
                                                        Chairman and Chief                             organizations.
                                                        Executive Officer of
                                                        its wholly-owned
                                                        subsidiary, Allstate
                                                        Insurance Company.

Dr. Manuel H. Johnson      Director      Director       Chairman of the Audit            208           Director of NVR, Inc.
(54)                                     since 2003     Committee and Director                         (home construction);
Johnson Smick                                           or Trustee of the                              Chairman and Trustee
International, Inc.                                     Retail Funds and the                           of the Financial
2099 Pennsylvania Avenue,                               Institutional Funds;                           Accounting Foundation
NW Suite 950                                            Senior Partner, Johnson                        (oversight
Washington, D.C. 20006                                  Smick International,                           organization of the
                                                        Inc. (consulting firm);                        Financial Accounting
                                                        Co-Chairman and a                              Standards Board);
                                                        founder of the Group of                        Director of RBS
                                                        Seven Council (G7C), an                        Greenwich Capital
                                                        international economic                         Holdings (financial
                                                        commission; formerly                           holdings company).
                                                        Vice Chairman of the
                                                        Board of Governors of
                                                        the Federal Reserve
                                                        System and Assistant
                                                        Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (61)       Director     Director       Deputy Chairman of the           209           Director of Electro
Kearns & Associates LLC                  since 1994     Audit Committee and                            Rent Corporation
PMB754                                                  Director or Trustee of                         (equipment leasing),
23852 Pacific Coast Hwy.                                the Retail Funds and                           The Ford Family
Malibu, CA 90265                                        the Institutional                              Foundation and the
                                                        Funds; previously                              UCLA Foundation.
                                                        Chairman of the Audit
                                                        Committee of the
                                                        Institutional Funds;
                                                        President, Kearns &
                                                        Associates LLC
                                                        (investment
                                                        consulting); formerly
                                                        CFO of The J. Paul
                                                        Getty Trust.

Michael Nugent (67)        Director      Director       Chairman of the                  208           Director of various
Triumph Capital, L.P.                    since 2001     Insurance Committee and                        business organizations.
445 Park Avenue, 10th                                   Director or Trustee of
Floor                                                   the Retail Funds and
New York, NY 10022                                      the Institutional
                                                        Funds; General Partner
                                                        of Triumph Capital,
                                                        L.P., (private
                                                        investment
                                                        partnership); formerly
                                                        Vice President, Bankers
                                                        Trust Company and BT
                                                        Capital Corporation.

Fergus Reid (71)           Director      Director       Chairman of the                  209           Trustee and Director
Lumelite Plastics                        since 2001     Governance Committee                           of certain investment
85 Charles Coleman Blvd.                                and Director or Trustee                        companies in the
Pawling, NY 12564                                       of the Retail Funds and                        JPMorgan Funds
                                                        the Institutional                              complex managed by JP
                                                        Funds; Chairman of                             Morgan Investment
                                                        Lumelite Plastics                              Management Inc.
                                                        Corporation.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

Director and Officer Information (cont'd)

Interested Directors:

                                         TERM OF                                    NUMBER OF
                                         OFFICE AND                                 PORTFOLIOS IN
                           POSITION(S)   LENGTH OF                                  FUND COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     TIME           PRINCIPAL OCCUPATION(S)     OVERSEEN BY        OTHER DIRECTORSHIPS
DIRECTOR                   REGISTRANT    SERVED*        DURING PAST 5 YEARS         DIRECTOR**         HELD BY DIRECTOR
------------------------   ----------    -----------    -------------------------   -------------      -------------------------
Charles A. Fiumefreddo     Chairman      Chairman       Chairman and Director            208           None
(70)                       and           and            or Trustee of the
Morgan Stanley Funds       Director      Director       Retail Funds and the
Harborside Financial                     since          Institutional Funds;
Center                                   2003           formerly Chief
Plaza Two 3rd Floor                                     Executive Officer of
Jersey City, NJ 07311                                   the Retail Funds.

James F. Higgins (55)      Director      Director       Director or Trustee of           208           Director of AXA
Morgan Stanley                           since 2003     the Retail Funds and                           Financial, Inc. and
Harborside Financial                                    the Institutional                              The Equitable Life
Center                                                  Funds; Senior Advisor                          Assurance Society of
Plaza Two 2nd Floor                                     of Morgan Stanley;                             the United States
Jersey City, NJ 07311                                   Director of Morgan                             (financial services).
                                                        Stanley Distributors
                                                        Inc. and Dean Witter
                                                        Realty Inc.; previously
                                                        President and Chief
                                                        Operating Officer of
                                                        the Private Client
                                                        Group of Morgan Stanley
                                                        and President and Chief
                                                        Operating Officer of
                                                        Individual Securities
                                                        of Morgan Stanley.

Philip J. Purcell (60)     Director      Director       Director or Trustee of           208           Director of American
Morgan Stanley                           since 2003     the Retail Funds and                           Airlines, Inc. and
1585 Broadway 39th Floor                                the Institutional                              its parent company,
New York, NY 10036                                      Funds; Chairman of the                         AMR Corporation.
                                                        Board of Directors and
                                                        Chief Executive Officer
                                                        of Morgan Stanley and
                                                        Morgan Stanley DW Inc.;
                                                        Director of Morgan
                                                        Stanley Distributors
                                                        Inc.; Chairman of the
                                                        Board of Directors and
                                                        Chief Executive Officer
                                                        of Novus Credit
                                                        Services Inc.; Director
                                                        and/or officer of
                                                        various Morgan Stanley
                                                        subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Director and Officer Information (cont'd)

Officers:

                                             POSITION(S)HELD  TERM OF OFFICE AND
                                             WITH             LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING PAST
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   REGISTRANT       SERVED*               5 YEARS
------------------------------------------   ---------------  -----------------     -----------------------------------
Mitchell M. Merin (50)                       President        President since       President and Chief
Morgan Stanley Investment Management Inc.                     2003                  Operating Officer of Morgan Stanley
1221 Avenue of the Americas 33rd Floor                                              Investment Management Inc.;
New York, NY 10020                                                                  President, Director and Chief
                                                                                    Executive Officer of Morgan Stanley
                                                                                    Investment Advisors Inc. and Morgan
                                                                                    Stanley Services Company Inc.;
                                                                                    Chairman, Chief Executive Officer
                                                                                    and Director of Morgan Stanley
                                                                                    Distributors Inc.; Chairman and
                                                                                    Director of Morgan Stanley Trust;
                                                                                    Director of various Morgan Stanley
                                                                                    subsidiaries; President of the
                                                                                    Institutional Funds and the Retail
                                                                                    Funds; Trustee and President of the
                                                                                    Van Kampen Open-End and Closed-End
                                                                                    funds.

Ronald E. Robison (64)                       Executive Vice   Executive Vice        Chief Global Operations Officer and
Morgan Stanley Investment Management Inc.    President and    President and         Managing Director of Morgan Stanley
1221 Avenue of the Americas 34th Floor       Principal        Principal             Investment Management Inc.;
New York, NY 10020                           Executive        Executive             Managing Director of Morgan Stanley
                                             Officer          Officer               & Co. Incorporated; Managing
                                                              since 2003            Director of Morgan Stanley;
                                                                                    Managing Director, Chief
                                                                                    Administrative Officer and Director
                                                                                    of Morgan Stanley Investment
                                                                                    Advisors Inc. and Morgan Stanley
                                                                                    Services Company Inc.; Chief
                                                                                    Executive Officer and Director of
                                                                                    Morgan Stanley Trust; Executive
                                                                                    Vice President and Principal
                                                                                    Executive Officer of the
                                                                                    Institutional Funds and the Retail
                                                                                    Funds; previously President and
                                                                                    Director of the Institutional Funds.

Barry Fink (48)                              Vice President   Vice President        General Counsel and Managing
Morgan Stanley Investment Management Inc.                     since 2003            Director of Morgan Stanley
1221 Avenue of the Americas 22nd Floor                                              Investment Management; Managing
New York, NY 10020                                                                  Director, Secretary and Director of
                                                                                    Morgan Stanley Investment Advisors
                                                                                    Inc. and Morgan Stanley Services
                                                                                    Company Inc.; Assistant Secretary
                                                                                    of Morgan Stanley DW Inc.; Vice
                                                                                    President and General Counsel of
                                                                                    the Retail Funds; Vice President of
                                                                                    the Institutional Funds; Vice
                                                                                    President and Secretary of Morgan
                                                                                    Stanley Distributors Inc.;
                                                                                    previously Secretary of the Retail
                                                                                    Funds; previously Vice President
                                                                                    and Assistant General Counsel of
                                                                                    Morgan Stanley Investment Advisors
                                                                                    Inc. and Morgan Stanley Services
                                                                                    Company Inc.

Joseph J. McAlinden (60)                     Vice President   Vice President        Managing Director and Chief
Morgan Stanley Investment Management Inc.                     since 2003            Investment Officer of Morgan
1221 Avenue of the Americas 33rd Floor                                              Stanley Investment Advisors Inc.
New York, NY 10020                                                                  and Morgan Stanley Investment
                                                                                    Management Inc.; Director of Morgan
                                                                                    Stanley Trust, Chief Investment
                                                                                    Officer of the Van Kampen Funds;
                                                                                    Vice President of the Institutional
                                                                                    Funds and the Retail Funds.

Stefanie V. Chang (37)                       Vice President   Vice President        Executive Director of Morgan
Morgan Stanley Investment Management Inc.                     since 2001            Stanley & Co. Incorporated and
1221 Avenue of the Americas 22nd Floor                                              Morgan Stanley Investment
New York, NY 10020                                                                  Management Inc.; Vice President of
                                                                                    the Institutional Funds and the
                                                                                    Retail Funds; formerly practiced
                                                                                    law with the New York law firm of
                                                                                    Rogers & Wells (now Clifford Chance
                                                                                    US LLP).

James W. Garrett (35)                        Treasurer and    Treasurer since       Executive Director of Morgan
Morgan Stanley Investment Management Inc.    Chief            2002                  Stanley & Co. Incorporated and
1221 Avenue of the Americas 34th Floor       Financial        CFO since 2003        Morgan Stanley Investment
New York, NY 10020                           Officer                                Management Inc.; Treasurer and
                                                                                    Chief Financial Officer of the
                                                                                    Institutional Funds; previously
                                                                                    with Price Waterhouse LLP (now
                                                                                    PricewaterhouseCoopers LLP).

Michael J. Leary (38)                        Assistant        Assistant             Assistant Director and Vice
J.P. Morgan Investor Services Co.            Treasurer        Treasurer since       President of Fund Administration,
73 Tremont Street                                             2003                  J.P. Morgan Investor Services Co.
Boston, MA 02108                                                                    (formerly Chase Global Funds
                                                                                    Company); formerly Audit Manager at
                                                                                    Ernst & Young LLP.

Mary E. Mullin (36)                          Secretary        Secretary since       Executive Director of Morgan
Morgan Stanley Investment Management Inc.                     2001                  Stanley & Co. Incorporated and
1221 Avenue of the Americas 22nd Floor                                              Morgan Stanley Investment
New York, NY 10020                                                                  Management Inc.; Secretary of the
                                                                                    Institutional Funds and the Retail
                                                                                    Funds; formerly practiced law with
                                                                                    the New York law firms of
                                                                                    McDermott, Will & Emery and
                                                                                    Skadden, Arps, Slate, Meagher &
                                                                                    Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Annual Report - December 31, 2003

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway New York,
New York 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

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

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

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

                      (This page intentionally left blank.)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003


[MORGAN STANLEY LOGO]


MID CAP GROWTH PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

INVESTMENT OVERVIEW (UNAUDITED)

MID CAP GROWTH PORTFOLIO

PERFORMANCE COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX

                                                      TOTAL RETURNS(2)
                                             -----------------------------------
                                                                       AVERAGE
                                                                       ANNUAL
                                                            ONE        SINCE
                                              YTD           YEAR    INCEPTION(3)
--------------------------------------------------------------------------------
Portfolio - Class I                          41.76%        41.76%      (2.87)%
Index(1) - Class I                           42.71         42.71        1.41
Portfolio - Class II                         29.09           N/A         N/A
Index(1) - Class II                          30.13           N/A         N/A

(1) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000 Growth Index.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Class I shares and Class II shares commenced operations on October 18, 1999 and May 5, 2003, respectively.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION

                                                     Russell Midcap
                                     Portfolio        Growth Index
--------------------------------------------------------------------
10/18/99*                             $10,000           $10,000
12/31/1999                             13,840            14,525
12/31/2000                             12,825            12,818
12/31/2001                              9,066            10,235
12/31/2002                              6,241             7,430
12/31/2003                              8,847            10,603

* Commenced operations on October 18, 1999.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class II shares will vary based upon the different inception dates and fees assessed to that class.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


The Mid Cap Growth Portfolio seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies. Investments in small- to medium-sized corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio's Class I shares had a total return of 41.76% compared to 42.71% for the Russell Midcap Growth Index (the "Index"). For the period from May 5, 2003 to December 31, 2003, the Portfolio's Class II shares had a total return of 29.09% compared to 30.13% for the Index.

FACTORS AFFECTING PERFORMANCE

- Stock selection was particularly strong in the consumer discretionary sector. Areas of strength within the sector included retail, casinos & gambling, leisure time, and radio and television broadcasters. A number of consumer discretionary stocks ranked among the Portfolio's largest individual positions and several of these added meaningfully to relative results.

- Stock selection was weakest in the technology sector, however, this was slightly mitigated by market weight exposure. Within the technology sector, many of the Portfolio's semiconductor holdings advanced strongly, but its semiconductor position overall lagged the industry's advance. Communications technology was also an area of weakness for the Portfolio as its holdings on average underperformed.

- Stock selection lagged in the healthcare sector, although this was partially offset by the favorable impact of a sector underweight. Areas of weakness within the healthcare sector included healthcare service companies, medical and dental instrument and supply firms, and healthcare facilities. Stronger results came from the electronic medical systems group.

MANAGEMENT STRATEGIES

- On average the three largest sectors in the portfolio during 2003 were consumer discretionary, healthcare, and technology.


January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS

MID CAP GROWTH PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.3%)
ADVERTISING AGENCIES (1.1%)
  Getty Images, Inc.                                        9,000(a)  $      451
  R.H. Donnelley Corp.                                     11,400(a)         454
--------------------------------------------------------------------------------
                                                                             905
================================================================================
AEROSPACE (0.5%)
  Empresa Brasileira de Aeronatica S.A. ADR                12,200            427
--------------------------------------------------------------------------------
AIR TRANSPORT (0.4%)
  JetBlue Airways Corp.                                    12,850(a)         341
--------------------------------------------------------------------------------
AUTO TRUCKS & PARTS (0.5%)
  Gentex Corp.                                              9,500            420
--------------------------------------------------------------------------------
BANKS: OUTSIDE NEW YORK CITY (0.7%)
  UCBH Holdings, Inc.                                      15,800            616
--------------------------------------------------------------------------------
BEVERAGES: SOFT DRINKS (0.8%)
  Cott Corp.                                               24,100(a)         675
--------------------------------------------------------------------------------
BIOTECHNOLOGY (0.5%)
  NPS Pharmaceuticals, Inc.                                14,974(a)         460
--------------------------------------------------------------------------------
BIOTECHNOLOGY RESEARCH & PRODUCTION (1.9%)
  ICOS Corp.                                                9,200(a)         380
  Idexx Laboratories, Inc.                                  9,200(a)         426
  Lennar Corp., Class A                                     4,200            403
  Millennium Pharmaceuticals, Inc.                         20,700(a)         386
--------------------------------------------------------------------------------
                                                                           1,595
================================================================================
CASINOS & GAMBLING (5.6%)
  GTECH Holdings Corp.                                     46,150          2,284
  International Game Technology                            34,600          1,235
  Station Casinos, Inc.                                    41,300          1,265
--------------------------------------------------------------------------------
                                                                           4,784
================================================================================
CHEMICALS (0.5%)
  Ecolab, Inc.                                             14,449            395
--------------------------------------------------------------------------------
COAL (0.8%)
  Placer Dome, Inc.                                        35,800            641
--------------------------------------------------------------------------------
COMMERCIAL INFORMATION SERVICES (0.5%)
  Viad Corp.                                               16,100            403
--------------------------------------------------------------------------------
COMMUNICATIONS & MEDIA (0.9%)
  Westwood One, Inc.                                       23,323(a)         798
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.6%)
  Corning, Inc.                                            51,800(a)         540
--------------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (1.5%)
  Crown Castle International Corp.                        115,200(a)       1,271
--------------------------------------------------------------------------------
COMPUTER SERVICES SOFTWARE & SYSTEMS (3.1%)
  Cognizant Technology Solutions Corp.                      9,100(a)         415
  Cognos, Inc.                                              8,200(a)         251
  D&B Corp.                                                 9,000(a)         457
  Diebold, Inc.                                            14,500            781
  Global Payments, Inc.                                    14,724            694
--------------------------------------------------------------------------------
                                                                           2,598
================================================================================
COMPUTER TECHNOLOGY (1.0%)
  Synopsys, Inc.                                           25,450(a)         859
--------------------------------------------------------------------------------
COMPUTERS (NETWORKING) (0.9%)
  Network Appliance, Inc.                                  36,500(a)         749
--------------------------------------------------------------------------------
COMPUTERS SOFTWARE/SERVICES (5.0%)
  Adobe Systems, Inc.                                      17,850            702
  Mercury Interactive Corp.                                17,600(a)         856
  Novell, Inc.                                             87,600(a)  $      922
  Peoplesoft, Inc.                                         19,100(a)         435
  Siebel Systems, Inc.                                     33,875(a)         470
  Symantec Corp.                                           25,350(a)         878
--------------------------------------------------------------------------------
                                                                           4,263
================================================================================
CONSUMER ELECTRONICS (0.8%)
  Electronic Arts, Inc.                                    14,300(a)         683
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING: PAPER & PLASTIC (0.8%)
  Sealed Air Corp.                                         11,799(a)         639
--------------------------------------------------------------------------------
DIVERSIFIED (0.7%)
  Aramark Corp., Class B                                   22,800            625
--------------------------------------------------------------------------------
DIVERSIFIED MATERIALS & PROCESSING (1.0%)
  Freeport-McMoRan Copper & Gold, Inc.,
    Class B                                                20,100            847
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS (3.5%)
  Allergan, Inc.                                            8,674            666
  Celgene Corp.                                            13,925(a)         627
  Endo Pharmaceuticals Holdings, Inc.                      16,100(a)         310
  Genzyme Corp.                                            15,975(a)         788
  Medimmune, Inc.                                          15,800(a)         402
  Valeant Pharmaceuticals International                     6,600            166
--------------------------------------------------------------------------------
                                                                           2,959
================================================================================
EDUCATION SERVICES (0.8%)
  Apollo Group, Inc., Class A                              10,300(a)         700
--------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (0.5%)
  CDW Corp.                                                 6,735            389
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.6%)
  Amphenol Corp., Class A                                   8,124(a)         519
--------------------------------------------------------------------------------
ELECTRONICS (COMPONENT DISTRIBUTORS) (0.5%)
  Agere Systems, Inc., Class A                            128,800(a)         393
--------------------------------------------------------------------------------
ELECTRONICS: MEDICAL SYSTEMS (2.0%)
  Varian Medical Systems, Inc.                             23,999(a)       1,658
--------------------------------------------------------------------------------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS (4.7%)
  Broadcom Corp., Class A                                  11,700(a)         399
  Fairchild Semiconductor International, Inc.              33,600(a)         839
  Integrated Circuit Systems, Inc.                         15,600(a)         444
  Linear Technology Corp.                                  10,100            425
  Marvell Technology Group Ltd.                            20,650(a)         783
  National Semiconductor Corp.                              9,600(a)         378
  QLogic Corp.                                              7,025(a)         363
  Rambus, Inc.                                             13,700(a)         421
--------------------------------------------------------------------------------
                                                                           4,052
================================================================================
ENERGY MISCELLANEOUS (1.0%)
  Pioneer Natural Resources Co.                            27,650(a)         883
--------------------------------------------------------------------------------
EQUIPMENT (SEMICONDUCTORS) (2.4%)
  ASML Holding N.V. (NY Shares)                            20,400(a)         409
  KLA-Tencor Corp.                                          8,175(a)         479
  Lam Research Corp.                                       14,700(a)         475
  Novellus Systems, Inc.                                   15,575(a)         655
--------------------------------------------------------------------------------
                                                                           2,018
================================================================================
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.7%)
  Paychex, Inc.                                            15,900            592
--------------------------------------------------------------------------------
FINANCIAL MISCELLANEOUS (3.5%)
  Doral Financial Corp.                                    24,375            787

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

MID CAP GROWTH PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
FINANCIAL MISCELLANEOUS (CONT'D)
  Interactive Data Corp.                                   32,400(a)  $      537
  Moody's Corp.                                            15,549            941
  Radian Group, Inc.                                       14,900            726
--------------------------------------------------------------------------------
                                                                           2,991
================================================================================
FOREST PRODUCTS & PAPER (0.4%)
  Plum Creek Timber Co., Inc. REIT                         12,200            372
--------------------------------------------------------------------------------
HEALTHCARE (0.5%)
  Community Health Systems, Inc.                           15,800(a)         420
--------------------------------------------------------------------------------
HEALTHCARE MISCELLANEOUS (0.5%)
  Shire Pharmaceuticals Group plc ADR                      15,100(a)         439
--------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES (0.7%)
  IMS Health, Inc.                                         25,100            624
--------------------------------------------------------------------------------
HEALTHCARE SERVICES (2.8%)
  Coventry Health Care, Inc.                                7,474(a)         482
  Lincare Holdings, Inc.                                   13,725(a)         412
  Stericycle, Inc.                                         31,000(a)       1,448
--------------------------------------------------------------------------------
                                                                           2,342
================================================================================
HOMEBUILDING (0.9%)
  NVR, Inc.                                                 1,662(a)         775
--------------------------------------------------------------------------------
HOTEL/MOTEL (4.1%)
  Royal Carribean Cruises Ltd.                             61,500          2,139
  Wynn Resorts Ltd.                                        46,190(a)       1,294
--------------------------------------------------------------------------------
                                                                           3,433
================================================================================
HOUSEHOLD EQUIPMENT & PRODUCTS (1.8%)
  Harman International Industries, Inc.                    20,048          1,483
--------------------------------------------------------------------------------
INSURANCE: PROPERTY & CASUALTY (1.0%)
  White Mountains Insurance Group Ltd.                      1,893            871
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT COMPANIES (2.0%)
  Affiliated Managers Group                                 6,049(a)         421
  Federated Investors, Inc., Class B                       23,500            690
  Legg Mason, Inc.                                          7,800            602
--------------------------------------------------------------------------------
                                                                           1,713
================================================================================
IT SERVICES (0.9%)
  Sungard Data Systems, Inc.                               28,774(a)         797
--------------------------------------------------------------------------------
JEWELRY, WATCHES & GEMSTONES (0.8%)
  Tiffany & Co.                                            14,149            640
--------------------------------------------------------------------------------
MACHINERY & ENGINEERING (0.5%)
  Graco, Inc.                                              10,700            429
--------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES (2.6%)
  BJ Services Co.                                          22,900(a)         822
  Smith International, Inc.                                33,649(a)       1,397
--------------------------------------------------------------------------------
                                                                           2,219
================================================================================
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (2.9%)
  Bard (C.R.), Inc.                                        10,600            861
  Patterson Dental Co.                                      6,100(a)         391
  St. Jude Medical, Inc.                                    8,174(a)         502
  Zimmer Holdings, Inc.                                     9,848(a)         693
--------------------------------------------------------------------------------
                                                                           2,447
================================================================================
OIL: INTEGRATED DOMESTIC (0.5%)
  Suncor Energy, Inc.                                      17,749            445
--------------------------------------------------------------------------------
RADIO & TV BROADCASTERS (3.9%)
  Citadel Broadcasting Corp.                               31,200(a)  $      698
  Radio One, Inc., Class D                                 45,425(a)         877
  Univision Communications, Inc., Class A                  43,372(a)       1,721
--------------------------------------------------------------------------------
                                                                           3,296
================================================================================
RESTAURANTS (1.0%)
  P.F. Chang's China Bistro, Inc.                           8,100(a)         412
  Sonic Corp.                                              13,600(a)         417
--------------------------------------------------------------------------------
                                                                             829
================================================================================
RETAIL (5.9%)
  Chico's FAS, Inc.                                        24,700(a)         912
  Dollar General Corp.                                     21,600            453
  Dollar Tree Stores, Inc.                                 45,800(a)       1,377
  Outback Steakhouse, Inc.                                 14,000            619
  Petsmart, Inc.                                           28,400            676
  TJX Cos., Inc.                                           26,200            578
  Tractor Supply Co.                                        9,900(a)         385
--------------------------------------------------------------------------------
                                                                           5,000
================================================================================
SECURITIES BROKERAGE & SERVICES (1.4%)
  Ameritrade Holding Corp.                                 81,300(a)       1,144
--------------------------------------------------------------------------------
SERVICES: COMMERCIAL (6.0%)
  Alliance Data Systems Corp.                              27,700(a)         767
  Brascan Corp., Class A                                   13,549            414
  ChoicePoint, Inc.                                        22,090(a)         841
  Corporate Executive Board Co.                            16,600(a)         775
  DeVry, Inc.                                              23,700(a)         596
  Iron Mountain, Inc.                                      17,225(a)         681
  ITT Educational Services, Inc.                           21,600(a)       1,014
--------------------------------------------------------------------------------
                                                                           5,088
================================================================================
TEXTILE APPAREL MANUFACTURING (0.8%)
  Coach, Inc.                                              18,198(a)         687
--------------------------------------------------------------------------------
TEXTILE PRODUCTS (0.5%)
  Mohawk Industries, Inc.                                   5,674(a)         400
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (0.6%)
  Sovereign Bancorp, Inc.                                  21,000            499
--------------------------------------------------------------------------------
TRANSPORTATION MISCELLANEOUS (0.9%)
  C.H. Robinson Worldwide, Inc.                            20,975            795
--------------------------------------------------------------------------------
UTILITIES: GAS PIPELINES (0.8%)
  Questar Corp.                                            20,200            710
--------------------------------------------------------------------------------
UTILITIES: TELECOMMUNICATIONS (3.3%)
  IDT Corp., Class B                                       38,700(a)         895
  NTL, Inc.                                                27,204(a)       1,898
--------------------------------------------------------------------------------
                                                                           2,793
================================================================================
TOTAL COMMON STOCKS (COST $73,556)                                        83,378
================================================================================

                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.9%)
REPURCHASE AGREEMENT (1.9%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $1,647
    (COST $1,647)                                      $    1,647(b)       1,647
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

MID CAP GROWTH PORTFOLIO

                                                                           VALUE
                                                                           (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%) (COST $75,203)                             $   85,025
================================================================================

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
OTHER ASSETS (0.3%)
  Cash                                                 $        1
  Receivable for Portfolio Shares Sold                        152
  Receivable for Investments Sold                              73
  Dividends Receivable                                          9
  Other                                                         2            237
================================================================================
LIABILITIES (-0.5%)
  Payable for Investments Purchased                          (214)
  Investment Advisory Fees Payable                           (125)
  Payable for Portfolio Shares Redeemed                       (54)
  Administrative Fees Payable                                 (20)
  Custodian Fees Payable                                      (12)
  Directors' Fees and Expenses Payable                         (1)
  Distribution Fees on Class II Shares                         (1)
  Other Liabilities                                           (14)          (441)
================================================================================
NET ASSETS (100%)                                                     $   84,821
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $   86,173
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                           (1)
Accumulated Net Realized Gain (Loss)                                     (11,173)
Unrealized Appreciation (Depreciation) on Investments                      9,822
--------------------------------------------------------------------------------
NET ASSETS                                                            $   84,821
================================================================================
CLASS I:
NET ASSETS                                                            $   73,933
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 8,674,152 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                      $     8.52
================================================================================
CLASS II:
NET ASSETS                                                            $   10,888
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,278,435 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                      $     8.52
================================================================================

(a)  Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR  American Depositary Receipt
REIT Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

MID CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS

                                                                      YEAR ENDED
                                                               DECEMBER 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $1 foreign taxes withheld)                   $           140
  Interest                                                                    18
--------------------------------------------------------------------------------
    Total Investment Income                                                  158
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                   409
  Administrative Fees                                                        144
  Custodian Fees                                                              98
  Shareholder Reporting Fees                                                  31
  Professional Fees                                                           21
  Distribution Fees on Class II Shares                                        11
  Interest Expense                                                             2
  Directors' Fees and Expenses                                                 1
  Other                                                                       14
--------------------------------------------------------------------------------
    Total Expenses                                                           731
--------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                           (145)
  Distribution Fees on Class II Shares Waived                                 (8)
--------------------------------------------------------------------------------
    Net Expenses                                                             578
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (420)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                         8,336
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                             10,954
--------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION)                                           19,290
--------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                            $        18,870
================================================================================

   The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED         YEAR ENDED
                                                               DECEMBER 31, 2003  DECEMBER 31, 2002
                                                                           (000)              (000)
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                   $          (420)  $          (242)
  Net Realized Gain (Loss)                                                 8,336            (8,255)
  Net Change in Unrealized Appreciation (Depreciation)                    10,954            (3,849)
--------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Operations                                                     18,870           (12,346)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscriptions                                                           68,211            39,838
  Redemptions                                                            (46,632)          (26,281)
  Class II*:
  Subscriptions                                                           10,301                --
  Redemptions                                                               (369)               --
--------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Capital Share Transactions                                     31,511            13,557
--------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                 50,381             1,211
NET ASSETS:
  Beginning of Period                                                     34,440            33,229
--------------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment
    income (accumulated net investment loss) of $(1) in 2003)    $        84,821   $        34,440
--------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Class I:
    Shares Subscribed                                                      9,375             5,913
    Shares Redeemed                                                       (6,434)           (3,987)
--------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Shares Outstanding                  2,941             1,926
--------------------------------------------------------------------------------------------------
    Class II*:
    Shares Subscribed                                                      1,324                --
    Shares Redeemed                                                          (46)               --
--------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Shares Outstanding                 1,278                --
==================================================================================================

*Class II shares commenced offering on May 5, 2003

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

FINANCIAL HIGHLIGHTS

MID CAP GROWTH PORTFOLIO

                                                                      CLASS I
                                           --------------------------------------------------------------
                                                                                             PERIOD FROM
                                                    YEAR ENDED DECEMBER 31,             OCTOBER 18, 1999*
                                           -----------------------------------------     TO DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS             2003       2002       2001       2000                1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $   6.01   $   8.73   $  12.35   $  13.84         $  10.00
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                (0.06)#    (0.05)#    (0.04)     (0.03)           (0.01)
  Net Realized and Unrealized Gain (Loss)      2.57      (2.67)     (3.58)     (0.93)            3.85
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations           2.51      (2.72)     (3.62)     (0.96)            3.84
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                              --         --         --      (0.53)              --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $   8.52   $   6.01   $   8.73   $  12.35         $  13.84
=========================================================================================================
TOTAL RETURN+/-                               41.76%    (31.16)%   (29.31)%    (7.33)%          38.40%++
=========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)          $ 73,933   $ 34,440   $ 33,229   $ 17,386         $  2,859
Ratio of Expenses to Average Net Assets        1.05%      1.05%      1.05%      1.05%            1.05%**
Ratio of Net Investment Income (Loss) to
  Average Net Assets                          (0.76)%    (0.73)%    (0.61)%    (0.52)%          (0.61)%**
Portfolio Turnover Rate                         176%       269%       168%       171%              52%++
---------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or
  Reimbursed by Adviser:
    Expenses to Average Net Assets             1.33%      1.28%      1.39%      2.29%            8.06%**
    Net Investment Income (Loss) to
      Average Net Assets                      (1.04)%    (0.96)%    (0.95)%    (1.76)%          (7.62)%**
---------------------------------------------------------------------------------------------------------

                                                                                                 CLASS II
                                                                                          ---------------
                                                                                              PERIOD FROM
                                                                                             MAY 5, 2003^
                                                                                          TO DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                                                   2003
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $   6.60
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                  (0.04)#
  Net Realized and Unrealized Gain (Loss)                                                        1.96
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                             1.92
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                               $   8.52
=========================================================================================================
TOTAL RETURN +/-                                                                                29.09%++
=========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                            $ 10,888
Ratio of Expenses to Average Net Assets                                                          1.15%**
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                                                            (0.86)%**
Portfolio Turnover Rate                                                                           176%
---------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or
  Reimbursed by Adviser and/or Distributor:
    Expenses to Average Net Assets                                                               1.68%**
    Net Investment Income (Loss) to Average
      Net Assets                                                                                (1.39)%**
---------------------------------------------------------------------------------------------------------

*   Commencement of operations
^   Commenced offering
**  Annualized
#   Per share amount is based on average shares outstanding
++  Not annualized
+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account.
    If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 5, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

      All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   quarterly, at the annual rate based on average daily net assets as follows:

                                FROM $500
               FIRST $500      MILLION TO      MORE THAN
                  MILLION      $1 BILLION     $1 BILLION
               -----------------------------------------
                     0.75%           0.70%          0.65%

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

   F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2003 and 2002.

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

   At December 31, 2003, the Portfolio had no distributable earnings on a tax basis.

   At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                                             NET
                                                                    APPRECIATION
            COST         APPRECIATION         DEPRECIATION        (DEPRECIATION)
           (000)                (000)                (000)                 (000)
        ------------------------------------------------------------------------
        $ 75,350             $ 10,446              $ (771)               $ 9,675

   At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $11,025,000, of which, $3,512,000 will expire on December 31, 2009, and $7,513,000 will expire on December 31, 2010.

   During the year ended December 31, 2003, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $6,230,000.

   To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

   G. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $124,184,000 and $93,917,000,

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

   During the year ended December 31, 2003, the Portfolio incurred $1,455 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

   At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.4% and 94.3%, for Class I and Class II, respectively.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
MID CAP GROWTH PORTFOLIO


We have audited the accompanying statement of net assets of the Mid Cap Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid Cap Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                           TERM OF                                     NUMBER OF
                                           OFFICE AND                                  PORTFOLIOS IN
                              POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    TIME        PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY    OTHER DIRECTORSHIPS HELD BY
DIRECTOR                      REGISTRANT   SERVED*     PAST 5 YEARS                    DIRECTOR**     DIRECTOR
----------------------------  -----------  ----------  ------------------------------  -------------  ------------------------------
Michael Bozic (62)            Director     Director    Retired; Director or Trustee        208        Director of Weirton Steel
c/o Kramer Levin Naftalis &                since 2003  of the Retail Funds and the                    Corporation.
Frankel LLP                                            Institutional Funds; formerly
Counsel to the Independent                             Vice Chairman of Kmart
Directors                                              Corporation, Chairman and
919 Third Avenue                                       Chief Executive Officer of
New York, NY 10022                                     Levitz Furniture Corporation
                                                       and President and Chief
                                                       Executive Officer of Hills
                                                       Department Stores; formerly
                                                       variously Chairman, Chief
                                                       Executive Officer, President
                                                       and Chief Operating Officer of
                                                       the Sears Merchandise Group of
                                                       Sears, Roebuck & Co.

Edwin J. Garn (71)            Director     Director    Director or Trustee of the          208        Director of Franklin Covey
Summit Ventures LLC                        since 2003  Retail Funds and the                           (time management systems), BMW
One Utah Center                                        Institutional Funds; member of                 Bank of North America, Inc.
201 South Main Street                                  the Utah Regional Advisory                     (industrial loan corporation),
Salt Lake City, UT 84111                               Board of Pacific Corp.;                        United Space Alliance (joint
                                                       formerly United States Senator                 venture between Lockheed
                                                       (R-Utah) and Chairman, Senate                  Martin and The Boeing Company)
                                                       Banking Committee, Mayor of                    and Nuskin Asia Pacific
                                                       Salt Lake City, Utah,                          (multilevel marketing); member
                                                       Astronaut, Space Shuttle                       of the board of various civic
                                                       Discovery and Vice Chairman,                   and charitable organizations.
                                                       Huntsman Corporation (chemical
                                                       company).

Wayne E. Hedien (69)          Director     Director    Retired; Director or Trustee        208        Director of the PMI Group Inc.
WEH Associates                             since 2003  of the Retail Funds and the                    (private mortgage insurance);
5750 Old Orchard Road                                  Institutional Funds; formerly                  Trustee and Vice Chairman of
Suite 530                                              associated with the Allstate                   the Field Museum of Natural
Skokie, IL 60077                                       Companies, most recently as                    History; director of various
                                                       Chairman of The Allstate                       other business and charitable
                                                       Corporation and Chairman and                   organizations.
                                                       Chief Executive Officer of its
                                                       wholly-owned subsidiary,
                                                       Allstate Insurance Company.

Dr. Manuel H. Johnson (54)    Director     Director    Chairman of the Audit               208        Director of NVR, Inc. (home
Johnson Smick International,               since 2003  Committee and Director or                      construction); Chairman and
Inc.                                                   Trustee of the Retail Funds                    Trustee of the Financial
2099 Pennsylvania Avenue,                              and the Institutional Funds;                   Accounting Foundation
NW Suite 950                                           Senior Partner, Johnson Smick                  (oversight organization of the
Washington, D.C. 20006                                 International, Inc.                            Financial Accounting Standards
                                                       (consulting firm); Co-Chairman                 Board); Director of RBS
                                                       and a founder of the Group of                  Greenwich Capital Holdings
                                                       Seven Council (G7C), an                        (financial holdings company).
                                                       international economic
                                                       commission; formerly Vice
                                                       Chairman of the Board of
                                                       Governors of the Federal
                                                       Reserve System and Assistant
                                                       Secretary of the U.S.
                                                       Treasury.

Joseph J. Kearns (61)         Director     Director    Deputy Chairman of the Audit        209        Director of Electro Rent
Kearns & Associates LLC                    since 1994  Committee and Director or                      Corporation (equipment
PMB754                                                 Trustee of the Retail Funds                    leasing), The Ford Family
23852 Pacific Coast Hwy.                               and the Institutional Funds;                   Foundation and the UCLA
Malibu, CA 90265                                       previously Chairman of the                     Foundation.
                                                       Audit Committee of the
                                                       Institutional Funds;
                                                       President, Kearns & Associates
                                                       LLC (investment consulting);
                                                       formerly CFO of The J. Paul
                                                       Getty Trust.

Michael Nugent (67)           Director     Director    Chairman of the Insurance           208        Director of various business
Triumph Capital, L.P.                      since 2001  Committee and Director or                      organizations.
445 Park Avenue, 10th Floor                            Trustee of the Retail Funds
New York, NY 10022                                     and the Institutional Funds;
                                                       General Partner of Triumph
                                                       Capital, L.P., (private
                                                       investment partnership);
                                                       formerly Vice President,
                                                       Bankers Trust Company and BT
                                                       Capital Corporation.

Fergus Reid (71)              Director     Director    Chairman of the Governance          209        Trustee and Director of
Lumelite Plastics                          since 2001  Committee and Director or                      certain investment companies
85 Charles Coleman Blvd.                               Trustee of the Retail Funds                    in the JPMorgan Funds complex
Pawling, NY 12564                                      and the Institutional Funds;                   managed by JP Morgan
                                                       Chairman of Lumelite Plastics                  Investment Management Inc.
                                                       Corporation.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                           TERM OF                                     NUMBER OF
                                           OFFICE AND                                  PORTFOLIOS IN
                              POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    TIME        PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY    OTHER DIRECTORSHIPS HELD BY
DIRECTOR                      REGISTRANT   SERVED*     PAST 5 YEARS                    DIRECTOR**     DIRECTOR
----------------------------  -----------  ----------  ------------------------------  -------------  ------------------------------
Charles A. Fiumefreddo (70)   Chairman     Chairman    Chairman and Director or            208        None
Morgan Stanley Funds          and          and         Trustee of the Retail Funds
Harborside Financial Center   Director     Director    and the Institutional Funds;
Plaza Two 3rd Floor                        since       formerly Chief Executive
Jersey City, NJ 07311                      2003        Officer of the Retail Funds.

James F. Higgins (55)         Director     Director    Director or Trustee of the          208        Director of AXA Financial,
Morgan Stanley                             since 2003  Retail Funds and the                           Inc. and The Equitable Life
Harborside Financial Center                            Institutional Funds; Senior                    Assurance Society of the
Plaza Two 2nd Floor                                    Advisor of Morgan Stanley;                     United States (financial
Jersey City, NJ 07311                                  Director of Morgan Stanley                     services).
                                                       Distributors Inc. and Dean
                                                       Witter Realty Inc.; previously
                                                       President and Chief Operating
                                                       Officer of the Private Client
                                                       Group of Morgan Stanley and
                                                       President and Chief Operating
                                                       Officer of Individual
                                                       Securities of Morgan Stanley.

Philip J. Purcell (60)        Director     Director    Director or Trustee of the          208        Director of American Airlines,
Morgan Stanley                             since 2003  Retail Funds and the                           Inc. and its parent company,
1585 Broadway 39th Floor                               Institutional Funds; Chairman                  AMR Corporation.
New York, NY 10036                                     of the Board of Directors and
                                                       Chief Executive Officer of
                                                       Morgan Stanley and Morgan
                                                       Stanley DW Inc.; Director of
                                                       Morgan Stanley Distributors
                                                       Inc.; Chairman of the Board of
                                                       Directors and Chief Executive
                                                       Officer of Novus Credit
                                                       Services Inc.; Director and/or
                                                       officer of various Morgan
                                                       Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment
   Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                                                TERM OF OFFICE AND
                                            POSITION(S) HELD    LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER  WITH REGISTRANT     SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------  ----------------    ------------------     -------------------------------------------
Mitchell M. Merin (50)                      President           President since        President and Chief Operating Officer of
Morgan Stanley Investment Management Inc.                       2003                   Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                                 President, Director and Chief Executive
New York, NY 10020                                                                     Officer of Morgan Stanley Investment Advisors
                                                                                       Inc. and Morgan Stanley Services Company
                                                                                       Inc.; Chairman, Chief Executive Officer and
                                                                                       Director of Morgan Stanley Distributors Inc.;
                                                                                       Chairman and Director of Morgan Stanley
                                                                                       Trust; Director of various Morgan Stanley
                                                                                       subsidiaries; President of the Institutional
                                                                                       Funds and the Retail Funds; Trustee and
                                                                                       President of the Van Kampen Open-End and
                                                                                       Closed-End funds.

Ronald E. Robison (64)                      Executive Vice      Executive Vice         Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.   President and       President and          Director of Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor      Principal           Principal              Management Inc.; Managing Director of Morgan
New York, NY 10020                          Executive           Executive Officer      Stanley & Co. Incorporated; Managing Director
                                            Officer             since 2003             of Morgan Stanley; Managing Director, Chief
                                                                                       Administrative Officer and Director of Morgan
                                                                                       Stanley Investment Advisors Inc. and Morgan
                                                                                       Stanley Services Company Inc.; Chief
                                                                                       Executive Officer and Director of Morgan
                                                                                       Stanley Trust; Executive Vice President and
                                                                                       Principal Executive Officer of the
                                                                                       Institutional Funds and the Retail Funds;
                                                                                       previously President and Director of the
                                                                                       Institutional Funds.

Barry Fink (48)                             Vice President      Vice President         General Counsel and Managing Director of
Morgan Stanley Investment Management Inc.                       since 2003             Morgan Stanley Investment Management;
1221 Avenue of the Americas 22nd Floor                                                 Managing Director, Secretary and Director of
New York, NY 10020                                                                     Morgan Stanley Investment Advisors Inc. and
                                                                                       Morgan Stanley Services Company Inc.;
                                                                                       Assistant Secretary of Morgan Stanley DW
                                                                                       Inc.; Vice President and General Counsel of
                                                                                       the Retail Funds; Vice President of the
                                                                                       Institutional Funds; Vice President and
                                                                                       Secretary of Morgan Stanley Distributors
                                                                                       Inc.; previously Secretary of the Retail
                                                                                       Funds; previously Vice President and
                                                                                       Assistant General Counsel of Morgan Stanley
                                                                                       Investment Advisors Inc. and Morgan Stanley
                                                                                       Services Company Inc.

Joseph J. McAlinden (60)                    Vice President      Vice President         Managing Director and Chief Investment
Morgan Stanley Investment Management Inc.                       since 2003             Officer of Morgan Stanley Investment Advisors
1221 Avenue of the Americas 33rd Floor                                                 Inc. and Morgan Stanley Investment Management
New York, NY 10020                                                                     Inc.; Director of Morgan Stanley Trust, Chief
                                                                                       Investment Officer of the Van Kampen Funds;
                                                                                       Vice President of the Institutional Funds and
                                                                                       the Retail Funds.

Stefanie V. Chang (37)                      Vice President      Vice President         Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       since 2001             Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                                 Management Inc.; Vice President of the
New York, NY 10020                                                                     Institutional Funds and the Retail Funds;
                                                                                       formerly practiced law with the New York law
                                                                                       firm of Rogers & Wells (now Clifford Chance
                                                                                       US LLP).

James W. Garrett (35)                       Treasurer and       Treasurer since        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.   Chief Financial     2002                   Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor      Officer             CFO since 2003         Management Inc.; Treasurer and Chief
New York, NY 10020                                                                     Financial Officer of the Institutional Funds;
                                                                                       previously with Price Waterhouse LLP (now
                                                                                       PricewaterhouseCoopers LLP).

Michael J. Leary (38)                       Assistant           Assistant              Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.           Treasurer           Treasurer since        Administration, J.P. Morgan Investor Services
73 Tremont Street                                               2003                   Co. (formerly Chase Global Funds Company);
Boston, MA 02108                                                                       formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                         Secretary           Secretary since        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       2001                   Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                                 Management Inc.; Secretary of the
New York, NY 10020                                                                     Institutional Funds and the Retail Funds;
                                                                                       formerly practiced law with the New York law
                                                                                       firms of McDermott, Will & Emery and Skadden,
                                                                                       Arps, Slate, Meagher & Flom LLP.

* Each Officer serves an indefinite term, until his or her successor is elected.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

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

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


[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003

MONEY MARKET PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Investment Overview (unaudited)

MONEY MARKET PORTFOLIO

[CHART]

                       COMPARATIVE MONTHLY AVERAGE YIELDS

                                MSUF MONEY MARKET
                                DECEMBER 31, 2003

MONTHLY COMPARATIVE YIELDS                          30 DAY YIELD

                                         IMONEYNET MONEY FUND
MONTH ENDING            PORTFOLIO       COMPARABLE YIELDS INDEX
---------------------------------------------------------------
January                   0.71%                  0.83%
February                  0.68                   0.79
March                     0.69                   0.75
April                     0.67                   0.72
May                       0.65                   0.70
June                      0.63                   0.67
July                      0.46                   0.54
August                    0.45                   0.52
September                 0.44                   0.51
October                   0.45                   0.51
November                  0.46                   0.52
December                  0.45                   0.53

Past performance is not predictive of future performance and assumes that all dividends and distributions, if any, were reinvested. Yields will fluctuate as market conditions change.

The Money Market Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity. Investments in shares of the Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PERFORMANCE

The annualized seven-day and thirty-day yields for the Portfolio as of December 31, 2003 were 0.45% and 0.44%, respectively. As with all money market portfolios, the seven-day and thirty-day yields are not necessarily indicative of future performance. The yield quotation more closely reflects the current earnings of the Portfolio than the total return.

MARKET CONDITIONS/FACTORS AFFECTING PERFORMANCE

- The Federal Open Market Committee lowered its target rate for federal funds to 1.00%, a 45-year low, on June 25, 2003. It maintained that target throughout the second half of 2003 to encourage a faster pace of economic activity. Against this backdrop, money market fund yields have fallen to record lows.

- Third quarter GDP growth jumped to 8.2%, its highest rate of expansion since the fourth quarter 1983. The December ISM Manufacturing Index rose to 66.2, its highest level since December 1983, and has remained above 50 since July, while non-farm payrolls have risen monthly since August.

MANAGEMENT STRATEGY

- As of December 31, 2003, the Morgan Stanley Universal Institutional Funds - Money Market Portfolio had net assets of $33 million. The average maturity of the Portfolio was 4 days.

- The Portfolio seeks high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions.

- Throughout the past year, we continued our long-standing policy of purchasing only high quality, very liquid money market securities. The Portfolio does not contain any derivative securities.

January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO

                                                                    FACE      AMORTIZED
                                                                  AMOUNT           COST
                                                                   (000)          (000)
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES (60.6%)
  Federal Home Loan Mortgage Corporation,
    1.01%, 1/8/04                                              $   8,000      $   7,998
  Federal National Mortgage Association
    1.03%, 1/6/04                                                  6,000          6,000
  Student Loan Marketing Association
    0.99%, 1/6/04                                                  6,000          5,999
---------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
    (COST $19,997)                                                               19,997
=======================================================================================
U.S. TREASURY SECURITY (18.1%)
  U.S. Treasury Bill, 0.90%, 1/2/04
    (COST $6,000)                                                  6,000          6,000
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (21.3%)
    Bear Stearns Co., Inc., 1.03%,
      dated 12/31/03, due 1/2/04,
      repurchase price $7,025, collateralized by
      Federal National Mortgage Association ARM
      pools having various maturities and interest
      rates, valued at $7,166 (COST $7,025)                        7,025(a)       7,025
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%) (COST $33,022)                                        33,022
=======================================================================================

                                                                  AMOUNT         AMOUNT
                                                                   (000)          (000)
---------------------------------------------------------------------------------------
OTHER ASSETS (0.1%)
  Cash                                                                44
  Other                                                                1             45
=======================================================================================
LIABILITIES (-0.1%)
  Investment Advisory Fees Payable                                   (13)
  Administrative Fees Payable                                         (9)
  Payable for Dividends Declared                                      (6)
  Directors' Fees and Expenses Payable                                (5)
  Custodian Fees Payable                                              (1)
  Other Liabilities                                                  (15)           (49)
=======================================================================================
NET ASSETS (100%)                                                             $  33,018
=======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                               $  33,018
=======================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 33,020,227 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                    $    1.00
=======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

MONEY MARKET PORTFOLIO

                                                                                           YEAR ENDED
                                                                                    DECEMBER 31, 2003
STATEMENT OF OPERATIONS                                                                         (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                                $       727
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                        192
  Administrative Fees                                                                             166
  Professional Fees                                                                                27
  Shareholder Reporting Fees                                                                       17
  Custodian Fees                                                                                    9
  Directors' Fees and Expenses                                                                      3
  Other                                                                                            12
-----------------------------------------------------------------------------------------------------
    Total Expenses                                                                                426
-----------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                 (74)
-----------------------------------------------------------------------------------------------------
    Net Expenses                                                                                  352
-----------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME                                                                 $       375
=====================================================================================================

                                                                      YEAR ENDED           YEAR ENDED
                                                               DECEMBER 31, 2003    DECEMBER 31, 2002
STATEMENT OF CHANGES IN NET ASSETS                                         (000)                (000)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                              $       375          $       701
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                     (375)                (763)
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                           36,991               24,512
  Distributions Reinvested                                                   387                  761
  Redemptions                                                            (64,472)             (23,745)
-----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Capital Share Transactions                                         (27,094)               1,528
-----------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                (27,094)               1,466
NET ASSETS:
  Beginning of Period                                                     60,112               58,646
-----------------------------------------------------------------------------------------------------
  End of Period                                                      $    33,018          $    60,112
-----------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Shares Subscribed                                                     36,991               24,512
    Shares Issued on Distributions Reinvested                                387                  761
    Shares Redeemed                                                      (64,472)             (23,745)
-----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                (27,094)               1,528
=====================================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                                                                                                    PERIOD FROM
                                                                     YEAR ENDED DECEMBER 31,                   JANUARY 5, 1999*
                                                       ---------------------------------------------------      TO DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                        2003          2002          2001          2000                   1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   1.000     $   1.000     $   1.000     $   1.000     $          1.000
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                    0.005         0.012         0.035         0.058                0.045
  Net Realized and Unrealized Gain (Loss)                     --            --         0.000+           --                   --
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       0.005         0.012         0.035         0.058                0.045
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                   (0.005)       (0.012)       (0.035)       (0.058)              (0.045)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $   1.000     $   1.000     $   1.000     $   1.000     $          1.000
===============================================================================================================================
TOTAL RETURN                                                0.55%         1.25%         3.50%         6.01%                4.63%++
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                      $  33,018     $  60,112     $  58,646     $ 106,978     $         93,292
Ratio of Expenses to Average Net Assets                     0.55%         0.55%         0.55%         0.55%                0.55%**
Ratio of Net Investment Income to Average Net Assets        0.58%         1.13%         3.86%         5.85%                4.60%**
-------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or
  Reimbursed by Adviser:
    Expenses to Average Net Assets                          0.67%         0.66%         0.64%         0.67%                0.77%**
    Net Investment Income to Average Net Assets             0.46%         1.02%         3.77%         5.74%                4.38%**
-------------------------------------------------------------------------------------------------------------------------------

*   Commencement of operations
**  Annualized
+   Amount is less than $0.0005 per share
++  Not annualized

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Money Market Portfolio. The Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity. Investments in shares of the Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. The Portfolio is expected to maintain a net asset value of $1.00 per share. There can be no assurance, however, that the Portfolio will be successful in maintaining a net asset value of $1.00 per share. The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Securities owned by the Money Market Portfolio are stated at amortized cost which approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                         FROM  $ 500
          FIRST $ 500     MILLION TO      MORE THAN
              MILLION     $1 BILLION     $1 BILLION
          ------------------------------------------
                 0.30%          0.25%          0.20%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.55%.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolios are recorded on the ex-dividend date.

The tax character of distributions paid during 2003 and 2002 was as follows:

            2003 DISTRIBUTIONS         2002 DISTRIBUTIONS
                PAID FROM:                     PAID FROM:
          ---------------------    ----------------------
          ORDINARY    LONG-TERM    ORDINARY     LONG-TERM
            INCOME  CAPITAL GAIN     INCOME  CAPITAL GAIN
             (000)        (000)       (000)         (000)
          -----------------------------------------------
            $  375        $  --      $  763         $  --

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

              UNDISTRIBUTED         UNDISTRIBUTED
                   ORDINARY             LONG-TERM
               INCOME (000)    CAPITAL GAIN (000)
              -----------------------------------
                     $    5                $   --

At December 31, 2003, cost for U.S. Federal income tax purposes of the investments of the Portfolio was approximately $33,022,000.

F. OTHER: At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 90.1%.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003


Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
MONEY MARKET PORTFOLIO

We have audited the accompanying statement of net assets of the Money Market Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ ERNST & YOUNG LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2003, the Portfolio earned 50.46% of its income from direct U.S. Treasury Obligations.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT-- DECEMBER 31, 2003

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                                TERM OF                                     NUMBER OF
                                                OFFICE AND                                  PORTFOLIOS IN
                                   POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF           HELD WITH    TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                           REGISTRANT   SERVED*     DURING PAST 5 YEARS             DIRECTOR**     BY DIRECTOR
---------------------------------  -----------  ----------  ------------------------------  -------------  -------------------------
Michael Bozic (62)                 Director     Director    Retired; Director or Trustee         208       Director of Weirton Steel
c/o Kramer Levin Naftalis &                     since 2003  of the Retail Funds and the                    Corporation.
Frankel LLP                                                 Institutional Funds; formerly
Counsel to the Independent                                  Vice Chairman of Kmart
Directors                                                   Corporation, Chairman and
919 Third Avenue                                            Chief Executive Officer of
New York, NY 10022                                          Levitz Furniture Corporation
                                                            and President and Chief
                                                            Executive Officer of Hills
                                                            Department Stores; formerly
                                                            variously Chairman, Chief
                                                            Executive Officer, President
                                                            and Chief Operating Officer of
                                                            the Sears Merchandise Group of
                                                            Sears, Roebuck & Co.

Edwin J. Garn (71)                 Director     Director    Director or Trustee of the           208       Director of Franklin
Summit Ventures LLC                             since 2003  Retail Funds and the                           Covey (time management
One Utah Center                                             Institutional Funds; member of                 systems), BMW Bank of
201 South Main Street                                       the Utah Regional Advisory                     North America, Inc.
Salt Lake City, UT 84111                                    Board of Pacific Corp.;                        (industrial loan
                                                            formerly United States Senator                 corporation), United
                                                            (R-Utah) and Chairman, Senate                  Space Alliance (joint
                                                            Banking Committee, Mayor of                    venture between Lockheed
                                                            Salt Lake City, Utah,                          Martin and The Boeing
                                                            Astronaut, Space Shuttle                       Company) and Nuskin Asia
                                                            Discovery and Vice Chairman,                   Pacific (multilevel
                                                            Huntsman Corporation (chemical                 marketing); member of the
                                                            company).                                      board of various civic
                                                                                                           and charitable
                                                                                                           organizations. Director
                                                                                                           of the PMI Group Inc.
                                                                                                           (private mortgage
                                                                                                           insurance); Trustee and
                                                                                                           Vice Chairman of the
                                                                                                           Field Museum of Natural
                                                                                                           History; director of
                                                                                                           various other business
                                                                                                           and charitable
                                                                                                           organizations.

Wayne E. Hedien (69)               Director     Director    Retired; Director or Trustee         208       Director of the PMI Group
WEH Associates                                  since 2003  of the Retail Funds and the                    Inc. (private mortgage
5750 Old Orchard Road                                       Institutional Funds; formerly                  insurance); Trustee and
Suite 530                                                   associated with the Allstate                   Vice Chairman of the
Skokie, IL 60077                                            Companies, most recently as                    Field Museum of Natural
                                                            Chairman of The Allstate                       History; director of
                                                            Corporation and Chairman and                   various other business
                                                            Chief Executive Officer of its                 and charitable
                                                            wholly-owned subsidiary,                       organizations.
                                                            Allstate Insurance Company.
Dr. Manuel H. Johnson (54)         Director     Director    Chairman of the Audit                208       Director of NVR, Inc.
Johnson Smick International, Inc.               since 2003  Committee and Director or                      (home construction);
2099 Pennsylvania Avenue,                                   Trustee of the Retail Funds                    Chairman and Trustee of
NW Suite 950                                                and the Institutional Funds;                   the Financial Accounting
Washington, D.C. 20006                                      Senior Partner, Johnson Smick                  Foundation (oversight
                                                            International, Inc.                            organization of the
                                                            (consulting firm); Co-Chairman                 Financial Accounting
                                                            and a founder of the Group of                  Standards Board);
                                                            Seven Council (G7C), an                        Director of RBS Greenwich
                                                            international economic                         Capital Holdings
                                                            commission; formerly Vice                      (financial holdings
                                                            Chairman of the Board of                       company).
                                                            Governors of the Federal
                                                            Reserve System and Assistant
                                                            Secretary of the U.S.
                                                            Treasury.

Joseph J. Kearns (61)              Director     Director    Deputy Chairman of the Audit         209       Director of Electro Rent
Kearns & Associates LLC                         since 1994  Committee and Director or                      Corporation (equipment
PMB754                                                      Trustee of the Retail Funds                    leasing), The Ford Family
23852 Pacific Coast Hwy.                                    and the Institutional Funds;                   Foundation and the UCLA
Malibu, CA 90265                                            previously Chairman of the                     Foundation.
                                                            Audit Committee of the
                                                            Institutional Funds;
                                                            President, Kearns & Associates
                                                            LLC (investment consulting);
                                                            formerly CFO of The J. Paul
                                                            Getty Trust.


Michael Nugent (67)                Director     Director    Chairman of the Insurance            208       Director of various
Triumph Capital, L.P.                           since 2001  Committee and Director or                      business organizations.
445 Park Avenue, 10th Floor                                 Trustee of the Retail Funds
New York, NY 10022                                          and the Institutional Funds;
                                                            General Partner of Triumph
                                                            Capital, L.P., (private
                                                            investment partnership);
                                                            formerly Vice President,
                                                            Bankers Trust Company and BT
                                                            Capital Corporation.

Fergus Reid (71)                   Director     Director    Chairman of the Governance           209       Trustee and Director of
Lumelite Plastics                               since 2001  Committee and Director or                      certain investment
85 Charles Coleman Blvd.                                    Trustee of the Retail Funds                    companies in the JPMorgan
Pawling, NY 12564                                           and the Institutional Funds;                   Funds complex managed by
                                                            Chairman of Lumelite Plastics                  JP Morgan Investment
                                                            Corporation.                                   Management Inc.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (cont'd)

Interested Directors:

                                                TERM OF                                     NUMBER OF
                                                OFFICE AND                                  PORTFOLIOS IN
                                   POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF           HELD WITH    TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                           REGISTRANT   SERVED*     DURING PAST 5 YEARS             DIRECTOR**     BY DIRECTOR
---------------------------------  -----------  ----------  ------------------------------  -------------  ------------------------
Charles A. Fiumefreddo (70)        Chairman     Chairman    Chairman and Director or             208       None
Morgan Stanley Funds               and          and         Trustee of the Retail Funds
Harborside Financial Center        Director     Director    and the Institutional Funds;
Plaza Two 3rd Floor                             since 2003  formerly Chief Executive
Jersey City, NJ 07311                                       Officer of the Retail Funds.

James F. Higgins (55)              Director     Director    Director or Trustee of the           208       Director of AXA
Morgan Stanley Harborside                       since 2003  Retail Funds and the                           Financial, Inc. and The
Financial Center                                            Institutional Funds; Senior                    Equitable Life Assurance
Plaza Two 2nd Floor Jersey                                  Advisor of Morgan Stanley;                     Society of the United
City, NJ 07311                                              Director of Morgan Stanley                     States (financial
                                                            Distributors Inc. and Dean                     services).
                                                            Witter Realty Inc.; previously
                                                            President and Chief Operating
                                                            Officer of the Private Client
                                                            Group of Morgan Stanley and
                                                            President and Chief Operating
                                                            Officer of Individual
                                                            Securities of Morgan Stanley.

Philip J. Purcell (60)             Director     Director    Director or Trustee of the           208       Director of American
Morgan Stanley                                  since 2003  Retail Funds and the                           Airlines, Inc. and its
1585 Broadway 39th Floor                                    Institutional Funds; Chairman                  parent company, AMR
New York, NY 10036                                          of the Board of Directors and                  Corporation.
                                                            Chief Executive Officer of
                                                            Morgan Stanley and Morgan
                                                            Stanley DW Inc.; Director of
                                                            Morgan Stanley Distributors
                                                            Inc.; Chairman of the Board of
                                                            Directors and Chief Executive
                                                            Officer of Novus Credit
                                                            Services Inc.; Director and/or
                                                            officer of various Morgan
                                                            Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (cont'd)

Officers:

                                                             TERM OF OFFICE AND
                                            POSITION(S)HELD  LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER  WITH REGISTRANT  SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------  ---------------  ------------------  --------------------------------------------------
Mitchell M. Merin (50)                      President        President since     President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                    2003                Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                           Director and Chief Executive Officer of Morgan
New York, NY 10020                                                               Stanley Investment Advisors Inc. and Morgan
                                                                                 Stanley Services Company Inc.; Chairman, Chief
                                                                                 Executive Officer and Director of Morgan Stanley
                                                                                 Distributors Inc.; Chairman and Director of Morgan
                                                                                 Stanley Trust; Director of various Morgan Stanley
                                                                                 subsidiaries; President of the Institutional Funds
                                                                                 and the Retail Funds; Trustee and President of the
                                                                                 Van Kampen Open-End and Closed-End funds.

Ronald E. Robison (64)                      Executive Vice   Executive Vice      Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.   President and    President and       Director of Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor      Principal        Principal           Inc.; Managing Director of Morgan Stanley & Co.
New York, NY 10020                          Executive        Executive Officer   Incorporated; Managing Director of Morgan Stanley;
                                            Officer          since 2003          Managing Director, Chief Administrative Officer
                                                                                 and Director of Morgan Stanley Investment Advisors
                                                                                 Inc. and Morgan Stanley Services Company Inc.;
                                                                                 Chief Executive Officer and Director of Morgan
                                                                                 Stanley Trust; Executive Vice President and
                                                                                 Principal Executive Officer of the Institutional
                                                                                 Funds and the Retail Funds; previously President
                                                                                 and Director of the Institutional Funds.

Barry Fink (48)                             Vice President   Vice President      General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                    since 2003          Stanley Investment Management; Managing Director,
1221 Avenue of the Americas 22nd Floor                                           Secretary and Director of Morgan Stanley
New York, NY 10020                                                               Investment Advisors Inc. and Morgan Stanley
                                                                                 Services Company Inc.; Assistant Secretary of
                                                                                 Morgan Stanley DW Inc.; Vice President and General
                                                                                 Counsel of the Retail Funds; Vice President of the
                                                                                 Institutional Funds; Vice President and Secretary
                                                                                 of Morgan Stanley Distributors Inc.; previously
                                                                                 Secretary of the Retail Funds; previously Vice
                                                                                 President and Assistant General Counsel of Morgan
                                                                                 Stanley Investment Advisors Inc. and Morgan
                                                                                 Stanley Services Company Inc.

Joseph J. McAlinden (60)                    Vice President   Vice President      Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                    since 2003          Morgan Stanley Investment Advisors Inc. and Morgan
1221 Avenue of the Americas 33rd Floor                                           Stanley Investment Management Inc.; Director of
New York, NY 10020                                                               Morgan Stanley Trust, Chief Investment Officer of
                                                                                 the Van Kampen Funds; Vice President of the
                                                                                 Institutional Funds and the Retail Funds.

Stefanie V. Chang (37)                      Vice President   Vice President      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    since 2001          Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                           Management Inc.; Vice President of the
New York, NY 10020                                                               Institutional Funds and the Retail Funds; formerly
                                                                                 practiced law with the New York law firm of Rogers
                                                                                 & Wells (now Clifford Chance US LLP).

James W. Garrett (35)                       Treasurer and    Treasurer since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.   Chief Financial  2002                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor      Officer          CFO since 2003      Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                               Officer of the Institutional Funds; previously
                                                                                 with Price Waterhouse LLP (now
                                                                                 PricewaterhouseCoopers LLP).

Michael J. Leary (38)                       Assistant        Assistant           Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.           Treasurer        Treasurer since     Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                            2003                (formerly Chase Global Funds Company); formerly
Boston, MA 02108                                                                 Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                         Secretary        Secretary since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    2001                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                           Management Inc.; Secretary of the Institutional
New York, NY 10020                                                               Funds and the Retail Funds; formerly practiced law
                                                                                 with the New York law firms of McDermott, Will &
                                                                                 Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                                 LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003


SMALL COMPANY GROWTH PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Investment Overview (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

PERFORMANCE COMPARED TO THE RUSSELL 2000 GROWTH INDEX

                                                     TOTAL
                                                   RETURNS(2)
                                                  ------------
                                                    CUMULATIVE
                                                         SINCE
                                                  INCEPTION(3)
--------------------------------------------------------------
Portfolio - Class II                                    36.30%
Index(1) - Class II                                     41.17

(1) The Russell 2000 Growth Index is a market capitalization - weighted index comprised of those companies of the Russell 2000 Index with higher forecasted growth values and higher price-to-book ratios.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on April 30, 2003.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION

                            MSUF SMALL COMPANY GROWTH
                                DECEMBER 31, 2003

                                                         RUSSELL 2000
                                         PORTFOLIO       GROWTH INDEX
                                       -------------------------------
4/30/03*                               $     10,000      $      10,000
12/31/2003                                   13,630             14,117

* Commenced operations on April 30, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Small Company Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. Investments in small- to medium-sized corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

PERFORMANCE

For the period from April 30, 2003 to December 31, 2003, the Portfolio's Class II shares had a total return of 36.30% compared to 41.17% for the Russell 2000 Growth Index (the "Index").

FACTORS AFFECTING PERFORMANCE

- The largest positive contributor to the Portfolio's relative results was stock selection in the consumer discretionary sector, although this was slightly offset by the negative effect of the Portfolio's substantial sector overweight, as compared to the Index. A number of consumer discretionary stocks ranked among the Portfolio's largest individual positions and several of these added meaningfully to relative results.

- In the technology sector, the favorable impact of an overweight (as compared to the Index) in semiconductor companies was offset by underperformance in other areas such as software. During 2003, higher beta technology stocks rallied. Many of these companies did not pass our tests for fund inclusion.

- The Portfolio's healthcare position had the most significant negative impact from a stock selection perspective, primarily due to weakness in pharmaceuticals and biotechnology.

MANAGEMENT STRATEGIES

- On average, the three largest sectors in the portfolio during 2003 were consumer discretionary, healthcare and technology.


January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets

SMALL COMPANY GROWTH PORTFOLIO

                                                                            VALUE
                                                           SHARES           (000)
---------------------------------------------------------------------------------
COMMON STOCKS (96.1%)
ADVERTISING AGENCIES (0.5%)
  R.H. Donnelley Corp.                                      2,400(a)   $       96
---------------------------------------------------------------------------------
AEROSPACE (0.6%)
  Moog, Inc., Class A                                       2,075(a)          103
---------------------------------------------------------------------------------
AIR TRANSPORT (0.3%)
  Airtran Holdings, Inc.                                    4,650(a)           55
---------------------------------------------------------------------------------
AUTO PARTS: AFTER MARKET (0.4%)
  TBC Corp.                                                 2,925(a)           76
---------------------------------------------------------------------------------
BANKS: OUTSIDE NEW YORK CITY (1.5%)
  TierOne Corp.                                             5,850(a)          134
  UCBH Holdings, Inc.                                       3,350             131
---------------------------------------------------------------------------------
                                                                              265
=================================================================================
BIOTECHNOLOGY RESEARCH & PRODUCTION (4.1%)
  Digene Corp.                                              3,025(a)          121
  Idexx Laboratories, Inc.                                  1,925(a)           89
  Martek Biosciences Corp.                                  1,485(a)           97
  MGI Pharma, Inc.                                          3,025(a)          124
  Taro Pharmaceuticals Industries                           2,525(a)          163
  Telik, Inc.                                               5,950(a)          137
---------------------------------------------------------------------------------
                                                                              731
=================================================================================
CASINOS & GAMBLING (4.4%)
  Alliance Gaming Corp.                                     3,300(a)           81
  GTECH Holdings Corp.                                      7,125             353
  Kerzner International Ltd.                                2,400(a)           93
  Shuffle Master, Inc.                                      1,850(a)           64
  Station Casinos, Inc.                                     6,525             200
---------------------------------------------------------------------------------
                                                                              791
=================================================================================
COMMERCIAL INFORMATION SERVICES (0.5%)
  Viad Corp.                                                3,425              86
---------------------------------------------------------------------------------
COMMUNICATIONS & MEDIA (1.1%)
  Media General, Inc., Class A                              2,950             192
---------------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (3.8%)
  Crown Castle International Corp.                         18,875(a)          208
  Dobson Communications Corp.                               9,475(a)           62
  F5 Networks, Inc.                                         2,450(a)           62
  Sonus Networks, Inc.                                     17,125(a)          130
  Spectrasite, Inc.                                         6,500(a)          226
---------------------------------------------------------------------------------
                                                                              688
=================================================================================
COMPUTER SERVICES, SOFTWARE & SYSTEMS (9.8%)
  Akamai Technologies, Inc.                                 7,850(a)           84
  Emulex Corp.                                              2,425(a)           65
  eSpeed, Inc., Class A                                     3,800(a)           89
  FileNet Corp.                                             3,275(a)           89
  Hyperion Solutions Corp.                                  2,887(a)           87
  Informatica Corp.                                         8,200(a)           84
  Merge Technologies, Inc.                                  3,475(a)           61
  Micromuse, Inc.                                          15,525(a)          107
  MicroStrategy, Inc.                                       1,225(a)           64
  Neoforma, Inc.                                            8,975(a)           95
  NetIQ Corp.                                              12,675(a)          168
  Quest Software, Inc.                                      7,525(a)          107
  Red Hat, Inc.                                             6,300(a)          118
  Serena Software, Inc.                                     3,700(a)           68
  SkillSoft plc ADR                                        21,150(a)          183
  Valueclick, Inc.                                          7,825(a)   $       71
  Verint Systems, Inc.                                      3,175(a)           72
  Websense, Inc.                                            5,125(a)          150
---------------------------------------------------------------------------------
                                                                            1,762
=================================================================================
COMPUTER TECHNOLOGY (0.3%)
  Intergraph Corp.                                          2,525(a)           60
---------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (1.9%)
  Brookfield Homes Corp.                                    7,050             182
  Chicago Bridge & Iron Co. N.V. (NY Shares)                4,700             136
  Levitt Corp., Class A                                       700(a)           14
---------------------------------------------------------------------------------
                                                                              332
=================================================================================
CONSUMER ELECTRONICS (0.3%)
  CNET Networks, Inc.                                       8,075(a)           55
---------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS (1.6%)
  Gen-Probe, Inc.                                           5,275(a)          192
  Medicines Co.                                             2,200(a)           65
  Valeant Pharmaceuticals International                     1,400              35
---------------------------------------------------------------------------------
                                                                              292
=================================================================================
EDUCATION SERVICES (0.6%)
  Strayer Education, Inc.                                     987             107
---------------------------------------------------------------------------------
ELECTRONICS (1.9%)
  Amphenol Corp., Class A                                   1,575(a)          101
  Avid Technology, Inc.                                     1,825(a)           88
  Planar Systems, Inc.                                      2,650(a)           64
  Trimble Navigation Ltd.                                   2,500(a)           93
---------------------------------------------------------------------------------
                                                                              346
=================================================================================
ELECTRONICS: SEMICONDUCTORS/COMPONENTS (4.5%)
  Actel Corp.                                               3,400(a)           82
  Brooks Automation, Inc.                                   4,700(a)          114
  Entegris, Inc.                                            5,825(a)           75
  Integrated Circuit Systems, Inc.                          2,275(a)           65
  MKS Instruments, Inc.                                     2,800(a)           81
  O2Micro International Ltd.                                3,025(a)           68
  PMC-Sierra, Inc.                                          3,600(a)           72
  Power Integrations, Inc.                                  2,775(a)           93
  Rambus, Inc.                                              2,925(a)           90
  Tessera Technologies, Inc.                                3,525(a)           66
---------------------------------------------------------------------------------
                                                                              806
=================================================================================
ELECTRONICS: TECHNOLOGY (0.5%)
  Secure Computing Corp.                                    5,050(a)           90
---------------------------------------------------------------------------------
ENERGY MISCELLANEOUS (3.6%)
  Evergreen Resources, Inc.                                 4,725(a)          154
  PetroKazakhstan, Inc., Class A                            3,150(a)           71
  Ultra Petroleum Corp.                                    16,950(a)          417
---------------------------------------------------------------------------------
                                                                              642
=================================================================================
ENGINEERING & CONTRACTING SERVICES (0.4%)
  Washington Group International, Inc.                      1,850(a)           63
---------------------------------------------------------------------------------
FINANCIAL MISCELLANEOUS (2.2%)
  First Marblehead Corp. (The)                              2,743(a)           60
  Interactive Data Corp.                                   12,190(a)          202
  PMI Group, Inc. (The)                                     3,450             128
---------------------------------------------------------------------------------
                                                                              390
=================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets (cont'd)

SMALL COMPANY GROWTH PORTFOLIO

                                                                            VALUE
                                                           SHARES           (000)
---------------------------------------------------------------------------------
FOODS (0.7%)
  J & J Snack Foods Corp.                                   3,526(a)   $      133
---------------------------------------------------------------------------------
HEALTHCARE FACILITIES (1.3%)
  VistaCare, Inc., Class A                                  6,440(a)          226
---------------------------------------------------------------------------------
HEALTHCARE MANAGEMENT SERVICES (0.8%)
  Eclipsys Corp.                                           11,725(a)          136
---------------------------------------------------------------------------------
HEALTHCARE MISCELLANEOUS (2.6%)
  CV Therapeutics, Inc.                                     3,000(a)           44
  NPS Pharmaceuticals, Inc.                                 4,725(a)          145
  VCA Antech, Inc.                                          8,925(a)          277
---------------------------------------------------------------------------------
                                                                              466
=================================================================================
HEALTHCARE SERVICES (5.9%)
  Apria Healthcare Group, Inc.                              4,672(a)          133
  Dade Behring Holdings, Inc.                              12,000(a)          429
  Genesis HealthCare Corp.                                  2,950(a)           67
  Immucor, Inc.                                             8,050(a)          164
  Stericycle, Inc.                                          5,800(a)          271
---------------------------------------------------------------------------------
                                                                            1,064
=================================================================================
HOTEL/MOTEL (1.5%)
  Wynn Resorts Ltd.                                         9,790(a)          274
---------------------------------------------------------------------------------
HOUSEHOLD FURNISHINGS (0.4%)
  Select Comfort Corp.                                      2,600(a)           64
---------------------------------------------------------------------------------
INSURANCE: PROPERTY & CASUALTY (1.1%)
  Markel Corp.                                                768(a)          195
---------------------------------------------------------------------------------
INVESTMENT MANAGEMENT COMPANIES (0.5%)
  Affiliated Managers Group                                 1,250(a)           87
---------------------------------------------------------------------------------
LEISURE TIME (0.4%)
  WMS Industries, Inc.                                      2,650(a)           69
---------------------------------------------------------------------------------
MACHINERY & ENGINEERING (0.5%)
  Graco, Inc.                                               2,275              91
---------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES (0.9%)
  Maverick Tube Corp.                                       8,600(a)          166
---------------------------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.8%)
  Inamed Corp.                                              3,015(a)          145
---------------------------------------------------------------------------------
MEDICAL SERVICES (0.6%)
  Specialty Laboratories                                    6,299(a)          106
---------------------------------------------------------------------------------
METALS & MINING (0.2%)
  Glamis Gold Ltd.                                          2,300(a)           39
---------------------------------------------------------------------------------
OFFICE FURNITURE & BUSINESS EQUIPMENT (2.3%)
  Imagistics International, Inc.                           11,075(a)          415
---------------------------------------------------------------------------------
OIL: INTEGRATED DOMESTIC (0.4%)
  Whiting Petroleum Corp.                                   3,900(a)           72
---------------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT (1.7%)
  Cymer, Inc.                                               2,150(a)           99
  Dionex Corp.                                              2,775(a)          128
  Varian Semiconductor Equipment
    Associates, Inc.                                        1,975(a)           86
---------------------------------------------------------------------------------
                                                                              313
=================================================================================
PUBLISHING: NEWSPAPERS (1.0%)
  Pulitzer, Inc.                                            3,350             181
---------------------------------------------------------------------------------
RADIO & TV BROADCASTERS (1.7%)
  Citadel Broadcasting Corp.                                5,374(a)          120
  Radio One, Inc., Class D                                  9,675(a)          187
---------------------------------------------------------------------------------
                                                                              307
=================================================================================
REAL ESTATE (0.8%)
  MI Developments, Inc., Class A                            5,075(a)   $      142
---------------------------------------------------------------------------------
RESTAURANTS (3.2%)
  Buffalo Wild Wings, Inc.                                  2,550(a)           66
  Checkers Drive-In Restaurant, Inc.                        4,600(a)           48
  Chicago Pizza & Brewery, Inc.                             4,725(a)           71
  P.F. Chang's China Bistro, Inc.                           2,500(a)          127
  Sonic Corp.                                               7,536(a)          231
  Steak N Shake Co. (The)                                   1,725(a)           31
---------------------------------------------------------------------------------
                                                                              574
=================================================================================
RETAIL (6.3%)
  Brookstone, Inc.                                          4,350(a)           93
  CEC Entertainment, Inc.                                   1,775(a)           84
  Christopher & Banks Corp.                                     1              --@
  Cost Plus, Inc.                                           1,525(a)           63
  Dick's Sporting Goods, Inc.                               2,475(a)          120
  Freds, Inc.                                               2,250              70
  HOT Topic, Inc.                                           3,237(a)           95
  Petco Animal Supplies, Inc.                               4,175(a)          127
  Tractor Supply Co.                                        4,475(a)          174
  Tuesday Morning Corp.                                     7,850(a)          237
  Urban Outfitters, Inc.                                    1,650(a)           61
---------------------------------------------------------------------------------
                                                                            1,124
=================================================================================
SAVINGS & LOAN (0.7%)
  Provident Financial Services, Inc.                        6,750             128
---------------------------------------------------------------------------------
SERVICES: COMMERCIAL (6.9%)
  Advisory Board Co. (The)                                  5,225(a)          183
  Arbitron, Inc.                                            9,425(a)          393
  Autobytel, Inc.                                           6,650(a)           60
  Corporate Executive Board Co.                             4,545(a)          212
  DeVry, Inc.                                               5,050(a)          127
  ITT Educational Services, Inc.                            4,600(a)          216
  Roto-Rooter, Inc.                                         1,175              54
---------------------------------------------------------------------------------
                                                                            1,245
=================================================================================
TELECOMMUNICATIONS EQUIPMENT (0.4%)
  Inter-Tel, Inc.                                           2,750              69
---------------------------------------------------------------------------------
TEXTILE APPAREL MANUFACTURING (1.3%)
  Carter's, Inc.                                            7,075(a)          180
  Oxford Industries, Inc.                                   1,825              62
---------------------------------------------------------------------------------
                                                                              242
=================================================================================
TRANSPORTATION (0.5%)
  Landstar System, Inc.                                     2,275(a)           87
---------------------------------------------------------------------------------
TRUCKERS (1.0%)
  Overnite Corp.                                            7,856(a)          179
---------------------------------------------------------------------------------
UTILITIES: TELECOMMUNICATIONS (4.9%)
  IDT Corp., Class B                                       10,975(a)          254
  NTL, Inc.                                                 5,765(a)          402
  PTEK Holdings, Inc.                                      25,325(a)          223
---------------------------------------------------------------------------------
                                                                              879
=================================================================================
  TOTAL COMMON STOCKS (COST $15,970)                                       17,246
=================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Statement of Net Assets (cont'd)

SMALL COMPANY GROWTH PORTFOLIO

                                                             FACE
                                                           AMOUNT           VALUE
                                                            (000)           (000)
---------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (6.3%)
REPURCHASE AGREEMENT (6.3%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $1,121
    (COST $1,121)                                      $    1,121(b)   $    1,121
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.4%) (COST $17,091)                                  18,367
=================================================================================

                                                           AMOUNT
                                                            (000)
---------------------------------------------------------------------------------
OTHER ASSETS (1.5%)
  Receivable for Portfolio Shares Sold                        148
  Receivable for Investments Sold                              96
  Receivable from Investment Adviser                           29
  Dividends Receivable                                          1             274
=================================================================================
LIABILITIES (-3.9%)
  Payable for Investments Purchased                          (618)
  Custodian Fees Payable                                      (28)
  Overdraft Payable                                           (23)
  Administrative Fees Payable                                  (4)
  Distribution Fees on Class II Shares                         (1)
  Other Liabilities                                           (29)           (703)
=================================================================================
NET ASSETS (100%)                                                      $   17,938
=================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $   16,520
Accumulated Net Realized Gain (Loss)                                          142
Unrealized Appreciation (Depreciation) on Investments                       1,276
---------------------------------------------------------------------------------
NET ASSETS                                                             $   17,938
=================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 1,338,475 outstanding $0.001
    par value shares (authorized 500,000,000 shares)                   $    13.40
=================================================================================

(a)  Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@    Value is less than $500.
ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

SMALL COMPANY GROWTH PORTFOLIO

                                                                                               PERIOD FROM
                                                                                        APRIL 30, 2003* TO
                                                                                         DECEMBER 31, 2003
STATEMENT OF OPERATIONS                                                                              (000)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                             $                6
  Interest                                                                                               3
----------------------------------------------------------------------------------------------------------
    Total Investment Income                                                                              9
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Custodian Fees                                                                                       111
  Investment Advisory Fees                                                                              47
  Shareholder Reporting Fees                                                                            34
  Professional Fees                                                                                     23
  Distribution Fees on Class II Shares                                                                  17
  Administrative Fees                                                                                   15
  Other                                                                                                  1
----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                     248
----------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                      (47)
  Expenses Reimbursed by Adviser                                                                      (124)
  Distribution Fees on Class II Shares Waived                                                          (15)
----------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                        62
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                           (53)
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                     492
----------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                        1,276
----------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      1,768
----------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $            1,715
==========================================================================================================

                                                                                               PERIOD FROM
                                                                                        APRIL 30, 2003* TO
                                                                                         DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                                   (000)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                          $              (53)
  Net Realized Gain (Loss)                                                                             492
  Net Change in Unrealized Appreciation (Depreciation)                                               1,276
----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                  1,715
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class II*:
  Net Realized Gain                                                                                   (297)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class II*:
  Subscriptions                                                                                     16,275
  Distributions Reinvested                                                                             274
  Redemptions                                                                                          (29)
----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                 16,520
----------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                           17,938
NET ASSETS:
  Beginning of Period                                                                                   --
----------------------------------------------------------------------------------------------------------
  End of Period                                                                         $           17,938
----------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Class II*:
    Shares Subscribed                                                                                1,320
    Shares Issued on Distributions Reinvested                                                           20
    Shares Redeemed                                                                                     (2)
----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                                            1,338
==========================================================================================================

*Class II shares commenced operations on April 30, 2003

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Financial Highlights

SMALL COMPANY GROWTH PORTFOLIO

                                                                                             CLASS II
                                                                                        ------------------
                                                                                               PERIOD FROM
                                                                                           APRIL 30, 2003*
                                                                                           TO DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                                                    2003
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $     10.00
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                   (0.09)#
  Net Realized and Unrealized Gain (Loss)                                                         3.72
----------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                                             3.63
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                                                              (0.23)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $     13.40
==========================================================================================================
TOTAL RETURN+/-                                                                                  36.30%++
==========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                          $    17,938
Ratio of Expenses to Average Net Assets                                                           1.25%**
Ratio of Net Investment Income (Loss) to Average Net Assets                                      (1.06)%**
Portfolio Turnover Rate                                                                             82%++
----------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
     Expenses to Average Net Assets                                                               4.98%**
     Net Investment Income (Loss) to Average Net Assets                                          (4.79)%**
----------------------------------------------------------------------------------------------------------

*   Commencement of operations
**  Annualized
++  Not Annualized
#   Per share amount is based on average shares outstanding
+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account.
    If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

    All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                            FROM $500
              FIRST $500   MILLION TO    MORE THAN
                 MILLION   $1 BILLION   $1 BILLION
              -------------------------------------
                    0.95%        0.90%        0.85%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Notes to Financial Statements (cont'd)

that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during 2003 was as follows:

                           2003 DISTRIBUTIONS
                               PAID FROM:
                        -------------------------
                        ORDINARY        LONG-TERM
                          INCOME     CAPITAL GAIN
                           (000)            (000)
                        -------------------------
                           $ 297             $ --

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                    UNDISTRIBUTED        UNDISTRIBUTED
                         ORDINARY            LONG-TERM
                           INCOME         CAPITAL GAIN
                            (000)                (000)
                    ----------------------------------
                            $ 161                 $ --

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                           NET
                                                  APPRECIATION
           COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
          (000)          (000)          (000)            (000)
      --------------------------------------------------------
       $ 17,110        $ 1,423         $ (166)         $ 1,257

G. OTHER: For the period ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $22,240,000 and $6,762,000, respectively. There were no purchases and sales of U.S. Government securities for the period ended December 31, 2003.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.5% for Class II.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
SMALL COMPANY GROWTH PORTFOLIO

We have audited the accompanying statement of net assets of the Small Company Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period from April 30, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Company Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period from April 30, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Federal Tax Information (unaudited)

For the year ended December 31, 2003, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 1.27%.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (unaudited)

Independent Directors:

                                           TERM OF                                      NUMBER OF
                                           OFFICE AND                                   PORTFOLIOS IN
                              POSITION(S)  LENGTH OF                                    FUND COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                      REGISTRANT   SERVED*     DURING PAST 5 YEARS              DIRECTOR**     BY DIRECTOR
----------------------------  -----------  ----------  -------------------------------  -------------  ----------------------------
Michael Bozic (62)            Director     Director    Retired; Director or Trustee          208       Director of Weirton Steel
c/o Kramer Levin Naftalis &                since 2003  of the Retail Funds and the                     Corporation.
Frankel LLP                                            Institutional Funds; formerly
Counsel to the Independent                             Vice Chairman of Kmart
Directors                                              Corporation, Chairman and
919 Third Avenue                                       Chief Executive Officer of
New York, NY 10022                                     Levitz Furniture Corporation
                                                       and President and Chief
                                                       Executive Officer of Hills
                                                       Department Stores; formerly
                                                       variously Chairman, Chief
                                                       Executive Officer, President
                                                       and Chief Operating Officer of
                                                       the Sears Merchandise Group of
                                                       Sears, Roebuck & Co.

Edwin J. Garn (71)            Director     Director    Director or Trustee of the            208       Director of Franklin Covey
Summit Ventures LLC                        since 2003  Retail Funds and the                            (time management systems),
One Utah Center                                        Institutional Funds; member of                  BMW Bank of North America,
201 South Main Street                                  the Utah Regional Advisory                      Inc. (industrial loan
Salt Lake City, UT 84111                               Board of Pacific Corp.;                         corporation), United Space
                                                       formerly United States Senator                  Alliance (joint venture
                                                       (R-Utah) and Chairman, Senate                   between Lockheed Martin and
                                                       Banking Committee, Mayor of                     The Boeing Company) and
                                                       Salt Lake City, Utah,                           Nuskin Asia Pacific
                                                       Astronaut, Space Shuttle                        (multilevel marketing);
                                                       Discovery and Vice Chairman,                    member of the board of
                                                       Huntsman Corporation (chemical                  various civic and
                                                       company).                                       charitable organizations.

Wayne E. Hedien (69)          Director     Director    Retired; Director or Trustee          208       Director of the PMI Group
WEH Associates                             since 2003  of the Retail Funds and the                     Inc. (private mortgage
5750 Old Orchard Road                                  Institutional Funds; formerly                   insurance); Trustee and
Suite 530                                              associated with the Allstate                    Vice Chairman of the Field
Skokie, IL 60077                                       Companies, most recently as                     Museum of Natural History;
                                                       Chairman of The Allstate                        director of various other
                                                       Corporation and Chairman and                    business and charitable
                                                       Chief Executive Officer of its                  organizations.
                                                       wholly-owned subsidiary,
                                                       Allstate Insurance Company.

Dr. Manuel H. Johnson (54)    Director     Director    Chairman of the Audit                 208       Director of NVR, Inc. (home
Johnson Smick International,               since 2003  Committee and Director or                       construction); Chairman and
Inc.                                                   Trustee of the Retail Funds                     Trustee of the Financial
2099 Pennsylvania Avenue,                              and the Institutional Funds;                    Accounting Foundation
NW Suite 950                                           Senior Partner, Johnson Smick                   (oversight organization of
Washington, D.C. 20006                                 International, Inc.                             the Financial Accounting
                                                       (consulting firm); Co-Chairman                  Standards Board); Director
                                                       and a founder of the Group of                   of RBS Greenwich Capital
                                                       Seven Council (G7C), an                         Holdings (financial
                                                       international economic                          holdings company).
                                                       commission; formerly Vice
                                                       Chairman of the Board of
                                                       Governors of the Federal
                                                       Reserve System and Assistant
                                                       Secretary of the U.S.
                                                       Treasury.

Joseph J. Kearns (61)         Director     Director    Deputy Chairman of the Audit          209       Director of Electro Rent
Kearns & Associates LLC                    since 1994  Committee and Director or                       Corporation (equipment
PMB754                                                 Trustee of the Retail Funds                     leasing), The Ford Family
23852 Pacific Coast Hwy.                               and the Institutional Funds;                    Foundation and the UCLA
Malibu, CA 90265                                       previously Chairman of the                      Foundation.
                                                       Audit Committee of the
                                                       Institutional Funds;
                                                       President, Kearns & Associates
                                                       LLC (investment consulting);
                                                       formerly CFO of The J. Paul
                                                       Getty Trust.

Michael Nugent (67)           Director     Director    Chairman of the Insurance             208       Director of various
Triumph Capital, L.P.                      since 2001  Committee and Director or                       business organizations.
445 Park Avenue, 10th Floor                            Trustee of the Retail Funds
New York, NY 10022                                     and the Institutional Funds;
                                                       General Partner of Triumph
                                                       Capital, L.P., (private
                                                       investment partnership);
                                                       formerly Vice President,
                                                       Bankers Trust Company and BT
                                                       Capital Corporation.

Fergus Reid (71)              Director     Director    Chairman of the Governance            209       Trustee and Director of
Lumelite Plastics                          since 2001  Committee and Director or                       certain investment
85 Charles Coleman Blvd.                               Trustee of the Retail Funds                     companies in the JPMorgan
Pawling, NY 12564                                      and the Institutional                           Funds complex managed by JP
                                                       Funds; Chairman of Lumelite                     Morgan Investment
                                                       Plastics Corporation.                           Management Inc.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (cont'd)

Interested Directors:

                                           TERM OF                                      NUMBER OF
                                           OFFICE AND                                   PORTFOLIOS IN
                              POSITION(S)  LENGTH OF                                    FUND COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                      REGISTRANT   SERVED*     DURING PAST 5 YEARS              DIRECTOR**     BY DIRECTOR
----------------------------  -----------  ----------  -------------------------------  -------------  ----------------------------
Charles A. Fiumefreddo (70)   Chairman     Chairman    Chairman and Director or              208       None
Morgan Stanley Funds          and          and         Trustee of the Retail Funds
Harborside Financial Center   Director     Director    and the Institutional
Plaza Two 3rd Floor                        since       Funds; formerly Chief
Jersey City, NJ 07311                      2003        Executive Officer of the
                                                       Retail Funds.

James F. Higgins (55)         Director     Director    Director or Trustee of the            208       Director of AXA Financial,
Morgan Stanley                             since 2003  Retail Funds and the                            Inc. and The Equitable Life
Harborside Financial Center                            Institutional Funds; Senior                     Assurance Society of the
Plaza Two 2nd Floor                                    Advisor of Morgan Stanley;                      United States (financial
Jersey City, NJ 07311                                  Director of Morgan Stanley                      services).
                                                       Distributors Inc. and Dean
                                                       Witter Realty Inc.;
                                                       previously President and
                                                       Chief Operating Officer of
                                                       the Private Client Group of
                                                       Morgan Stanley and
                                                       President and Chief
                                                       Operating Officer of
                                                       Individual Securities of
                                                       Morgan Stanley.

Philip J. Purcell (60)        Director     Director    Director or Trustee of the            208       Director of American
Morgan Stanley                             since 2003  Retail Funds and the                            Airlines, Inc. and its
1585 Broadway 39th Floor                               Institutional Funds;                            parent company, AMR
New York, NY 10036                                     Chairman of the Board of                        Corporation.
                                                       Directors and Chief
                                                       Executive Officer of Morgan
                                                       Stanley and Morgan Stanley
                                                       DW Inc.; Director of Morgan
                                                       Stanley Distributors Inc.;
                                                       Chairman of the Board of
                                                       Directors and Chief
                                                       Executive Officer of Novus
                                                       Credit Services Inc.;
                                                       Director and/or officer of
                                                       various Morgan Stanley
                                                       subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         ANNUAL REPORT - DECEMBER 31, 2003

Director and Officer Information (cont'd)

Officers:

                                                               TERM OF OFFICE AND
                                             POSITION(S) HELD  LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   WITH REGISTRANT   SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------  ----------------  --------------------  -----------------------------------------------
Mitchell M. Merin (50)                       President         President since       President and Chief Operating Officer
Morgan Stanley Investment Management Inc.                      2003                  of Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                               President, Director and Chief Executive
New York, NY 10020                                                                   Officer of Morgan Stanley Investment Advisors
                                                                                     Inc. and Morgan Stanley Services Company
                                                                                     Inc.; Chairman, Chief Executive Officer and
                                                                                     Director of Morgan Stanley Distributors Inc.;
                                                                                     Chairman and Director of Morgan Stanley
                                                                                     Trust; Director of various Morgan Stanley
                                                                                     subsidiaries; President of the Institutional
                                                                                     Funds and the Retail Funds; Trustee and
                                                                                     President of the Van Kampen Open-End and
                                                                                     Closed-End funds.

Ronald E. Robison (64)                       Executive Vice    Executive Vice        Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.    President and     President and         Director of Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor       Principal         Principal             Management Inc.; Managing Director of Morgan
New York, NY 10020                           Executive         Executive Officer     Stanley & Co. Incorporated; Managing Director
                                             Officer           since 2003            of Morgan Stanley; Managing Director, Chief
                                                                                     Administrative Officer and Director of Morgan
                                                                                     Stanley Investment Advisors Inc. and Morgan
                                                                                     Stanley Services Company Inc.; Chief
                                                                                     Executive Officer and Director of Morgan
                                                                                     Stanley Trust; Executive Vice President and
                                                                                     Principal Executive Officer of the
                                                                                     Institutional Funds and the Retail Funds;
                                                                                     previously President and Director of the
                                                                                     Institutional Funds.

Barry Fink (48)                              Vice President    Vice President        General Counsel and Managing Director of
Morgan Stanley Investment Management Inc.                      since 2003            Morgan Stanley Investment Management;
1221 Avenue of the Americas 22nd Floor                                               Managing Director, Secretary and Director of
New York, NY 10020                                                                   Morgan Stanley Investment Advisors Inc. and
                                                                                     Morgan Stanley Services Company Inc.;
                                                                                     Assistant Secretary of Morgan Stanley DW
                                                                                     Inc.; Vice President and General Counsel of
                                                                                     the Retail Funds; Vice President of the
                                                                                     Institutional Funds; Vice President and
                                                                                     Secretary of Morgan Stanley Distributors
                                                                                     Inc.; previously Secretary of the Retail
                                                                                     Funds; previously Vice President and
                                                                                     Assistant General Counsel of Morgan Stanley
                                                                                     Investment Advisors Inc. and Morgan Stanley
                                                                                     Services Company Inc.

Joseph J. McAlinden (60)                     Vice President    Vice President        Managing Director and Chief Investment
Morgan Stanley Investment Management Inc.                      since 2003            Officer of Morgan Stanley Investment Advisors
1221 Avenue of the Americas 33rd Floor                                               Inc. and Morgan Stanley Investment Management
New York, NY 10020                                                                   Inc.; Director of Morgan Stanley Trust, Chief
                                                                                     Investment Officer of the Van Kampen Funds;
                                                                                     Vice President of the Institutional Funds and
                                                                                     the Retail Funds.

Stefanie V. Chang (37)                       Vice President    Vice President        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      since 2001            Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                               Management Inc.; Vice President of the
New York, NY 10020                                                                   Institutional Funds and the Retail Funds;
                                                                                     formerly practiced law with the New York law
                                                                                     firm of Rogers & Wells (now Clifford Chance
                                                                                     US LLP).

James W. Garrett (35)                        Treasurer and     Treasurer since       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief Financial   2002                  Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor       Officer           CFO since 2003        Management Inc.; Treasurer and Chief
New York, NY 10020                                                                   Financial Officer of the Institutional Funds;
                                                                                     previously with Price Waterhouse LLP (now
                                                                                     PricewaterhouseCoopers LLP).

Michael J. Leary (38)                        Assistant         Assistant             Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.            Treasurer         Treasurer since       Administration, J.P. Morgan Investor Services
73 Tremont Street                                              2003                  Co. (formerly Chase Global Funds Company);
Boston, MA 02108                                                                     formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                          Secretary         Secretary since       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      2001                  Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                               Management Inc.; Secretary of the
New York, NY 10020                                                                   Institutional Funds and the Retail Funds;
                                                                                     formerly practiced law with the New York law
                                                                                     firms of McDermott, Will & Emery and Skadden,
                                                                                     Arps, Slate, Meagher & Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT - DECEMBER 31, 2003


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report -- December 31, 2003

TECHNOLOGY PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31,2003

INVESTMENT OVERVIEW (UNAUDITED)

TECHNOLOGY PORTFOLIO

PERFORMANCE COMPARED TO THE NASDAQ COMPOSITE INDEX AND THE S&P 500 INDEX

                                                            TOTAL RETURNS(2)
                                                       -------------------------
                                                                       AVERAGE
                                                                        ANNUAL
                                                         ONE             SINCE
                                                         YEAR     INCEPTION(3)
--------------------------------------------------------------------------------
Portfolio                                               47.77%          (21.81)%
Nasdaq Composite Index(1)                               50.01           (11.74)
S&P 500 Index(1)                                        28.68            (3.89)

(1) The Nasdaq Composite Index is a market capitalization-weighted index comprised of all common stocks listed on the Nasdaq stock market. The S&P 500 Index is comprised of the stocks of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These companies represent approximately 100 industries chosen mainly for market size, liquidity, and industry group representation.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on November 30, 1999.

[CHART]

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                                SINCE INCEPTION

                                     NASDAQ
                                    Composite        S&P 500
                  Portfolio           Index           Index
                 -------------------------------------------
11/30/99*           $10,000           $10,000        $10,000
12/31/1999           12,416            11,894         10,589
12/31/2000            9,499             7,221          9,623
12/31/2001            4,855             5,701          8,480
12/31/2002            2,478             3,903          6,608
12/31/2003            3,662             5,855          8,503

* Commenced operations on November 30, 1999.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


The Technology Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries. The Portfolio's concentration in the technology sector makes it subject to greater risk and volatility than portfolios that are more diversified, and the value of its shares may be substantially affected by economic events. In addition, the Portfolio may invest up to 35% in securities of foreign issuers.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio had a total return of 47.77% compared to 50.01% for the Nasdaq Composite Index (the "Index") and 28.68% for the S&P 500 Index.

FACTORS AFFECTING PERFORMANCE

- Technology proved to be one of the top performing sectors in the broad equity market for the year. Among the major technology groups within the Index, Internet software and services, wireless telecommunications, and electronic equipment and instruments were the leading industries. Semiconductors also outpaced the Index return, while software, computers and peripherals, and biotechnology were among the lagging groups for the year.

- The largest positive influence on relative return came from our semiconductor position where a substantial overweight added meaningfully to results and was only partially offset by modest underperformance of individual semiconductor holdings.

- An overweight in the software sector was the largest detractor from relative performance; however, this was more than offset by favorable stock selection.

- A substantial underweight in Internet and catalog retail was a major detractor, as that industry was among the leaders in the Index. The combination of weak stock performance and a slight underweight in wireless telecommunications also had a negative impact on relative results. Although the Portfolio's wireless positions provided a triple-digit return, the average return for the wireless industry was even higher.

MANAGEMENT STRATEGIES

- We continued our strategy of seeking to achieve long term capital appreciation by investing in equity securities of companies that we expected to benefit from their involvement in technology and technology-related industries.


January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS

TECHNOLOGY PORTFOLIO

                                                                       VALUE
                                                   SHARES              (000)
-------------------------------------------------------------------------------
COMMON STOCKS (98.6%)
BIOTECHNOLOGY (2.0%)
  Amgen, Inc.                                        6,846(a)        $      423
  Gilead Sciences, Inc.                              1,792(a)               104
  NPS Pharmaceuticals, Inc.                          8,850(a)               272
-------------------------------------------------------------------------------
                                                                            799
===============================================================================
BROADCASTING (TV - RADIO & CABLE) (1.0%)
  InterActiveCorp.                                  11,550(a)               392
-------------------------------------------------------------------------------
CELLULAR/WIRELESS TELECOMMUNICATIONS (1.2%)
  Nextel Communications, Inc., Class A              16,550(a)               464
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (6.2%)
  Advanced Fibre Communications, Inc.                3,600(a)                73
  Alcatel S.A.                                      27,700(a)               356
  Avaya, Inc.                                        7,700(a)               100
  Corning, Inc.                                     16,500(a)               172
  Inter-Tel, Inc.                                    4,400                  110
  Motorola, Inc.                                    22,100                  311
  Nokia Oyj ADR                                     15,000                  255
  Nortel Networks Corp.                             45,200(a)               191
  Qualcomm, Inc.                                    10,146                  547
  Telefonaktiebolaget LM Ericsson ADR                7,700(a)               136
  Tellabs, Inc.                                     24,200(a)               204
-------------------------------------------------------------------------------
                                                                          2,455
===============================================================================
COMPUTERS (HARDWARE) (3.5%)
  Dell, Inc.                                        20,123(a)               683
  Emulex Corp.                                      13,145(a)               351
  Extreme Networks, Inc.                            19,771(a)               143
  Juniper Networks, Inc.                            11,000(a)               205
-------------------------------------------------------------------------------
                                                                          1,382
===============================================================================
COMPUTERS (NETWORKING) (7.0%)
  Cisco Systems, Inc.                               86,456(a)             2,100
  Magal Security Systems Ltd.                       12,305(a)                96
  Network Appliance, Inc.                           28,100(a)               577
-------------------------------------------------------------------------------
                                                                          2,773
===============================================================================
COMPUTERS (PERIPHERALS) (2.7%)
  EMC Corp.                                         43,950(a)               568
  Finisar Corp.                                     49,040(a)               153
  SanDisk Corp.                                      3,550(a)               217
  Western Digital Corp.                             10,650(a)               126
-------------------------------------------------------------------------------
                                                                          1,064
===============================================================================
COMPUTERS SOFTWARE/SERVICES (34.2%)
  Adobe Systems, Inc.                                8,347                  328
  Akamai Technologies, Inc.                          7,200(a)                77
  Amdocs Ltd.                                       11,200(a)               252
  BEA Systems, Inc.                                 12,800(a)               157
  Check Point Software Technologies Ltd.            14,950(a)               252
  Citrix Systems, Inc.                               4,450(a)                94
  Computer Associates International, Inc.           11,100                  304
  F5 Networks, Inc.                                  5,500(a)               138
  Hyperion Solutions Corp.                           7,100(a)               214
  Informatica Corp.                                 15,630(a)               161
  Macromedia, Inc.                                   8,400(a)               150
  Mercury Interactive Corp.                         10,400(a)               506
  Micromuse, Inc.                                   36,500(a)        $      252
  Microsoft Corp.                                  102,150                2,813
  NetScreen Technologies, Inc.                       7,800(a)               193
  Network Associates, Inc.                          31,975(a)               481
  Novell, Inc.                                      77,600(a)               816
  Oracle Corp.                                      95,693(a)             1,263
  Peoplesoft, Inc.                                  30,225(a)               689
  Quest Software, Inc.                              22,821(a)               324
  Red Hat, Inc.                                     11,100(a)               208
  SAP AG ADR                                         9,300                  387
  Siebel Systems, Inc.                              46,250(a)               642
  Sonus Networks, Inc.                              52,400(a)               396
  Symantec Corp.                                    19,550(a)               677
  VeriSign, Inc.                                    20,850(a)               340
  Verso Technologies, Inc.                          28,000(a)                89
  Veritas Software Corp.                            24,200(a)               899
  Vignette Corp.                                    74,204(a)               169
  WARP Technology Holdings, Inc.                   615,100(a),(b)            65
  Yahoo!, Inc.                                       3,547(a)               160
-------------------------------------------------------------------------------
                                                                         13,496
===============================================================================
ELECTRICAL EQUIPMENT (2.0%)
  Amphenol Corp., Class A                            3,000(a)               192
  Flextronics International Ltd.                    28,100(a)               417
  Solectron Corp.                                   30,450(a)               180
-------------------------------------------------------------------------------
                                                                            789
===============================================================================
ELECTRONICS (COMPONENT DISTRIBUTORS) (0.7%)
  Agere Systems, Inc., Class A                      93,600(a)               285
-------------------------------------------------------------------------------
ELECTRONICS (DEFENSE) (0.3%)
  Verint Systems, Inc.                               5,800(a)               131
-------------------------------------------------------------------------------
ELECTRONICS (INSTRUMENTS) (0.5%)
  LTX Corp.                                          6,000(a)                90
  MKS Instruments, Inc.                              3,600(a)               105
-------------------------------------------------------------------------------
                                                                            195
===============================================================================
ELECTRONICS (SEMICONDUCTORS) (25.5%)
  Actel Corp.                                        3,500(a)                84
  Amkor Technology, Inc.                            13,200(a)               240
  Analog Devices, Inc.                              12,623(a)               576
  Applied Micro Circuits Corp.                      34,700(a)               208
  Broadcom Corp., Class A                           13,021(a)               444
  Integrated Circuit Systems, Inc.                   7,500(a)               214
  Intel Corp.                                       71,136                2,291
  Intersil Corp., Class A                           11,275                  280
  Kopin Corp.                                       17,200(a)               115
  Linear Technology Corp.                           14,125                  594
  Marvell Technology Group Ltd.                     25,750(a)               977
  Maxim Intergrated Products, Inc.                  15,100                  752
  Microchip Technology, Inc.                         5,500                  183
  Optical Communication Products, Inc.              24,500(a)                91
  PMC-Sierra, Inc.                                  18,100(a)               365
  Power Integrations, Inc.                           3,100(a)               104
  QLogic Corp.                                      10,642(a)               549
  RF Micro Devices, Inc.                            33,200(a)               334
  STMicroelectronics N.V.                            3,400                   92

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

TECHNOLOGY PORTFOLIO

                                                                       VALUE
                                                   SHARES              (000)
-------------------------------------------------------------------------------
ELECTRONICS (SEMICONDUCTORS) (CONT'D)
  Taiwan Semiconductor Manufacturing
    Co., Ltd. ADR                                    9,800(a)        $      100
  Texas Instruments, Inc.                           24,721                  726
  United Microelectronics Corp. ADR                 33,500(a)               166
  Vitesse Semiconductor Corp.                       24,400(a)               143
  Xilinx, Inc.                                      10,572(a)               410
-------------------------------------------------------------------------------
                                                                         10,038
===============================================================================
EQUIPMENT (SEMICONDUCTORS) (8.9%)
  Applied Materials, Inc.                           46,925(a)             1,054
  ASML Holding N.V. ADR                             24,000(a)               481
  Brooks Automation, Inc.                           13,800(a)               334
  Credence Systems Corp.                            30,900(a)               407
  KLA-Tencor Corp.                                   7,472(a)               438
  Lam Research Corp.                                 9,200(a)               297
  Novellus Systems, Inc.                             9,197(a)               387
  Veeco Instruments, Inc.                            3,700(a)               104
-------------------------------------------------------------------------------
                                                                          3,502
===============================================================================
HEALTHCARE (DRUGS/PHARMACEUTICALS) (1.3%)
  Celgene Corp.                                      6,525(a)               294
  Telik, Inc.                                        8,800(a)               202
-------------------------------------------------------------------------------
                                                                            496
===============================================================================
MANUFACTURING (SPECIALIZED) (0.7%)
  Jabil Circuit, Inc.                                9,375(a)               265
-------------------------------------------------------------------------------
PHOTOGRAPHY/IMAGING (0.9%)
  Lexar Media, Inc.                                 10,200(a)               178
  Zebra Technologies Corp.                           2,900(a)               192
-------------------------------------------------------------------------------
                                                                            370
===============================================================================
TOTAL COMMON STOCKS (COST $31,320)                                       38,896
===============================================================================

                                                     FACE
                                                   AMOUNT
                                                    (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.9%)
REPURCHASE AGREEMENT (1.9%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $734 (COST $734)           $      734(c)               734
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%) (COST $32,054)                                39,630
===============================================================================

                                                   AMOUNT                AMOUNT
                                                    (000)                 (000)
-------------------------------------------------------------------------------
OTHER ASSETS (0.5%)
  Cash                                          $        1
  Receivable for Investments Sold                      206
  Receivable for Portfolio Shares Sold                   3
  Dividends Receivable                                   2
  Other                                                  1           $      213
-------------------------------------------------------------------------------
LIABILITIES (-1.0%)
  Payable for Investments Purchased                   (226)
  Payable for Portfolio Shares Redeemed                (72)
  Investment Advisory Fees Payable                     (70)
  Administrative Fees Payable                          (10)
  Custodian Fees Payable                                (2)
  Directors' Fee and Expenses Payable                   (2)
  Other Liabilities                                    (20)                (402)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $   39,441
===============================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                      $  110,647
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                          (2)
Accumulated Net Realized Gain (Loss)                                    (78,780)
Unrealized Appreciation (Depreciation) on Investments                     7,576
-------------------------------------------------------------------------------
NET ASSETS                                                           $   39,441
===============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 10,793,101 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                           $     3.65
===============================================================================

(a)   Non-income producing security.
(b) Security valued at fair value - see note A-1 to financial statements. At December 31, 2003, the Portfolio held $65,000 of fair valued securities, representing 0.2% of net assets.
(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR   American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003


TECHNOLOGY PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                                      YEAR ENDED
                                                                                                               DECEMBER 31, 2003
                                                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                                                           $       49
  Interest                                                                                                                     8
--------------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                                                                                   57
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                                                   245
  Administrative Fees                                                                                                         81
  Shareholder Reporting Fees                                                                                                  32
  Professional Fees                                                                                                           20
  Custodian Fees                                                                                                              19
  Directors' Fees and Expenses                                                                                                 1
  Interest Expense                                                                                                             1
  Other                                                                                                                        9
--------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                                           408
--------------------------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                                            (55)
--------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                                             353
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                (296)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                                          (766)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                             12,438
--------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                           11,672
--------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                   $   11,376
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED              YEAR ENDED
                                                                                       DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                                                   (000)                   (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                                $     (296)             $     (322)
  Net Realized Gain (Loss)                                                                          (766)                (26,178)
  Net Change in Unrealized Appreciation (Depreciation)                                            12,438                   2,840
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                               11,376                 (23,660)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                                                   14,722                  28,588
  Redemptions                                                                                    (11,774)                (23,416)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                2,948                   5,172
--------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                         14,324                 (18,488)
NET ASSETS:
  Beginning of Period                                                                             25,117                  43,605
--------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment income
    (accumulated net investment loss) of $(2) in 2003)                                        $   39,441              $   25,117
--------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Shares Subscribed                                                                              4,722                   8,863
    Shares Redeemed                                                                               (4,081)                 (7,713)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                                            641                   1,150
================================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

FINANCIAL HIGHLIGHTS

TECHNOLOGY PORTFOLIO

                                                                         YEAR ENDED DECEMBER 31,                         PERIOD FROM
                                                             -----------------------------------------------      NOVEMBER 30, 1999*
SELECTED PER SHARE DATA AND RATIOS                             2003         2002         2001         2000      TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   2.47     $   4.84     $   9.47     $  12.38          $  10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  (0.03)#      (0.03)#      (0.04)       (0.07)            (0.00)+#
  Net Realized and Unrealized Gain (Loss)                        1.21        (2.34)       (4.59)       (2.84)             2.41
------------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             1.18        (2.37)       (4.63)       (2.91)             2.41
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            --           --           --           --             (0.03)
  Net Realized Gain                                                --           --           --        (0.00)+              --
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            --           --           --        (0.00)+           (0.03)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $   3.65     $   2.47     $   4.84     $   9.47          $  12.38
====================================================================================================================================
TOTAL RETURN +/-                                                47.77%      (48.97)%     (48.89)%     (23.49)%           24.16%++
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                            $ 39,441     $ 25,117     $ 43,605     $ 57,354          $  3,655
Ratio of Expenses to Average Net Assets                          1.15%        1.15%        1.17%        1.15%             1.15%**
Ratio of Expenses to Average Net Assets Excluding Interest
 Expense                                                         1.15%         N/A         1.15%         N/A               N/A
Ratio of Net Investment Income (Loss) to Average Net Assets     (0.96)%      (1.02)%      (0.95)%      (0.85)%           (0.39)%**
Portfolio Turnover Rate                                           108%         140%          71%         139%                6%++
------------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
    Expenses to Average Net Assets                               1.33%        1.29%        1.31%        1.36%            12.57%**
    Net Investment Income (Loss) to Average Net Assets          (1.14)%      (1.16)%      (1.09)%      (1.06)%          (11.82)%**
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations
**   Annualized
#    Per share amount is based on average shares outstanding
+    Amount is less than $0.005 per share
++   Not annualized
+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003


NOTES TO FINANCIAL STATEMENTS

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Technology Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries. The Portfolio's concentration in the technology sector makes it subject to greater risk and volatility than portfolios that are more diversified, and the value of its shares may be substantially affected by economic events.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003


NOTES TO FINANCIAL STATEMENTS (CONT'D)

quarterly, at the annual rate based on average daily net assets as follows:

                              FROM $500
               FIRST $500    MILLION TO     MORE THAN
                  MILLION    $1 BILLION    $1 BILLION
               ----------------------------------------
                     0.80%         0.75%         0.70%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2003 and 2002.

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had no distributable earnings on a tax basis.

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                                          NET
                                                                 APPRECIATION
               COST        APPRECIATION         DEPRECIATION   (DEPRECIATION)
              (000)               (000)                (000)            (000)
          --------------------------------------------------------------------
            $ 35,213            $ 5,472            $ (1,055)          $ 4,417

At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $75,444,000 of which $8,971,000 will expire on December 31, 2008, $33,239,000 will expire on December 31, 2009, $24,555,000 will expire on December 31, 2010 and $8,679,000 will expire on December 31, 2011.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for such gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $177,000.

F. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $34,945,000 and $32,274,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

During the year ended December 31, 2003, the Portfolio incurred $3,635 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003


NOTES TO FINANCIAL STATEMENTS (CONT'D)

these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 93.7%.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
TECHNOLOGY PORTFOLIO


We have audited the accompanying statement of net assets of the Technology Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Technology Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003


DIRECTOR AND OFFICER INFORMATION (UNAUDITED)


Independent Directors:

                                            TERM OF                                          NUMBER OF
                                            OFFICE AND                                       PORTFOLIOS IN
                             POSITION(S)    LENGTH OF                                        FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH      TIME              PRINCIPAL OCCUPATION(S)        OVERSEEN BY      OTHER DIRECTORSHIPS
DIRECTOR                     REGISTRANT     SERVED*           DURING PAST 5 YEARS            DIRECTOR**       HELD BY DIRECTOR
------------------------     ----------     --------------    ---------------------------   ---------------   ---------------------
Michael Bozic (62)           Director       Director          Retired; Director or Trustee        208         Director of Weirton
c/o Kramer Levin Naftalis &                 since 2003        of the Retail Funds and the                     Steel Corporation.
Frankel LLP                                                   Institutional Funds;
Counsel to the Independent                                    formerly Vice Chairman of
Directors                                                     Kmart Corporation, Chairman
919 Third Avenue                                              and Chief Executive Officer
New York, NY 10022                                            of Levitz Furniture
                                                              Corporation and President
                                                              and Chief Executive Officer
                                                              of Hills Department Stores;
                                                              formerly variously Chairman,
                                                              Chief Executive Officer,
                                                              President and Chief
                                                              Operating Officer of the
                                                              Sears Merchandise Group of
                                                              Sears, Roebuck & Co.

Edwin J. Garn (71)           Director       Director          Director or Trustee of the          208         Director of Franklin
Summit Ventures LLC                         since 2003        Retail Funds and the                            Covey (time
One Utah Center                                               Institutional Funds; member                     management systems),
201 South Main Street                                         of the Utah Regional                            BMW Bank of North
Salt Lake City, UT 84111                                      Advisory Board of Pacific                       America, Inc.
                                                              Corp.; formerly United                          (industrial loan
                                                              States Senator (R-Utah) and                     corporation), United
                                                              Chairman, Senate Banking                        Space Alliance (joint
                                                              Committee, Mayor of Salt                        venture between
                                                              Lake City, Utah, Astronaut,                     Lockheed Martin and
                                                              Space Shuttle Discovery and                     The Boeing Company)
                                                              Vice Chairman, Huntsman                         and Nuskin Asia
                                                              Corporation (chemical                           Pacific (multilevel
                                                              company).                                       marketing); member of
                                                                                                              the board of various
                                                                                                              civic and charitable
                                                                                                              organizations.

Wayne E. Hedien (69)         Director       Director          Retired; Director or Trustee        208         Director of the PMI
WEH Associates                              since 2003        of the Retail Funds and the                     Group Inc. (private
5750 Old Orchard Road                                         Institutional Funds;                            mortgage insurance);
Suite 530                                                     formerly associated with the                    Trustee and Vice
Skokie, IL 60077                                              Allstate Companies, most                        Chairman of the Field
                                                              recently as Chairman of The                     Museum of Natural
                                                              Allstate Corporation and                        History; director of
                                                              Chairman and Chief Executive                    various other
                                                              Officer of its wholly-owned                     business and
                                                              subsidiary, Allstate                            charitable
                                                              Insurance Company.                              organizations.

Dr. Manuel H. Johnson (54)   Director       Director          Chairman of the Audit               208         Director of NVR, Inc.
Johnson Smick                               since 2003        Committee and Director or                       (home construction);
International, Inc.                                           Trustee of the Retail Funds                     Chairman and Trustee
2099 Pennsylvania Avenue,                                     and the Institutional Funds;                    of the Financial
NW Suite 950                                                  Senior Partner, Johnson                         Accounting Foundation
Washington, D.C. 20006                                        Smick International, Inc.                       (oversight
                                                              (consulting firm);                              organization of the
                                                              Co-Chairman and a founder of                    Financial Accounting
                                                              the Group of Seven Council                      Standards Board);
                                                              (G7C), an international                         Director of RBS
                                                              economic commission;                            Greenwich Capital
                                                              formerly Vice Chairman of                       Holdings (financial
                                                              the Board of Governors of                       holdings company).
                                                              the Federal Reserve System
                                                              and Assistant Secretary of
                                                              the U.S. Treasury.

Joseph J. Kearns (61)        Director       Director          Deputy Chairman of the Audit        209         Director of Electro
Kearns & Associates LLC                     since 1994        Committee and Director or                       Rent Corporation
PMB754                                                        Trustee of the Retail Funds                     (equipment leasing),
23852 Pacific Coast Hwy.                                      and the Institutional Funds;                    The Ford Family
Malibu, CA 90265                                              previously Chairman of the                      Foundation and the
                                                              Audit Committee of the                          UCLA Foundation.
                                                              Institutional Funds;
                                                              President, Kearns &
                                                              Associates LLC (investment
                                                              consulting); formerly CFO of
                                                              The J. Paul Getty Trust.

Michael Nugent (67)          Director       Director          Chairman of the Insurance           208         Director of various
Triumph Capital, L.P.                       since 2001        Committee and Director or                       business
445 Park Avenue, 10th Floor                                   Trustee of the Retail Funds                     organizations.
New York, NY 10022                                            and the Institutional Funds;
                                                              General Partner of Triumph
                                                              Capital, L.P., (private
                                                              investment partnership);
                                                              formerly Vice President,
                                                              Bankers Trust Company and BT
                                                              Capital Corporation.

Fergus Reid (71)             Director       Director          Chairman of the Governance          209         Trustee and Director
Lumelite Plastics                           since 2001        Committee and Director or                       of certain investment
85 Charles Coleman Blvd.                                      Trustee of the Retail Funds                     companies in the
Pawling, NY 12564                                             and the Institutional Funds;                    JPMorgan Funds
                                                              Chairman of Lumelite                            complex managed by JP
                                                              Plastics Corporation.                           Morgan Investment
                                                                                                              Management Inc.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003


DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                           TERM OF                                         NUMBER OF
                                           OFFICE AND                                      PORTFOLIOS IN
                             POSITION(S)   LENGTH OF                                       FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH     TIME       PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                     REGISTRANT    SERVED*    PAST 5 YEARS                         DIRECTOR**     BY DIRECTOR
------------------------     -----------   ---------- ------------------------------       -------------  ------------------------
Charles A. Fiumefreddo (70)  Chairman      Chairman   Chairman and Director or Trustee         208        None
Morgan Stanley Funds         and           and        of the Retail Funds and the
Harborside Financial         Director      Director   Institutional Funds; formerly
Cemter                                     since      Chief Executive Officer of the
Plaza Two 3rd Floor                        2003       Retail Funds.
Jersey City, NJ 07311

James F. Higgins (55)        Director      Director   Director or Trustee of the Retail        208        Director of AXA Financial,
Morgan Stanley                             since 2003 Funds and the Institutional Funds;                  Inc. and The Equitable
Harborside Financial                                  Senior Advisor of Morgan Stanley;                   Life Assurance Society of
Center                                                Director of Morgan Stanley                          the United States
Plaza Two 2nd Floor                                   Distributors Inc. and Dean Witter                   (financial services).
Jersey City, NJ 07311                                 Realty Inc.; previously President
                                                      and Chief Operating Officer of the
                                                      Private Client Group of Morgan
                                                      Stanley and President and Chief
                                                      Operating Officer of Individual
                                                      Securities of Morgan Stanley.

Philip J. Purcell (60)       Director      Director   Director or Trustee of the Retail        208        Director of American
Morgan Stanley                             since 2003 Funds and the Institutional Funds;                  Airlines, Inc. and its
1585 Broadway 39th Floor                              Chairman of the Board of Directors                  parent company, AMR
New York, NY 10036                                    and Chief Executive Officer of                      Corporation.
                                                      Morgan Stanley and Morgan Stanley
                                                      DW Inc.; Director of Morgan
                                                      Stanley Distributors Inc.;
                                                      Chairman of the Board of Directors
                                                      and Chief Executive Officer of
                                                      Novus Credit Services Inc.;
                                                      Director and/or officer of various
                                                      Morgan Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800)281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                                                  TERM OF OFFICE AND
                                              POSITION(S) HELD    LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER    WITH REGISTRANT     SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------    ----------------    ------------------  ----------------------------------------------
Mitchell M. Merin (50)                        President           President since     President and Chief Operating Officer of
Morgan Stanley Investment Management Inc.                         2003                Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                                President, Director and Chief Executive
New York, NY 10020                                                                    Officer of Morgan Stanley Investment Advisors
                                                                                      Inc. and Morgan Stanley Services Company
                                                                                      Inc.; Chairman, Chief Executive Officer and
                                                                                      Director of Morgan Stanley Distributors Inc.;
                                                                                      Chairman and Director of Morgan Stanley
                                                                                      Trust; Director of various Morgan Stanley
                                                                                      subsidiaries; President of the Institutional
                                                                                      Funds and the Retail Funds; Trustee and
                                                                                      President of the Van Kampen Open-End and
                                                                                      Closed-End funds.

Ronald E. Robison (64)                        Executive Vice      Executive Vice      Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.     President and       President and       Director of Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor        Principal           Principal           Management Inc.; Managing Director of Morgan
New York, NY 10020                            Executive Officer   Executive           Stanley & Co. Incorporated; Managing Director
                                                                  Officer since       of Morgan Stanley; Managing Director, Chief
                                                                  2003                Administrative Officer and Director of Morgan
                                                                                      Stanley Investment Advisors Inc. and Morgan
                                                                                      Stanley Services Company Inc.; Chief
                                                                                      Executive Officer and Director of Morgan
                                                                                      Stanley Trust; Executive Vice President and
                                                                                      Principal Executive Officer of the
                                                                                      Institutional Funds and the Retail Funds;
                                                                                      previously President and Director of the
                                                                                      Institutional Funds.

Barry Fink (48)                               Vice President      Vice President      General Counsel and Managing Director of
Morgan Stanley Investment Management Inc.                         since 2003          Morgan Stanley Investment Management;
1221 Avenue of the Americas 22nd Floor                                                Managing Director, Secretary and Director of
New York, NY 10020                                                                    Morgan Stanley Investment Advisors Inc. and
                                                                                      Morgan Stanley Services Company Inc.;
                                                                                      Assistant Secretary of Morgan Stanley DW
                                                                                      Inc.; Vice President and General Counsel of
                                                                                      the Retail Funds; Vice President of the
                                                                                      Institutional Funds; Vice President and
                                                                                      Secretary of Morgan Stanley Distributors
                                                                                      Inc.; previously Secretary of the Retail
                                                                                      Funds; previously Vice President and
                                                                                      Assistant General Counsel of Morgan Stanley
                                                                                      Investment Advisors Inc. and Morgan Stanley
                                                                                      Services Company Inc.

Joseph J. McAlinden (60)                      Vice President      Vice President      Managing Director and Chief Investment
Morgan Stanley Investment Management Inc.                         since 2003          Officer of Morgan Stanley Investment Advisors
1221 Avenue of the Americas 33rd Floor                                                Inc. and Morgan Stanley Investment Management
New York, NY 10020                                                                    Inc.; Director of Morgan Stanley Trust, Chief
                                                                                      Investment Officer of the Van Kampen Funds;
                                                                                      Vice President of the Institutional Funds and
                                                                                      the Retail Funds.

Stefanie V. Chang (37)                        Vice President      Vice President      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                         since 2001          Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                                Management Inc.; Vice President of the
New York, NY 10020                                                                    Institutional Funds and the Retail Funds;
                                                                                      formerly practiced law with the New York law
                                                                                      firm of Rogers & Wells (now Clifford Chance
                                                                                      US LLP).

James W. Garrett (35)                         Treasurer and       Treasurer since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.     Chief Financial     2002                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor        Officer             CFO since 2003      Management Inc.; Treasurer and Chief
New York, NY 10020                                                                    Financial Officer of the Institutional Funds;
                                                                                      previously with Price Waterhouse LLP (now
                                                                                      PricewaterhouseCoopers LLP).

Michael J. Leary (38)                         Assistant           Assistant           Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.             Treasurer           Treasurer since     Administration, J.P. Morgan Investor Services
73 Tremont Street                                                 2003                Co. (formerly Chase Global Funds Company);
Boston, MA 02108                                                                      formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                           Secretary           Secretary since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                         2001                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                                Management Inc.; Secretary of the
New York, NY 10020                                                                    Institutional Funds and the Retail Funds;
                                                                                      formerly practiced law with the New York law
                                                                                      firms of McDermott, Will & Emery and Skadden,
                                                                                      Arps, Slate, Meagher & Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

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

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

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

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

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003


U.S. MID CAP VALUE PORTFOLIO

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

Investment Overview (unaudited)
U.S. MID CAP VALUE PORTFOLIO

PERFORMANCE COMPARED TO THE RUSSELL MIDCAP
VALUE INDEX AND S&P MIDCAP 400 INDEX

                                                                TOTAL RETURNS(2)
                                                 --------------------------------------
                                                                     AVERAGE ANNUAL
                                                                  ---------------------
                                                             ONE    FIVE         SINCE
                                                   YTD      YEAR   YEARS  INCEPTION(3)
---------------------------------------------------------------------------------------
Portfolio - Class I                              41.37%    41.37%   5.60%        11.52%
Russell MidCap Value Index(1) - Class I          38.07     38.07    8.73         11.70
S&P MidCap 400 Index(1) - Class I                35.62     35.62    9.22         13.64
Portfolio - Class II                             32.47       N/A     N/A           N/A
Russell MidCap Value Index(1) - Class II         31.75       N/A     N/A           N/A
S&P MidCap 400 Index(1) - Class II               29.76       N/A     N/A           N/A

(1) The Portfolio's performance will be compared with the Russell MidCap Value Index, which more accurately reflects the Portfolio's investable universe. This Index consists of Russell Midcap companies, of which those stocks are also members of the Russell 1000 Value Index. The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks that are chosen for market size, liquidity, and industry group representation.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Class I shares and Class II shares commenced operations on January 2, 1997 and May 5, 2003, respectively.

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION

                                 Russell MidCap      S&P MidCap
                  Portfolio       Value Index        400 Index
                 ----------------------------------------------
1/2/97*            $10,000           $10,000          $10,000
12/31/1997          14,093            13,579           13,405
12/31/1998          16,337            14,270           15,968
12/31/1999          19,623            14,254           18,318
12/31/2000          21,733            16,988           21,524
12/31/2001          21,049            17,383           21,399
12/31/2002          15,165            15,706           18,297
12/31/2003          21,460            21,685           24,814

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class II shares will vary based upon the different inception dates and fees assessed to that class.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. Investments in medium-sized corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio's Class I shares had a total return of 41.37% compared to 38.07% and 35.62% for the Russell MidCap Value Index and the S&P MidCap 400 Index, respectively. For the period from May 5, 2003 to December 31, 2003, the Portfolio's Class II shares had a total return of 32.47% compared to 31.75% and 29.76% for the Russell MidCap Value Index and the S&P MidCap 400 Index, respectively.

FACTORS AFFECTING PERFORMANCE

- In 2003, U.S. equity market returns were exceptionally strong, following three consecutive negative years. Mid cap stocks outperformed large caps by over 700 basis points, as measured by their respective indices. Within both capitalization sizes, value outperformed growth.

- Portfolio outperformance was due principally to stock selection, although sector weighting contribution was also positive.

- All sectors within the Index registered positive absolute returns, though only two (healthcare and information technology) returned more than did the Index overall. The Portfolio overweighted both sectors on average for the year, which contributed to performance. Moreover, exposure within those two sectors was distributed in stocks which outperformed within the respective sectors, (semiconductors and software positions within information technology, and pharmaceuticals and healthcare providers and services within the healthcare sector).

- Within sectors which underperformed the market, the Portfolio selected sub-sectors and industries which outperformed both the sector and market overall. This would include exposure to banks and insurance companies within financials; electric utilities and unregulated power within the utilities sector; and specialty retail and leisure products within the consumer discretionary sector.

- The major detractor from the year's strong performance was stock selection within the energy sector and within sub sectors biotechnology and media.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Investment Overview (cont'd)
U.S. MID CAP VALUE PORTFOLIO

MANAGEMENT STRATEGIES

- The portfolio management team began overseeing the Portfolio on September 30, 2003. In response to their assessment of desired exposure to economically sensitivity market sectors, the team moderated the Portfolio's aggressive, growth cyclical tilt.

- As of the end of the period, the Portfolio emphasized the undervalued healthcare and industrial sectors, with strategic underweights financials and telecommunications.


January 2004

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

Statement of Net Assets

U.S. MID CAP VALUE PORTFOLIO

                                                                 VALUE
                                                  SHARES         (000)
----------------------------------------------------------------------
COMMON STOCKS (97.4%)
AEROSPACE & DEFENSE (3.5%)
  Goodrich Corp.                                 306,280      $  9,094
----------------------------------------------------------------------
CAPITAL MARKETS (0.1%)
  Lehman Brothers Holdings, Inc.                   3,980           307
----------------------------------------------------------------------
CHEMICALS (6.7%)
  Hercules, Inc.                                 322,370(a)      3,933
  International Flavors & Fragrances, Inc.       222,780         7,779
  Lyondell Chemical Co.                          341,650         5,791
----------------------------------------------------------------------
                                                                17,503
======================================================================
COMMERCIAL BANKS (2.2%)
  National Commerce Financial Corp.              205,220         5,598
----------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (6.8%)
  Equifax, Inc.                                  214,640         5,259
  Manpower, Inc.                                 123,750         5,826
  Valassis Communications, Inc.                  228,800(a)      6,715
----------------------------------------------------------------------
                                                                17,800
======================================================================
CONSUMER FINANCE (0.3%)
  Nelnet, Inc., Class A                           29,270(a)        656
----------------------------------------------------------------------
CONTAINERS & PACKAGING (2.3%)
  Temple-Inland, Inc.                             95,370         5,977
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (1.3%)
  Edwards (A.G.), Inc.                            89,750         3,252
----------------------------------------------------------------------
ELECTRIC UTILITIES (7.6%)
  Edison International                           346,120         7,590
  Pinnacle West Capital Corp.                    130,980         5,242
  Wisconsin Energy Corp.                         204,810         6,851
----------------------------------------------------------------------
                                                                19,683
======================================================================
ELECTRICAL EQUIPMENT (2.9%)
  Hubbell, Inc., Class B                         168,300         7,422
----------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (3.5%)
  GlobalSantaFe Corp.                            222,780         5,532
  Transocean, Inc.                               150,580(a)      3,615
----------------------------------------------------------------------
                                                                 9,147
======================================================================
FOOD PRODUCTS (2.0%)
  Hormel Foods Corp.                             201,310         5,196
----------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES (5.3%)
  Applera Corp. - Applied Biosystems Group       256,030         5,303
  Bausch & Lomb, Inc.                            165,130         8,570
----------------------------------------------------------------------
                                                                13,873
======================================================================
HEALTHCARE PROVIDERS & SERVICES (4.8%)
  IMS Health, Inc.                               247,410         6,150
  Tenet Healthcare Corp.                         402,790(a)      6,465
----------------------------------------------------------------------
                                                                12,615
======================================================================
HOTELS, RESTAURANTS & LEISURE (2.6%)
  Wendy's International, Inc.                    174,080         6,831
----------------------------------------------------------------------
INSURANCE (14.8%)
  ACE Ltd.                                       251,070        10,399
  Aon Corp.                                      322,870         7,729
  Aspen Insurance Holdings Ltd.                   28,460(a)        706
  Chubb Corp. (The)                              105,940         7,215
  Gallagher (Arthur J.) & Co.                    163,260         5,304
  Horace Mann Educators Corp.                    124,400         1,738
  UnumProvident Corp.                            351,730      $  5,547
----------------------------------------------------------------------
                                                                38,638
======================================================================
INTERNET SOFTWARE & SERVICES (2.0%)
  BearingPoint, Inc.                             520,440(a)      5,251
----------------------------------------------------------------------
IT SERVICES (6.9%)
  BISYS Group, Inc.                              385,880(a)      5,742
  Convergys Corp.                                394,580(a)      6,889
  Sabre Holdings Corp.                           253,670         5,477
----------------------------------------------------------------------
                                                                18,108
======================================================================
LODGING/RESORTS (0.9%)
  Starwood Hotels & Resorts Worldwide, Inc.       66,810         2,403
----------------------------------------------------------------------
MEDIA (5.7%)
  Interpublic Group of Cos., Inc.                406,940(a)      6,349
  Reuters Group plc ADR                           91,340         2,318
  Scholastic Corp.                               182,290(a)      6,205
----------------------------------------------------------------------
                                                                14,872
======================================================================
OIL & GAS (2.4%)
  Valero Energy Corp.                            133,100         6,168
  XTO Energy, Inc.                                     1            --@
----------------------------------------------------------------------
                                                                 6,168
======================================================================
PHARMACEUTICALS (3.4%)
  Watson Pharmaceuticals, Inc.                   193,830(a)      8,916
----------------------------------------------------------------------
SOFTWARE (3.1%)
  Cadence Design Systems, Inc.                   444,580(a)      7,994
----------------------------------------------------------------------
SPECIALTY RETAIL (2.9%)
  Borders Group, Inc.                            234,970(a)      5,151
  Office Depot, Inc.                             142,450(a)      2,380
----------------------------------------------------------------------
                                                                 7,531
======================================================================
THRIFTS & MORTGAGE FINANCE (3.4%)
  Sovereign Bancorp, Inc.                        377,100         8,956
----------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $232,778)                         253,791
======================================================================

                                                    FACE
                                                  AMOUNT
                                                   (000)
----------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.6%)
REPURCHASE AGREEMENT (2.6%)
  J.P.Morgan Securities, Inc., 0.75%,
     dated 12/31/03, due 1/2/04,
     repurchase price $6,890
     (COST $6,890)                            $    6,890(b)      6,890
----------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Statement of Net Assets (cont'd)
U.S. MID CAP VALUE PORTFOLIO

                                                                 VALUE
                                                                  (000)
----------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%) (COST $239,668)                   $ 260,681
======================================================================

                                                  AMOUNT
                                                   (000)
----------------------------------------------------------------------
OTHER ASSETS (0.3%)
  Cash                                        $        1
  Dividends Receivable                               401
  Receivable for Portfolio Shares Sold               267
  Other                                                8           677
======================================================================
LIABILITIES (-0.3%)
  Investment Advisory Fees Payable                  (426)
  Payable for Portfolio Shares Redeemed             (155)
  Administrative Fees Payable                        (56)
  Custodian Fees Payable                             (12)
  Directors' Fees and Expenses Payable                (6)
  Distribution  Fees on  Class II Shares              (1)
  Other Liabilities                                  (30)         (686)
======================================================================
NET ASSETS (100%)                                            $ 260,672
======================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                              $ 249,571
Undistributed Net Investment Income
 (Accumulated Net Investment Loss)                                  68
Accumulated Net Realized Gain (Loss)                            (9,980)
Unrealized Appreciation (Depreciation)
  on Investments                                                21,013
----------------------------------------------------------------------
NET ASSETS                                                   $ 260,672
======================================================================
CLASS I:
NET ASSETS                                                   $ 241,384
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 16,280,766 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                      $   14.83
======================================================================
CLASS II:
NET ASSETS                                                   $  19,288
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,302,499 outstanding
    $0.001 par value shares (authorized
    500,000,000 shares)                                      $   14.81
======================================================================

(a)  Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@    Value is less than $500.

    The accompanying notes are an integral part of the financial statements.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

U.S. MID CAP VALUE PORTFOLIO

Statement of Operations

                                                          YEAR ENDED
                                                   DECEMBER 31, 2003
                                                               (000)
--------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                               $    2,052
  Interest                                                        52
--------------------------------------------------------------------
    Total Investment Income                                    2,104
--------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                     1,447
  Administrative Fees                                            493
  Custodian Fees                                                  79
  Professional Fees                                               54
  Shareholder Reporting Fees                                      46
  Distribution Fees on Class II Shares                            18
  Directors' Fees and Expenses                                     6
  Interest Expense                                                 1
  Other                                                           33
--------------------------------------------------------------------
    Total Expenses                                             2,177
--------------------------------------------------------------------
  Investment Advisory Fees Waived                               (131)
  Distribution Fees on Class II Shares Waived                    (13)
--------------------------------------------------------------------
    Net Expenses                                               2,033
====================================================================
NET INVESTMENT INCOME (LOSS)                                      71
====================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                            32,417
--------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments                                                 36,513
--------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN
   UNREALIZED APPRECIATION (DEPRECIATION)                     68,930
--------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                            $   69,001
====================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

U.S. MID CAP VALUE PORTFOLIO

Statement of Changes in Net Assets

                                                                     YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                          (000)               (000)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                $              71   $            (284)
  Net Realized Gain (Loss)                                               32,417             (27,405)
  Net Change in Unrealized Appreciation (Depreciation)                   36,513             (30,469)
---------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                           69,001             (58,158)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscribed                                                            101,241             112,539
  Redeemed                                                              (86,844)            (63,443)
  Class II*:
  Subscribed                                                             17,367                  --
  Redeemed                                                                  (11)                 --
---------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Capital Share Transactions                                    31,753              49,096
---------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                               100,754              (9,062)
NET ASSETS:
  Beginning of Period                                                   159,918             168,980
---------------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment
    income (accumulated net investment loss) of $68
    and $(3), respectively)                                    $        260,672    $        159,918
---------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Class I:
    Shares Subscribed                                                     8,204               8,998
    Shares Redeemed                                                      (7,175)             (5,349)
---------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Shares Outstanding                 1,029               3,649
---------------------------------------------------------------------------------------------------
    Class II*:
    Shares Subscribed                                                     1,303                  --
    Shares Redeemed                                                          (1)                 --
---------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Shares Outstanding                1,302                  --
===================================================================================================

* Class II shares commenced offering on May 5, 2003

    The accompanying notes are an integral part of the financial statements.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

Financial Highlights

U.S. MID CAP VALUE PORTFOLIO

                                                                                             CLASS I
                                                            --------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                2003          2002          2001          2000         1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.49     $   14.56     $   15.05     $   15.62     $   14.92
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                      0.01#        (0.02)#       (0.00)+        0.02          0.03
  Net Realized and Unrealized Gain (Loss)                           4.33         (4.05)        (0.47)         1.62          2.81
--------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                               4.34         (4.07)        (0.47)         1.64          2.84
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               --            --            --         (0.02)        (0.03)
  Net Realized Gain                                                   --            --         (0.02)        (2.19)        (2.11)
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                              --            --         (0.02)        (2.21)        (2.14)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   14.83     $   10.49     $   14.56     $   15.05     $   15.62
================================================================================================================================
TOTAL RETURN +/-                                                   41.37%       (27.95)%       (3.15)%       10.75%        20.19%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                              $ 241,384     $ 159,918     $ 168,980     $  86,233     $  54,107
Ratio of Expenses to Average Net Assets                             1.05%         1.05%         1.05%         1.05%         1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets         0.04%        (0.17)%       (0.04)%        0.15%         0.21%
Portfolio Turnover Rate                                              218%          145%          173%          234%          248%
--------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
     Expenses to Average Net Assets                                 1.12%         1.12%         1.10%         1.27%         1.37%
     Net Investment Income (Loss) to Average Net Assets            (0.03)%       (0.24)%       (0.09)%       (0.07)%       (0.11)%
--------------------------------------------------------------------------------------------------------------------------------

                                                                    CLASS II
                                                                 ---------------
                                                                     PERIOD FROM
                                                                  MAY 5, 2003* TO
                                                                    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                          2003
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $      11.18
--------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                              0.01#
  Net Realized and Unrealized Gain (Loss)                                   3.62
--------------------------------------------------------------------------------
     Total from Investment Operations                                       3.63
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $      14.81
================================================================================
TOTAL RETURN +/-                                                           32.47%++
================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                   $     19,288
Ratio of Expenses to Average Net Assets                                     1.15%**
Ratio of Net Investment Income (Loss) to Average Net Assets                (0.06)%**
Portfolio Turnover Rate                                                      218%
--------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or Reimbursed by Adviser
  and/or Distributor:
     Expenses to Average Net Assets                                         1.47%**
     Net Investment Income (Loss) to Average Net Assets                    (0.38)%**
--------------------------------------------------------------------------------

*   Commenced offering
**  Annualized
+   Amount is less than $0.005
#   Per share amount is based on average shares outstanding
++  Not annualized
+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the U.S. Mid Cap Value Portfolio (formerly U.S. Mid Cap Core Portfolio). The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 5, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others.

   Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

Notes to Financial Statements (cont'd)

quarterly, at the annual rate based on average daily net assets as follows:

                             FROM $500
             FIRST $500     MILLION TO     MORE THAN
                MILLION     $1 BILLION    $1 BILLION
             ---------------------------------------
                   0.75%          0.70%         0.65%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest expense and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions during 2003 and 2002.

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                  UNDISTRIBUTED          UNDISTRIBUTED
                       ORDINARY              LONG-TERM
                         INCOME           CAPITAL GAIN
                          (000)                  (000)
                  ------------------------------------
                     $       74             $       --

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                                  NET
                                                         APPRECIATION
              COST     APPRECIATION     DEPRECIATION   (DEPRECIATION)
             (000)            (000)            (000)            (000)
      ---------------------------------------------------------------
      $    240,213        $  21,247        $   (779)      $    20,468

At December 31, 2003, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $9,434,000 which will expire on December 31, 2010.

During year ended December 31, 2003, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $21,305,000.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Notes to Financial Statements (cont'd)

not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

G. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $442,838,000 and $412,855,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

During the year ended December 31, 2003, the Portfolio incurred $34,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.3% and 94.0%, for Class I and Class II, respectively.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003


Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
U.S. MID CAP VALUE PORTFOLIO

We have audited the accompanying statement of net assets of the U.S. Mid Cap Value Portfolio, formerly Mid Cap Value, (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Mid Cap Value Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                         /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Director and Officer Information (unaudited)

Independent Directors:

                                           TERM OF                                               NUMBER OF
                                           OFFICE AND                                            PORTFOLIOS IN
                              POSITION(S)  LENGTH OF                                             FUND COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    TIME          PRINCIPAL OCCUPATION(S) DURING          OVERSEEN BY    OTHER DIRECTORSHIPS
DIRECTOR                      REGISTRANT   SERVED*       PAST 5 YEARS                            DIRECTOR**     HELD BY DIRECTOR
----------------------------  -----------  ------------  --------------------------------------  -------------  --------------------
Michael Bozic (62)            Director     Director      Retired; Director or Trustee of the          208       Director of Weirton
c/o Kramer Levin Naftalis &                since 2003    Retail Funds and the Institutional                     Steel Corporation.
Frankel LLP                                              Funds; formerly Vice Chairman of
Counsel to the Independent                               Kmart Corporation, Chairman and
Directors                                                Chief Executive Officer of Levitz
919 Third Avenue                                         Furniture Corporation and President
New York, NY 10022                                       and Chief Executive Officer of Hills
                                                         Department Stores; formerly
                                                         variously Chairman, Chief Executive
                                                         Officer, President and Chief
                                                         Operating Officer of the Sears
                                                         Merchandise Group of Sears, Roebuck
                                                         & Co.

Edwin J. Garn (71)            Director     Director      Director or Trustee of the Retail            208       Director of
Summit Ventures LLC                        since 2003    Funds and the Institutional Funds;                     Franklin Covey
One Utah Center                                          member of the Utah Regional Advisory                   (time management
201 South Main Street                                    Board of Pacific Corp.; formerly                       systems), BMW Bank
Salt Lake City, UT 84111                                 United States Senator (R-Utah) and                     of North America,
                                                         Chairman, Senate Banking Committee,                    Inc. (industrial
                                                         Mayor of Salt Lake City, Utah,                         loan corporation),
                                                         Astronaut, Space Shuttle Discovery                     United Space
                                                         and Vice Chairman, Huntsman                            Alliance (joint
                                                         Corporation (chemical company).                        venture between
                                                                                                                Lockheed Martin and
                                                                                                                The Boeing Company)
                                                                                                                and Nuskin Asia
                                                                                                                Pacific (multilevel
                                                                                                                marketing); member
                                                                                                                of the board of
                                                                                                                various civic and
                                                                                                                charitable
                                                                                                                organizations.

Wayne E. Hedien (69)          Director     Director      Retired; Director or Trustee of the          208       Director of the PMI
WEH Associates                             since 2003    Retail Funds and the Institutional                     Group Inc. (private
5750 Old Orchard Road                                    Funds; formerly associated with the                    mortgage
Suite 530                                                Allstate Companies, most recently as                   insurance); Trustee
Skokie, IL 60077                                         Chairman of The Allstate Corporation                   and Vice Chairman
                                                         and Chairman and Chief Executive                       of the Field Museum
                                                         Officer of its wholly-owned                            of Natural History;
                                                         subsidiary, Allstate Insurance                         director of various
                                                         Company.                                               other business and
                                                                                                                charitable
                                                                                                                organizations.

Dr. Manuel H. Johnson (54)    Director     Director      Chairman of the Audit Committee and          208       Director of NVR,
Johnson Smick                              since 2003    Director or Trustee of the Retail                      Inc. (home
International, Inc.                                      Funds and the Institutional Funds;                     construction);
2099 Pennsylvania Avenue,                                Senior Partner, Johnson Smick                          Chairman and
NW Suite 950                                             International, Inc. (consulting                        Trustee of the
Washington, D.C. 20006                                   firm); Co-Chairman and a founder of                    Financial
                                                         the Group of Seven Council (G7C), an                   Accounting
                                                         international economic commission;                     Foundation
                                                         formerly Vice Chairman of the Board                    (oversight
                                                         of Governors of the Federal Reserve                    organization of the
                                                         System and Assistant Secretary of                      Financial
                                                         the U.S. Treasury.                                     Accounting
                                                                                                                Standards Board);
                                                                                                                Director of RBS
                                                                                                                Greenwich Capital
                                                                                                                Holdings (financial
                                                                                                                holdings company).

Joseph J. Kearns (61)         Director     Director      Deputy Chairman of the Audit                 209       Director of Electro
Kearns & Associates LLC                    since 1994    Committee and Director or Trustee of                   Rent Corporation
PMB754                                                   the Retail Funds and the                               (equipment
23852 Pacific Coast Hwy.                                 Institutional Funds; previously                        leasing), The Ford
Malibu, CA 90265                                         Chairman of the Audit Committee of                     Family Foundation
                                                         the Institutional Funds; President,                    and the UCLA
                                                         Kearns & Associates LLC (investment                    Foundation.
                                                         consulting); formerly CFO of The J.
                                                         Paul Getty Trust.

Michael Nugent (67)           Director     Director      Chairman of the Insurance Committee          208       Director of various
Triumph Capital, L.P.                      since 2001    and Director or Trustee of the                         business
445 Park Avenue, 10th Floor                              Retail Funds and the Institutional                     organizations.
New York, NY 10022                                       Funds; General Partner of Triumph
                                                         Capital, L.P., (private investment
                                                         partnership); formerly Vice
                                                         President, Bankers Trust Company and
                                                         BT Capital Corporation.

Fergus Reid (71)              Director     Director      Chairman of the Governance Committee         209       Trustee and
Lumelite Plastics                          since 2001    and Director or Trustee of the                         Director of certain
85 Charles Coleman Blvd.                                 Retail Funds and the Institutional                     investment
Pawling, NY 12564                                        Funds; Chairman of Lumelite Plastics                   companies in the
                                                         Corporation.                                           JPMorgan Funds
                                                                                                                complex managed by
                                                                                                                JP Morgan
                                                                                                                Investment
                                                                                                                Management Inc.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003

Director and Officer Information (cont'd)

Interested Directors:

                                           TERM OF                                               NUMBER OF
                                           OFFICE AND                                            PORTFOLIOS IN
                              POSITION(S)  LENGTH OF                                             FUND COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    TIME          PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN BY    OTHER DIRECTORSHIPS
DIRECTOR                      REGISTRANT   SERVED*       5 YEARS                                 DIRECTOR**     HELD BY DIRECTOR
----------------------------  -----------  ------------  --------------------------------------  -------------  --------------------
Charles A. Fiumefreddo (70)   Chairman     Chairman      Chairman and Director or Trustee of          208       None
Morgan Stanley Funds          and          and           the Retail Funds and the
Harborside Financial Center   Director     Director      Institutional Funds; formerly Chief
Plaza Two 3rd Floor                        since         Executive Officer of the Retail
Jersey City, NJ 07311                      2003          Funds.

James F. Higgins (55)         Director     Director      Director or Trustee of the Retail            208       Director of AXA
Morgan Stanley                             since 2003    Funds and the Institutional Funds;                     Financial, Inc. and
Harborside Financial Center                              Senior Advisor of Morgan Stanley;                      The Equitable Life
Plaza Two 2nd Floor                                      Director of Morgan Stanley                             Assurance Society
Jersey City, NJ 07311                                    Distributors Inc. and Dean Witter                      of the United
                                                         Realty Inc.; previously President                      States (financial
                                                         and Chief Operating Officer of the                     services).
                                                         Private Client Group of Morgan
                                                         Stanley and President and Chief
                                                         Operating Officer of Individual
                                                         Securities of Morgan Stanley.

Philip J. Purcell (60)        Director     Director      Director or Trustee of the Retail            208       Director of
Morgan Stanley                             since 2003    Funds and the Institutional Funds;                     American Airlines,
1585 Broadway 39th Floor                                 Chairman of the Board of Directors                     Inc. and its parent
New York, NY 10036                                       and Chief Executive Officer of                         company, AMR
                                                         Morgan Stanley and Morgan Stanley DW                   Corporation.
                                                         Inc.; Director of Morgan Stanley
                                                         Distributors Inc.; Chairman of the
                                                         Board of Directors and Chief
                                                         Executive Officer of Novus Credit
                                                         Services Inc.; Director and/or
                                                         officer of various Morgan Stanley
                                                         subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Director and Officer Information (cont'd)

Officers:

                                              POSITION(S)      TERM OF OFFICE AND
                                              HELD             LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER    WITH REGISTRANT  SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------    ---------------  ------------------  -------------------------------------------------
Mitchell M. Merin (50)                        President        President since     President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                      2003                Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                             Director and Chief Executive Officer of Morgan
New York, NY 10020                                                                 Stanley Investment Advisors Inc. and Morgan
                                                                                   Stanley Services Company Inc.; Chairman, Chief
                                                                                   Executive Officer and Director of Morgan Stanley
                                                                                   Distributors Inc.; Chairman and Director of
                                                                                   Morgan Stanley Trust; Director of various Morgan
                                                                                   Stanley subsidiaries; President of the
                                                                                   Institutional Funds and the Retail Funds;
                                                                                   Trustee and President of the Van Kampen Open-End
                                                                                   and Closed-End funds.

Ronald E. Robison (64)                        Executive Vice   Executive Vice      Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.     President and    President and       Director of Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor        Principal        Principal           Inc.; Managing Director of Morgan Stanley & Co.
New York, NY 10020                            Executive        Executive Officer   Incorporated; Managing Director of Morgan
                                              Officer          since 2003          Stanley; Managing Director, Chief Administrative
                                                                                   Officer and Director of Morgan Stanley
                                                                                   Investment Advisors Inc. and Morgan Stanley
                                                                                   Services Company Inc.; Chief Executive Officer
                                                                                   and Director of Morgan Stanley Trust; Executive
                                                                                   Vice President and Principal Executive Officer
                                                                                   of the Institutional Funds and the Retail Funds;
                                                                                   previously President and Director of the
                                                                                   Institutional Funds.

Barry Fink (48)                               Vice President   Vice President      General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                      since 2003          Stanley Investment Management; Managing
1221 Avenue of the Americas 22nd Floor                                             Director, Secretary and Director of Morgan
New York, NY 10020                                                                 Stanley Investment Advisors Inc. and Morgan
                                                                                   Stanley Services Company Inc.; Assistant
                                                                                   Secretary of Morgan Stanley DW Inc.; Vice
                                                                                   President and General Counsel of the Retail
                                                                                   Funds; Vice President of the Institutional
                                                                                   Funds; Vice President and Secretary of Morgan
                                                                                   Stanley Distributors Inc.; previously Secretary
                                                                                   of the Retail Funds; previously Vice President
                                                                                   and Assistant General Counsel of Morgan Stanley
                                                                                   Investment Advisors Inc. and Morgan Stanley
                                                                                   Services Company Inc.

Joseph J. McAlinden (60)                      Vice President   Vice President      Managing Director and Chief Investment Officer
Morgan Stanley Investment Management Inc.                      since 2003          of Morgan Stanley Investment Advisors Inc. and
1221 Avenue of the Americas 33rd Floor                                             Morgan Stanley Investment Management Inc.;
New York, NY 10020                                                                 Director of Morgan Stanley Trust, Chief
                                                                                   Investment Officer of the Van Kampen Funds; Vice
                                                                                   President of the Institutional Funds and the
                                                                                   Retail Funds.

Stefanie V. Chang (37)                        Vice President   Vice President      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      since 2001          Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                             Management Inc.; Vice President of the
New York, NY 10020                                                                 Institutional Funds and the Retail Funds;
                                                                                   formerly practiced law with the New York law
                                                                                   firm of Rogers & Wells (now Clifford Chance US
                                                                                   LLP).

James W. Garrett (35)                         Treasurer and    Treasurer since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.     Chief Financial  2002                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor        Officer          CFO since 2003      Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                                 Officer of the Institutional Funds; previously
                                                                                   with Price Waterhouse LLP (now
                                                                                   PricewaterhouseCoopers LLP).

Michael J. Leary (38)                         Assistant        Assistant           Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.             Treasurer        Treasurer since     Administration, J.P. Morgan Investor Services
73 Tremont Street                                              2003                Co. (formerly Chase Global Funds Company);
Boston, MA 02108                                                                   formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                           Secretary        Secretary since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      2001                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                             Management Inc.; Secretary of the Institutional
New York, NY 10020                                                                 Funds and the Retail Funds; formerly practiced
                                                                                   law with the New York law firms of McDermott,
                                                                                   Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                                   Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                        Annual Report - December 31, 2003


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

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

                      (This page intentionally left blank.)

[MORGAN STANLEY LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT -- DECEMBER 31, 2003

U.S. REAL ESTATE PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

Investment Overview (unaudited)

U.S. REAL ESTATE PORTFOLIO

PERFORMANCE COMPARED TO THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS (NAREIT) EQUITY INDEX

                                       TOTAL RETURNS(2)
                                --------------------------------
                                             AVERAGE ANNUAL
                                         -----------------------
                                  ONE      FIVE           SINCE
                                 YEAR     YEARS    INCEPTION(3)
----------------------------------------------------------------
Portfolio - Class I             37.51%    13.80%          10.74%
Index(1) - Class I              37.13     14.35           10.04
Portfolio - Class II            37.16       N/A           34.72
Index(1) - Class II             37.13       N/A           34.76

(1) The NAREIT Equity Index is an unmanaged market weighted index of tax qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System (including dividends).
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Class I shares and Class II shares commenced operations on March 3, 1997 and November 5, 2002, respectively.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION

                                                            NAREIT
                                      PORTFOLIO          EQUITY INDEX
                                      -------------------------------
3/3/97*                                $10,000              $10,000
12/31/1997                              11,799               11,917
12/31/1998                              10,518                9,832
12/31/1999                              10,363                9,378
12/31/2000                              13,396               11,850
12/31/2001                              14,714               13,501
12/31/2002                              14,598               14,017
12/31/2003                              20,074               19,222

*Class I shares commenced operations on March 3, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class II shares will vary based upon the different inception dates and fees assessed to that class.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio's concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio had a total return of 37.51% for Class I shares and 37.16% for Class II shares compared to 37.13% for the National Association of Real Estate Investment Trusts (NAREIT) Equity Index (the "Index").

FACTORS AFFECTING PERFORMANCE

- We believe that REITs were able to achieve strong performance primarily due to continued strong funds flow to the sector from a number of constituents. Retail investors have been attracted to REITs primarily due to the absolute level of the dividend of these securities. In addition, the continuous inflows are likely part of the self-fulfilling reality that the group is performing strongly.

- In 2003, dedicated REIT mutual funds received more than $4.5 billion, their highest annual level of inflows, and closed end funds that invest in common and preferred REIT shares raised an additional $4 billion. REIT shares also benefited from favorable funds flow from pension plans and endowments, which continue to implement a favorable shift to real estate and REITs in asset allocation models due to the historical diversification attributes and attractive returns.

- Aside from the dramatic favorable flows to the sector, the improvement in underlying real estate values partially supported the year's improvement in share prices. Finally, the sector also benefited from continued optimism with regard to an economic recovery, which helped all stocks.

- For the full year, among the major asset classes, retail was the big winner, the office sector modestly underperformed, and apartments were the weakest sector. Within retail, the mall sub-sector had the best performance and although the strip shopping centers trailed the malls, they posted strong outperformance as well. The office sector only modestly underperformed for the full year. The apartments were the worst performing sector. Among the smaller sectors, the hotels trailed for the year due to a very weak first quarter. Storage was about even with the index, and healthcare REITs had the best performance, just beating out the malls.

- The Portfolio's outperformance this year was a result of stock selection. While the bottom-up effects were positive across most sectors, the most significant contributions were

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Investment Overview (cont'd)

U.S. REAL ESTATE PORTFOLIO

     generated in the office and hotel sectors. The prospects for the overall office sector were weak, yet we continued to find value among selected owners of central business district (CBD) office properties. We believe there was a significant disparity in pricing between CBD assets relative to suburban assets in the private markets, which was not reflected in the public market. In the lodging sector, we were rewarded for owning those companies that are owners of major urban hotel assets, that have superior balance sheets, and that are affiliated with a major brand. Despite this sector's underperformance, our stock selection provided significant outperformance for the sector as a whole. Other favorable areas were the manufactured home sector and the mall sub-sector of retail. In manufactured homes, the Portfolio held a large position in one company which was taken private at a healthy premium. The malls provided outperformance for the Portfolio both due to the overweight stance relative to the Index and due to the bottom up stock selection, where we favor owners of the more dominant malls in the major metropolitan areas.

MANAGEMENT STRATEGIES

- We have maintained our core investment philosophy as a real estate value investor. This results in the ownership of stocks that provide what we believe is the best valuation relative to their underlying real estate values.

- The top-down themes included an overweighting of the hotel, mall, and apartment sectors and an underweighting of the strip shopping center and office sectors.

- The overweighting in the hotel sector was accomplished through the ownership of selected companies that are owners of major urban hotel assets. Although weak demand fundamentals, in particular a depressed level of corporate travel, have put pressure on cash flows, these companies were trading at favorable discounts to asset value. In the second half of the year, the sector posted favorable occupancy comparisons versus the previous year due to improved leisure travel.

- We remained cautious on the office sector given the sector's reliance on a job recovery, the level of excess office space available and the costs required for attracting tenants. We continued to have a below consensus outlook for the prospects of a recovery in rental rates.

- In the apartment sector, the most favorable factor was that valuation remained attractive as the stocks were trading below private market values. In addition, given that the sector has been weak for almost two years and the tenants have short lease terms, the cash flows have absorbed the majority of their downside.

January 2004

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

Statement of Net Assets

U.S. REAL ESTATE PORTFOLIO

                                                                                           VALUE
                                                                   SHARES                  (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS (95.2%)
DIVERSIFIED (3.4%)
  Correctional Properties Trust REIT                               80,400          $         2,316
  FrontLine Capital Group                                         425,700(a),(b)                  @--
  Vornado Realty Trust REIT                                       411,000                   22,502
--------------------------------------------------------------------------------------------------
                                                                                            24,818
==================================================================================================
HEALTHCARE (0.5%)
  Ventas, Inc. REIT                                               163,700                    3,602
--------------------------------------------------------------------------------------------------
INDUSTRIAL (7.5%)
  AMB Property Corp. REIT                                         859,700                   28,267
  Prologis REIT                                                   779,242                   25,006
  PS Business Parks, Inc. REIT                                     22,400                      924
--------------------------------------------------------------------------------------------------
                                                                                            54,197
==================================================================================================
LODGING/RESORTS (11.4%)
  FelCor Lodging Trust, Inc. REIT                                 212,800(a)                 2,358
  Hilton Hotels Corp.                                           1,213,100                   20,780
  Host Marriott Corp. REIT                                      1,937,600(a)                23,871
  Innkeepers USA Trust REIT                                         1,300                       11
  Interstate Hotels & Resorts, Inc.                                12,500(a)                    67
  La Quinta Corp., Paired Stock                                    62,800(a)                   403
  Starwood Hotels & Resorts
    Worldwide, Inc.                                               943,744                   33,946
  Wyndham International, Inc., Class A                            652,363(a)                   437
--------------------------------------------------------------------------------------------------
                                                                                            81,873
==================================================================================================
OFFICE (20.0%)
  Arden Realty, Inc. REIT                                         723,100                   21,939
  Beacon Capital Partners, Inc. REIT                              271,300(b),(c)             1,225
  Boston Properties, Inc. REIT                                    602,050                   29,013
  Brookfield Properties Corp.                                   1,473,017                   42,276
  Equity Office Properties Trust REIT                           1,110,608                   31,819
  Mack-Cali Realty Corp. REIT                                     118,900                    4,949
  Reckson Associates Realty Corp. REIT                            300,500                    7,302
  SL Green Realty Corp. REIT                                      113,850                    4,674
  Trizec Properties, Inc. REIT                                     41,650                      641
--------------------------------------------------------------------------------------------------
                                                                                           143,838
==================================================================================================
OTHER (1.1%)
  Atlantic Gulf Communities Corp.                                 261,572(a),(b)                  @--
  Atlantic Gulf Communities Corp., Series B                        79,420(a),(c)                  @--
  Brookfield Homes Corp.                                           31,173                      803
  BRCP REIT, LLC I                                                 23,609(b)                    24
  Cabot Industrial Value LP                                           285(b)                   143
  Heritage Property Investment Trust                               25,000                      711
  Pacific Gulf Properties, Inc.                                   128,300(b)                      @--
  St. Joe Co. (The)                                                68,500                    2,554
  Wellsford Real Properties, Inc. REIT                            208,574(a)                 3,880
--------------------------------------------------------------------------------------------------
                                                                                             8,115
==================================================================================================
RESIDENTIAL APARTMENTS (20.8%)
  Amli Residential Properties Trust REIT                          228,800                    6,132
  Apartment Investment &
    Management Co. REIT                                           640,000                   22,080
  Archstone-Smith Trust REIT                                    1,294,041                   36,207
  AvalonBay Communities, Inc. REIT                                781,700                   37,365
  Equity Residential REIT                                         787,746                   23,246
  Essex Property Trust, Inc. REIT                                 179,300                   11,515
  Post Properties, Inc. REIT                                      270,000                    7,538
  Summit Properties, Inc. REIT                                    242,530          $         5,826
--------------------------------------------------------------------------------------------------
                                                                                           149,909
==================================================================================================
RESIDENTIAL MANUFACTURED HOMES (1.0%)
  Manufactured Home Communities,
    Inc. REIT                                                     182,000                    6,852
--------------------------------------------------------------------------------------------------
RETAIL REGIONAL MALLS (18.0%)
  Forest City Enterprises, Inc.                                   103,900                    4,936
  General Growth Properties, Inc. REIT                            777,600                   21,579
  Macerich Co. REIT                                                97,400                    4,334
  Rouse Co. REIT                                                  644,100                   30,273
  Simon Property Group, Inc. REIT                               1,210,600                   56,099
  Taubman Centers, Inc. REIT                                      620,142                   12,775
--------------------------------------------------------------------------------------------------
                                                                                           129,996
==================================================================================================
RETAIL STRIP CENTERS (5.1%)
  Burnham Pacific Properties, Inc. REIT                           227,282(b)                   107
  Chelsea Property Group, Inc. REIT                                 4,100                      225
  Federal Realty Investment Trust REIT                            529,800                   20,339
  Pan Pacific Retail Properties, Inc. REIT                          3,400                      162
  Regency Centers Corp.                                           402,400                   16,035
--------------------------------------------------------------------------------------------------
                                                                                            36,868
==================================================================================================
SELF STORAGE (6.4%)
  Public Storage, Inc. REIT                                       645,270                   27,998
  Shurgard Storage Centers, Inc.,
    Series A REIT                                                 477,000                   17,959
--------------------------------------------------------------------------------------------------
                                                                                            45,957
==================================================================================================
  TOTAL COMMON STOCKS (COST $549,113)                                                      686,025
==================================================================================================
PREFERRED STOCKS (0.5%)
LODGING/RESORTS (0.3%)
  Wyndham, Series B                                                42,758(b)                 2,576
--------------------------------------------------------------------------------------------------
OFFICE (0.2%)
  Beacon Capital Partners, Inc. REIT                               23,232(b)                 1,470
--------------------------------------------------------------------------------------------------
OTHER (0.0%)
  Atlantic Gulf Communities Corp., Series B                        57,048(a)                      @--
  Atlantic Gulf Communities Corp., Series B                         2,003(a),(b),(c)              @--
--------------------------------------------------------------------------------------------------
                                                                                                  @--
==================================================================================================
  TOTAL PREFERRED STOCKS (COST $3,456)                                                       4,046
==================================================================================================

                                                                   NO. OF
                                                                 WARRANTS
--------------------------------------------------------------------------------------------------
WARRANTS (0.0%)
OTHER (0.0%)
  Atlantic Gulf Communities Corp.,
    Class A, expiring 6/23/04                                      76,230(a),(b)                  @--
  Atlantic Gulf Communities Corp.,
    Class B, expiring 6/23/04                                     114,262(a),(b)                  @--
  Atlantic Gulf Communities Corp.,
    Class C, expiring 6/23/04                                     114,262(a),(b)                  @--
==================================================================================================
  TOTAL WARRANTS (COST $10)                                                                       @--
==================================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Statement of Net Assets (cont'd)

U.S. REAL ESTATE PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                    VALUE
                                                                    (000)                    (000)
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.6%)
REPURCHASE AGREEMENT (4.6%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $33,355
    (COST $33,354)                                     $           33,354(d)       $        33,354
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%) (COST $585,933)                                                 723,425
==================================================================================================

                                                                   AMOUNT
                                                                    (000)
--------------------------------------------------------------------------------------------------
OTHER ASSETS (0.8%)
  Cash                                                                182
  Dividends Receivable                                              3,951
  Receivable for Portfolio Shares Sold                              1,380
  Interest Receivable                                                   1
  Other                                                                24                    5,538
==================================================================================================
LIABILITIES (-1.1%)
  Payable for Investments Purchased                                (4,331)
  Payable for Portfolio Shares Redeemed                            (2,025)
  Investment Advisory Fees Payable                                 (1,444)
  Administrative Fees Payable                                        (157)
  Directors' Fees and Expenses Payable                                (13)
  Custodian Fees Payable                                               (8)
  Distribution Fees on Class II Shares                                 (7)
  Other Liabilities                                                   (64)                  (8,049)
==================================================================================================
NET ASSETS (100%)                                                                  $       720,914
==================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                    $       558,511
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                     16,903
Accumulated Net Realized Gain (Loss)                                                         8,008
Unrealized Appreciation (Depreciation) on
  Investments                                                                              137,492
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $       720,914
==================================================================================================
CLASS I:
NET ASSETS                                                                         $       681,576
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 43,748,397 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                                   $         15.58
==================================================================================================
CLASS II:
NET ASSETS                                                                         $        39,338
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,531,857 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                                   $         15.54
==================================================================================================

(a)    Non-income producing security
(b) Security valued at fair value - see note A-1 to financial statements. At December 31, 2003, the Portfolio held $5,545,000 of fair valued securities, representing 0.8% of net assets.
(c) Restricted security valued at fair value and not registered under the Securities Act of 1933. Beacon Capital Partners, Inc. REIT was acquired 3/98 at a cost of $1,411,000. Atlantic Gulf Communities Corp., Series B was acquired 2/00 at a cost of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 at a cost of $20,000. At December 31, 2003, these securities had an aggregate market value of $1,225,000, representing 0.2% of net assets.
(d) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
@      Value is less than $500.
REIT   Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

U.S. REAL ESTATE PORTFOLIO

Statement of Operations

                                                                                          YEAR ENDED
                                                                                   DECEMBER 31, 2003
                                                                                               (000)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $102 foreign taxes withheld)                                  $           22,997
  Interest                                                                                       234
----------------------------------------------------------------------------------------------------
    Total Investment Income                                                                   23,231
----------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                     4,526
  Administrative Fees                                                                          1,454
  Professional Fees                                                                               84
  Shareholder Reporting Fees                                                                      61
  Custodian Fees                                                                                  40
  Distribution Fees on Class II Shares                                                            36
  Interest Expense                                                                                18
  Directors' Fees and Expenses                                                                    15
  Other                                                                                          129
----------------------------------------------------------------------------------------------------
    Total Expenses                                                                             6,363
----------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                (31)
  Distribution Fees on Class II Shares Waived                                                    (10)
----------------------------------------------------------------------------------------------------
    Net Expenses                                                                               6,322
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                  16,909
----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                            12,463
----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                154,543
----------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              167,006
----------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $          183,915
====================================================================================================

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

U.S. REAL ESTATE PORTFOLIO

Statement of Changes in Net Assets

                                                                                              YEAR ENDED            YEAR ENDED
                                                                                       DECEMBER 31, 2003     DECEMBER 31, 2002
                                                                                                   (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                        $           16,909    $           15,291
  Net Realized Gain (Loss)                                                                        12,463                 5,181
  Change in Unrealized Appreciation (Depreciation)                                               154,543               (36,243)
------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                              183,915               (15,771)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class I:
  Net Investment Income                                                                               --               (15,288)
  Net Realized Gain                                                                                   --               (11,315)
  Class II*:
  Net Investment Income                                                                               --                    (5)
  Net Realized Gain                                                                                   --                    (3)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                               --               (26,611)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscriptions                                                                                  493,702               394,006
  Distributions Reinvested                                                                            --                26,603
  Redemptions                                                                                   (477,206)             (248,468)
  Class II*:
  Subscriptions                                                                                   36,733                   165
  Distributions Reinvested                                                                            --                     8
  Redemptions                                                                                     (1,041)                   --
------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions               52,188               172,314
------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                        236,103               129,932
NET ASSETS:
  Beginning of Period                                                                            484,811               354,879
------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of)
    net investment income of $16,903 and $163, respectively)                          $          720,914    $          484,811
------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Class I:
    Shares Subscribed                                                                             39,124                31,469
    Shares Issued on Distributions Reinvested                                                         --                 2,334
    Shares Redeemed                                                                              (38,141)              (20,420)
------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Shares Outstanding                                            983                13,383
------------------------------------------------------------------------------------------------------------------------------
    Class II*:
    Shares Subscribed                                                                              2,587                    14
    Shares Issued on Distributions Reinvested                                                         --                     1
    Shares Redeemed                                                                                  (70)                   --
------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Shares Outstanding                                         2,517                    15
==============================================================================================================================

*Class II shares commenced offering on November 5, 2002

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

Financial Highlights

U.S. REAL ESTATE PORTFOLIO

                                                                             CLASS I
                                            --------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                            --------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS             2003           2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $     11.33    $     12.08     $     11.51     $      9.11     $      9.80
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                     0.39#          0.42#           0.48            0.14            0.43
  Net Realized and Unrealized Gain (Loss)          3.86          (0.51)           0.65            2.53           (0.59)
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations               4.25          (0.09)           1.13            2.67           (0.16)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                              --          (0.38)          (0.46)          (0.21)          (0.53)
  Net Realized Gain                                  --          (0.28)          (0.10)          (0.06)             --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                              --          (0.66)          (0.56)          (0.27)          (0.53)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $     15.58    $     11.33     $     12.08     $     11.51     $      9.11
======================================================================================================================
TOTAL RETURN^                                     37.51%         (0.79)%          9.84%          29.27%          (1.47)%
======================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)           $   681,576    $   484,644     $   354,879     $   272,915     $    15,966
Ratio of Expenses to Average Net Assets            1.10%          1.10%           1.10%           1.10%           1.10%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                               2.97%          3.41%           4.40%           5.15%           5.03%
Portfolio Turnover Rate                              30%            30%             36%             34%             40%
----------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or
  Reimbursed by Adviser:
    Expenses to Average Net Assets                 1.11%          1.12%           1.15%           1.16%           1.90%
    Net Investment Income (Loss) to
      Average Net Assets                           2.96%          3.39%           4.35%           5.08%           4.23%
----------------------------------------------------------------------------------------------------------------------

                                                                                                    CLASS II
                                                                                          ----------------------------
                                                                                                           PERIOD FROM
                                                                                                           NOVEMBER 5,
                                                                                            YEAR ENDED        2002* TO
                                                                                          DECEMBER 31,    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                                                2003        2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $     11.33     $     11.59
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                    0.47#           0.06#
  Net Realized and Unrealized Gain (Loss)                                                         3.74            0.26
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                              4.21            0.32
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                             --           (0.37)
  Net Realized Gain                                                                                 --           (0.21)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                             --           (0.58)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $     15.54     $     11.33
======================================================================================================================
TOTAL RETURN^                                                                                    37.16%           2.82%++
======================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                          $    39,338     $       167
Ratio of Expenses to Average Net Assets                                                           1.35%           1.35%**
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                                                              2.72%           3.16%**
Portfolio Turnover Rate                                                                             30%             30%
----------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or
  Reimbursed by Adviser and/or
    Distributor:
    Expenses to Average Net Assets                                                                1.46%           1.47%**
    Net Investment Income (Loss) to
      Average Net Assets                                                                          2.61%           3.04%**
----------------------------------------------------------------------------------------------------------------------

*    Commenced offering
**   Annualized
++   Not annualized
#    Per share amount is based on average shares outstanding
^ Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Portfolio offers two classes of shares -- Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio's concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. UNFUNDED COMMITMENTS: Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, Inc., the Portfolio has made a subscription commitment of $3,000,000 for which it will receive 6,000 shares of common stock. As of December 31, 2003, Cabot Industrial Value Fund, Inc. has drawn down $142,500, which represents 4.75% of the commitment.

   Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT, LLC I, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 Class A Units. As of December 31, 2003, BRCP REIT, LLC I has drawn down $23,609, which represents 0.5% of the commitment.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

Notes to Financial Statements (cont'd)

   recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                            FROM $500
            FIRST $500     MILLION TO      MORE THAN
               MILLION     $1 BILLION     $1 BILLION
            ----------------------------------------
                  0.80%          0.75%          0.70%

MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares.

C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

             2003 DISTRIBUTIONS           2002 DISTRIBUTIONS
                PAID FROM:                   PAID FROM:
          -----------------------    ---------------------------
            ORDINARY    LONG-TERM       ORDINARY       LONG-TERM
              INCOME CAPITAL GAIN         INCOME    CAPITAL GAIN
               (000)        (000)          (000)           (000)
          ------------------------------------------------------
               $  --        $  --      $  15,408       $  11,203

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                         UNDISTRIBUTED       UNDISTRIBUTED
                              ORDINARY           LONG-TERM
                                INCOME        CAPITAL GAIN
                                 (000)               (000)
                         ---------------------------------
                             $  21,249            $  9,950

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Notes to Financial Statements (cont'd)

At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                        NET
                                               APPRECIATION
        COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
       (000)           (000)          (000)           (000)
   --------------------------------------------------------
   $ 592,207      $  145,123    $  (13,905)      $  131,218

G. OTHER: The Portfolio owns shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $234,744,000 and $165,800,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 56.0% and 86.1%, for Class I and Class II, respectively.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
U.S. REAL ESTATE PORTFOLIO

We have audited the accompanying statement of net assets of the U.S. Real Estate Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Real Estate Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Director and Officer Information (unaudited)

Independent Directors:

                                              TERM OF                                    NUMBER OF
                                              OFFICE AND                                 PORTFOLIOS IN
                                  POSITION(S) LENGTH OF                                  FUND COMPLEX
NAME, AGE AND ADDRESS OF          HELD WITH   TIME        PRINCIPAL OCCUPATION(S) DURING OVERSEEN BY   OTHER DIRECTORSHIPS
DIRECTOR                          REGISTRANT  SERVED*     PAST 5 YEARS                   DIRECTOR**    HELD BY DIRECTOR
--------------------------------- ----------- ----------- ------------------------------ ------------- -----------------------------
Michael Bozic (62)                Director    Director    Retired; Director or Trustee        208      Director of Weirton Steel
c/o Kramer Levin Naftalis &                   since 2003  of the Retail Funds and the                  Corporation.
Frankel LLP                                               Institutional Funds; formerly
Counsel to the Independent                                Vice Chairman of Kmart
Directors                                                 Corporation, Chairman and
919 Third Avenue                                          Chief Executive Officer of
New York, NY 10022                                        Levitz Furniture Corporation
                                                          and President and Chief
                                                          Executive Officer of Hills
                                                          Department Stores; formerly
                                                          variously Chairman, Chief
                                                          Executive Officer, President
                                                          and Chief Operating Officer of
                                                          the Sears Merchandise Group of
                                                          Sears, Roebuck & Co.

Edwin J. Garn (71)                Director    Director    Director or Trustee of the          208      Director of Franklin Covey
Summit Ventures LLC                           since 2003  Retail Funds and the                         (time management systems),
One Utah Center                                           Institutional Funds; member of               BMW Bank of North America,
201 South Main Street                                     the Utah Regional Advisory                   Inc. (industrial loan
Salt Lake City, UT 84111                                  Board of Pacific Corp.;                      corporation), United Space
                                                          formerly United States Senator               Alliance (joint venture
                                                          (R-Utah) and Chairman, Senate                between Lockheed Martin and
                                                          Banking Committee, Mayor of                  The Boeing Company) and
                                                          Salt Lake City, Utah,                        Nuskin Asia Pacific
                                                          Astronaut, Space Shuttle                     (multilevel marketing);
                                                          Discovery and Vice Chairman,                 member of the board of
                                                          Huntsman Corporation (chemical               various civic and charitable
                                                          company).                                    organizations.

Wayne E. Hedien (69)              Director    Director    Retired; Director or Trustee        208      Director of the PMI Group
WEH Associates                                since 2003  of the Retail Funds and the                  Inc. (private mortgage
5750 Old Orchard Road                                     Institutional Funds; formerly                insurance); Trustee and Vice
Suite 530                                                 associated with the Allstate                 Chairman of the Field Museum
Skokie, IL 60077                                          Companies, most recently as                  of Natural History; director
                                                          Chairman of The Allstate                     of various other business and
                                                          Corporation and Chairman and                 charitable organizations.
                                                          Chief Executive Officer of its
                                                          wholly-owned subsidiary,
                                                          Allstate Insurance Company.

Dr. Manuel H. Johnson (54)        Director    Director    Chairman of the Audit               208      Director of NVR, Inc. (home
Johnson Smick International, Inc.             since 2003  Committee and Director or                    construction); Chairman and
2099 Pennsylvania Avenue,                                 Trustee of the Retail Funds                  Trustee of the Financial
NW Suite 950                                              and the Institutional Funds;                 Accounting Foundation
Washington, D.C. 20006                                    Senior Partner, Johnson Smick                (oversight organization of
                                                          International, Inc.                          the Financial Accounting
                                                          (consulting firm);                           Standards Board); Director of
                                                          Co-Chairman and a founder of                 RBS Greenwich Capital
                                                          the Group of Seven Council                   Holdings (financial holdings
                                                          (G7C), an international                      company).
                                                          economic commission; formerly
                                                          Vice Chairman of the Board of
                                                          Governors of the Federal
                                                          Reserve System and Assistant
                                                          Secretary of the U.S.
                                                          Treasury.

Joseph J. Kearns (61)             Director    Director    Deputy Chairman of the Audit        209      Director of Electro Rent
Kearns & Associates LLC                       since 1994  Committee and Director or                    Corporation (equipment
PMB754                                                    Trustee of the Retail Funds                  leasing), The Ford Family
23852 Pacific Coast Hwy.                                  and the Institutional Funds;                 Foundation and the UCLA
Malibu, CA 90265                                          previously Chairman of the                   Foundation.
                                                          Audit Committee of the
                                                          Institutional Funds;
                                                          President, Kearns & Associates
                                                          LLC (investment consulting);
                                                          formerly CFO of The J. Paul
                                                          Getty Trust.

Michael Nugent (67)               Director    Director    Chairman of the Insurance           208      Director of various business
Triumph Capital, L.P.                         since 2001  Committee and Director or                    organizations.
445 Park Avenue, 10th Floor                               Trustee of the Retail Funds
New York, NY 10022                                        and the Institutional Funds;
                                                          General Partner of Triumph
                                                          Capital, L.P., (private
                                                          investment partnership);
                                                          formerly Vice President,
                                                          Bankers Trust Company and BT
                                                          Capital Corporation.

Fergus Reid (71)                  Director    Director    Chairman of the Governance          209      Trustee and Director of
Lumelite Plastics                             since 2001  Committee and Director or                    certain investment companies
85 Charles Coleman Blvd.                                  Trustee of the Retail Funds                  in the JPMorgan Funds complex
Pawling, NY 12564                                         and the Institutional Funds;                 managed by JP Morgan
                                                          Chairman of Lumelite Plastics                Investment Management Inc.
                                                          Corporation.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

Director and Officer Information (cont'd)

Interested Directors:

                                              TERM OF                                    NUMBER OF
                                              OFFICE AND                                 PORTFOLIOS IN
                                  POSITION(S) LENGTH OF                                  FUND COMPLEX
NAME, AGE AND ADDRESS OF          HELD WITH   TIME        PRINCIPAL OCCUPATION(S) DURING OVERSEEN BY   OTHER DIRECTORSHIPS
DIRECTOR                          REGISTRANT  SERVED*     PAST 5 YEARS                   DIRECTOR**    HELD BY DIRECTOR
--------------------------------- ----------- ----------- ------------------------------ ------------- -----------------------------
Charles A. Fiumefreddo (70)       Chairman    Chairman    Chairman and Director or            208      None
Morgan Stanley Funds              and         and         Trustee of the Retail Funds
Harborside Financial Center       Director    Director    and the Institutional Funds;
Plaza Two 3rd Floor                           since       formerly Chief Executive
Jersey City, NJ 07311                         2003        Officer of the Retail Funds.

James F. Higgins (55)             Director    Director    Director or Trustee of the          208      Director of AXA Financial,
Morgan Stanley                                since 2003  Retail Funds and the                         Inc. and The Equitable Life
Harborside Financial Center                               Institutional Funds; Senior                  Assurance Society of the
Plaza Two 2nd Floor                                       Advisor of Morgan Stanley;                   United States (financial
Jersey City, NJ 07311                                     Director of Morgan Stanley                   services).
                                                          Distributors Inc. and Dean
                                                          Witter Realty Inc.; previously
                                                          President and Chief Operating
                                                          Officer of the Private Client
                                                          Group of Morgan Stanley and
                                                          President and Chief Operating
                                                          Officer of Individual
                                                          Securities of Morgan Stanley.

Philip J. Purcell (60)            Director    Director    Director or Trustee of the          208      Director of American
Morgan Stanley                                since 2003  Retail Funds and the                         Airlines, Inc. and its parent
1585 Broadway 39th Floor                                  Institutional Funds; Chairman                company, AMR Corporation.
New York, NY 10036                                        of the Board of Directors and
                                                          Chief Executive Officer of
                                                          Morgan Stanley and Morgan
                                                          Stanley DW Inc.; Director of
                                                          Morgan Stanley Distributors
                                                          Inc.; Chairman of the Board of
                                                          Directors and Chief Executive
                                                          Officer of Novus Credit
                                                          Services Inc.; Director and/or
                                                          officer of various Morgan
                                                          Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

Director and Officer Information (cont'd)

Officers:

                                                             TERM OF OFFICE AND
                                            POSITION(S) HELD LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER  WITH REGISTRANT  SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------- ---------------- ------------------- -------------------------------------------------
Mitchell M. Merin (50)                      President        President since     President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                    2003                Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                           Director and Chief Executive Officer of Morgan
New York, NY 10020                                                               Stanley Investment Advisors Inc. and Morgan
                                                                                 Stanley Services Company Inc.; Chairman, Chief
                                                                                 Executive Officer and Director of Morgan Stanley
                                                                                 Distributors Inc.; Chairman and Director of
                                                                                 Morgan Stanley Trust; Director of various Morgan
                                                                                 Stanley subsidiaries; President of the
                                                                                 Institutional Funds and the Retail Funds; Trustee
                                                                                 and President of the Van Kampen Open-End and
                                                                                 Closed-End funds.

Ronald E. Robison (64)                      Executive Vice   Executive Vice      Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.   President and    President and       Director of Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor      Principal        Principal           Inc.; Managing Director of Morgan Stanley & Co.
New York, NY 10020                          Executive        Executive Officer   Incorporated; Managing Director of Morgan
                                            Officer          since 2003          Stanley; Managing Director, Chief Administrative
                                                                                 Officer and Director of Morgan Stanley Investment
                                                                                 Advisors Inc. and Morgan Stanley Services Company
                                                                                 Inc.; Chief Executive Officer and Director of
                                                                                 Morgan Stanley Trust; Executive Vice President
                                                                                 and Principal Executive Officer of the
                                                                                 Institutional Funds and the Retail Funds;
                                                                                 previously President and Director of the
                                                                                 Institutional Funds.

Barry Fink (48)                             Vice President   Vice President      General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                    since 2003          Stanley Investment Management; Managing Director,
1221 Avenue of the Americas 22nd Floor                                           Secretary and Director of Morgan Stanley
New York, NY 10020                                                               Investment Advisors Inc. and Morgan Stanley
                                                                                 Services Company Inc.; Assistant Secretary of
                                                                                 Morgan Stanley DW Inc.; Vice President and
                                                                                 General Counsel of the Retail Funds; Vice
                                                                                 President of the Institutional Funds; Vice
                                                                                 President and Secretary of Morgan Stanley
                                                                                 Distributors Inc.; previously Secretary of the
                                                                                 Retail Funds; previously Vice President and
                                                                                 Assistant General Counsel of Morgan Stanley
                                                                                 Investment Advisors Inc. and Morgan Stanley
                                                                                 Services Company Inc.

Joseph J. McAlinden (60)                    Vice President   Vice President      Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                    since 2003          Morgan Stanley Investment Advisors Inc. and
1221 Avenue of the Americas 33rd Floor                                           Morgan Stanley Investment Management Inc.;
New York, NY 10020                                                               Director of Morgan Stanley Trust, Chief
                                                                                 Investment Officer of the Van Kampen Funds; Vice
                                                                                 President of the Institutional Funds and the
                                                                                 Retail Funds.

Stefanie V. Chang (37)                      Vice President   Vice President      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    since 2001          Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                           Management Inc.; Vice President of the
New York, NY 10020                                                               Institutional Funds and the Retail Funds;
                                                                                 formerly practiced law with the New York law firm
                                                                                 of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (35)                       Treasurer and    Treasurer since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.   Chief Financial  2002                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor      Officer          CFO since 2003      Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                               Officer of the Institutional Funds; previously
                                                                                 with Price Waterhouse LLP (now
                                                                                 PricewaterhouseCoopers LLP).

Michael J. Leary (38)                       Assistant        Assistant           Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.           Treasurer        Treasurer since     Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                            2003                (formerly Chase Global Funds Company); formerly
Boston, MA 02108                                                                 Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                         Secretary        Secretary since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    2001                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                           Management Inc.; Secretary of the Institutional
New York, NY 10020                                                               Funds and the Retail Funds; formerly practiced
                                                                                 law with the New York law firms of McDermott,
                                                                                 Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                                 Flom LLP.

----------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

[MORGAN STANLEY LOGO]


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report -- December 31, 2003


VALUE PORTFOLIO

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report -- December 31, 2003

INVESTMENT OVERVIEW (UNAUDITED)

VALUE PORTFOLIO


PERFORMANCE COMPARED TO THE S&P 500 INDEX

                                                        TOTAL RETURNS(2)
                                                 -------------------------------
                                                             AVERAGE ANNUAL
                                                         -----------------------
                                                   ONE      FIVE           SINCE
                                                  YEAR     YEARS    INCEPTION(3)
--------------------------------------------------------------------------------
Portfolio                                        34.08%     5.54%           6.47%
Index(1)                                         28.68     (0.57)           7.65

(1) The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation.
(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on January 2, 1997.

[CHART]

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT SINCE INCEPTION

                                  S&P 500
                    PORTFOLIO      INDEX
                    ---------------------
1/2/97*              $10,000      $10,000
12/31/1997            12,098       13,402
12/31/1998            11,840       17,231
12/31/1999            11,625       20,856
12/31/2000            14,525       18,954
12/31/2001            14,855       16,703
12/31/2002            11,564       13,015
12/31/2003            15,505       16,748

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Value Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

PERFORMANCE

For the year ended December 31, 2003, the Portfolio had a total return of 34.08% compared to 28.68% for the S&P 500 Index (the "Index").

FACTORS AFFECTING PERFORMANCE

- Stock prices advanced sharply during the year as economic strength gathered momentum fueled by fiscal and monetary stimulus.

- Sector selection and stock selection were each positive .65 influences on the Portfolio's return for the year.

- Sector selection was most additive to relative returns in the consumer staples area, where the Portfolio is underweight relative to the benchmark. Market weights in the energy and health care groups also aided results.

- Stock selection was positive overall, most notably in the Portfolio's consumer discretionary names. Financial stocks and industrial issues were also strong performers.

MANAGEMENT STRATEGIES

- The Portfolio continued its strategy of seeking to incorporate stocks with reasonable valuations relative to management's assessment of fair value.


January 2004

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

STATEMENT OF NET ASSETS

VALUE PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.5%)
AUTOMOBILES (0.6%)
  General Motors Corp.                                      6,300     $      336
--------------------------------------------------------------------------------
CAPITAL MARKETS (1.0%)
  Goldman Sachs Group, Inc.                                 1,000             99
  J.P. Morgan Chase & Co.                                   6,300            231
  Merrill Lynch & Co., Inc.                                 3,100            182
--------------------------------------------------------------------------------
                                                                             512
================================================================================
CHEMICALS (5.1%)
  Dow Chemical Co.                                         34,600          1,438
  E. I. Du Pont de Nemours & Co.                           14,500            665
  PPG Industries, Inc.                                      4,400            282
  Rohm & Haas Co.                                           6,800            291
--------------------------------------------------------------------------------
                                                                           2,676
================================================================================
COMMERCIAL BANKS (6.3%)
  Bank of America Corp.                                    15,400          1,239
  PNC Financial Services Group, Inc.                       12,100            662
  Sun Trust Banks, Inc.                                     3,500            250
  Wells Fargo & Co.                                        19,600          1,154
--------------------------------------------------------------------------------
                                                                           3,305
================================================================================
COMMUNICATIONS EQUIPMENT (0.6%)
  JDS Uniphase Corp.                                       16,700(a)          61
  Nokia Oyj ADR                                            10,500            178
  Telefonaktiebolaget LM Ericsson ADR                       5,200(a)          92
--------------------------------------------------------------------------------
                                                                             331
================================================================================
COMPUTERS & PERIPHERALS (2.9%)
  Hewlett-Packard Co.                                      41,700            958
  International Business Machines Corp.                     3,000            278
  Lexmark International Group, Inc.                         4,000(a)         314
--------------------------------------------------------------------------------
                                                                           1,550
================================================================================
COMPUTERS SOFTWARE/SERVICES (0.6%)
  Amdocs Ltd.                                               3,200(a)          72
  Check Point Software Technologies Ltd.                    4,600(a)          77
  Microsoft Corp.                                           6,300            174
--------------------------------------------------------------------------------
                                                                             323
================================================================================
CONSUMER FINANCE (0.5%)
  Capital One Financial Corp.                               4,600            282
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (2.0%)
  Citigroup, Inc.                                          21,800          1,058
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (10.4%)
  SBC Communications, Inc.                                 50,700          1,322
  Sprint Corp. - FON Group                                147,500          2,422
  Verizon Communications, Inc.                             49,700          1,743
--------------------------------------------------------------------------------
                                                                           5,487
================================================================================
ELECTRIC UTILITIES (4.8%)
  American Electric Power Co., Inc.                         7,100            216
  CenterPoint Energy, Inc.                                 16,400            159
  FirstEnergy Corp.                                        31,100          1,095
  Scottish Power plc                                        6,300            171
  TXU Corp.                                                38,100            904
--------------------------------------------------------------------------------
                                                                           2,545
================================================================================
ELECTRICAL EQUIPMENT (0.4%)
  Flextronics International Ltd.                           12,300(a)         183
--------------------------------------------------------------------------------
ELECTRONICS - SEMICONDUCTORS (0.3%)
  Intel Corp.                                               1,500     $       48
  Novellus Systems, Inc. $ 336                              1,800(a)          76
--------------------------------------------------------------------------------
                                                                             124
================================================================================
ENERGY EQUIPMENT & SERVICES (10.8%)
  GlobalSantaFe Corp.                                      35,400            879
  Halliburton Co.                                          86,300          2,244
  Schlumberger Ltd.                                        33,800          1,849
  Transocean, Inc.                                         30,100(a)         723
--------------------------------------------------------------------------------
                                                                           5,695
================================================================================
FOOD & STAPLES RETAILING (3.2%)
  CVS Corp.                                                 8,800            318
  Kroger Co.                                               73,200(a)       1,355
--------------------------------------------------------------------------------
                                                                           1,673
================================================================================
FOOD PRODUCTS (2.3%)
  Kraft Foods, Inc.                                        14,300            461
  Sara Lee Corp.                                           10,800            234
  Unilever N.V. (NY Shares)                                 7,600            493
--------------------------------------------------------------------------------
                                                                           1,188
================================================================================
HEALTHCARE PROVIDERS & SERVICES (2.9%)
  Aetna, Inc.                                              10,300            696
  AmerisourceBergen Corp.                                   5,900            331
  Tenet Healthcare Corp.                                   30,900(a)         496
--------------------------------------------------------------------------------
                                                                           1,523
================================================================================
HOTELS, RESTAURANTS & LEISURE (0.4%)
  Darden Restaurants, Inc.                                 10,400            219
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (2.2%)
  Kimberly-Clark Corp.                                     19,700          1,164
--------------------------------------------------------------------------------
INSURANCE (5.4%)
  Allstate Corp.                                           17,500            753
  AMBAC Financial Group, Inc.                               5,800            402
  Chubb Corp. (The)                                        11,300            770
  Metlife, Inc.                                            10,000            337
  Torchmark Corp.                                           8,500            387
  Travelers Property Casualty Corp., Class A               10,200            171
  Travelers Property Casualty Corp., Class B                1,200             20
--------------------------------------------------------------------------------
                                                                           2,840
================================================================================
IT SERVICES (0.5%)
  Affiliated Computer Services, Inc., Class A               1,900(a)         104
  Sungard Data Systems, Inc.                                6,500(a)         180
--------------------------------------------------------------------------------
                                                                             284
================================================================================
LEISURE EQUIPMENT & PRODUCTS (0.6%)
  Eastman Kodak Co.                                        11,200            288
--------------------------------------------------------------------------------
MANUFACTURING (SPECIALIZED) (0.2%)
  Jabil Circuit, Inc.                                       4,100(a)         116
--------------------------------------------------------------------------------
MEDIA (3.7%)
  Clear Channel Communications, Inc.                        7,000            328
  Liberty Media Corp., Class A                             41,900(a)         498
  Walt Disney Co.                                          48,400          1,129
--------------------------------------------------------------------------------
                                                                           1,955
================================================================================
METALS & MINING (1.0%)
  Alcoa, Inc.                                              13,600            517
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report -- December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

VALUE PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER (0.5%)
  Constellation Energy Group, Inc.                          2,700     $      106
  Public Service Enterprise Group, Inc.                     3,800            166
--------------------------------------------------------------------------------
                                                                             272
================================================================================
MULTILINE RETAIL (1.1%)
  Federated Department Stores                               8,000            377
  May Dept Stores Co.                                       7,400            215
--------------------------------------------------------------------------------
                                                                             592
================================================================================
OIL & GAS (4.0%)
  BP plc ADR                                               16,900            834
  ConocoPhillips                                            8,300            544
  Total S.A. ADR                                            7,700            713
--------------------------------------------------------------------------------
                                                                           2,091
================================================================================
PAPER & FOREST PRODUCTS (4.4%)
  Boise Cascade Corp.                                       5,100            168
  Georgia-Pacific Corp.                                    30,200            926
  International Paper Co.                                  28,300          1,220
--------------------------------------------------------------------------------
                                                                           2,314
================================================================================
PHARMACEUTICALS (11.3%)
  Bristol-Myers Squibb Co.                                 72,700          2,079
  GlaxoSmithKline plc ADR                                  27,400          1,277
  Merck & Co., Inc.                                         6,300            291
  Pfizer, Inc.                                             24,600            869
  Roche Holding AG ADR                                      6,500            656
  Schering-Plough Corp.                                    30,000            522
  Wyeth                                                     6,600            280
--------------------------------------------------------------------------------
                                                                           5,974
================================================================================
ROAD & RAIL (0.7%)
  Burlington Northern Santa Fe Corp.                       10,600            343
--------------------------------------------------------------------------------
SPECIALTY RETAIL (0.4%)
  Limited Brands                                           10,200            184
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
  Jones Apparel Group, Inc.                                13,900            490
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (4.3%)
  Fannie Mae                                                3,800            285
  Freddie Mac                                              33,900          1,977
--------------------------------------------------------------------------------
                                                                           2,262
================================================================================
TOBACCO (1.2%)
  Altria Group, Inc.                                       11,900            648
--------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $46,540)                                      51,344
================================================================================

                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (5.0%)
REPURCHASE AGREEMENT (5.0%)
  J.P. Morgan Securities, Inc., 0.75%,
    dated 12/31/03, due 1/2/04,
    repurchase price $2,652
    (COST $2,652)                                      $    2,652(b)       2,652
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.5%) (COST $49,192)                                 53,996
================================================================================

                                                           AMOUNT         AMOUNT
                                                            (000)          (000)
--------------------------------------------------------------------------------
OTHER ASSETS (0.4%)
  Receivable for Investments Sold                      $      104
  Dividends Receivable                                         97
  Receivable for Portfolio Shares Sold                         19
  Other                                                         1     $      221
================================================================================
LIABILITIES (-2.9%)
  Payable for Investments Purchased                        (1,381)
  Payable for Portfolio Shares Redeemed                       (75)
  Investment Advisory Fees Payable                            (57)
  Administrative Fees Payable                                 (12)
  Custodian Fees Payable                                       (3)
  Directors' Fees and Expenses Payable                         (3)
  Other Liabilities                                           (16)        (1,547)
================================================================================
NET ASSETS (100%)                                                     $   52,670
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $   45,551
Undistributed (Distributions in Excess of)
  Net Investment Income                                                      583
Accumulated Net Realized Gain (Loss)                                       1,732
Unrealized Appreciation (Depreciation) on Investments                      4,804
--------------------------------------------------------------------------------
NET ASSETS                                                            $   52,670
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 3,996,134 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                            $    13.18
================================================================================

(a)  Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

VALUE PORTFOLIO

STATEMENT OF OPERATIONS

                                                                      YEAR ENDED
                                                               DECEMBER 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                      $           941
  Interest                                                                    11
--------------------------------------------------------------------------------
    Total Investment Income                                                  952
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                   236
  Administrative Fees                                                        114
  Shareholder Reporting Fees                                                  24
  Custodian Fees                                                              21
  Professional Fees                                                           20
  Directors' Fees and Expenses                                                 2
  Other                                                                        9
--------------------------------------------------------------------------------
    Total Expenses                                                           426
--------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                            (61)
--------------------------------------------------------------------------------
    Net Expenses                                                             365
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 587
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                         4,532
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                              7,861
--------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION)                                           12,393
--------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS                                                 $        12,980
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED          YEAR ENDED
                                                               DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                           (000)               (000)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                   $           587     $           434
  Net Realized Gain (Loss)                                                 4,532              (2,116)
  Change in Unrealized Appreciation (Depreciation)                         7,861              (9,961)
----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations                                                          12,980             (11,643)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                       --                (433)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                               7,530              11,911
  Distributions Reinvested                                                    --                 433
  Redeemed                                                                (7,049)             (7,994)
----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Capital Share Transactions                                             481               4,350
----------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                 13,461              (7,726)
NET ASSETS:
  Beginning of Period                                                     39,209              46,935
----------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in
    excess of) net investment income of $583 and $(4),
    respectively)                                                $        52,670     $        39,209
----------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    Shares Subscribed                                                        667               1,012
    Shares Issued on Distributions Reinvested                                 --                  44
    Shares Redeemed                                                         (658)               (744)
----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                      9                 312
====================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report -- December 31, 2003

FINANCIAL HIGHLIGHTS

VALUE PORTFOLIO

                                                           YEAR ENDED DECEMBER 31,
                                            ----------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS              2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   9.83   $  12.77   $  13.15   $  10.76   $  11.10
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                  0.15#      0.11#      0.13       0.12       0.13
  Net Realized and Unrealized Gain (Loss)       3.20      (2.94)      0.18       2.57      (0.34)
------------------------------------------------------------------------------------------------
    Total from Investment Operations            3.35      (2.83)      0.31       2.69      (0.21)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                           --      (0.11)     (0.13)     (0.12)     (0.13)
  Net Realized Gain                               --         --      (0.56)     (0.18)        --
------------------------------------------------------------------------------------------------
    Total Distributions                           --      (0.11)     (0.69)     (0.30)     (0.13)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $  13.18   $   9.83   $  12.77   $  13.15   $  10.76
================================================================================================
TOTAL RETURN +/-                               34.08%    (22.15)%     2.27%     24.95%     (1.82)%
================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)           $ 52,670   $ 39,209   $ 46,935   $ 49,931   $ 37,199
Ratio of Expenses to Average Net Assets         0.85%      0.85%      0.85%      0.85%      0.85%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                            1.37%      0.97%      0.92%      1.07%      1.26%
Portfolio Turnover Rate                          135%        39%        55%        50%        43%
------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived and/or
  Reimbursed by Adviser:
    Expenses to Average Net Assets              0.99%      0.96%      0.93%      1.09%      1.22%
    Net Investment Income (Loss) to
      Average Net Assets                        1.23%      0.86%      0.84%      0.82%      0.89%
------------------------------------------------------------------------------------------------

#    Per share amount is based on average shares outstanding

+/- Performance shown does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

    The accompanying notes are an integral part of the financial statements.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

   NOTES TO FINANCIAL STATEMENTS

   The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

   The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

   The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

      All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. ("MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                              FROM $500
            FIRST $500       MILLION TO       MORE THAN
               MILLION       $1 BILLION      $1 BILLION
            -------------------------------------------
                  0.55%            0.50%           0.45%

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   MS Investment Management has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

   D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

   E. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions from the Portfolio are recorded on the ex-dividend date.

   Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned.

   The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

                 2003 DISTRIBUTIONS        2002 DISTRIBUTIONS
                     PAID FROM:                PAID FROM:
              ------------------------   -----------------------
              ORDINARY       LONG-TERM   ORDINARY      LONG-TERM
                INCOME    CAPITAL GAIN     INCOME   CAPITAL GAIN
                 (000)           (000)      (000)          (000)
              --------------------------------------------------
              $     --        $     --   $    433       $     --

   The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

   Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

   At December 31, 2003, the Portfolio had distributable earnings on a tax basis as follows:

                     UNDISTRIBUTED    UNDISTRIBUTED
                          ORDINARY        LONG-TERM
                            INCOME     CAPITAL GAIN
                             (000)            (000)
                     ------------------------------
                     $       1,008    $       1,442

   At December 31, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                                   NET
                                                          APPRECIATION
              COST     APPRECIATION     DEPRECIATION    (DEPRECIATION)
             (000)            (000)            (000)             (000)
          ------------------------------------------------------------
          $ 49,322          $ 4,841           $ (167)          $ 4,674

   During the year ended December 31, 2003, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,895,000.

   F. OTHER: For the year ended December 31, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $56,466,000 and $56,375,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 2003.

   During the year ended December 31, 2003, the Portfolio incurred $464 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

   At December 31, 2003, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.0%.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF
DIRECTORS OF THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
VALUE PORTFOLIO


We have audited the accompanying statement of net assets of the Value Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Value Portfolio of The Universal Institutional Funds, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003


DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                                TERM OF                                     NUMBER OF
                                                OFFICE AND                                  PORTFOLIOS IN
                                   POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF           HELD WITH    TIME        PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                           REGISTRANT   SERVED*     PAST 5 YEARS                    DIRECTOR**     BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Michael Bozic (62)                 Director     Director    Retired; Director or Trustee        208        Director of Weirton Steel
c/o Kramer Levin Naftalis &                     since 2003  of the Retail Funds and the                    Corporation.
Frankel LLP                                                 Institutional Funds; formerly
Counsel to the Independent                                  Vice Chairman of Kmart
Directors                                                   Corporation, Chairman and
919 Third Avenue                                            Chief Executive Officer of
New York, NY 10022                                          Levitz Furniture Corporation
                                                            and President and Chief
                                                            Executive Officer of Hills
                                                            Department Stores; formerly
                                                            variously Chairman, Chief
                                                            Executive Officer, President
                                                            and Chief Operating Officer of
                                                            the Sears Merchandise Group of
                                                            Sears, Roebuck & Co.

Edwin J. Garn (71)                 Director     Director    Director or Trustee of the          208        Director of Franklin
Summit Ventures LLC                             since 2003  Retail Funds and the                           Covey (time management
One Utah Center                                             Institutional Funds; member of                 systems), BMW Bank of
201 South Main Street                                       the Utah Regional Advisory                     North America, Inc.
Salt Lake City, UT 84111                                    Board of Pacific Corp.;                        (industrial loan
                                                            formerly United States Senator                 corporation), United
                                                            (R-Utah) and Chairman, Senate                  Space Alliance (joint
                                                            Banking Committee, Mayor of                    venture between Lockheed
                                                            Salt Lake City, Utah,                          Martin and The Boeing
                                                            Astronaut, Space Shuttle                       Company) and Nuskin Asia
                                                            Discovery and Vice Chairman,                   Pacific (multilevel
                                                            Huntsman Corporation (chemical                 marketing); member of the
                                                            company).                                      board of various civic
                                                                                                           and charitable
                                                                                                           organizations.

Wayne E. Hedien (69)               Director     Director    Retired; Director or Trustee        208        Director of the PMI Group
WEH Associates                                  since 2003  of the Retail Funds and the                    Inc. (private mortgage
5750 Old Orchard Road                                       Institutional Funds; formerly                  insurance); Trustee and
Suite 530                                                   associated with the Allstate                   Vice Chairman of the
Skokie, IL 60077                                            Companies, most recently as                    Field Museum of Natural
                                                            Chairman of The Allstate                       History; director of
                                                            Corporation and Chairman and                   various other business
                                                            Chief Executive Officer of its                 and charitable
                                                            wholly-owned subsidiary,                       organizations.
                                                            Allstate Insurance Company.

Dr. Manuel H. Johnson (54)         Director     Director    Chairman of the Audit               208        Director of NVR, Inc.
Johnson Smick International, Inc.               since 2003  Committee and Director or                      (home construction);
2099 Pennsylvania Avenue,                                   Trustee of the Retail Funds                    Chairman and Trustee of
NW Suite 950                                                and the Institutional Funds;                   the Financial Accounting
Washington, D.C. 20006                                      Senior Partner, Johnson Smick                  Foundation (oversight
                                                            International, Inc.                            organization of the
                                                            (consulting firm); Co-Chairman                 Financial Accounting
                                                            and a founder of the Group of                  Standards Board);
                                                            Seven Council (G7C), an                        Director of RBS Greenwich
                                                            international economic                         Capital Holdings
                                                            commission; formerly Vice                      (financial holdings
                                                            Chairman of the Board of                       company).
                                                            Governors of the Federal
                                                            Reserve System and Assistant
                                                            Secretary of the U.S.
                                                            Treasury.

Joseph J. Kearns (61)              Director     Director    Deputy Chairman of the Audit        209        Director of Electro Rent
Kearns & Associates LLC                         since 1994  Committee and Director or                      Corporation (equipment
PMB754                                                      Trustee of the Retail Funds                    leasing), The Ford Family
23852 Pacific Coast Hwy.                                    and the Institutional Funds;                   Foundation and the UCLA
Malibu, CA 90265                                            previously Chairman of the                     Foundation.
                                                            Audit Committee of the
                                                            Institutional Funds;
                                                            President, Kearns & Associates
                                                            LLC (investment consulting);
                                                            formerly CFO of The J. Paul
                                                            Getty Trust.

Michael Nugent (67)                Director     Director    Chairman of the Insurance           208        Director of various
Triumph Capital, L.P.                           since 2001  Committee and Director or                      business organizations.
445 Park Avenue, 10th Floor                                 Trustee of the Retail Funds
New York, NY 10022                                          and the Institutional Funds;
                                                            General Partner of Triumph
                                                            Capital, L.P., (private
                                                            investment partnership);
                                                            formerly Vice President,
                                                            Bankers Trust Company and BT
                                                            Capital Corporation.

Fergus Reid (71)                   Director     Director    Chairman of the Governance          209        Trustee and Director of
Lumelite Plastics                               since 2001  Committee and Director or                      certain investment
85 Charles Coleman Blvd.                                    Trustee of the Retail Funds                    companies in the JPMorgan
Pawling, NY 12564                                           and the Institutional Funds;                   Funds complex managed by
                                                            Chairman of Lumelite Plastics                  JP Morgan Investment
                                                            Corporation.                                   Management Inc.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                                TERM OF                                     NUMBER OF
                                                OFFICE AND                                  PORTFOLIOS IN
                                   POSITION(S)  LENGTH OF                                   FUND COMPLEX
NAME, AGE AND ADDRESS OF           HELD WITH    TIME        PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DIRECTOR                           REGISTRANT   SERVED*     PAST 5 YEARS                    DIRECTOR**     BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo (70)        Chairman     Chairman    Chairman and Director or            208        None
Morgan Stanley Funds               and          and         Trustee of the Retail Funds
Harborside Financial Center        Director     Director    and the Institutional Funds;
Plaza Two 3rd Floor                             since       formerly Chief Executive
Jersey City, NJ 07311                           2003        Officer of the Retail Funds.

James F. Higgins (55)              Director     Director    Director or Trustee of the          208        Director of AXA
Morgan Stanley                                  since 2003  Retail Funds and the                           Financial, Inc. and The
Harborside Financial Center                                 Institutional Funds; Senior                    Equitable Life Assurance
Plaza Two 2nd Floor                                         Advisor of Morgan Stanley;                     Society of the United
Jersey City, NJ 07311                                       Director of Morgan Stanley                     States (financial
                                                            Distributors Inc. and Dean                     services).
                                                            Witter Realty Inc.; previously
                                                            President and Chief Operating
                                                            Officer of the Private Client
                                                            Group of Morgan Stanley and
                                                            President and Chief Operating
                                                            Officer of Individual
                                                            Securities of Morgan Stanley.

Philip J. Purcell (60)             Director     Director    Director or Trustee of the          208        Director of American
Morgan Stanley                                  since 2003  Retail Funds and the                           Airlines, Inc. and its
1585 Broadway 39th Floor                                    Institutional Funds; Chairman                  parent company, AMR
New York, NY 10036                                          of the Board of Directors and                  Corporation.
                                                            Chief Executive Officer of
                                                            Morgan Stanley and Morgan
                                                            Stanley DW Inc.; Director of
                                                            Morgan Stanley Distributors
                                                            Inc.; Chairman of the Board of
                                                            Directors and Chief Executive
                                                            Officer of Novus Credit
                                                            Services Inc.; Director and/or
                                                            officer of various Morgan
                                                            Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment
   Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Annual Report - December 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                                             TERM OF OFFICE AND
                                            POSITION(S)HELD  LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER  WITH REGISTRANT  SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------  ---------------  ------------------  ---------------------------------------------------
Mitchell M. Merin (50)                      President        President since     President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                    2003                Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                           Director and Chief Executive Officer of Morgan
New York, NY 10020                                                               Stanley Investment Advisors Inc. and Morgan
                                                                                 Stanley Services Company Inc.; Chairman, Chief
                                                                                 Executive Officer and Director of Morgan Stanley
                                                                                 Distributors Inc.; Chairman and Director of Morgan
                                                                                 Stanley Trust; Director of various Morgan Stanley
                                                                                 subsidiaries; President of the Institutional Funds
                                                                                 and the Retail Funds; Trustee and President of the
                                                                                 Van Kampen Open-End and Closed-End funds.

Ronald E. Robison (64)                      Executive Vice   Executive Vice      Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.   President and    President and       Director of Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor      Principal        Principal           Inc.; Managing Director of Morgan Stanley & Co.
New York, NY 10020                          Executive        Executive Officer   Incorporated; Managing Director of Morgan Stanley;
                                            Officer          since 2003          Managing Director, Chief Administrative Officer
                                                                                 and Director of Morgan Stanley Investment Advisors
                                                                                 Inc. and Morgan Stanley Services Company Inc.;
                                                                                 Chief Executive Officer and Director of Morgan
                                                                                 Stanley Trust; Executive Vice President and
                                                                                 Principal Executive Officer of the Institutional
                                                                                 Funds and the Retail Funds; previously President
                                                                                 and Director of the Institutional Funds.

Barry Fink (48)                             Vice President   Vice President      General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                    since 2003          Stanley Investment Management; Managing Director,
1221 Avenue of the Americas 22nd Floor                                           Secretary and Director of Morgan Stanley
New York, NY 10020                                                               Investment Advisors Inc. and Morgan Stanley
                                                                                 Services Company Inc.; Assistant Secretary of
                                                                                 Morgan Stanley DW Inc.; Vice President and General
                                                                                 Counsel of the Retail Funds; Vice President of the
                                                                                 Institutional Funds; Vice President and Secretary
                                                                                 of Morgan Stanley Distributors Inc.; previously
                                                                                 Secretary of the Retail Funds; previously Vice
                                                                                 President and Assistant General Counsel of Morgan
                                                                                 Stanley Investment Advisors Inc. and Morgan
                                                                                 Stanley Services Company Inc.

Joseph J. McAlinden (60)                    Vice President   Vice President      Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                    since 2003          Morgan Stanley Investment Advisors Inc. and Morgan
1221 Avenue of the Americas 33rd Floor                                           Stanley Investment Management Inc.; Director of
New York, NY 10020                                                               Morgan Stanley Trust, Chief Investment Officer of
                                                                                 the Van Kampen Funds; Vice President of the
                                                                                 Institutional Funds and the Retail Funds.

Stefanie V. Chang (37)                      Vice President   Vice President      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    since 2001          Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                           Management Inc.; Vice President of the
New York, NY 10020                                                               Institutional Funds and the Retail Funds; formerly
                                                                                 practiced law with the New York law firm of Rogers
                                                                                 & Wells (now Clifford Chance US LLP).

James W. Garrett (35)                       Treasurer and    Treasurer since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.   Chief Financial  2002                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor      Officer          CFO since 2003      Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                               Officer of the Institutional Funds; previously
                                                                                 with Price Waterhouse LLP (now
                                                                                 PricewaterhouseCoopers LLP).

Michael J. Leary (38)                       Assistant        Assistant           Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.           Treasurer        Treasurer since     Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                            2003                (formerly Chase Global Funds Company); formerly
Boston, MA 02108                                                                 Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                         Secretary        Secretary since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    2001                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                           Management Inc.; Secretary of the Institutional
New York, NY 10020                                                               Funds and the Retail Funds; formerly practiced law
                                                                                 with the New York law firms of McDermott, Will &
                                                                                 Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                                 LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2003

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway New York, New
York 10019-5820

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


The Investment Adviser Morgan Stanley Investment Management Inc. doing business in certain instances as Miller Anderson, Van Kampen or Morgan Stanley Asset Management.

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

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ITEM 2.  CODE OF ETHICS.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)

     (1)  The Fund Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

For Retail and Institutional Funds

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a
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member of the audit committee and Board of Directors in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:


   2003
                                                         REGISTRANT    COVERED ENTITIES(1)
                                                         ----------    -------------------
   AUDIT FEES                                              $258,801           N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES                            $      0        $ 93,000(2)
             TAX FEES                                      $ 40,389(3)     $163,414(4)
             ALL OTHER FEES                                $      0        $341,775(5)
   TOTAL NON-AUDIT FEES                                    $ 40,389        $598,189

   TOTAL                                                   $299,190        $598,189


   2002

                                                         REGISTRANT    COVERED ENTITIES(1)
                                                         ----------    -------------------
   AUDIT FEES                                              $213,700           N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES                            $      0        $179,000(2)
             TAX FEES                                      $ 34,300(3)     $      0
             ALL OTHER FEES                                $      0        $595,150(6)
   TOTAL NON-AUDIT FEES                                    $ 34,300        $774,150

   TOTAL                                                   $248,000        $774,150

     N/A- Not applicable, as not required by Item 4

     (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

     (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

     (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax return.

     (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of Passive Foreign Investment Company entities.

                                      2

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     (5)  All Other Fees represent attestation services provided in connection with performance presentation standards.

     (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                            AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

------------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

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     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

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3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     -    Statutory audits or financial audits for the Fund

     - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters

     - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and

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implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders and agreed upon procedures related to fund profitability analysis in connection with 15c management contract renewal process

     - Services associated with registration statement with Japanese regulatory authorities, including issuance of consent and opinion for Morgan Stanley Asia-Pacific Fund

     -    Due diligence services pertaining to potential fund mergers

     -    Issuance of SAS-70 reports on internal controls of a service provider

     - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)

     - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)

     - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment

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of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

     -    U.S. federal, state and local tax planning and advice

     -    U.S. federal, state and local tax compliance

     -    International tax planning and advice

     -    International tax compliance

     - Review/preparation of federal, state, local and international income, franchise, and other tax returns

     -    Identification of Passive Foreign Investment Companies

     - Preparation of local Indian Tax Returns o Domestic and foreign tax planning, compliance, and advice

     - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies

     - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)

     - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the

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Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

     The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the

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Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the Independent Auditors' services.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.

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         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

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ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Fund's chief executive officer and chief financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's most recent second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) [Attach the Code of Ethics]

(b)(1) [Attach the 302 Certification of Chief Executive Officer]

(b)(2) [Attach the 302 Certification of Chief Financial Officer]

[Note: the 906 Certifications are not exhibits to the Form but are filed with the Form.]

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Universal Institutional Funds, Inc.
            --------------------------------------------------------------------

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/18/2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/18/2004

By: /s/ James W. Garrett
   -----------------------------------------------------------------------------
Name:    James W. Garrett
Title:   Chief Financial Officer
Date:    2/18/2004